Vanguard Balanced Index Fund
Schedule of Investments (unaudited)
As of March 31, 2021
The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.
		Shares	Market Value ($000)
Common Stocks (61.1%)
Basic Materials (1.3%)
	Linde plc	421,212	117,998
	Air Products and Chemicals Inc.	178,763	50,293
	Ecolab Inc.	206,961	44,304
	Newmont Corp.	646,136	38,943
*	Freeport-McMoRan Inc.	1,182,296	38,933
	Dow Inc.	597,688	38,216
	International Flavors & Fragrances Inc.	201,791	28,172
	Fastenal Co.	462,819	23,271
	LyondellBasell Industries NV Class A	215,449	22,417
	Nucor Corp.	241,700	19,401
	International Paper Co.	320,485	17,329
	Albemarle Corp.	94,055	13,742
	Celanese Corp. Class A	89,028	13,337
	Avery Dennison Corp.	66,603	12,232
	Eastman Chemical Co.	110,525	12,171
	FMC Corp.	104,215	11,527
	Scotts Miracle-Gro Co.	42,704	10,461
	Mosaic Co.	277,350	8,767
	Steel Dynamics Inc.	159,288	8,085
	CF Industries Holdings Inc.	174,675	7,927
	Reliance Steel & Aluminum Co.	49,740	7,575
	Cleveland-Cliffs Inc.	366,291	7,366
	Royal Gold Inc.	53,021	5,706
*	Alcoa Corp.	156,600	5,088
	United States Steel Corp.	193,243	5,057
	Huntsman Corp.	165,413	4,769
	Timken Co.	55,105	4,473
	Ashland Global Holdings Inc.	49,450	4,390
	Olin Corp.	114,046	4,330
*	Hexcel Corp.	70,417	3,943
	Valvoline Inc.	150,534	3,924
	Chemours Co.	137,479	3,837
*	RBC Bearings Inc.	19,218	3,782
	UFP Industries Inc.	48,135	3,651
	Avient Corp.	76,523	3,617
	W R Grace & Co.	55,351	3,313
	Balchem Corp.	25,816	3,238
	Element Solutions Inc.	176,879	3,235
	Commercial Metals Co.	99,361	3,064
*	Univar Solutions Inc.	134,313	2,893
	Sensient Technologies Corp.	35,033	2,733

		Shares	Market Value ($000)
	Quaker Chemical Corp.	11,035	2,690
	NewMarket Corp.	7,058	2,683
*	Ingevity Corp.	34,991	2,643
	Hecla Mining Co.	451,052	2,567
	Cabot Corp.	47,456	2,489
	Westlake Chemical Corp.	25,122	2,231
	Stepan Co.	16,746	2,129
*	Livent Corp.	120,274	2,083
*	Arconic Corp.	81,237	2,063
	Innospec Inc.	19,761	2,029
	Minerals Technologies Inc.	26,839	2,022
	Boise Cascade Co.	33,105	1,981
*	Amyris Inc.	100,800	1,925
	Mueller Industries Inc.	46,301	1,915
	Compass Minerals International Inc.	29,493	1,850
	Worthington Industries Inc.	27,489	1,844
*,1	MP Materials Corp.	48,400	1,740
	GrafTech International Ltd.	141,475	1,730
*	Coeur Mining Inc.	188,247	1,700
	Domtar Corp.	45,989	1,699
	Tronox Holdings plc Class A	87,714	1,605
	Carpenter Technology Corp.	38,339	1,578
	Kaiser Aluminum Corp.	13,151	1,453
	Schweitzer-Mauduit International Inc.	25,778	1,262
	Materion Corp.	17,693	1,172
*	GCP Applied Technologies Inc.	46,143	1,132
	Schnitzer Steel Industries Inc. Class A	22,401	936
*	Kraton Corp.	23,122	846
*	Century Aluminum Co.	43,070	761
*	US Silica Holdings Inc.	53,800	661
*	AdvanSix Inc.	23,829	639
	Neenah Inc.	12,110	622
*	Koppers Holdings Inc.	17,410	605
	Hawkins Inc.	17,498	587
*	Resolute Forest Products Inc.	50,900	557
*	Clearwater Paper Corp.	14,637	551
*	Rayonier Advanced Materials Inc.	60,700	551
	Glatfelter Corp.	29,983	514
*	Energy Fuels Inc.	89,046	506
	American Vanguard Corp.	24,535	501
	PQ Group Holdings Inc.	28,431	475
*	Unifi Inc.	16,177	446
	Omega Flex Inc.	2,737	432
	Verso Corp. Class A	29,622	432
	Tredegar Corp.	26,220	394
*	Uranium Energy Corp.	124,343	356
	Olympic Steel Inc.	10,949	322
*	TimkenSteel Corp.	23,505	276
*	Northwest Pipe Co.	7,317	245
*	Intrepid Potash Inc.	7,428	242
*	Gatos Silver Inc.	22,900	228
*	Ryerson Holding Corp.	12,967	221
	FutureFuel Corp.	15,031	218
	Gold Resource Corp.	71,225	188
	Haynes International Inc.	6,067	180
	Culp Inc.	10,880	167
*	NN Inc.	17,924	127
*	Ur-Energy Inc.	114,960	126

		Shares	Market Value ($000)
	Eastern Co.	4,598	123
	Northern Technologies International Corp.	5,764	88
*	LSB Industries Inc.	16,674	86
*	Universal Stainless & Alloy Products Inc.	7,642	78
*	Hycroft Mining Holding Corp.	20,200	71
*	Synalloy Corp.	7,617	67
	United-Guardian Inc.	2,067	31
*	United States Antimony Corp.	19,099	23
	Friedman Industries Inc.	2,625	21
	Chicago Rivet & Machine Co.	710	18
*,1	Solitario Zinc Corp.	21,690	18
*	Marrone Bio Innovations Inc.	7,464	16
*	Yield10 Bioscience Inc.	1,115	14
*	Ampco-Pittsburgh Corp.	1,874	13
*	US Gold Corp.	708	7
*	Paramount Gold Nevada Corp.	1,148	1
*	Golden Minerals Co.	648	—
*,2	Partners LP CVR	2,730	—
			692,312
Consumer Discretionary (10.0%)
*	Amazon.com Inc.	345,619	1,069,373
*	Tesla Inc.	620,370	414,364
*	Walt Disney Co.	1,466,049	270,515
	Home Depot Inc.	868,445	265,093
*	Netflix Inc.	357,784	186,642
	Walmart Inc.	1,141,896	155,104
	NIKE Inc. Class B	1,025,682	136,303
	McDonald's Corp.	601,671	134,859
	Costco Wholesale Corp.	357,612	126,051
	Lowe's Cos. Inc.	589,499	112,111
	Starbucks Corp.	950,273	103,836
	Target Corp.	404,737	80,166
*	Booking Holdings Inc.	33,063	77,032
	TJX Cos. Inc.	918,199	60,739
*	General Motors Co.	1,046,703	60,144
	Activision Blizzard Inc.	626,407	58,256
	Estee Lauder Cos. Inc. Class A	176,486	51,331
*	Uber Technologies Inc.	897,725	48,935
	Dollar General Corp.	197,886	40,096
*	Ford Motor Co.	3,153,079	38,625
	Ross Stores Inc.	287,172	34,435
*	Chipotle Mexican Grill Inc. Class A	22,759	32,336
	eBay Inc.	524,134	32,098
	Electronic Arts Inc.	232,065	31,415
*	Marriott International Inc. Class A	209,613	31,046
*	Aptiv plc	217,669	30,017
*	Lululemon Athletica Inc.	95,785	29,378
*	Southwest Airlines Co.	478,095	29,192
*	O'Reilly Automotive Inc.	56,907	28,866
*	Hilton Worldwide Holdings Inc.	223,259	26,996
	Yum! Brands Inc.	242,311	26,213
*	AutoZone Inc.	18,334	25,746
*	Delta Air Lines Inc.	514,935	24,861
	DR Horton Inc.	277,055	24,691
*	Peloton Interactive Inc. Class A	203,255	22,854
	Lennar Corp. Class A	222,937	22,568
*	Trade Desk Inc. Class A	34,364	22,394
*	Dollar Tree Inc.	189,934	21,740

		Shares	Market Value ($000)
	Best Buy Co. Inc.	187,837	21,566
	VF Corp.	253,461	20,257
	ViacomCBS Inc. Class B	445,836	20,107
*	Etsy Inc.	98,071	19,778
*	Expedia Group Inc.	110,824	19,075
*	Las Vegas Sands Corp.	309,183	18,786
*	Copart Inc.	172,336	18,717
*	Wayfair Inc. Class A	59,429	18,705
*	Carnival Corp.	671,727	17,828
*	CarMax Inc.	130,006	17,247
	Tractor Supply Co.	94,810	16,789
*	Carvana Co. Class A	63,806	16,743
*	Take-Two Interactive Software Inc.	93,738	16,564
	Garmin Ltd.	124,000	16,349
*	Burlington Stores Inc.	53,929	16,114
*	Royal Caribbean Cruises Ltd.	176,127	15,078
	Darden Restaurants Inc.	105,734	15,014
*	United Airlines Holdings Inc.	254,062	14,619
*	Caesars Entertainment Inc.	160,945	14,075
*	DraftKings Inc. Class A	222,673	13,657
*	Ulta Beauty Inc.	43,554	13,466
	Genuine Parts Co.	116,224	13,434
*	NVR Inc.	2,814	13,257
*	Penn National Gaming Inc.	126,292	13,240
*	Lyft Inc. Class A	207,518	13,111
	Omnicom Group Inc.	170,625	12,652
*	American Airlines Group Inc.	524,099	12,526
	MGM Resorts International	319,881	12,152
	Domino's Pizza Inc.	31,298	11,511
	Williams-Sonoma Inc.	62,744	11,244
	Whirlpool Corp.	50,963	11,230
*	L Brands Inc.	180,140	11,143
	PulteGroup Inc.	204,928	10,746
	Pool Corp.	31,020	10,709
*	Wynn Resorts Ltd.	84,251	10,563
*	ROBLOX Corp. Class A	160,650	10,415
	Hasbro Inc.	103,956	9,992
*	Discovery Inc. Class C	268,653	9,911
	Fox Corp. Class A	274,403	9,909
*	Live Nation Entertainment Inc.	115,010	9,736
*	Vail Resorts Inc.	32,948	9,610
	Advance Auto Parts Inc.	52,180	9,575
*	Tapestry Inc.	227,943	9,394
	Interpublic Group of Cos. Inc.	319,840	9,339
*	Chegg Inc.	107,694	9,225
*	Airbnb Inc. Class A	47,104	8,853
*	LKQ Corp.	208,779	8,838
*	Five Below Inc.	46,206	8,816
	Lear Corp.	48,406	8,774
	BorgWarner Inc.	186,663	8,654
*	Zynga Inc. Class A	834,087	8,516
*	Bright Horizons Family Solutions Inc.	49,137	8,425
	News Corp. Class A	329,285	8,374
	Newell Brands Inc.	309,616	8,292
*	Norwegian Cruise Line Holdings Ltd.	296,054	8,168
*	GameStop Corp. Class A	42,600	8,086
	Lithia Motors Inc. Class A	20,376	7,948
*	RH	13,262	7,912

		Shares	Market Value ($000)
*	Floor & Decor Holdings Inc. Class A	81,008	7,735
	Aramark	204,144	7,713
*	Deckers Outdoor Corp.	22,954	7,584
	Kohl's Corp.	127,020	7,572
	Nielsen Holdings plc	292,896	7,366
*	Alaska Air Group Inc.	101,619	7,033
	Gentex Corp.	192,267	6,858
*	Gap Inc.	225,700	6,721
	Service Corp. International	130,227	6,648
	Polaris Inc.	47,574	6,351
	Rollins Inc.	183,130	6,303
*	Capri Holdings Ltd.	123,301	6,288
	Churchill Downs Inc.	27,335	6,217
*	IAA Inc.	110,823	6,111
*	PVH Corp.	57,719	6,101
*	SiteOne Landscape Supply Inc.	35,590	6,077
*	Marriott Vacations Worldwide Corp.	33,892	5,903
*	Liberty Media Corp.-Liberty Formula One Class C	135,432	5,863
	Thor Industries Inc.	42,941	5,786
	New York Times Co. Class A	111,908	5,665
*	Mattel Inc.	282,115	5,620
	Hanesbrands Inc.	283,735	5,581
	Tempur Sealy International Inc.	144,680	5,290
*	Terminix Global Holdings Inc.	109,871	5,238
	Toll Brothers Inc.	92,136	5,227
	Wyndham Hotels & Resorts Inc.	74,726	5,214
*	AutoNation Inc.	55,754	5,197
*	Texas Roadhouse Inc. Class A	53,870	5,168
*	Planet Fitness Inc. Class A	66,588	5,147
	Harley-Davidson Inc.	126,795	5,084
*	Chewy Inc. Class A	59,269	5,021
*	JetBlue Airways Corp.	246,521	5,014
	Leggett & Platt Inc.	109,088	4,980
*	BJ's Wholesale Club Holdings Inc.	110,504	4,957
	Foot Locker Inc.	87,403	4,916
	Nexstar Media Group Inc. Class A	34,785	4,885
*,1	QuantumScape Corp. Class A	107,335	4,803
*,1	Discovery Inc. Class A	108,468	4,714
*	Liberty Media Corp.-Liberty SiriusXM Class C	105,959	4,674
*	Skechers USA Inc. Class A	110,331	4,602
*	YETI Holdings Inc.	63,424	4,580
	AMERCO	7,090	4,343
*	Helen of Troy Ltd.	20,427	4,303
*	Ralph Lauren Corp. Class A	34,698	4,273
	Travel + Leisure Co.	69,851	4,272
*	Fox Factory Holding Corp.	33,297	4,231
*	Crocs Inc.	51,354	4,131
	Fox Corp. Class B	116,981	4,086
*	Grand Canyon Education Inc.	38,098	4,080
[1]	Sirius XM Holdings Inc.	667,903	4,068
*	Under Armour Inc. Class A	182,909	4,053
*	Macy's Inc.	246,551	3,992
*	Ollie's Bargain Outlet Holdings Inc.	45,538	3,962
*	Sabre Corp.	264,710	3,920
*	TripAdvisor Inc.	72,079	3,877
*	Sonos Inc.	100,273	3,757
*	frontdoor Inc.	68,663	3,691
*	Boyd Gaming Corp.	62,414	3,680

		Shares	Market Value ($000)
*,1	AMC Entertainment Holdings Inc. Class A	360,400	3,680
	Qurate Retail Inc. Class A	311,734	3,666
*,1	Luminar Technologies Inc.	148,787	3,617
	Dick's Sporting Goods Inc.	46,757	3,561
*	Liberty Media Corp.-Liberty SiriusXM Class A	80,581	3,552
	American Eagle Outfitters Inc.	119,546	3,496
	TEGNA Inc.	185,429	3,492
*	Goodyear Tire & Rubber Co.	196,116	3,446
*	Nordstrom Inc.	90,741	3,436
	KB Home	72,341	3,366
*	Shake Shack Inc. Class A	29,830	3,364
	Cracker Barrel Old Country Store Inc.	19,343	3,344
	Wingstop Inc.	24,709	3,142
*	Selectquote Inc.	106,184	3,133
*	Taylor Morrison Home Corp. Class A	100,627	3,100
	Choice Hotels International Inc.	28,885	3,099
*	Asbury Automotive Group Inc.	15,704	3,086
	H&R Block Inc.	140,031	3,053
	Murphy USA Inc.	21,094	3,049
*	Six Flags Entertainment Corp.	65,169	3,028
*	Carter's Inc.	33,861	3,011
	Wendy's Co.	148,477	3,008
	Dana Inc.	119,970	2,919
*	Stamps.com Inc.	14,572	2,907
*	Meritage Homes Corp.	31,358	2,882
	Columbia Sportswear Co.	27,224	2,876
*	National Vision Holdings Inc.	65,404	2,867
*	Bed Bath & Beyond Inc.	97,467	2,841
*	Spirit Airlines Inc.	76,701	2,830
*	iRobot Corp.	23,096	2,822
*	LGI Homes Inc.	18,896	2,821
*	Avis Budget Group Inc.	38,723	2,809
*	Allegiant Travel Co. Class A	11,310	2,760
*	Madison Square Garden Sports Corp.	15,240	2,735
*	Visteon Corp.	22,167	2,703
	MDC Holdings Inc.	44,459	2,641
*	Sleep Number Corp.	18,237	2,617
	Extended Stay America Inc.	132,129	2,610
*	Hilton Grand Vacations Inc.	69,445	2,603
*	Hyatt Hotels Corp. Class A	31,466	2,602
*	Scientific Games Corp.	66,793	2,573
	Wolverine World Wide Inc.	66,866	2,562
*	Cardlytics Inc.	23,301	2,556
*	Brinker International Inc.	35,325	2,510
	LCI Industries	18,968	2,509
*	Signet Jewelers Ltd.	42,800	2,482
	PROG Holdings Inc.	55,892	2,420
*	Dorman Products Inc.	23,176	2,379
*	Stitch Fix Inc. Class A	47,423	2,349
	Cooper Tire & Rubber Co.	41,270	2,310
	Group 1 Automotive Inc.	14,560	2,297
	Steven Madden Ltd.	61,562	2,294
	Warner Music Group Corp. Class A	66,419	2,280
	Papa John's International Inc.	25,676	2,276
*	Under Armour Inc. Class C	123,193	2,274
	Rent-A-Center Inc.	39,312	2,267
*	2U Inc.	57,721	2,207
*	Coty Inc. Class A	244,067	2,199

		Shares	Market Value ($000)
*	Overstock.com Inc.	33,041	2,189
	Penske Automotive Group Inc.	26,957	2,163
	News Corp. Class B	90,502	2,123
*	SkyWest Inc.	38,575	2,102
*	Tri Pointe Homes Inc.	102,677	2,091
	World Wrestling Entertainment Inc. Class A	38,021	2,063
	Callaway Golf Co.	76,774	2,054
*	Sally Beauty Holdings Inc.	101,017	2,033
	Winnebago Industries Inc.	26,359	2,022
*	Gentherm Inc.	27,223	2,017
	Herman Miller Inc.	48,789	2,008
	John Wiley & Sons Inc. Class A	36,472	1,977
	Kontoor Brands Inc.	40,491	1,965
*	SeaWorld Entertainment Inc.	39,185	1,946
	Rush Enterprises Inc. Class A	38,835	1,935
	Jack in the Box Inc.	17,556	1,927
*	Abercrombie & Fitch Co. Class A	55,938	1,919
*	ODP Corp.	43,851	1,898
*	Skyline Champion Corp.	41,920	1,897
	Strategic Education Inc.	20,603	1,894
	Big Lots Inc.	27,152	1,854
*	Cheesecake Factory Inc.	31,595	1,849
*	Urban Outfitters Inc.	49,242	1,831
*	Liberty Media Corp.-Liberty Formula One Class A	46,699	1,785
	Graham Holdings Co. Class B	3,134	1,763
*	Fisker Inc.	102,400	1,763
*	Red Rock Resorts Inc. Class A	53,418	1,741
*	Bloomin' Brands Inc.	64,300	1,739
*	iHeartMedia Inc. Class A	95,459	1,733
*	Cinemark Holdings Inc.	84,330	1,721
	La-Z-Boy Inc.	40,133	1,705
	PriceSmart Inc.	17,082	1,653
*	At Home Group Inc.	57,500	1,650
*	KAR Auction Services Inc.	108,687	1,630
	Monro Inc.	24,603	1,619
*	Century Communities Inc.	26,327	1,588
*	Adtalem Global Education Inc.	39,847	1,576
*	Knowles Corp.	74,153	1,551
*	Dave & Buster's Entertainment Inc.	32,200	1,542
*	Vista Outdoor Inc.	48,016	1,540
*	Glu Mobile Inc.	123,235	1,538
*	Malibu Boats Inc. Class A	18,316	1,459
*	Cavco Industries Inc.	6,408	1,446
*	Boot Barn Holdings Inc.	23,076	1,438
	HNI Corp.	35,491	1,404
*	Michaels Cos. Inc.	63,200	1,387
*	Clean Energy Fuels Corp.	100,039	1,375
*	Madison Square Garden Entertainment Corp.	16,540	1,353
*	M/I Homes Inc.	22,855	1,350
*	Revolve Group Inc. Class A	29,900	1,343
*	Central Garden & Pet Co. Class A	25,668	1,332
*	Dine Brands Global Inc.	13,779	1,241
*,1	Vuzix Corp.	47,800	1,216
	Sinclair Broadcast Group Inc. Class A	41,400	1,211
*	Laureate Education Inc. Class A	87,259	1,186
	Acushnet Holdings Corp.	28,550	1,180
	Levi Strauss & Co. Class A	48,347	1,156
	Oxford Industries Inc.	13,227	1,156

		Shares	Market Value ($000)
*	Purple Innovation Inc. Class A	36,493	1,155
*	WW International Inc.	36,463	1,141
*	RealReal Inc.	50,000	1,132
	Gray Television Inc.	60,831	1,119
*	G-III Apparel Group Ltd.	36,976	1,114
*,1	Blink Charging Co.	27,033	1,111
*	GoPro Inc. Class A	93,976	1,094
	Franchise Group Inc.	30,278	1,093
	Matthews International Corp. Class A	27,342	1,081
	Camping World Holdings Inc. Class A	29,682	1,080
*	Quotient Technology Inc.	65,116	1,064
*	AMC Networks Inc. Class A	19,680	1,046
*	elf Beauty Inc.	38,814	1,041
*	Stride Inc.	34,430	1,037
*	Tupperware Brands Corp.	37,700	996
	Steelcase Inc. Class A	68,828	990
	EW Scripps Co. Class A	50,961	982
*	American Axle & Manufacturing Holdings Inc.	101,296	979
*,1	Lordstown Motors Corp.	82,996	977
*	Meredith Corp.	32,625	972
	Buckle Inc.	24,717	971
*	Lions Gate Entertainment Corp. Class B	73,308	946
*	Everi Holdings Inc.	66,989	945
*	Hibbett Sports Inc.	13,684	943
*	BJ's Restaurants Inc.	16,148	938
*	Designer Brands Inc. Class A	53,752	935
	Sturm Ruger & Co. Inc.	14,136	934
	Inter Parfums Inc.	12,887	914
*	Denny's Corp.	49,923	904
*,1	Canoo Inc.	99,400	898
*	Children's Place Inc.	12,819	893
*	Lions Gate Entertainment Corp. Class A	59,304	887
*	America's Car-Mart Inc.	5,709	870
*	Arko Corp.	86,900	864
*	Zumiez Inc.	19,929	855
	Guess? Inc.	36,211	851
*	Leslie's Inc.	33,675	825
*	Hawaiian Holdings Inc.	30,883	824
*,1	XL Fleet Corp.	90,300	811
*	MarineMax Inc.	16,108	795
*	Petco Health & Wellness Co. Inc. Class A	35,851	794
*	Viad Corp.	18,966	792
*	Houghton Mifflin Harcourt Co.	103,100	786
*	Bally's Corp.	12,076	785
	Knoll Inc.	47,490	784
*	Ruth's Hospitality Group Inc.	31,338	778
*	Cars.com Inc.	59,600	772
	Smith & Wesson Brands Inc.	44,247	772
	Sonic Automotive Inc. Class A	15,175	752
*	Stoneridge Inc.	23,341	742
*	Central Garden & Pet Co.	12,440	722
*	Monarch Casino & Resort Inc.	11,887	721
*	Perdoceo Education Corp.	59,954	717
*	QuinStreet Inc.	34,959	710
*	Driven Brands Holdings Inc.	27,865	708
*	Chuy's Holdings Inc.	15,928	706
	Aaron's Co. Inc.	27,396	704
*	Academy Sports & Outdoors Inc.	26,015	702

		Shares	Market Value ($000)
*	Liberty Media Corp.-Liberty Braves Class C	24,614	685
*	Angi Inc. Class A	51,994	676
	Johnson Outdoors Inc. Class A	4,529	647
*	Rush Street Interactive Inc.	38,600	631
*	XPEL Inc.	12,093	628
*,1	Corsair Gaming Inc.	18,828	627
*	CarLotz Inc.	86,829	619
*	Sportsman's Warehouse Holdings Inc.	35,095	605
	Ethan Allen Interiors Inc.	21,722	600
	Haverty Furniture Cos. Inc.	16,034	596
*	Cooper-Standard Holdings Inc.	16,300	592
*	Genesco Inc.	12,465	592
*	1-800-Flowers.com Inc. Class A	21,198	585
*	MSG Networks Inc. Class A	38,047	572
	Standard Motor Products Inc.	13,650	568
*	Green Brick Partners Inc.	24,904	565
*	Tenneco Inc. Class A	50,300	539
*	Entercom Communications Corp. Class A	100,400	527
*	Fossil Group Inc.	42,400	526
	Scholastic Corp.	17,275	520
*	Gannett Co. Inc.	96,200	518
*	American Public Education Inc.	14,286	509
	Caleres Inc.	23,300	508
	Carriage Services Inc. Class A	14,379	506
	RCI Hospitality Holdings Inc.	7,914	503
	Lennar Corp. Class B	6,077	500
*	Accel Entertainment Inc. Class A	45,284	495
*	Lumber Liquidators Holdings Inc.	19,622	493
	Systemax Inc.	11,984	493
*,1	Genius Brands International Inc.	253,800	492
*	Lovesac Co.	8,600	487
	Shoe Carnival Inc.	7,865	487
*	Universal Electronics Inc.	8,830	485
*	Clear Channel Outdoor Holdings Inc.	265,400	478
	Interface Inc. Class A	37,978	474
*	Beazer Homes USA Inc.	22,577	472
*	Citi Trends Inc.	5,554	465
*	ACV Auctions Inc. Class A	13,408	464
*	Liquidity Services Inc.	24,357	453
*	Marcus Corp.	22,280	445
	Kimball International Inc. Class B	31,256	438
*	Party City Holdco Inc.	73,000	423
*	CarParts.com Inc.	29,616	423
*	Chico's FAS Inc.	126,565	419
*	Liberty TripAdvisor Holdings Inc. Class A	62,500	399
*	Mesa Air Group Inc.	29,600	398
	Hooker Furniture Corp.	10,600	386
*	Container Store Group Inc.	22,761	379
	Movado Group Inc.	13,282	378
*	Funko Inc. Class A	19,100	376
*,1	Eastman Kodak Co.	46,489	366
	Winmark Corp.	1,926	359
*	Golden Entertainment Inc.	13,829	349
*	Arlo Technologies Inc.	55,119	346
*	Lindblad Expeditions Holdings Inc.	17,847	337
*	Boston Omaha Corp. Class A	11,295	334
*	Liberty Media Corp.-Liberty Braves Class A	11,719	334
*,1	Shift Technologies Inc.	40,200	334

		Shares	Market Value ($000)
*	Kirkland's Inc.	11,800	332
*	Nautilus Inc.	20,996	328
*	MasterCraft Boat Holdings Inc.	11,800	314
*	Red Robin Gourmet Burgers Inc.	7,800	311
*	TravelCenters of America Inc.	11,200	304
	Rocky Brands Inc.	5,601	303
*	Duluth Holdings Inc. Class B	17,800	302
	Entravision Communications Corp. Class A	74,703	302
*	Motorcar Parts of America Inc.	13,428	302
	Flexsteel Industries Inc.	8,630	301
	National CineMedia Inc.	63,500	293
	Del Taco Restaurants Inc.	30,200	289
*	Alta Equipment Group Inc.	22,200	289
*	Century Casinos Inc.	27,263	280
*	Noodles & Co. Class A	27,098	280
*	American Outdoor Brands Inc.	11,061	279
*,1	CuriosityStream Inc.	20,600	279
*,1	Arcimoto Inc.	20,700	274
	Bassett Furniture Industries Inc.	11,200	272
*	Lands' End Inc.	10,900	270
*	PlayAGS Inc.	33,401	270
*	Vera Bradley Inc.	26,700	270
*	HyreCar Inc.	27,143	266
	Clarus Corp.	15,537	265
*	OneWater Marine Inc. Class A	6,600	264
*	El Pollo Loco Holdings Inc.	16,271	262
*	Vizio Holding Corp. Class A	10,597	257
*	Regis Corp.	20,143	253
*	Cricut Inc. Class A	12,396	245
*	VOXX International Corp. Class A	12,800	244
*	Sun Country Airlines Holdings Inc.	6,820	234
*	Daily Journal Corp.	718	227
*	Emerald Holding Inc.	41,000	226
*	Casper Sleep Inc.	31,071	225
*	Barnes & Noble Education Inc.	27,441	223
*	Cato Corp. Class A	18,491	222
*	Express Inc.	55,300	222
*	Carrols Restaurant Group Inc.	37,000	221
*	Poshmark Inc. Class A	5,365	218
*	Turtle Beach Corp.	7,983	213
*	Biglari Holdings Inc. Class B	1,592	211
*	Lincoln Educational Services Corp.	32,800	210
*	Golden Nugget Online Gaming Inc.	15,528	210
*	Drive Shack Inc.	64,811	208
*	Cumulus Media Inc. Class A	22,600	206
	Superior Group of Cos. Inc.	8,001	203
	Dillard's Inc. Class A	2,001	193
*	Dream Finders Homes Inc. Class A	7,572	182
	Nathan's Famous Inc.	2,809	177
*	Leaf Group Ltd.	27,044	174
*	Fiesta Restaurant Group Inc.	13,364	168
*	Strattec Security Corp.	3,216	151
*	Delta Apparel Inc.	5,328	145
*	Universal Technical Institute Inc.	24,531	143
	Hall of Fame Resort & Entertainment Co.	28,074	141
	A-Mark Precious Metals Inc.	3,716	134
*	Tilly's Inc. Class A	11,657	132
*	VistaGen Therapeutics Inc.	61,663	131

		Shares	Market Value ($000)
*	Lakeland Industries Inc.	4,633	129
*	Hovnanian Enterprises Inc. Class A	1,200	127
*	J Alexander's Holdings Inc. Class A	12,226	118
	Acme United Corp.	2,909	115
	Marine Products Corp.	6,508	106
	Weyco Group Inc.	4,901	106
	Townsquare Media Inc. Class A	9,269	99
*	Saga Communications Inc. Class A	4,438	97
	Big 5 Sporting Goods Corp.	5,818	91
	Escalade Inc.	4,321	90
*	Tribune Publishing Co.	4,915	88
*	Full House Resorts Inc.	9,186	78
*	Aspen Group Inc.	12,570	75
	Lifetime Brands Inc.	4,913	72
*	Fluent Inc.	16,860	69
	NL Industries Inc.	9,161	68
*	Travelzoo	3,978	67
*	Revlon Inc. Class A	5,042	62
	Educational Development Corp.	3,375	58
*	iMedia Brands Inc.	6,724	52
*	Mohawk Group Holdings Inc.	1,716	51
*,1	ContextLogic Inc. Class A	3,254	51
*	Bluegreen Vacations Holding Corp. Class A	2,615	48
*	New Home Co. Inc.	8,756	46
*	Zovio Inc. Class A	11,435	46
*	JOANN Inc.	4,418	45
*	FlexShopper Inc.	16,024	42
*	Gaia Inc. Class A	3,502	42
*	Marchex Inc. Class B	15,105	42
*	Potbelly Corp.	6,980	41
*	ThredUp Inc. Class A	1,743	41
*	MDC Partners Inc. Class A	12,687	40
*,1	SRAX Inc. Class A	7,476	35
*	ONE Group Hospitality Inc.	4,720	35
	A H Belo Corp. Class A	16,371	34
*	Luby's Inc.	10,198	34
	Hamilton Beach Brands Holding Co. Class A	1,820	33
*	Kura Sushi USA Inc. Class A	946	30
	Wayside Technology Group Inc.	1,052	26
*	Sequential Brands Group Inc.	966	22
*	Kewaunee Scientific Corp.	1,646	20
*	Motorsport Games Inc. Class A	696	16
*	Beasley Broadcast Group Inc. Class A	5,320	15
*	Lee Enterprises Inc.	525	13
*	FAT Brands Inc.	1,492	11
*	LiveXLive Media Inc.	2,448	11
*	Unique Fabricating Inc.	1,793	11
*	BBQ Holdings Inc.	1,407	10
*	Build-A-Bear Workshop Inc.	1,327	9
*	Live Ventures Inc.	372	9
*	Coursera Inc.	201	9
*	Chicken Soup For The Soul Entertainment Inc. Class A	296	7
*	Good Times Restaurants Inc.	1,675	7
*	JAKKS Pacific Inc.	779	6
*	J. Jill Inc.	654	6
*	Salem Media Group Inc. Class A	1,621	5
*	Reading International Inc. Class A	444	2
*	Charles & Colvard Ltd.	295	1

		Shares	Market Value ($000)
*,1,2	SRAX Inc. Rights	7,581	1
*	RumbleON Inc. Class B	7	—
			5,388,335
Consumer Staples (3.1%)
	Procter & Gamble Co.	1,987,025	269,103
	Coca-Cola Co.	3,122,055	164,564
	PepsiCo Inc.	1,113,581	157,516
	Philip Morris International Inc.	1,259,148	111,737
	CVS Health Corp.	1,058,882	79,660
	Altria Group Inc.	1,501,984	76,841
	Mondelez International Inc. Class A	1,132,481	66,284
	Colgate-Palmolive Co.	679,462	53,562
	Kimberly-Clark Corp.	274,875	38,221
	Walgreens Boots Alliance Inc.	591,271	32,461
	Sysco Corp.	391,735	30,845
	General Mills Inc.	498,737	30,583
	Constellation Brands Inc. Class A	130,433	29,739
	Corteva Inc.	598,397	27,897
*	Monster Beverage Corp.	296,268	26,987
	Archer-Daniels-Midland Co.	452,842	25,812
	McKesson Corp.	128,158	24,996
	Kroger Co.	589,372	21,211
	Keurig Dr Pepper Inc.	577,371	19,844
	Kraft Heinz Co.	492,062	19,682
	Clorox Co.	100,810	19,444
	Hershey Co.	116,972	18,500
	McCormick & Co. Inc. (Non-Voting)	198,438	17,693
	Tyson Foods Inc. Class A	236,693	17,586
	Brown-Forman Corp. Class B	251,699	17,360
	Church & Dwight Co. Inc.	197,153	17,221
	Conagra Brands Inc.	378,845	14,245
	AmerisourceBergen Corp. Class A	116,682	13,777
	Kellogg Co.	210,799	13,344
	J M Smucker Co.	87,854	11,116
	Hormel Foods Corp.	222,058	10,610
*	Darling Ingredients Inc.	131,231	9,656
	Lamb Weston Holdings Inc.	116,896	9,057
*	Boston Beer Co. Inc. Class A	7,272	8,772
	Bunge Ltd.	107,407	8,514
	Campbell Soup Co.	161,858	8,137
*	Molson Coors Beverage Co. Class B	146,908	7,514
	Casey's General Stores Inc.	30,691	6,635
*	Performance Food Group Co.	106,228	6,120
*	US Foods Holding Corp.	159,395	6,076
*	Freshpet Inc.	33,109	5,258
*	Post Holdings Inc.	45,380	4,798
	Ingredion Inc.	51,125	4,597
*,1	Beyond Meat Inc.	34,944	4,547
	Flowers Foods Inc.	158,076	3,762
	WD-40 Co.	11,317	3,465
*	Herbalife Nutrition Ltd.	76,010	3,372
*	Hain Celestial Group Inc.	72,591	3,165
	Lancaster Colony Corp.	15,851	2,780
	Spectrum Brands Holdings Inc.	32,435	2,757
*	Sprouts Farmers Market Inc.	101,034	2,690
	Energizer Holdings Inc.	55,625	2,640
*	Grocery Outlet Holding Corp.	68,960	2,544
	Sanderson Farms Inc.	15,903	2,477

		Shares	Market Value ($000)
*	TreeHouse Foods Inc.	45,230	2,363
	Nu Skin Enterprises Inc. Class A	43,698	2,311
*	Simply Good Foods Co.	71,389	2,172
	Brown-Forman Corp. Class A	33,647	2,142
	Primo Water Corp.	125,912	2,047
	Medifast Inc.	8,884	1,882
	Edgewell Personal Care Co.	46,628	1,846
*	GrowGeneration Corp.	35,600	1,769
	J & J Snack Foods Corp.	11,113	1,745
[1]	B&G Foods Inc.	54,082	1,680
	Utz Brands Inc.	67,161	1,665
*	United Natural Foods Inc.	49,540	1,632
	Core-Mark Holding Co. Inc.	37,520	1,452
	Vector Group Ltd.	101,595	1,417
*	Hostess Brands Inc. Class A	94,285	1,352
*	Cal-Maine Foods Inc.	33,710	1,295
	Reynolds Consumer Products Inc.	43,004	1,281
*,1	AppHarvest Inc.	60,000	1,098
	Coca-Cola Consolidated Inc.	3,775	1,090
	Calavo Growers Inc.	13,870	1,077
	Universal Corp.	18,258	1,077
*	USANA Health Sciences Inc.	10,661	1,041
	National Beverage Corp.	20,304	993
	Fresh Del Monte Produce Inc.	32,217	922
	Weis Markets Inc.	15,389	870
*	Pilgrim's Pride Corp.	35,629	848
*	Chefs' Warehouse Inc.	27,717	844
	Ingles Markets Inc. Class A	13,612	839
*,1	Tattooed Chef Inc.	41,600	808
*	BellRing Brands Inc. Class A	34,059	804
*	Rite Aid Corp.	39,298	804
	Andersons Inc.	28,277	774
	John B Sanfilippo & Son Inc.	8,117	734
*	Celsius Holdings Inc.	14,825	712
	MGP Ingredients Inc.	11,836	700
	Seaboard Corp.	187	690
	ACCO Brands Corp.	77,991	658
	SpartanNash Co.	31,740	623
	Turning Point Brands Inc.	11,701	610
	PetMed Express Inc.	17,072	601
*	Veru Inc.	51,077	550
*	Whole Earth Brands Inc.	37,141	484
	Tootsie Roll Industries Inc.	12,501	414
*	Hydrofarm Holdings Group Inc.	6,481	391
*,1	22nd Century Group Inc.	102,339	337
*,1	NewAge Inc.	113,554	325
*	Seneca Foods Corp. Class A	6,515	307
*	AquaBounty Technologies Inc.	42,084	282
	Limoneira Co.	15,369	269
*	Landec Corp.	22,177	235
*	Duckhorn Portfolio Inc.	14,009	235
*	Vital Farms Inc.	9,799	214
*,1	Laird Superfood Inc.	4,987	187
*	HF Foods Group Inc.	25,551	184
	Village Super Market Inc. Class A	7,208	170
	Natural Grocers by Vitamin Cottage Inc.	9,195	161
*	Farmer Bros Co.	15,114	158
	Nature's Sunshine Products Inc.	6,506	130

		Shares	Market Value ($000)
	Oil-Dri Corp. of America	3,586	123
*	Greenlane Holdings Inc. Class A	15,421	82
*	MedAvail Holdings Inc.	5,632	79
	Alico Inc.	2,443	73
*	Lifevantage Corp.	7,767	73
*	Blue Apron Holdings Inc. Class A	11,305	71
*	Mission Produce Inc.	1,870	36
*	Natural Alternatives International Inc.	2,268	35
*	Lifeway Foods Inc.	6,292	34
*	Coffee Holding Co. Inc.	3,987	20
*	Reed's Inc.	17,454	20
*,1	Alkaline Water Co. Inc.	17,626	19
*	Nuzee Inc.	5,459	19
*	Willamette Valley Vineyards Inc.	1,146	10
*	RiceBran Technologies	3,756	4
	Mannatech Inc.	34	1
	AMCON Distributing Co.	3	—
			1,652,774
Energy (1.7%)
	Exxon Mobil Corp.	3,413,886	190,597
	Chevron Corp.	1,474,980	154,563
	ConocoPhillips	1,094,981	58,001
	EOG Resources Inc.	468,683	33,994
	Schlumberger NV	1,125,208	30,594
	Phillips 66	352,810	28,768
	Marathon Petroleum Corp.	523,094	27,980
	Pioneer Natural Resources Co.	175,034	27,799
	Kinder Morgan Inc.	1,549,965	25,807
	Valero Energy Corp.	329,158	23,568
	Williams Cos. Inc.	980,405	23,226
	Occidental Petroleum Corp.	752,956	20,044
	ONEOK Inc.	361,561	18,317
	Hess Corp.	225,848	15,981
*	Enphase Energy Inc.	92,935	15,070
	Halliburton Co.	683,245	14,662
*	Plug Power Inc.	403,924	14,477
*	Cheniere Energy Inc.	184,660	13,297
	Devon Energy Corp.	552,533	12,073
	Baker Hughes Co. Class A	556,424	12,024
	Diamondback Energy Inc.	147,324	10,827
	Texas Pacific Land Corp.	4,659	7,405
*	First Solar Inc.	77,311	6,749
	Marathon Oil Corp.	617,111	6,591
	Cabot Oil & Gas Corp.	327,751	6,155
	Targa Resources Corp.	187,408	5,950
	APA Corp.	312,919	5,601
	Ovintiv Inc.	213,000	5,074
	Cimarex Energy Co.	75,337	4,474
*	NOV Inc.	317,600	4,357
*	EQT Corp.	229,274	4,260
	HollyFrontier Corp.	116,957	4,185
*	FuelCell Energy Inc.	247,802	3,571
*	ChampionX Corp.	163,617	3,555
	Equitrans Midstream Corp.	346,817	2,830
*	Array Technologies Inc.	92,868	2,769
*	PDC Energy Inc.	77,171	2,655
	New Fortress Energy Inc. Class A	57,499	2,640
	Arcosa Inc.	40,354	2,627

		Shares	Market Value ($000)
*	Shoals Technologies Group Inc. Class A	72,035	2,505
*	Southwestern Energy Co.	529,754	2,463
*	SunPower Corp.	69,836	2,336
	Antero Midstream Corp.	252,647	2,281
*	Renewable Energy Group Inc.	34,314	2,266
	Helmerich & Payne Inc.	82,958	2,237
*	CNX Resources Corp.	149,642	2,200
*	Antero Resources Corp.	211,200	2,154
	Matador Resources Co.	91,166	2,138
	Murphy Oil Corp.	124,783	2,048
*	Range Resources Corp.	177,000	1,828
*	Transocean Ltd.	484,840	1,721
	World Fuel Services Corp.	48,882	1,721
*	TPI Composites Inc.	30,121	1,700
	SM Energy Co.	95,000	1,555
*,1	Gevo Inc.	156,500	1,535
*	Callon Petroleum Co.	35,860	1,382
	Delek US Holdings Inc.	61,349	1,336
	Cactus Inc. Class A	43,533	1,333
*	Magnolia Oil & Gas Corp. Class A	107,710	1,237
	Archrock Inc.	121,402	1,152
*	PBF Energy Inc. Class A	80,760	1,143
*,1	ChargePoint Holdings Inc.	42,200	1,127
	Patterson-UTI Energy Inc.	155,700	1,110
*	Ameresco Inc. Class A	22,694	1,104
*	Continental Resources Inc.	42,047	1,088
*	NOW Inc.	103,188	1,041
*	Oceaneering International Inc.	89,992	1,028
*	Dril-Quip Inc.	30,657	1,019
	Core Laboratories NV	33,200	956
*	Green Plains Inc.	33,500	907
*	ProPetro Holding Corp.	76,300	813
	Warrior Met Coal Inc.	45,715	783
*	Liberty Oilfield Services Inc. Class A	64,500	728
*	Helix Energy Solutions Group Inc.	135,300	683
*	Bristow Group Inc. Class A	25,717	666
*	Centennial Resource Development Inc. Class A	150,400	632
*	DMC Global Inc.	11,157	605
*	Bonanza Creek Energy Inc.	16,011	572
*	NexTier Oilfield Solutions Inc.	153,400	571
*,1	Advent Technologies Holdings Inc.	40,600	544
*	Arch Resources Inc.	12,992	540
	SunCoke Energy Inc.	75,864	532
*	Par Pacific Holdings Inc.	36,939	522
	CVR Energy Inc.	27,000	518
*	Nabors Industries Ltd.	5,100	477
*	Northern Oil & Gas Inc.	38,174	461
*	MRC Global Inc.	50,100	452
	Brigham Minerals Inc. Class A	30,671	449
*	REX American Resources Corp.	5,013	422
*	RPC Inc.	75,816	409
	Berry Corp.	68,200	376
*	Tellurian Inc.	160,000	374
*	Talos Energy Inc.	29,900	360
	Solaris Oilfield Infrastructure Inc. Class A	28,947	355
*	Aemetis Inc.	14,169	347
*	TETRA Technologies Inc.	136,200	327
*	Comstock Resources Inc.	59,000	327

		Shares	Market Value ($000)
*	Matrix Service Co.	24,881	326
*	American Superconductor Corp.	17,108	324
*	Newpark Resources Inc.	102,600	322
*	Laredo Petroleum Inc.	10,300	310
*	Tidewater Inc.	24,300	305
*	Contango Oil & Gas Co.	76,990	300
*	FTS International Inc. Class A	12,017	297
*,1	Alto Ingredients Inc.	54,156	294
*	CONSOL Energy Inc.	29,200	284
*	W&T Offshore Inc.	74,445	267
*	Penn Virginia Corp.	19,800	265
*,1	Beam Global	5,900	256
	Altus Midstream Co.	4,825	253
*	Oil States International Inc.	36,200	218
*	Alpha Metallurgical Resources Inc.	15,300	193
*	Centrus Energy Corp. Class A	8,083	192
*	Peabody Energy Corp.	58,700	180
*,1	Torchlight Energy Resources Inc.	92,934	170
*	Flotek Industries Inc.	89,600	151
*	Trecora Resources	18,356	143
*	Select Energy Services Inc. Class A	28,405	141
*	VAALCO Energy Inc.	44,869	101
*	Vine Energy Inc. Class A	7,065	97
	Falcon Minerals Corp.	20,945	94
*	Goodrich Petroleum Corp.	9,501	90
*	Amplify Energy Corp.	31,443	87
*	KLX Energy Services Holdings Inc.	4,751	76
*	Mammoth Energy Services Inc.	13,670	73
	Evolution Petroleum Corp.	20,558	70
	NACCO Industries Inc. Class A	2,823	70
*	Forum Energy Technologies Inc.	3,762	70
*	Natural Gas Services Group Inc.	5,139	49
*	SilverBow Resources Inc.	6,268	49
*	Geospace Technologies Corp.	5,246	48
*	Capstone Turbine Corp.	4,635	42
	Adams Resources & Energy Inc.	1,461	41
*	Nine Energy Service Inc.	16,307	38
*	MIND Technology Inc.	16,294	37
*	US Well Services Inc. Class A	33,133	34
*	HighPeak Energy Inc.	5,576	34
*	Ranger Energy Services Inc. Class A	5,868	32
*	Orbital Energy Group Inc.	5,053	31
*	SandRidge Energy Inc.	5,316	21
*	ION Geophysical Corp.	9,097	19
*	Abraxas Petroleum Corp.	4,571	14
*	Ramaco Resources Inc.	2,725	12
*,1	HighPoint Resources Corp.	1,456	8
*	Hallador Energy Co.	4,036	7
*	Gulf Island Fabrication Inc.	413	2
*	Ring Energy Inc.	1,043	2
*	Profire Energy Inc.	1,221	1
*	Tidewater Inc. Class A Warrants Exp. 07/31/2023	535	1
*	Tidewater Inc. Class B Warrants Exp. 07/31/2023	579	1
*,2	Seventy Seven Energy Inc.	42,434	—
*,2	Harvest Natural Resources Inc.	20,906	—
*,1	FTS International Inc. Warrants Exp. 11/19/2023	2,146	—
			923,155

		Shares	Market Value ($000)
Financials (7.0%)
	JPMorgan Chase & Co.	2,461,870	374,770
*	Berkshire Hathaway Inc. Class B	1,366,867	349,194
	Bank of America Corp.	6,260,875	242,233
	Wells Fargo & Co.	3,335,124	130,303
	Citigroup Inc.	1,679,273	122,167
	Morgan Stanley	1,212,488	94,162
	Goldman Sachs Group Inc.	279,151	91,282
	BlackRock Inc.	110,797	83,537
	Charles Schwab Corp.	1,238,174	80,704
	S&P Global Inc.	193,652	68,334
	Truist Financial Corp.	1,082,716	63,144
	US Bancorp	1,086,093	60,072
	PNC Financial Services Group Inc.	341,190	59,848
	CME Group Inc.	289,729	59,171
	Intercontinental Exchange Inc.	453,331	50,628
	Marsh & McLennan Cos. Inc.	411,659	50,140
	Chubb Ltd.	309,441	48,882
	Progressive Corp.	471,358	45,067
	Aon plc Class A	183,600	42,248
	Blackstone Group Inc.	551,485	41,102
	Moody's Corp.	127,908	38,195
	American International Group Inc.	700,270	32,359
	MetLife Inc.	529,754	32,204
	T. Rowe Price Group Inc.	183,854	31,549
	Travelers Cos. Inc.	202,948	30,523
*	Berkshire Hathaway Inc. Class A	79	30,470
	Bank of New York Mellon Corp.	637,317	30,139
	Prudential Financial Inc.	318,354	29,002
	Allstate Corp.	232,538	26,719
	MSCI Inc. Class A	63,495	26,622
	Aflac Inc.	491,321	25,146
	Willis Towers Watson plc	105,382	24,120
	Discover Financial Services	249,808	23,729
	First Republic Bank	141,980	23,675
	State Street Corp.	267,803	22,498
	Ameriprise Financial Inc.	93,881	21,823
	Fifth Third Bancorp	577,935	21,644
	KKR & Co. Inc.	441,406	21,563
*	SVB Financial Group	42,380	20,921
	Arthur J Gallagher & Co.	156,936	19,581
	Hartford Financial Services Group Inc.	289,627	19,344
	Northern Trust Corp.	160,105	16,829
	Regions Financial Corp.	776,248	16,037
	M&T Bank Corp.	104,645	15,865
	KeyCorp	790,520	15,795
	Citizens Financial Group Inc.	345,999	15,276
	MarketAxess Holdings Inc.	29,460	14,669
	Broadridge Financial Solutions Inc.	94,058	14,400
	Ally Financial Inc.	302,458	13,674
	Nasdaq Inc.	92,640	13,661
	Principal Financial Group Inc.	218,572	13,106
	Huntington Bancshares Inc.	826,304	12,990
	Cincinnati Financial Corp.	124,355	12,820
*	Markel Corp.	11,064	12,609
	Raymond James Financial Inc.	100,141	12,273
*	Arch Capital Group Ltd.	309,094	11,860
	Equitable Holdings Inc.	354,290	11,557

		Shares	Market Value ($000)
	Signature Bank	44,339	10,025
	Annaly Capital Management Inc.	1,131,813	9,734
	FactSet Research Systems Inc.	30,344	9,364
	Lincoln National Corp.	148,368	9,239
	Fidelity National Financial Inc.	225,860	9,183
	LPL Financial Holdings Inc.	64,385	9,153
	Brown & Brown Inc.	195,320	8,928
	Loews Corp.	169,643	8,699
	Cboe Global Markets Inc.	88,123	8,697
	Invesco Ltd.	338,300	8,532
	East West Bancorp Inc.	114,293	8,435
	Comerica Inc.	115,089	8,256
	W R Berkley Corp.	107,512	8,101
	Everest Re Group Ltd.	32,604	8,080
	Apollo Global Management Inc. Class A	167,371	7,868
	First Horizon Corp.	447,856	7,573
	Zions Bancorp NA	133,644	7,345
	Globe Life Inc.	75,831	7,328
	Franklin Resources Inc.	247,398	7,323
	AGNC Investment Corp.	432,173	7,243
	American Financial Group Inc.	62,702	7,154
	Reinsurance Group of America Inc.	55,475	6,993
	Western Alliance Bancorp	72,854	6,880
	Assurant Inc.	47,628	6,752
	Ares Management Corp. Class A	118,463	6,637
	RenaissanceRe Holdings Ltd.	41,396	6,634
*	Alleghany Corp.	10,544	6,604
	Voya Financial Inc.	102,658	6,533
	Commerce Bancshares Inc.	84,920	6,506
	SEI Investments Co.	102,598	6,251
	People's United Financial Inc.	348,237	6,233
*,1	Opendoor Technologies Inc.	288,000	6,103
	Carlyle Group Inc.	156,096	5,738
	Starwood Property Trust Inc.	227,443	5,627
	TCF Financial Corp.	119,889	5,570
	Synovus Financial Corp.	115,523	5,285
	Tradeweb Markets Inc. Class A	71,409	5,284
	Prosperity Bancshares Inc.	70,362	5,269
	Old Republic International Corp.	238,820	5,216
	Pinnacle Financial Partners Inc.	57,819	5,126
	Stifel Financial Corp.	79,617	5,100
	First Financial Bankshares Inc.	108,748	5,082
	Cullen/Frost Bankers Inc.	45,792	4,980
*	Athene Holding Ltd. Class A	98,255	4,952
	SLM Corp.	274,931	4,941
	Primerica Inc.	32,442	4,796
	Popular Inc.	67,998	4,782
	First American Financial Corp.	84,276	4,774
	New York Community Bancorp Inc.	367,032	4,632
	Erie Indemnity Co. Class A	20,924	4,622
	Affiliated Managers Group Inc.	31,012	4,622
	South State Corp.	57,813	4,539
	Valley National Bancorp	330,107	4,536
	Interactive Brokers Group Inc. Class A	61,481	4,491
	Jefferies Financial Group Inc.	147,021	4,425
	Glacier Bancorp Inc.	77,473	4,422
	Janus Henderson Group plc	141,810	4,417
	Morningstar Inc.	19,442	4,375

		Shares	Market Value ($000)
	CIT Group Inc.	80,087	4,125
	United Bankshares Inc.	105,043	4,053
	Kemper Corp.	50,694	4,041
	Webster Financial Corp.	72,907	4,018
	Essent Group Ltd.	84,486	4,012
	RLI Corp.	35,912	4,007
	Unum Group	143,845	4,003
	MGIC Investment Corp.	280,188	3,881
	New Residential Investment Corp.	343,965	3,870
	Bank OZK	92,693	3,787
	PacWest Bancorp	98,389	3,754
	Radian Group Inc.	160,289	3,727
	Evercore Inc. Class A	27,559	3,631
	Selective Insurance Group Inc.	49,979	3,625
	Sterling Bancorp	155,708	3,584
	Lazard Ltd. Class A	82,207	3,577
	Wintrust Financial Corp.	46,937	3,558
	Community Bank System Inc.	45,878	3,520
	Blackstone Mortgage Trust Inc. Class A	111,933	3,470
	First Citizens BancShares Inc. Class A	4,032	3,370
	Umpqua Holdings Corp.	191,542	3,362
	BankUnited Inc.	75,989	3,340
	UMB Financial Corp.	35,976	3,322
	FNB Corp.	260,858	3,313
	Home BancShares Inc.	118,828	3,214
*	Brighthouse Financial Inc.	72,513	3,209
	Hanover Insurance Group Inc.	24,200	3,133
	Pacific Premier Bancorp Inc.	70,426	3,059
	OneMain Holdings Inc.	56,880	3,056
	Axis Capital Holdings Ltd.	61,543	3,051
	Bank of Hawaii Corp.	33,438	2,992
	Hancock Whitney Corp.	69,229	2,908
	Eastern Bankshares Inc.	149,100	2,876
	Kinsale Capital Group Inc.	17,448	2,875
*	Texas Capital Bancshares Inc.	40,374	2,863
	BancorpSouth Bank	87,737	2,850
	First Hawaiian Inc.	104,038	2,848
*	Enstar Group Ltd.	11,441	2,823
*	Riot Blockchain Inc.	52,816	2,814
*	Cannae Holdings Inc.	69,696	2,761
	Ameris Bancorp	52,432	2,753
*	Open Lending Corp. Class A	77,337	2,739
	Houlihan Lokey Inc. Class A	41,095	2,733
	Associated Banc-Corp	127,160	2,714
	CNO Financial Group Inc.	111,511	2,709
	Investors Bancorp Inc.	179,888	2,643
	Assured Guaranty Ltd.	62,463	2,641
	White Mountains Insurance Group Ltd.	2,367	2,639
	Cathay General Bancorp	64,473	2,629
	Old National Bancorp	133,102	2,574
	Moelis & Co. Class A	46,576	2,556
	Virtu Financial Inc. Class A	81,981	2,546
	Columbia Banking System Inc.	58,142	2,505
	Simmons First National Corp. Class A	83,566	2,479
*,1	Credit Acceptance Corp.	6,802	2,450
	Atlantic Union Bankshares Corp.	63,312	2,429
	Artisan Partners Asset Management Inc. Class A	46,193	2,410
	CVB Financial Corp.	108,866	2,405

		Shares	Market Value ($000)
	Chimera Investment Corp.	186,331	2,366
	ServisFirst Bancshares Inc.	38,177	2,341
	Federated Hermes Inc. Class B	74,613	2,335
	American Equity Investment Life Holding Co.	74,039	2,334
	United Community Banks Inc.	68,252	2,329
	Walker & Dunlop Inc.	22,270	2,288
	Fulton Financial Corp.	133,136	2,267
	Hamilton Lane Inc. Class A	25,113	2,224
	Independent Bank Corp. (Massachusetts)	26,351	2,218
	Rocket Cos. Inc. Class A	95,000	2,194
	Independent Bank Group Inc.	30,229	2,184
*	Mr Cooper Group Inc.	61,445	2,136
	International Bancshares Corp.	45,546	2,114
	First Bancorp (XNYS)	187,677	2,113
*	Silvergate Capital Corp. Class A	14,800	2,104
	First Merchants Corp.	44,957	2,091
	Navient Corp.	145,948	2,089
*	Axos Financial Inc.	44,363	2,086
*,1	Lemonade Inc.	22,401	2,086
	FirstCash Inc.	31,396	2,062
	Cadence Bancorp Class A	99,300	2,058
*	Trupanion Inc.	26,674	2,033
	WSFS Financial Corp.	40,739	2,028
	Live Oak Bancshares Inc.	29,551	2,024
	First Midwest Bancorp Inc.	91,703	2,009
	Flagstar Bancorp Inc.	43,708	1,971
*	LendingTree Inc.	9,205	1,961
	BOK Financial Corp.	21,714	1,939
	Renasant Corp.	46,285	1,915
	First Financial Bancorp	78,497	1,884
	PennyMac Financial Services Inc.	28,087	1,878
	Sandy Spring Bancorp Inc.	43,163	1,875
	Hilltop Holdings Inc.	54,462	1,859
	BancFirst Corp.	26,184	1,851
	Washington Federal Inc.	59,887	1,845
[1]	GCM Grosvenor Inc. Class A	154,046	1,833
	WesBanco Inc.	49,756	1,794
	Park National Corp.	13,201	1,707
*	NMI Holdings Inc. Class A	71,996	1,702
	Apollo Commercial Real Estate Finance Inc.	120,100	1,678
	Towne Bank	55,144	1,676
	Two Harbors Investment Corp.	223,759	1,640
	Piper Sandler Cos.	14,800	1,623
	Arbor Realty Trust Inc.	100,763	1,602
	First Interstate BancSystem Inc. Class A	33,906	1,561
*	eHealth Inc.	21,415	1,558
	New York Mortgage Trust Inc.	342,471	1,531
	PennyMac Mortgage Investment Trust	77,816	1,525
*	Seacoast Banking Corp. of Florida	41,404	1,500
	Virtus Investment Partners Inc.	6,311	1,486
	Lakeland Financial Corp.	21,465	1,485
	Heartland Financial USA Inc.	29,504	1,483
	Capitol Federal Financial Inc.	111,812	1,481
	Goosehead Insurance Inc. Class A	13,782	1,477
	Trustmark Corp.	43,844	1,476
	MFA Financial Inc.	360,856	1,469
	Argo Group International Holdings Ltd.	29,000	1,459
	Mercury General Corp.	23,981	1,458

		Shares	Market Value ($000)
	Hope Bancorp Inc.	95,305	1,435
	Eagle Bancorp Inc.	26,956	1,434
*	PRA Group Inc.	37,948	1,407
	Northwest Bancshares Inc.	95,807	1,384
	Horace Mann Educators Corp.	32,016	1,383
*	Triumph Bancorp Inc.	17,721	1,371
	Banner Corp.	25,603	1,365
	NBT Bancorp Inc.	34,151	1,363
	Great Western Bancorp Inc.	44,841	1,358
	FB Financial Corp.	30,533	1,357
*	LendingClub Corp.	81,242	1,342
*	Genworth Financial Inc. Class A	401,904	1,334
	Provident Financial Services Inc.	59,830	1,333
	Westamerica Bancorp	20,952	1,315
	BGC Partners Inc. Class A	266,472	1,287
	Waddell & Reed Financial Inc. Class A	50,674	1,269
	Santander Consumer USA Holdings Inc.	46,622	1,262
	Cohen & Steers Inc.	19,235	1,257
*	Palomar Holdings Inc.	18,357	1,231
	Stewart Information Services Corp.	23,120	1,203
	Veritex Holdings Inc.	36,677	1,200
	Premier Financial Corp.	34,686	1,154
*,1	Upstart Holdings Inc.	8,946	1,153
	Enterprise Financial Services Corp.	23,255	1,150
	First Commonwealth Financial Corp.	79,953	1,149
	James River Group Holdings Ltd.	24,986	1,140
	First Busey Corp.	44,167	1,133
	Ladder Capital Corp. Class A	95,925	1,132
	OceanFirst Financial Corp.	47,292	1,132
	PJT Partners Inc. Class A	16,627	1,125
	Meta Financial Group Inc.	24,753	1,122
	ProAssurance Corp.	40,958	1,096
	Safety Insurance Group Inc.	12,882	1,085
	AMERISAFE Inc.	16,825	1,077
*	Focus Financial Partners Inc. Class A	25,770	1,073
	OFG Bancorp	47,383	1,072
	StepStone Group Inc. Class A	30,284	1,068
	Southside Bancshares Inc.	27,595	1,063
	Brightsphere Investment Group Inc.	52,132	1,062
	Boston Private Financial Holdings Inc.	78,736	1,049
	Employers Holdings Inc.	23,775	1,024
	Berkshire Hills Bancorp Inc.	45,401	1,013
*	Enova International Inc.	28,241	1,002
	Broadmark Realty Capital Inc.	95,813	1,002
	S&T Bancorp Inc.	29,832	999
*	Encore Capital Group Inc.	24,784	997
	TriCo Bancshares	20,965	993
	Tompkins Financial Corp.	11,876	982
	Redwood Trust Inc.	93,146	970
*	BRP Group Inc. Class A	35,263	961
	First Bancorp (XNGS)	21,975	956
	iStar Inc.	53,353	949
	City Holding Co.	11,542	944
*	Columbia Financial Inc.	52,013	909
	Heritage Financial Corp.	31,999	904
	Brookline Bancorp Inc.	60,096	901
*,1	Oscar Health Inc. Class A	33,032	888
	Nelnet Inc. Class A	12,171	885

		Shares	Market Value ($000)
	TFS Financial Corp.	43,322	882
*	Customers Bancorp Inc.	27,711	882
	B. Riley Financial Inc.	15,294	862
	National Bank Holdings Corp. Class A	21,371	848
	Kearny Financial Corp.	69,617	841
	ConnectOne Bancorp Inc.	32,319	819
	Origin Bancorp Inc.	19,150	812
	First Foundation Inc.	34,444	808
	Lakeland Bancorp Inc.	46,124	804
*	StoneX Group Inc.	12,274	802
	Dime Community Bancshares Inc.	26,247	791
	Northfield Bancorp Inc.	48,333	769
*	Bancorp Inc.	36,263	751
	HomeStreet Inc.	16,988	749
	Invesco Mortgage Capital Inc.	185,908	745
*,1	Romeo Power Inc.	89,300	744
	Univest Financial Corp.	25,927	741
	WisdomTree Investments Inc.	118,321	740
	United Fire Group Inc.	21,234	739
*	Blucora Inc.	43,886	730
	First Mid Bancshares Inc.	16,367	719
	Meridian Bancorp Inc.	38,156	703
	ARMOUR Residential REIT Inc.	57,425	701
	German American Bancorp Inc.	15,163	701
*	Ambac Financial Group Inc.	41,421	693
[1]	UWM Holdings Corp.	86,300	684
	American National Group Inc.	6,321	682
	Horizon Bancorp Inc.	36,147	672
*	GoHealth Inc. Class A	55,954	654
*	SiriusPoint Ltd.	64,165	653
	Preferred Bank	10,231	652
	Bryn Mawr Bank Corp.	14,271	649
	Washington Trust Bancorp Inc.	12,408	641
	Banc of California Inc.	34,820	630
	Ready Capital Corp.	46,360	622
	Camden National Corp.	12,984	621
	Flushing Financial Corp.	29,220	620
	First Bancshares Inc.	16,891	618
	Cambridge Bancorp	7,271	613
	Peapack-Gladstone Financial Corp.	19,698	608
*	Nicolet Bankshares Inc.	7,201	601
	Hanmi Financial Corp.	29,756	587
	Midland States Bancorp Inc.	21,164	587
	Stock Yards Bancorp Inc.	11,392	582
	Cowen Inc. Class A	16,460	579
	TPG RE Finance Trust Inc.	51,600	578
	Altabancorp	13,689	575
	QCR Holdings Inc.	11,992	566
	Independent Bank Corp. (Michigan)	23,360	552
	Merchants Bancorp	13,172	552
	Ellington Financial Inc.	34,300	549
	Allegiance Bancshares Inc.	13,313	540
	National Western Life Group Inc. Class A	2,144	534
	Republic Bancorp Inc. Class A	11,932	528
*	World Acceptance Corp.	4,032	523
	Byline Bancorp Inc.	24,690	522
*	CrossFirst Bankshares Inc.	37,503	517
*	TriState Capital Holdings Inc.	22,326	515

		Shares	Market Value ($000)
	TrustCo Bank Corp.	69,328	511
	Central Pacific Financial Corp.	18,857	503
	Great Southern Bancorp Inc.	8,882	503
	First Financial Corp.	11,121	501
	Community Trust Bancorp Inc.	11,278	497
	Macatawa Bank Corp.	49,543	493
	Diamond Hill Investment Group Inc.	3,151	492
	HCI Group Inc.	6,410	492
	Reliant Bancorp Inc.	17,084	491
	FBL Financial Group Inc. Class A	8,721	488
	First of Long Island Corp.	22,884	486
	Granite Point Mortgage Trust Inc.	40,300	482
	Heritage Commerce Corp.	39,071	477
	Bank First Corp.	6,300	472
*	Watford Holdings Ltd.	13,517	468
	Bank of Marin Bancorp	11,775	461
	Orchid Island Capital Inc.	75,915	456
	First Community Bankshares Inc.	15,146	454
	Capital City Bank Group Inc.	17,219	448
	Capstead Mortgage Corp.	70,016	436
	Dynex Capital Inc.	22,923	434
*	Atlantic Capital Bancshares Inc.	17,184	414
	American National Bankshares Inc.	12,302	407
	Peoples Bancorp Inc.	12,161	403
*	Bridgewater Bancshares Inc.	24,367	394
	KKR Real Estate Finance Trust Inc.	21,141	389
	Universal Insurance Holdings Inc.	27,082	388
	Mercantile Bank Corp.	11,852	385
*	MetroMile Inc.	37,400	385
	Bar Harbor Bankshares	13,006	383
*	Oportun Financial Corp.	18,084	375
*	AssetMark Financial Holdings Inc.	15,755	368
	RBB Bancorp	18,000	365
	State Auto Financial Corp.	18,211	359
	Victory Capital Holdings Inc. Class A	13,660	349
	CBTX Inc.	11,252	346
	1st Source Corp.	7,223	344
	Sculptor Capital Management Inc. Class A	15,482	339
	Arrow Financial Corp.	10,001	333
	MidWestOne Financial Group Inc.	10,700	331
	Waterstone Financial Inc.	16,159	330
*	MBIA Inc.	33,738	325
*	Carter Bankshares Inc.	23,054	322
	HomeTrust Bancshares Inc.	13,088	319
*	Metropolitan Bank Holding Corp.	6,188	312
	Business First Bancshares Inc.	12,976	311
*	Maiden Holdings Ltd.	93,000	307
	Financial Institutions Inc.	10,038	304
	Orrstown Financial Services Inc.	13,332	297
	Oppenheimer Holdings Inc. Class A	7,396	296
	Federal Agricultural Mortgage Corp. Class C	2,847	287
*	Amerant Bancorp Inc. Class A	15,321	285
*,1	Root Inc. Class A	22,425	285
*	Equity Bancshares Inc. Class A	10,342	283
	Spirit of Texas Bancshares Inc.	12,308	275
	Ames National Corp.	10,700	274
	Hingham Institution For Savings	962	273
	First Choice Bancorp	11,186	272

		Shares	Market Value ($000)
	Old Second Bancorp Inc.	20,067	265
	Capstar Financial Holdings Inc.	15,265	263
*	Professional Holding Corp. Class A	14,100	259
*	BayCom Corp.	14,250	257
	AG Mortgage Investment Trust Inc.	63,500	256
	Curo Group Holdings Corp.	17,313	253
	CNB Financial Corp.	10,149	250
	Alerus Financial Corp.	8,341	248
	Heritage Insurance Holdings Inc.	22,366	248
	Eagle Bancorp Montana Inc.	10,100	246
*	ACRES Commercial Realty Corp.	16,840	246
	Guaranty Bancshares Inc.	6,616	243
	Farmers National Banc Corp.	14,443	241
*	MoneyGram International Inc.	36,500	240
*	Greenlight Capital Re Ltd. Class A	27,050	235
	Civista Bancshares Inc.	10,116	232
	Mid Penn Bancorp Inc.	8,647	232
	West Bancorp Inc.	9,617	232
	Amalgamated Financial Corp.	13,999	232
	Regional Management Corp.	6,593	229
	Sierra Bancorp	8,494	228
	Greenhill & Co. Inc.	13,600	224
	HarborOne Bancorp Inc.	16,465	222
	PCSB Financial Corp.	13,132	218
	First Bancorp Inc.	7,333	214
*	Howard Bancorp Inc.	12,984	213
	Protective Insurance Corp.	9,261	213
*	Southern First Bancshares Inc.	4,512	212
	Citizens & Northern Corp.	8,811	210
*	California Bancorp	11,800	210
	Home Bancorp Inc.	5,803	209
*	EZCORP Inc. Class A	41,670	207
	FS Bancorp Inc.	3,069	206
	Community Financial Corp.	5,956	204
*	Republic First Bancorp Inc.	54,003	204
	Red River Bancshares Inc.	3,606	202
	ChoiceOne Financial Services Inc.	8,370	201
	Richmond Mutual Bancorp Inc.	14,600	198
	Southern Missouri Bancorp Inc.	5,023	198
	Enterprise Bancorp Inc.	6,024	196
	Primis Financial Corp.	13,308	193
	Summit Financial Group Inc.	7,124	189
	Investors Title Co.	1,135	188
	First Internet Bancorp	5,320	187
	SmartFinancial Inc.	8,647	187
*	FVCBankcorp Inc.	10,750	186
*	MainStreet Bancshares Inc.	8,911	185
	Metrocity Bankshares Inc.	12,006	185
	Northrim Bancorp Inc.	4,327	184
*	Citizens Inc. Class A	31,480	182
	Luther Burbank Corp.	15,347	182
	Peoples Financial Services Corp.	4,308	182
*	Pioneer Bancorp Inc.	15,418	180
	Western Asset Mortgage Capital Corp.	56,301	180
	LCNB Corp.	10,252	179
	Century Bancorp Inc. Class A	1,900	177
	Great Ajax Corp.	15,903	173
	Central Valley Community Bancorp	9,286	171

		Shares	Market Value ($000)
	Crawford & Co. Class A	16,065	171
	FNCB Bancorp Inc.	22,643	171
	Level One Bancorp Inc.	6,551	169
	Hawthorn Bancshares Inc.	7,904	168
	Fidelity D&D Bancorp Inc.	2,713	167
	Franklin Financial Services Corp.	5,214	163
	Farmers & Merchants Bancorp Inc.	6,384	160
	MVB Financial Corp.	4,743	160
	PCB Bancorp	10,610	159
	Evans Bancorp Inc.	4,577	155
	United Security Bancshares	18,866	155
*	Safeguard Scientifics Inc.	22,542	154
	Pzena Investment Management Inc. Class A	14,523	153
	Westwood Holdings Group Inc.	10,426	151
	National Bankshares Inc.	4,164	148
	Premier Financial Bancorp Inc.	7,891	147
	Standard AVB Financial Corp.	4,450	145
	Northeast Bank	5,474	144
	First Bank	11,738	143
	South Plains Financial Inc.	6,236	142
*	MMA Capital Holdings Inc.	6,100	139
	Tiptree Inc. Class A	15,559	139
	ACNB Corp.	4,637	136
*	Manning & Napier Inc. Class A	20,773	134
	Codorus Valley Bancorp Inc.	7,091	131
*	Select Bancorp Inc.	11,590	128
	First Northwest Bancorp	7,546	125
	Investar Holding Corp.	6,106	125
	Western New England Bancorp Inc.	14,848	125
*	AMMO Inc.	21,139	125
	BCB Bancorp Inc.	8,673	120
	Territorial Bancorp Inc.	4,529	120
	Shore Bancshares Inc.	6,832	116
	Independence Holding Co.	2,858	114
*	Sterling Bancorp Inc.	20,200	114
*	Ocwen Financial Corp.	4,011	114
	Bank of Commerce Holdings	8,874	113
	BankFinancial Corp.	10,939	113
	First Financial Northwest Inc.	7,628	109
	Chemung Financial Corp.	2,549	107
	First Business Financial Services Inc.	4,314	107
	Middlefield Banc Corp.	5,094	107
	Lument Finance Trust Inc.	30,449	107
	Penns Woods Bancorp Inc.	4,312	104
	Riverview Bancorp Inc.	14,806	103
	Parke Bancorp Inc.	5,084	102
	United Insurance Holdings Corp.	14,207	102
	Bank of Princeton	3,544	101
	Norwood Financial Corp.	3,727	99
	Community Bankers Trust Corp.	10,847	96
	First Community Corp.	4,821	96
	Mackinac Financial Corp.	6,869	96
*	NI Holdings Inc.	5,165	95
	Timberland Bancorp Inc.	3,406	95
	ESSA Bancorp Inc.	5,800	93
	Sachem Capital Corp.	17,836	93
	OP Bancorp	8,347	88
	Donegal Group Inc. Class A	5,852	87

		Shares	Market Value ($000)
*	Coastal Financial Corp.	3,189	84
*	Esquire Financial Holdings Inc.	3,649	83
*	Malvern Bancorp Inc.	4,442	83
	SB Financial Group Inc.	4,383	80
	First Guaranty Bancshares Inc.	4,349	78
	Associated Capital Group Inc. Class A	2,140	77
	Prudential Bancorp Inc.	5,160	76
	Bankwell Financial Group Inc.	2,772	75
	C&F Financial Corp.	1,671	74
	US Global Investors Inc. Class A	9,831	69
	Unity Bancorp Inc.	3,156	69
*	Security National Financial Corp. Class A	7,076	66
	Cherry Hill Mortgage Investment Corp.	6,865	64
	Greene County Bancorp Inc.	2,506	63
	Provident Bancorp Inc.	4,080	59
	First Capital Inc.	1,200	58
	1st Constitution Bancorp	3,259	57
	HBT Financial Inc.	3,343	57
	Provident Financial Holdings Inc.	3,235	55
	Union Bankshares Inc.	1,684	51
	FedNat Holding Co.	10,699	50
	First United Corp.	2,828	50
*	ProSight Global Inc.	3,869	49
*	Great Elm Group Inc.	19,881	49
	First Savings Financial Group Inc.	703	47
	Peoples Bancorp of North Carolina Inc.	1,927	46
*	BM Technologies Inc.	4,264	45
	CB Financial Services Inc.	2,000	44
	Federal Agricultural Mortgage Corp. Class A	484	44
*,1	BM Technologies Inc. (XASE)	3,514	41
	Silvercrest Asset Management Group Inc. Class A	2,679	39
	AmeriServ Financial Inc.	8,751	36
	Plumas Bancorp	1,230	36
	Severn Bancorp Inc.	2,872	35
	Bank7 Corp.	1,874	33
	Old Point Financial Corp.	1,344	32
	Ohio Valley Banc Corp.	1,244	30
*	Consumer Portfolio Services Inc.	5,489	22
*	Impac Mortgage Holdings Inc.	10,822	22
	Ellington Residential Mortgage REIT	1,573	19
	Hennessy Advisors Inc.	2,219	19
*	Trean Insurance Group Inc.	1,200	19
	County Bancorp Inc.	680	16
*	Elevate Credit Inc.	5,276	15
	Meridian Corp.	591	15
*	HV Bancorp Inc.	630	12
*	Altisource Asset Management Corp.	592	11
*	Capital Bancorp Inc.	594	11
*	First Western Financial Inc.	400	10
*	Nicholas Financial Inc.	983	10
	Sound Financial Bancorp Inc.	195	8
*	FG Financial Group Inc.	1,509	7
*	Medley Management Inc. Class A	849	6
*	Affinity Bancshares Inc.	367	4
*	Broadway Financial Corp.	546	1
*	Conifer Holdings Inc.	99	—
*,2	Ditech Holding Corp. Warrants Exp. 02/09/2028	2,008	—
			3,750,040

		Shares	Market Value ($000)
Health Care (8.0%)
	Johnson & Johnson	2,123,584	349,011
	UnitedHealth Group Inc.	765,890	284,965
	Abbott Laboratories	1,430,880	171,477
	Pfizer Inc.	4,493,947	162,816
	Merck & Co. Inc.	2,044,845	157,637
	AbbVie Inc.	1,428,045	154,543
	Thermo Fisher Scientific Inc.	318,072	145,162
	Eli Lilly & Co.	697,308	130,271
	Medtronic plc	1,086,919	128,398
	Danaher Corp.	517,601	116,502
	Amgen Inc.	466,948	116,181
	Bristol-Myers Squibb Co.	1,813,158	114,465
	Anthem Inc.	197,551	70,911
*	Intuitive Surgical Inc.	94,999	70,199
	Cigna Corp.	283,915	68,634
	Stryker Corp.	272,809	66,451
	Gilead Sciences Inc.	1,014,142	65,544
	Zoetis Inc. Class A	383,954	60,465
	Becton Dickinson & Co.	234,910	57,118
*	Illumina Inc.	117,792	45,239
*	Vertex Pharmaceuticals Inc.	210,017	45,131
*	Boston Scientific Corp.	1,142,881	44,172
	Humana Inc.	103,824	43,528
*	Edwards Lifesciences Corp.	503,081	42,078
	HCA Healthcare Inc.	219,379	41,318
*	Regeneron Pharmaceuticals Inc.	81,416	38,521
*	Biogen Inc.	123,590	34,574
	Baxter International Inc.	409,446	34,533
*	IDEXX Laboratories Inc.	69,318	33,918
*	Moderna Inc.	256,297	33,562
	Agilent Technologies Inc.	247,008	31,405
*	Align Technology Inc.	57,269	31,013
*	Centene Corp.	469,350	29,996
*	IQVIA Holdings Inc.	154,171	29,777
*	Veeva Systems Inc. Class A	110,728	28,927
*	Dexcom Inc.	77,728	27,935
	Zimmer Biomet Holdings Inc.	167,407	26,799
*	Alexion Pharmaceuticals Inc.	169,795	25,963
	ResMed Inc.	117,907	22,876
*	Laboratory Corp. of America Holdings	79,281	20,219
*	Teladoc Health Inc.	109,942	19,982
*	Exact Sciences Corp.	137,548	18,126
	Cerner Corp.	248,143	17,837
	West Pharmaceutical Services Inc.	60,352	17,006
*	Horizon Therapeutics plc	181,163	16,674
	Teleflex Inc.	37,763	15,689
*	Hologic Inc.	209,513	15,584
*	Seagen Inc.	111,161	15,436
	Cooper Cos. Inc.	39,563	15,196
*	Catalent Inc.	140,237	14,768
	Cardinal Health Inc.	235,107	14,283
*	Insulet Corp.	53,759	14,027
	Quest Diagnostics Inc.	106,237	13,634
*	Alnylam Pharmaceuticals Inc.	96,064	13,563
*	Viatris Inc.	954,455	13,334
	STERIS plc	68,745	13,095
*	Varian Medical Systems Inc.	72,014	12,713

		Shares	Market Value ($000)
*	Incyte Corp.	153,935	12,510
	Bio-Techne Corp.	31,477	12,022
*	Charles River Laboratories International Inc.	40,538	11,749
	PerkinElmer Inc.	91,412	11,727
*	ABIOMED Inc.	36,477	11,626
*	Avantor Inc.	399,900	11,569
*	Elanco Animal Health Inc.	382,005	11,250
	DENTSPLY SIRONA Inc.	176,026	11,232
*	Guardant Health Inc.	73,579	11,232
*	BioMarin Pharmaceutical Inc.	147,922	11,170
*	Molina Healthcare Inc.	46,204	10,801
*	10X Genomics Inc. Class A	59,605	10,788
	Royalty Pharma plc Class A	240,647	10,497
*	Bio-Rad Laboratories Inc. Class A	17,301	9,882
*	Novavax Inc.	51,917	9,413
*	Masimo Corp.	40,619	9,329
*	Novocure Ltd.	70,476	9,316
*	Repligen Corp.	42,680	8,297
*	Henry Schein Inc.	115,944	8,028
*	PRA Health Sciences Inc.	51,939	7,964
	Universal Health Services Inc. Class B	58,753	7,837
*	Penumbra Inc.	28,089	7,600
*	Neurocrine Biosciences Inc.	77,162	7,504
*	Amedisys Inc.	26,676	7,064
*	Jazz Pharmaceuticals plc	42,896	7,051
	Encompass Health Corp.	80,091	6,559
*	Natera Inc.	63,382	6,436
*	Mirati Therapeutics Inc.	37,368	6,401
*	DaVita Inc.	57,593	6,207
*	Acceleron Pharma Inc.	44,872	6,085
*	United Therapeutics Corp.	35,790	5,987
	Hill-Rom Holdings Inc.	54,112	5,978
*	Invitae Corp.	155,868	5,956
	Chemed Corp.	12,805	5,888
	Bruker Corp.	87,906	5,651
*	Exelixis Inc.	249,428	5,635
*	Ultragenyx Pharmaceutical Inc.	49,084	5,589
*	Bridgebio Pharma Inc.	89,222	5,496
*	Arrowhead Pharmaceuticals Inc.	81,344	5,394
*	Envista Holdings Corp.	131,462	5,364
*	Fate Therapeutics Inc.	63,965	5,274
*	Syneos Health Inc.	68,008	5,158
*	TG Therapeutics Inc.	102,267	4,929
*	Pacific Biosciences of California Inc.	146,175	4,869
*	Ionis Pharmaceuticals Inc.	108,227	4,866
*	LHC Group Inc.	24,642	4,712
*	Haemonetics Corp.	41,619	4,620
*	Sarepta Therapeutics Inc.	61,839	4,609
	Perrigo Co. plc	113,009	4,573
*	HealthEquity Inc.	66,826	4,544
*	Halozyme Therapeutics Inc.	108,964	4,543
*	Blueprint Medicines Corp.	45,871	4,460
*	Tenet Healthcare Corp.	85,187	4,430
*	Twist Bioscience Corp.	35,255	4,367
*	Inspire Medical Systems Inc.	21,063	4,360
*	Tandem Diabetes Care Inc.	48,674	4,295
*	Denali Therapeutics Inc.	74,172	4,235
*	Acadia Healthcare Co. Inc.	73,694	4,211

		Shares	Market Value ($000)
*	NeoGenomics Inc.	87,102	4,201
	Ensign Group Inc.	43,509	4,083
*	Omnicell Inc.	31,420	4,081
*	STAAR Surgical Co.	38,470	4,055
*	Integra LifeSciences Holdings Corp.	57,964	4,005
*	Neogen Corp.	43,967	3,908
*	Medpace Holdings Inc.	23,775	3,900
*	Adaptive Biotechnologies Corp.	95,724	3,854
*	Oak Street Health Inc.	70,830	3,844
*	Nevro Corp.	27,422	3,825
*	PPD Inc.	100,595	3,807
*	Quidel Corp.	29,519	3,776
*	Globus Medical Inc. Class A	60,945	3,758
*	Emergent BioSolutions Inc.	39,912	3,708
*	Intellia Therapeutics Inc.	44,738	3,590
*	Iovance Biotherapeutics Inc.	108,347	3,430
	Premier Inc. Class A	101,091	3,422
*	Shockwave Medical Inc.	25,835	3,365
*	ICU Medical Inc.	16,303	3,349
*	Sage Therapeutics Inc.	44,048	3,297
*	Arena Pharmaceuticals Inc.	46,793	3,247
*	Allakos Inc.	28,174	3,234
*	Nektar Therapeutics Class A	151,005	3,020
	CONMED Corp.	22,493	2,937
*	Glaukos Corp.	34,543	2,899
*	Veracyte Inc.	53,419	2,871
*	iRhythm Technologies Inc.	20,527	2,850
*	Insmed Inc.	83,306	2,837
*	Kodiak Sciences Inc.	24,897	2,823
*	NuVasive Inc.	42,601	2,793
*	Turning Point Therapeutics Inc.	29,516	2,792
*	PTC Therapeutics Inc.	56,936	2,696
*	CareDx Inc.	39,559	2,694
*	Vir Biotechnology Inc.	52,315	2,682
*	AdaptHealth Corp. Class A	70,335	2,586
*	HMS Holdings Corp.	69,495	2,570
*	Select Medical Holdings Corp.	75,245	2,566
*	Agios Pharmaceuticals Inc.	49,588	2,561
*	1Life Healthcare Inc.	64,356	2,515
*,1	Beam Therapeutics Inc.	31,411	2,514
*	Integer Holdings Corp.	27,169	2,502
*	Merit Medical Systems Inc.	41,563	2,489
*	ACADIA Pharmaceuticals Inc.	96,465	2,489
*	Alkermes plc	130,658	2,441
*	R1 RCM Inc.	96,002	2,369
*	NanoString Technologies Inc.	35,956	2,363
*	Pacira BioSciences Inc.	33,454	2,345
*,1	Clover Health Investments Corp.	308,400	2,331
	Patterson Cos. Inc.	72,760	2,325
*	Editas Medicine Inc. Class A	54,137	2,274
*	FibroGen Inc.	65,127	2,261
*	Inari Medical Inc.	20,934	2,240
*	ChemoCentryx Inc.	43,416	2,225
*	Apellis Pharmaceuticals Inc.	50,591	2,171
*	AtriCure Inc.	32,970	2,160
	Owens & Minor Inc.	57,373	2,157
*	Reata Pharmaceuticals Inc. Class A	21,633	2,157
*	Karuna Therapeutics Inc.	17,747	2,134

		Shares	Market Value ($000)
*	Amicus Therapeutics Inc.	215,043	2,125
*	Xencor Inc.	48,973	2,109
*	Global Blood Therapeutics Inc.	51,225	2,087
*	REVOLUTION Medicines Inc.	44,341	2,034
*	Corcept Therapeutics Inc.	85,469	2,033
*	Intra-Cellular Therapies Inc.	59,584	2,022
*	Vericel Corp.	36,244	2,013
*	Prestige Consumer Healthcare Inc.	43,599	1,922
*	Myriad Genetics Inc.	62,856	1,914
*	Allogene Therapeutics Inc.	54,133	1,911
*	SpringWorks Therapeutics Inc.	25,406	1,869
*	Accolade Inc.	41,010	1,861
	Healthcare Services Group Inc.	64,712	1,814
*	Cantel Medical Corp.	22,485	1,795
*	Arvinas Inc.	26,694	1,764
*	Magellan Health Inc.	18,863	1,759
*	Avanos Medical Inc.	40,014	1,750
*	Ligand Pharmaceuticals Inc.	11,452	1,746
*	Inovalon Holdings Inc. Class A	60,514	1,742
*	Multiplan Corp.	304,300	1,689
*	Progyny Inc.	37,912	1,687
*	Berkeley Lights Inc.	33,536	1,685
*	MEDNAX Inc.	65,446	1,667
*	Bluebird Bio Inc.	54,732	1,650
*,1	Butterfly Network Inc.	96,900	1,631
*,1	Sorrento Therapeutics Inc.	195,676	1,618
*	Maravai LifeSciences Holdings Inc. Class A	45,235	1,612
*	BioCryst Pharmaceuticals Inc.	153,109	1,557
*	Revance Therapeutics Inc.	55,192	1,543
*	Relay Therapeutics Inc.	44,545	1,540
*	Deciphera Pharmaceuticals Inc.	33,810	1,516
*	MacroGenics Inc.	46,700	1,487
*	Axsome Therapeutics Inc.	25,706	1,455
*	ModivCare Inc.	9,812	1,453
*	Quanterix Corp.	24,560	1,436
*	Sotera Health Co.	57,531	1,436
*	Kura Oncology Inc.	50,715	1,434
*	Rocket Pharmaceuticals Inc.	32,080	1,423
*	Bionano Genomics Inc.	176,000	1,422
*,1	Inovio Pharmaceuticals Inc.	153,116	1,421
*	Five Prime Therapeutics Inc.	37,500	1,413
*	Ironwood Pharmaceuticals Inc. Class A	124,820	1,395
*	Endo International plc	187,335	1,388
*	Dicerna Pharmaceuticals Inc.	54,083	1,383
*	GenMark Diagnostics Inc.	57,862	1,383
*	Silk Road Medical Inc.	26,751	1,355
*	Heska Corp.	8,036	1,354
*,1	GoodRx Holdings Inc. Class A	34,554	1,348
*	Cytokinetics Inc.	57,553	1,339
*	Addus HomeCare Corp.	12,566	1,314
*	Option Care Health Inc.	73,267	1,300
*	Heron Therapeutics Inc.	78,614	1,274
*	Health Catalyst Inc.	27,073	1,266
*	Lantheus Holdings Inc.	59,013	1,261
*	Cardiovascular Systems Inc.	32,605	1,250
*	Community Health Systems Inc.	91,956	1,243
*	Axonics Modulation Technologies Inc.	20,639	1,236
	Luminex Corp.	38,672	1,234

		Shares	Market Value ($000)
*	Ortho Clinical Diagnostics Holdings plc	63,739	1,230
*	Codexis Inc.	53,417	1,223
*	OPKO Health Inc.	283,861	1,218
*,1	Zomedica Corp.	749,600	1,184
*	Phreesia Inc.	22,522	1,173
*,1	Cassava Sciences Inc.	26,100	1,173
*	Travere Therapeutics Inc.	46,950	1,172
*	ImmunoGen Inc.	144,561	1,171
*	Evolent Health Inc. Class A	57,899	1,170
*	ALX Oncology Holdings Inc.	15,229	1,123
*	Sangamo Therapeutics Inc.	86,053	1,078
*,1	Fulgent Genetics Inc.	11,118	1,074
*	Supernus Pharmaceuticals Inc.	40,997	1,073
*	Arcus Biosciences Inc.	37,550	1,054
*	Surgery Partners Inc.	23,673	1,048
*,1	Hims & Hers Health Inc.	79,100	1,046
*	Zentalis Pharmaceuticals Inc.	24,001	1,041
	US Physical Therapy Inc.	9,960	1,037
*	Morphic Holding Inc.	16,100	1,019
*,1	Ocugen Inc.	150,100	1,019
*	Castle Biosciences Inc.	14,767	1,011
*	Pliant Therapeutics Inc.	25,456	1,001
*	Seres Therapeutics Inc.	48,475	998
*	American Well Corp. Class A	57,298	995
*	REGENXBIO Inc.	28,991	989
*	Anavex Life Sciences Corp.	65,377	977
*	Scholar Rock Holding Corp.	19,094	967
*	Pennant Group Inc.	21,097	966
*	Ocular Therapeutix Inc.	58,771	964
*	Alector Inc.	47,747	962
*	Krystal Biotech Inc.	12,347	951
*	Aclaris Therapeutics Inc.	37,664	949
*	Rubius Therapeutics Inc.	35,800	949
*	Theravance Biopharma Inc.	46,501	949
*	Madrigal Pharmaceuticals Inc.	8,030	939
*	Atara Biotherapeutics Inc.	64,886	932
*	Tabula Rasa HealthCare Inc.	19,595	902
*	Radius Health Inc.	43,070	898
*	Meridian Bioscience Inc.	34,159	897
*	Translate Bio Inc.	54,293	895
*	Brookdale Senior Living Inc.	146,031	883
*	Coherus Biosciences Inc.	60,235	880
*	Tactile Systems Technology Inc.	16,140	879
*	Dynavax Technologies Corp.	89,261	877
*,1	Omeros Corp.	49,283	877
*	Cerus Corp.	145,208	873
*	Mersana Therapeutics Inc.	52,904	856
*	BioLife Solutions Inc.	23,759	855
*	Certara Inc.	31,024	847
*	Nuvation Bio Inc.	80,672	843
*	Protagonist Therapeutics Inc.	31,865	825
*	Rhythm Pharmaceuticals Inc.	38,261	814
*	Zogenix Inc.	41,447	809
	National HealthCare Corp.	10,338	805
*	Pandion Therapeutics Inc.	13,402	805
*	Kymera Therapeutics Inc.	20,679	804
*	Natus Medical Inc.	31,072	796
*	MannKind Corp.	202,620	794

		Shares	Market Value ($000)
*	Avid Bioservices Inc.	43,517	793
*	RadNet Inc.	36,356	791
*	Arcturus Therapeutics Holdings Inc.	19,143	791
*	Y-mAbs Therapeutics Inc.	25,975	785
*	Apollo Medical Holdings Inc.	28,897	783
*	TransMedics Group Inc.	18,731	777
*	Inogen Inc.	14,682	771
*	NextGen Healthcare Inc.	42,598	771
*	Collegium Pharmaceutical Inc.	32,398	768
	Atrion Corp.	1,196	767
*	Hanger Inc.	33,589	766
*	Generation Bio Co.	26,818	763
*	Varex Imaging Corp.	37,162	761
*	Aerie Pharmaceuticals Inc.	42,008	751
*	MiMedx Group Inc.	72,900	751
*	Sana Biotechnology Inc.	22,407	750
*,1	Curis Inc.	66,098	748
*	Tivity Health Inc.	33,514	748
*	Orthofix Medical Inc.	17,120	742
*	AngioDynamics Inc.	31,392	735
*	CryoLife Inc.	32,432	732
*	Syndax Pharmaceuticals Inc.	32,487	726
*	DermTech Inc.	14,300	726
*	Cara Therapeutics Inc.	33,414	725
*	SmileDirectClub Inc. Class A	69,800	720
*	Adverum Biotechnologies Inc.	72,735	717
*	OraSure Technologies Inc.	61,474	717
*	Nurix Therapeutics Inc.	23,020	716
*	Enanta Pharmaceuticals Inc.	14,469	714
*	Keros Therapeutics Inc.	11,369	700
*,1	ImmunityBio Inc.	29,200	693
*	Surmodics Inc.	12,342	692
*	Sutro Biopharma Inc.	30,272	689
*	Replimune Group Inc.	22,443	685
*	CorVel Corp.	6,585	676
*	SI-BONE Inc.	21,195	674
*	Outset Medical Inc.	12,349	672
*	Vaxcyte Inc.	33,932	670
*,1	Esperion Therapeutics Inc.	23,775	667
*	Alphatec Holdings Inc.	41,167	650
*	Arcutis Biotherapeutics Inc.	22,106	640
*	ZIOPHARM Oncology Inc.	176,915	637
*	Vanda Pharmaceuticals Inc.	41,986	631
*	NGM Biopharmaceuticals Inc.	21,158	615
*	Atea Pharmaceuticals Inc.	9,894	611
*	Bioxcel Therapeutics Inc.	13,911	600
*	Amphastar Pharmaceuticals Inc.	32,577	597
*	Antares Pharma Inc.	145,010	596
*	Karyopharm Therapeutics Inc.	56,638	596
*	PetIQ Inc. Class A	16,893	596
*	Axogen Inc.	29,257	593
*	Signify Health Inc. Class A	20,148	590
*	IGM Biosciences Inc.	7,661	588
*	BioAtla Inc.	11,466	583
*	Gemini Therapeutics Inc. Class A	43,000	583
*	Epizyme Inc.	66,376	578
*	Stoke Therapeutics Inc.	14,884	578
*	Celldex Therapeutics Inc.	27,900	575

		Shares	Market Value ($000)
*	Intercept Pharmaceuticals Inc.	24,790	572
*	OrthoPediatrics Corp.	11,689	570
*,1	Silverback Therapeutics Inc.	12,997	567
	LeMaitre Vascular Inc.	11,495	561
*	Personalis Inc.	22,769	560
*	Albireo Pharma Inc.	15,900	560
*	OptimizeRx Corp.	11,439	558
*	Chimerix Inc.	57,135	551
*	Amneal Pharmaceuticals Inc.	81,700	550
*	HealthStream Inc.	24,591	549
*	Intersect ENT Inc.	26,064	544
*	Kadmon Holdings Inc.	139,705	543
*	AnaptysBio Inc.	25,100	541
*	G1 Therapeutics Inc.	22,493	541
	Phibro Animal Health Corp. Class A	22,156	541
*	Anika Therapeutics Inc.	13,242	540
*,1	Humanigen Inc.	28,100	537
*	Phathom Pharmaceuticals Inc.	14,260	536
*,1	Vaxart Inc.	88,300	534
*	Immunovant Inc.	33,274	534
*,1	Clovis Oncology Inc.	74,300	522
*	Constellation Pharmaceuticals Inc.	22,265	521
*	Cullinan Oncology Inc.	12,492	521
*,1	Senseonics Holdings Inc.	193,400	511
*	Precigen Inc.	73,808	509
*	Applied Molecular Transport Inc.	11,484	505
*	Pulmonx Corp.	10,886	498
*	Innoviva Inc.	41,215	493
	Avita Medical Inc.	24,761	491
*,1	Tonix Pharmaceuticals Holding Corp.	381,700	489
*	IVERIC bio Inc.	78,914	488
*,1	CEL-SCI Corp.	31,842	484
*	Bolt Biotherapeutics Inc.	14,614	481
*	TCR2 Therapeutics Inc.	21,740	480
*	Cerevel Therapeutics Holdings Inc.	33,700	463
*	Joint Corp.	9,539	461
*	Forma Therapeutics Holdings Inc.	16,015	449
*	ViewRay Inc.	102,716	447
*	National Research Corp.	9,498	445
*	iTeos Therapeutics Inc.	12,782	437
*	Gossamer Bio Inc.	47,085	436
*	Black Diamond Therapeutics Inc.	17,912	435
*	Marinus Pharmaceuticals Inc.	27,908	432
*	Provention Bio Inc.	41,033	431
*	Geron Corp.	272,053	430
*	Asensus Surgical Inc.	131,123	426
*	Akero Therapeutics Inc.	14,617	424
*	Innovage Holding Corp.	16,277	420
*	Relmada Therapeutics Inc.	11,889	419
*	Eargo Inc.	8,318	415
*	Aldeyra Therapeutics Inc.	34,700	412
*	Verastem Inc.	165,660	409
*	Rigel Pharmaceuticals Inc.	119,340	408
*	Selecta Biosciences Inc.	90,109	408
*	Akebia Therapeutics Inc.	119,228	404
*	Molecular Templates Inc.	31,960	403
*	Annexon Inc.	14,204	395
*	Eagle Pharmaceuticals Inc.	9,445	394

		Shares	Market Value ($000)
*	Kiniksa Pharmaceuticals Ltd. Class A	21,265	394
*	Viking Therapeutics Inc.	61,875	391
	Computer Programs & Systems Inc.	12,734	390
*	Spectrum Pharmaceuticals Inc.	118,300	386
*	iCAD Inc.	18,133	385
*	Ardelyx Inc.	57,223	379
*	Cortexyme Inc.	10,508	379
*	Passage Bio Inc.	21,501	376
*	Cutera Inc.	12,390	372
*	Shattuck Labs Inc.	12,724	372
*	Triple-S Management Corp. Class B	14,094	367
*	Atreca Inc. Class A	23,904	366
*	Sientra Inc.	50,000	364
*	Avidity Biosciences Inc.	16,675	364
*	Durect Corp.	180,792	358
*	InfuSystem Holdings Inc.	17,567	358
*	BioDelivery Sciences International Inc.	91,333	357
*	CytomX Therapeutics Inc.	46,219	357
*	TherapeuticsMD Inc.	263,400	353
*	Vapotherm Inc.	14,711	353
*	Avrobio Inc.	27,486	349
*	Flexion Therapeutics Inc.	38,089	341
*	Aspira Women's Health Inc.	49,767	336
*	Sesen Bio Inc.	128,046	333
*	Allovir Inc.	14,147	331
*	Kronos Bio Inc.	11,315	331
*	Oncocyte Corp.	63,657	330
*	Precision BioSciences Inc.	31,777	329
*	ORIC Pharmaceuticals Inc.	13,407	328
*	Prelude Therapeutics Inc.	7,538	327
*	SeaSpine Holdings Corp.	18,757	326
*	Praxis Precision Medicines Inc.	9,956	326
*	MEI Pharma Inc.	93,726	321
*	Vor BioPharma Inc.	7,421	320
*	KalVista Pharmaceuticals Inc.	12,351	317
*	Kinnate Biopharma Inc.	10,167	317
*	Poseida Therapeutics Inc.	32,859	314
*	Zynex Inc.	20,458	312
*	Cue Biopharma Inc.	25,288	309
*	CytoSorbents Corp.	35,641	309
*	Olema Pharmaceuticals Inc.	9,318	309
*	Crinetics Pharmaceuticals Inc.	20,149	308
*	Angion Biomedica Corp.	17,035	308
*	Clene Inc.	23,900	305
*	ANI Pharmaceuticals Inc.	8,394	303
*	Accuray Inc.	61,258	303
*	Lexicon Pharmaceuticals Inc.	51,632	303
*	Ideaya Biosciences Inc.	12,867	302
*	Syros Pharmaceuticals Inc.	40,282	301
*	UFP Technologies Inc.	6,036	301
*	Chinook Therapeutics Inc.	19,044	296
*	Agenus Inc.	108,517	295
*	Harpoon Therapeutics Inc.	14,100	295
*	PMV Pharmaceuticals Inc.	8,978	295
*	Organogenesis Holdings Inc. Class A	16,118	294
*	Cymabay Therapeutics Inc.	63,502	288
*	Magenta Therapeutics Inc.	24,259	287
*	Catalyst Pharmaceuticals Inc.	61,500	284

		Shares	Market Value ($000)
*	Spero Therapeutics Inc.	19,238	283
*	Terns Pharmaceuticals Inc.	12,719	280
*	Instil Bio Inc.	11,102	278
*,1	Kala Pharmaceuticals Inc.	41,100	277
*	Athersys Inc.	152,037	274
*	Aligos Therapeutics Inc.	12,069	274
*	Puma Biotechnology Inc.	28,100	273
*	Oncternal Therapeutics Inc.	32,400	270
*	iBio Inc.	174,700	269
	Utah Medical Products Inc.	3,090	268
*	RAPT Therapeutics Inc.	12,085	268
*	Athenex Inc.	61,527	265
*	Aeglea BioTherapeutics Inc.	33,281	264
*	ChromaDex Corp.	28,203	263
*	ClearPoint Neuro Inc.	12,373	262
*	Paratek Pharmaceuticals Inc.	36,785	260
*	Ampio Pharmaceuticals Inc.	152,721	258
*	Jounce Therapeutics Inc.	24,864	255
*,1	Verrica Pharmaceuticals Inc.	16,816	255
*	Mirum Pharmaceuticals Inc.	12,837	254
*,1	Seelos Therapeutics Inc.	50,500	252
*	PAVmed Inc.	56,600	251
*	Misonix Inc.	12,680	248
*	Athira Pharma Inc.	13,477	248
*	Fluidigm Corp.	54,000	244
*	Hookipa Pharma Inc.	18,030	242
*	Neuronetics Inc.	19,481	241
*	Frequency Therapeutics Inc.	25,101	238
*	Solid Biosciences Inc.	42,980	238
*	Evelo Biosciences Inc.	22,014	236
	Invacare Corp.	29,423	236
*	Applied Therapeutics Inc.	12,523	235
*	Stereotaxis Inc.	34,516	232
*	VYNE Therapeutics Inc.	33,759	231
*,1	Cardiff Oncology Inc.	24,797	230
*	Dyne Therapeutics Inc.	14,745	229
*	Altimmune Inc.	16,171	228
*	Nkarta Inc.	6,914	227
*	Accelerate Diagnostics Inc.	27,042	225
*,1	Trevena Inc.	123,816	222
*	Taysha Gene Therapies Inc.	10,918	222
*	Homology Medicines Inc.	23,208	218
*	T2 Biosystems Inc.	134,241	217
*	Immunic Inc.	13,600	217
*	CTI BioPharma Corp.	74,376	216
*,1	Co-Diagnostics Inc.	22,573	215
*	Forte Biosciences Inc.	6,200	212
*	Viemed Healthcare Inc.	20,899	211
*	Cabaletta Bio Inc.	18,792	209
*	Arbutus Biopharma Corp.	62,345	208
*	TFF Pharmaceuticals Inc.	15,224	207
*	Apyx Medical Corp.	21,359	206
*	XBiotech Inc.	11,679	201
*,1	Retractable Technologies Inc.	15,700	201
*	Xeris Pharmaceuticals Inc.	44,300	200
*	CorMedix Inc.	19,865	198
*	9 Meters Biopharma Inc.	169,534	198
*	Adicet Bio Inc.	14,967	196

		Shares	Market Value ($000)
*	Neoleukin Therapeutics Inc.	15,800	194
*,2	PDL BioPharma Inc.	78,003	193
*	Surface Oncology Inc.	24,474	191
*	Onconova Therapeutics Inc.	188,700	188
*	XOMA Corp.	4,561	186
*	NeuBase Therapeutics Inc.	25,226	186
*	Kindred Biosciences Inc.	37,214	185
*	Orgenesis Inc.	32,261	185
*	Enzo Biochem Inc.	53,422	184
*	Oyster Point Pharma Inc.	10,086	184
*	Surgalign Holdings Inc.	82,707	180
*	SIGA Technologies Inc.	27,490	179
*	Eiger BioPharmaceuticals Inc.	19,995	177
*	Pulse Biosciences Inc.	7,474	177
*	SOC Telemed Inc.	28,100	177
*	4D Molecular Therapeutics Inc.	4,026	175
*	Matinas BioPharma Holdings Inc.	164,758	173
*	Ovid therapeutics Inc.	43,087	173
*	Akouos Inc.	12,445	173
*	Cogent Biosciences Inc.	19,553	172
*	Gritstone Oncology Inc.	18,037	170
*	Tarsus Pharmaceuticals Inc.	5,270	170
*	908 Devices Inc.	3,458	168
*	Fulcrum Therapeutics Inc.	14,212	167
*	CASI Pharmaceuticals Inc.	69,210	166
*	GlycoMimetics Inc.	54,900	165
*	Kezar Life Sciences Inc.	27,667	165
*	Palatin Technologies Inc.	238,694	165
*	Applied Genetic Technologies Corp.	31,353	159
*	Lannett Co. Inc.	30,199	159
*,1	Ontrak Inc.	4,876	159
*	AcelRx Pharmaceuticals Inc.	92,758	158
*	C4 Therapeutics Inc.	4,252	157
*	AVEO Pharmaceuticals Inc.	21,170	155
*	Exagen Inc.	8,667	152
*	Savara Inc.	73,243	152
*	Actinium Pharmaceuticals Inc.	19,281	147
*	Calithera Biosciences Inc.	60,268	146
*	Inhibrx Inc.	7,265	146
*	PLx Pharma Inc.	16,010	145
*	Adamas Pharmaceuticals Inc.	29,800	143
*	Lineage Cell Therapeutics Inc.	60,466	142
*	Cidara Therapeutics Inc.	52,829	141
*	Harvard Bioscience Inc.	25,649	140
*	Agile Therapeutics Inc.	66,272	138
*	Chiasma Inc.	44,047	138
*	EyePoint Pharmaceuticals Inc.	13,312	135
*	Foghorn Therapeutics Inc.	10,206	135
*	UNITY Biotechnology Inc.	22,000	132
*	Voyager Therapeutics Inc.	27,907	131
*	MediciNova Inc.	25,702	130
*	ContraFect Corp.	26,913	129
*,1	Aytu BioPharma Inc.	16,990	129
*	Conformis Inc.	129,153	128
*	Exicure Inc.	57,794	126
*	Tricida Inc.	23,823	126
*	Otonomy Inc.	49,098	125
*	Strongbridge Biopharma plc	45,300	125

		Shares	Market Value ($000)
*,1	Kaleido Biosciences Inc.	15,140	123
*	Marker Therapeutics Inc.	54,947	123
*	Catalyst Biosciences Inc.	23,975	121
*,1	Evofem Biosciences Inc.	69,083	121
*	Fortress Biotech Inc.	34,017	120
*	Harrow Health Inc.	17,757	120
*	SCYNEXIS Inc.	15,090	120
*	Assembly Biosciences Inc.	25,568	118
*	Soliton Inc.	6,713	118
*	Acutus Medical Inc.	8,649	116
*	Mustang Bio Inc.	34,227	114
*	X4 Pharmaceuticals Inc.	13,208	114
*	IsoRay Inc.	100,840	110
*	Hepion Pharmaceuticals Inc.	59,700	110
*	Concert Pharmaceuticals Inc.	21,796	109
*	Corbus Pharmaceuticals Holdings Inc.	55,216	109
*	IntriCon Corp.	4,234	109
*	Aptinyx Inc. Class A	35,501	106
*	ADMA Biologics Inc.	59,671	105
*	FONAR Corp.	5,825	105
*	Oncorus Inc.	7,562	105
*	NextCure Inc.	10,414	104
*	Adamis Pharmaceuticals Corp.	109,800	103
*	Eton Pharmaceuticals Inc.	13,900	102
*	Abeona Therapeutics Inc.	53,886	101
*	Cerecor Inc.	33,242	100
*	89bio Inc.	4,164	99
*	Dyadic International Inc.	17,910	98
*	Optinose Inc.	26,480	98
*	Five Star Senior Living Inc.	15,685	96
*	Cyclerion Therapeutics Inc.	34,200	95
*	SQZ Biotechnologies Co.	6,763	93
*	Codiak Biosciences Inc.	6,119	92
*	Aprea Therapeutics Inc.	17,546	89
*	Celcuity Inc.	6,227	89
*	Axcella Health Inc.	18,254	87
*	Alignment Healthcare Inc.	3,947	87
*,1	Beyond Air Inc.	15,642	86
*	La Jolla Pharmaceutical Co.	20,200	86
*	Repro-Med Systems Inc.	24,374	86
*	scPharmaceuticals Inc.	13,000	86
*	Seer Inc. Class A	1,728	86
*	BrainStorm Cell Therapeutics Inc.	22,317	85
*	LogicBio Therapeutics Inc.	11,514	84
*	Harmony Biosciences Holdings Inc.	2,470	82
*	Minerva Neurosciences Inc.	27,569	80
*	Electromed Inc.	7,476	79
*	Larimar Therapeutics Inc.	5,300	77
*	OncoSec Medical Inc.	16,021	76
*	Zosano Pharma Corp.	60,367	75
*	Tela Bio Inc.	4,801	72
*	Aptevo Therapeutics Inc.	2,349	72
*	iRadimed Corp.	2,691	69
*	Leap Therapeutics Inc.	36,243	69
*	Lantern Pharma Inc.	3,734	68
*	Edgewise Therapeutics Inc.	2,091	68
*	Venus Concept Inc.	28,327	67
*	NantHealth Inc.	20,200	65

		Shares	Market Value ($000)
*	Design Therapeutics Inc.	2,179	65
*	Corvus Pharmaceuticals Inc.	20,935	64
*	Vincerx Pharma Inc.	3,312	64
*	Rockwell Medical Inc.	54,034	63
*	BioSig Technologies Inc.	14,502	62
*	PDS Biotechnology Corp.	13,642	62
*	IRIDEX Corp.	8,974	61
*	Anixa Biosciences Inc.	12,599	59
*	Inmune Bio Inc.	5,000	59
*	Aravive Inc.	8,819	58
*	Galectin Therapeutics Inc.	26,902	58
*	Equillium Inc.	7,975	57
*	Merrimack Pharmaceuticals Inc.	9,104	57
*	Cellectar Biosciences Inc.	35,100	57
*	Alpine Immune Sciences Inc.	5,130	54
*	Liquidia Corp.	19,729	53
*	Yumanity Therapeutics Inc.	2,922	53
*	Lipocine Inc.	34,514	52
*	LENSAR Inc.	7,146	52
*,2	Alder Biopharmaceuticals Inc. CVR Exp. 12/31/2024	57,977	51
*	Aquestive Therapeutics Inc.	9,542	50
*	Odonate Therapeutics Inc.	14,260	49
*	Checkpoint Therapeutics Inc.	15,425	48
*	Delcath Systems Inc.	3,900	48
*	Tyme Technologies Inc.	26,570	47
*	Eyenovia Inc.	8,993	46
*	Salarius Pharmaceuticals Inc.	31,300	46
*	Cyclacel Pharmaceuticals Inc.	6,337	45
*	Talis Biomedical Corp.	3,442	44
*	Champions Oncology Inc.	3,815	43
*,1,2	Tobira Therapeutics Inc. CVR Exp. 12/31/2028	9,469	43
*	Sigilon Therapeutics Inc.	1,915	43
*	Recro Pharma Inc.	15,149	42
*	Avenue Therapeutics Inc.	6,688	41
*	Synlogic Inc.	11,484	41
*,1	Organovo Holdings Inc.	4,246	41
*	Apollo Endosurgery Inc.	7,315	40
*	Genocea Biosciences Inc.	14,841	40
*	NexImmune Inc.	2,104	40
*	Viridian Therapeutics Inc.	2,405	40
*	Chembio Diagnostics Inc.	11,141	39
*	Prometheus Biosciences Inc.	2,115	39
*	Apria Inc.	1,341	37
*	Windtree Therapeutics Inc.	14,800	36
*	Catabasis Pharmaceuticals Inc.	11,749	34
*	Novan Inc.	20,925	33
*	Inozyme Pharma Inc.	1,634	32
*	Sensus Healthcare Inc.	8,033	31
*	F-star Therapeutics Inc.	2,729	30
*	Ikena Oncology Inc.	1,053	30
*	cbdMD Inc.	7,102	29
*	CHF Solutions Inc.	4,900	29
*,1	Heat Biologics Inc.	4,036	29
*	Cumberland Pharmaceuticals Inc.	9,187	28
*	Bellerophon Therapeutics Inc.	5,364	28
*	Satsuma Pharmaceuticals Inc.	4,155	25
*	DiaMedica Therapeutics Inc.	2,754	25
*	Cocrystal Pharma Inc.	17,553	24

		Shares	Market Value ($000)
*	Spruce Biosciences Inc.	1,424	24
*	PolarityTE Inc.	20,900	23
*	Alimera Sciences Inc.	2,158	21
*	Soleno Therapeutics Inc.	16,045	20
*,1	Second Sight Medical Products Inc.	2,423	20
*	Biodesix Inc.	957	19
*	Psychemedics Corp.	2,717	17
*,1	Progenity Inc.	3,399	16
*	Longboard Pharmaceuticals Inc.	962	16
*	Millendo Therapeutics Inc.	12,217	15
*	Strata Skin Sciences Inc.	8,329	14
*	Lumos Pharma Inc.	1,193	14
*	Soligenix Inc.	8,654	13
*	Helius Medical Technologies Inc.	724	13
*	Galera Therapeutics Inc.	1,409	12
*,2	Spirit MTA REIT	44,200	12
*	Outlook Therapeutics Inc.	4,964	11
*	Checkmate Pharmaceuticals Inc.	931	11
*	Aziyo Biologics Inc. Class A	769	11
*	Bioventus Inc. Class A	705	11
*	Decibel Therapeutics Inc.	1,002	11
*,1	Landos Biopharma Inc.	1,108	11
*	Graybug Vision Inc.	1,888	10
*	Viracta Therapeutics Inc.	1,134	10
*	Finch Therapeutics Group Inc.	620	10
*	Biolase Inc.	11,167	9
*	Brickell Biotech Inc.	8,068	9
*	Nephros Inc.	1,398	9
*	Metacrine Inc.	1,478	9
*	Lucira Health Inc.	708	9
*	Baudax Bio Inc.	6,059	8
*	AgeX Therapeutics Inc.	4,590	7
*	Castlight Health Inc. Class B	4,380	7
*	ElectroCore Inc.	3,624	7
*	Caladrius Biosciences Inc.	3,127	6
*	ImmuCell Corp.	596	6
*,2	OncoMed Pharmaceuticals Inc. CVR	23,234	6
*	IMARA Inc.	725	6
*	Geron Corp. Warrants Exp. 12/31/2025	39,917	6
*	Allena Pharmaceuticals Inc.	2,783	4
*	Cohbar Inc.	2,678	4
*	Lyra Therapeutics Inc.	360	4
*,2	Aduro Biotech Inc. CVR	6,844	4
*,1,2	Oncternal Therapeutics Inc. CVR	2,749	3
*	Evoke Pharma Inc.	920	2
*	MTBC Inc.	237	2
*	Opiant Pharmaceuticals Inc.	206	2
*	Inotiv Inc.	94	2
*	AzurRx BioPharma Inc.	680	1
*	Celsion Corp.	422	1
*,2	Elanco Animal Health Inc. CVR	37,378	1
*,2	Ocera Therapeutics Inc. CVR	3,700	1
*	Miragen Therapeutics Inc. CVR	36,076	1
*	Sensei Biotherapeutics Inc.	90	1
*	Aileron Therapeutics Inc.	250	—
*,2	Ambit Biosciences Corp. CVR	1,900	—
*	Citius Pharmaceuticals Inc.	87	—
*,2	OncoMed Pharmaceuticals Inc. CVR	23,234	—

		Shares	Market Value ($000)
*,2	Omthera Pharmaceuticals Inc. CVR	9,400	—
*	SELLAS Life Sciences Group Inc.	21	—
*,2	Biosante Pharmaceutical Inc. CVR	14,250	—
*,2	NuPathe Inc.	6,287	—
*	Ekso Bionics Holdings Inc.	67	—
*,2	Lantheus Holdings Inc. CVR	82,198	—
*	RA Medical Systems Inc.	7	—
*,2	F-star Therapeutics Inc. CVR	2,730	—
			4,322,830
Industrials (8.7%)
	Visa Inc. Class A	1,368,760	289,808
	Mastercard Inc. Class A	715,419	254,725
*	PayPal Holdings Inc.	946,197	229,774
	Accenture plc Class A	533,273	147,317
	Honeywell International Inc.	558,877	121,315
*	Boeing Co.	470,711	119,900
	Union Pacific Corp.	540,632	119,161
	Caterpillar Inc.	440,910	102,234
	United Parcel Service Inc. Class B	581,162	98,792
	Raytheon Technologies Corp.	1,224,839	94,643
	General Electric Co.	7,097,934	93,196
	3M Co.	468,075	90,189
	Deere & Co.	228,769	85,592
*	Square Inc. Class A	315,215	71,570
	Lockheed Martin Corp.	192,000	70,944
	Fidelity National Information Services Inc.	500,017	70,307
	American Express Co.	486,221	68,771
	Automatic Data Processing Inc.	328,767	61,963
	CSX Corp.	614,652	59,265
*	Fiserv Inc.	459,546	54,704
	Norfolk Southern Corp.	203,525	54,651
	FedEx Corp.	192,390	54,646
	Illinois Tool Works Inc.	229,447	50,827
	Global Payments Inc.	237,713	47,918
	Sherwin-Williams Co.	64,842	47,854
	Capital One Financial Corp.	369,500	47,011
	Eaton Corp. plc	320,787	44,358
	Emerson Electric Co.	483,474	43,619
	Northrop Grumman Corp.	121,600	39,355
	General Dynamics Corp.	196,930	35,755
	L3Harris Technologies Inc.	170,853	34,628
	Johnson Controls International plc	577,559	34,463
	DuPont de Nemours Inc.	432,520	33,425
	Parker-Hannifin Corp.	104,410	32,934
	Trane Technologies plc	190,814	31,591
	Cummins Inc.	118,471	30,697
	Carrier Global Corp.	705,977	29,806
	PPG Industries Inc.	190,852	28,677
	IHS Markit Ltd.	286,443	27,722
	PACCAR Inc.	280,776	26,090
	Stanley Black & Decker Inc.	129,175	25,792
	Paychex Inc.	262,060	25,687
	Rockwell Automation Inc.	93,481	24,814
*	TransDigm Group Inc.	42,145	24,778
	Cintas Corp.	72,453	24,729
	Otis Worldwide Corp.	351,259	24,044
	AMETEK Inc.	184,948	23,623
	Verisk Analytics Inc. Class A	131,947	23,314

		Shares	Market Value ($000)
	Ball Corp.	265,493	22,498
*	Keysight Technologies Inc.	151,440	21,717
*	Mettler-Toledo International Inc.	18,788	21,713
*	Zebra Technologies Corp. Class A	42,839	20,785
	Old Dominion Freight Line Inc.	85,297	20,506
*	United Rentals Inc.	58,900	19,396
	Kansas City Southern	73,432	19,380
	Synchrony Financial	452,976	18,418
	Fortive Corp.	258,582	18,266
*	FleetCor Technologies Inc.	67,341	18,090
	Vulcan Materials Co.	107,010	18,058
	Equifax Inc.	98,488	17,839
*	Generac Holdings Inc.	51,469	16,854
	Martin Marietta Materials Inc.	50,145	16,840
*	Trimble Inc.	203,715	15,847
	Dover Corp.	115,025	15,773
	Xylem Inc.	146,988	15,460
*	Ingersoll Rand Inc.	302,614	14,892
	Expeditors International of Washington Inc.	136,143	14,661
*	Waters Corp.	50,278	14,288
	WW Grainger Inc.	34,730	13,924
	TransUnion	153,311	13,798
	Jacobs Engineering Group Inc.	104,852	13,554
	IDEX Corp.	61,090	12,787
*	Teledyne Technologies Inc.	30,100	12,451
	Masco Corp.	205,100	12,286
	JB Hunt Transport Services Inc.	68,790	11,562
	Westinghouse Air Brake Technologies Corp.	143,682	11,374
	Cognex Corp.	135,420	11,239
	Westrock Co.	210,290	10,946
*	Fair Isaac Corp.	22,130	10,756
	Fortune Brands Home & Security Inc.	112,027	10,734
	Crown Holdings Inc.	108,959	10,573
	CH Robinson Worldwide Inc.	107,783	10,286
	Packaging Corp. of America	75,916	10,209
*	Howmet Aerospace Inc.	315,760	10,145
	Snap-on Inc.	43,765	10,098
	Quanta Services Inc.	113,867	10,018
	Textron Inc.	178,282	9,998
	Graco Inc.	134,429	9,628
	RPM International Inc.	103,654	9,521
	Jack Henry & Associates Inc.	61,610	9,347
	Allegion plc	72,777	9,142
	Booz Allen Hamilton Holding Corp. Class A	111,405	8,971
	Toro Co.	86,300	8,901
*	Mohawk Industries Inc.	45,440	8,739
*	Bill.com Holdings Inc.	60,055	8,738
*	Trex Co. Inc.	94,184	8,622
	Lennox International Inc.	27,137	8,456
	Nordson Corp.	42,412	8,426
	Pentair plc	133,929	8,346
	MKS Instruments Inc.	44,838	8,314
	Western Union Co.	334,945	8,260
	Hubbell Inc. Class B	43,812	8,188
*	XPO Logistics Inc.	65,971	8,134
	HEICO Corp. Class A	71,273	8,097
*	Builders FirstSource Inc.	164,999	7,651
*	AECOM	118,710	7,611

		Shares	Market Value ($000)
	A O Smith Corp.	111,681	7,551
*	Middleby Corp.	44,975	7,455
*	WEX Inc.	35,437	7,414
*	Axon Enterprise Inc.	51,656	7,357
	AptarGroup Inc.	51,461	7,290
*	Sensata Technologies Holding plc	125,473	7,271
	Owens Corning	78,106	7,193
	Carlisle Cos. Inc.	43,558	7,169
	Watsco Inc.	26,811	6,991
	AGCO Corp.	48,340	6,944
	Robert Half International Inc.	87,593	6,838
*	Berry Global Group Inc.	107,781	6,618
	Oshkosh Corp.	55,189	6,549
	Genpact Ltd.	151,980	6,508
	ITT Inc.	69,584	6,326
	Huntington Ingalls Industries Inc.	30,281	6,233
	FLIR Systems Inc.	108,204	6,110
	Brunswick Corp.	62,445	5,955
	Lincoln Electric Holdings Inc.	48,073	5,910
	Tetra Tech Inc.	43,525	5,907
	Knight-Swift Transportation Holdings Inc. Class A	122,352	5,884
	Donaldson Co. Inc.	100,916	5,869
	Woodward Inc.	48,654	5,869
	Sealed Air Corp.	126,828	5,811
*	TopBuild Corp.	27,065	5,668
*	Paylocity Holding Corp.	31,318	5,632
*	Euronet Worldwide Inc.	40,581	5,612
	Littelfuse Inc.	20,248	5,354
	BWX Technologies Inc.	79,086	5,215
*	Coherent Inc.	20,413	5,162
	Sonoco Products Co.	81,093	5,133
	Landstar System Inc.	30,914	5,103
*	Axalta Coating Systems Ltd.	172,350	5,098
	MDU Resources Group Inc.	159,676	5,047
*	Saia Inc.	21,467	4,950
	EMCOR Group Inc.	43,593	4,889
	Louisiana-Pacific Corp.	87,275	4,840
	Acuity Brands Inc.	29,009	4,786
	CoreLogic Inc.	59,598	4,723
	Regal Beloit Corp.	32,490	4,636
	MSA Safety Inc.	29,975	4,497
	Eagle Materials Inc.	33,221	4,465
	Rexnord Corp.	94,183	4,435
	MAXIMUS Inc.	49,778	4,432
	Advanced Drainage Systems Inc.	41,985	4,341
	KBR Inc.	112,946	4,336
	Alliance Data Systems Corp.	38,085	4,269
	Air Lease Corp. Class A	86,032	4,216
*	Chart Industries Inc.	29,337	4,176
*	MasTec Inc.	44,542	4,174
*	Vontier Corp.	137,824	4,172
	Spirit AeroSystems Holdings Inc. Class A	85,093	4,140
	ManpowerGroup Inc.	41,715	4,126
*	FTI Consulting Inc.	29,291	4,104
	Exponent Inc.	41,973	4,090
*	WillScot Mobile Mini Holdings Corp.	146,824	4,074
	Valmont Industries Inc.	17,069	4,057
*	Colfax Corp.	91,651	4,015

		Shares	Market Value ($000)
*	ASGN Inc.	41,281	3,940
	Graphic Packaging Holding Co.	216,174	3,926
	nVent Electric plc	140,460	3,920
	Curtiss-Wright Corp.	32,607	3,867
	Allison Transmission Holdings Inc.	92,826	3,790
	Flowserve Corp.	97,252	3,774
	Simpson Manufacturing Co. Inc.	36,191	3,754
	Crane Co.	39,614	3,720
	Armstrong World Industries Inc.	40,350	3,635
*	WESCO International Inc.	40,933	3,542
*	Marathon Digital Holdings Inc.	73,100	3,510
	John Bean Technologies Corp.	25,319	3,376
	Ryder System Inc.	44,179	3,342
*	ACI Worldwide Inc.	87,710	3,337
	MSC Industrial Direct Co. Inc. Class A	36,907	3,329
*	Resideo Technologies Inc.	116,412	3,289
*	Mercury Systems Inc.	45,971	3,248
	EnerSys	35,608	3,233
*	Itron Inc.	36,164	3,206
*	AZEK Co. Inc. Class A	75,971	3,195
	Triton International Ltd.	57,656	3,171
*,1	Virgin Galactic Holdings Inc.	102,322	3,134
	Brink's Co.	39,245	3,109
	Altra Industrial Motion Corp.	53,493	2,959
	HEICO Corp.	23,459	2,951
*	AMN Healthcare Services Inc.	39,218	2,890
*	Kirby Corp.	47,914	2,888
	Applied Industrial Technologies Inc.	31,488	2,871
*	Kratos Defense & Security Solutions Inc.	103,824	2,832
	Korn Ferry	44,988	2,806
*	Bloom Energy Corp. Class A	102,629	2,776
*	Atkore Inc.	38,492	2,768
	ABM Industries Inc.	53,734	2,741
	UniFirst Corp.	12,218	2,733
	Silgan Holdings Inc.	64,739	2,721
	GATX Corp.	29,145	2,703
	Kennametal Inc.	67,081	2,681
	Hillenbrand Inc.	56,149	2,679
*	Proto Labs Inc.	21,863	2,662
*	Summit Materials Inc. Class A	92,508	2,592
	Watts Water Technologies Inc. Class A	21,803	2,590
	Terex Corp.	55,942	2,577
	HB Fuller Co.	40,865	2,571
	Franklin Electric Co. Inc.	32,145	2,538
*	TriNet Group Inc.	32,003	2,495
	AAON Inc.	35,020	2,452
	Aerojet Rocketdyne Holdings Inc.	52,027	2,443
*	Shift4 Payments Inc. Class A	29,780	2,442
	Insperity Inc.	29,132	2,440
*	Fluor Corp.	105,142	2,428
*	Beacon Roofing Supply Inc.	46,247	2,420
*	ExlService Holdings Inc.	26,724	2,409
*	Masonite International Corp.	20,808	2,398
*	Gibraltar Industries Inc.	25,334	2,318
	ESCO Technologies Inc.	21,233	2,312
	SPX FLOW Inc.	36,118	2,287
*,3	API Group Corp.	109,824	2,271
	Werner Enterprises Inc.	47,783	2,254

		Shares	Market Value ($000)
	Installed Building Products Inc.	20,005	2,218
*	Dycom Industries Inc.	23,804	2,210
	EVERTEC Inc.	59,287	2,207
	Badger Meter Inc.	23,530	2,190
*	Allegheny Technologies Inc.	101,487	2,137
*	Herc Holdings Inc.	21,004	2,128
	Brady Corp. Class A	39,759	2,125
*	AeroVironment Inc.	18,273	2,121
*,1	Danimer Scientific Inc.	56,100	2,118
	Trinity Industries Inc.	73,508	2,094
	Maxar Technologies Inc.	55,378	2,094
*	SPX Corp.	35,607	2,075
	Comfort Systems USA Inc.	27,730	2,073
	Albany International Corp. Class A	24,397	2,036
	ManTech International Corp. Class A	23,351	2,030
	Matson Inc.	30,159	2,012
*	Pluralsight Inc. Class A	89,407	1,997
	Cubic Corp.	26,739	1,994
*,1	Nikola Corp.	142,300	1,977
	Moog Inc. Class A	23,750	1,975
	Forward Air Corp.	21,914	1,946
*	Green Dot Corp. Class A	42,199	1,932
	Barnes Group Inc.	38,984	1,931
	Mueller Water Products Inc. Class A	136,309	1,893
	Macquarie Infrastructure Corp.	59,310	1,887
	Kadant Inc.	10,198	1,887
*	O-I Glass Inc.	127,502	1,879
*	Welbilt Inc.	113,684	1,847
*	Hub Group Inc. Class A	27,417	1,845
	Federal Signal Corp.	46,796	1,792
*	Meritor Inc.	60,024	1,766
	Helios Technologies Inc.	24,221	1,765
*	CryoPort Inc.	33,788	1,757
*	JELD-WEN Holding Inc.	61,089	1,692
*	Navistar International Corp.	38,424	1,692
	Otter Tail Corp.	35,769	1,651
	CSW Industrials Inc.	12,202	1,647
	Belden Inc.	36,682	1,628
	McGrath RentCorp	19,879	1,603
*,1	Desktop Metal Inc. Class A	106,300	1,584
	TTEC Holdings Inc.	15,547	1,562
*	Sykes Enterprises Inc.	34,612	1,526
	Astec Industries Inc.	20,078	1,514
	Granite Construction Inc.	37,297	1,501
	Alamo Group Inc.	9,579	1,496
	Patrick Industries Inc.	17,336	1,474
	EnPro Industries Inc.	17,205	1,467
	Lindsay Corp.	8,794	1,465
	Greif Inc. Class A	25,426	1,449
*	GMS Inc.	34,624	1,446
*	Vicor Corp.	16,932	1,440
*	Verra Mobility Corp. Class A	104,577	1,415
*	Affirm Holdings Inc. Class A	19,910	1,408
*	CBIZ Inc.	43,020	1,405
*	American Woodmark Corp.	14,041	1,384
*	Air Transport Services Group Inc.	46,816	1,370
	Greenbrier Cos. Inc.	28,992	1,369
*	Atlas Air Worldwide Holdings Inc.	22,608	1,366

		Shares	Market Value ($000)
*	OSI Systems Inc.	14,171	1,362
	Primoris Services Corp.	41,117	1,362
*	Repay Holdings Corp. Class A	57,838	1,358
*	Cimpress plc	13,544	1,356
	Deluxe Corp.	32,129	1,348
	ICF International Inc.	15,290	1,336
	Enerpac Tool Group Corp. Class A	50,940	1,331
	ArcBest Corp.	18,411	1,296
*	AAR Corp.	30,466	1,269
*	PGT Innovations Inc.	49,708	1,255
*,1	Workhorse Group Inc.	89,333	1,230
*	FARO Technologies Inc.	14,129	1,223
	Tennant Co.	15,277	1,220
	Schneider National Inc. Class B	48,452	1,210
	Raven Industries Inc.	31,394	1,203
	Kaman Corp.	23,276	1,194
	AZZ Inc.	23,059	1,161
	Griffon Corp.	42,387	1,152
*	Ferro Corp.	68,206	1,150
*	TriMas Corp.	36,833	1,117
*	Cardtronics plc Class A	28,364	1,101
	ADT Inc.	127,467	1,076
	Shyft Group Inc.	28,838	1,073
*	Evo Payments Inc. Class A	38,485	1,059
*	US Concrete Inc.	13,840	1,015
	Encore Wire Corp.	15,065	1,011
	Mesa Laboratories Inc.	4,118	1,003
*	NV5 Global Inc.	10,289	994
	H&E Equipment Services Inc.	25,264	960
*	MYR Group Inc.	13,343	956
*	Advantage Solutions Inc.	79,900	944
*	Conduent Inc.	140,416	935
*	BTRS Holdings Inc.	64,000	926
	Columbus McKinnon Corp.	17,222	909
*	Huron Consulting Group Inc.	17,876	901
	Standex International Corp.	9,089	869
*	MTS Systems Corp.	14,898	867
	Wabash National Corp.	46,065	866
*	Great Lakes Dredge & Dock Corp.	57,392	837
*	Cornerstone Building Brands Inc.	59,053	829
	Heartland Express Inc.	41,821	819
	Quanex Building Products Corp.	31,234	819
*,1	Hyliion Holdings Corp.	76,566	817
*	Construction Partners Inc. Class A	27,142	811
	Kforce Inc.	14,009	751
	Apogee Enterprises Inc.	18,339	750
	Argan Inc.	13,942	744
*,1	Velodyne Lidar Inc.	64,823	739
*	SP Plus Corp.	22,015	722
	Marten Transport Ltd.	42,381	719
*	SEACOR Holdings Inc.	17,439	711
*	Kelly Services Inc. Class A	30,890	688
	Chase Corp.	5,851	681
*	Donnelley Financial Solutions Inc.	23,600	657
*	Manitowoc Co. Inc.	31,178	643
*	Triumph Group Inc.	34,800	640
*	Hayward Holdings Inc.	37,293	630
	Hyster-Yale Materials Handling Inc.	7,125	621

		Shares	Market Value ($000)
*	Paya Holdings Inc. Class A	56,700	621
	Gorman-Rupp Co.	18,581	615
*	Modine Manufacturing Co.	39,900	589
*	CIRCOR International Inc.	16,867	587
*	Energy Recovery Inc.	31,900	585
*	Tutor Perini Corp.	30,540	579
	CAI International Inc.	12,639	575
	Myers Industries Inc.	29,048	574
*	Forterra Inc.	24,652	573
*	Ranpak Holdings Corp. Class A	28,400	570
*	Montrose Environmental Group Inc.	11,320	568
*	Echo Global Logistics Inc.	17,977	565
*	TrueBlue Inc.	25,332	558
	Heidrick & Struggles International Inc.	15,472	553
*	USA Technologies Inc.	47,000	551
*	Aegion Corp. Class A	18,989	546
*	Ducommun Inc.	8,885	533
*	Veritiv Corp.	12,500	532
*	Vectrus Inc.	9,894	529
	Douglas Dynamics Inc.	11,440	528
*	Sterling Construction Co. Inc.	22,643	525
*	BrightView Holdings Inc.	30,953	522
	Miller Industries Inc.	11,281	521
	National Presto Industries Inc.	5,050	515
	Insteel Industries Inc.	16,294	503
*	Babcock & Wilcox Enterprises Inc.	52,446	497
*	Yellow Corp.	56,100	493
	Ennis Inc.	22,944	490
*	Vivint Smart Home Inc.	33,997	487
*	Willdan Group Inc.	11,769	483
	CRA International Inc.	6,430	480
	International Seaways Inc.	24,695	479
*	DXP Enterprises Inc.	15,764	476
*	Rekor Systems Inc.	23,522	470
*	Thermon Group Holdings Inc.	22,609	441
*	Titan International Inc.	47,500	441
*	Titan Machinery Inc.	17,060	435
	Cass Information Systems Inc.	9,079	420
*	PAE Inc.	46,600	420
	Barrett Business Services Inc.	6,077	418
	Allied Motion Technologies Inc.	7,963	409
*,1	ExOne Co.	12,787	401
*	Forrester Research Inc.	9,338	397
	Kronos Worldwide Inc.	25,377	388
*	Lydall Inc.	11,506	388
*	Napco Security Technologies Inc.	11,097	387
*	Cross Country Healthcare Inc.	30,721	384
*	GreenSky Inc. Class A	61,300	379
	Resources Connection Inc.	27,891	378
*	International Money Express Inc.	23,900	359
*	Astronics Corp.	19,792	357
	Pactiv Evergreen Inc.	25,797	354
*	Vishay Precision Group Inc.	9,889	305
*	Atlanticus Holdings Corp.	10,000	303
*	IES Holdings Inc.	5,998	302
*,1	Eos Energy Enterprises Inc.	15,100	298
*	Aspen Aerogels Inc.	14,402	293
*	Team Inc.	24,450	282

		Shares	Market Value ($000)
*	Gates Industrial Corp. plc	17,555	281
	REV Group Inc.	14,684	281
*	Eagle Bulk Shipping Inc.	7,784	281
	VSE Corp.	7,076	280
*	Blue Bird Corp.	11,011	276
	LSI Industries Inc.	32,279	275
*	US Xpress Enterprises Inc. Class A	22,566	265
*	Commercial Vehicle Group Inc.	26,700	258
*	Acacia Research Corp.	38,613	257
	Park Aerospace Corp.	19,093	252
	Powell Industries Inc.	7,254	246
*	Transcat Inc.	4,840	238
*	Franklin Covey Co.	8,348	236
*	Luna Innovations Inc.	22,193	234
*	Orion Group Holdings Inc.	38,600	234
*	Radiant Logistics Inc.	33,408	232
*	Horizon Global Corp.	22,200	229
*,1	AgEagle Aerial Systems Inc.	36,500	229
*	Infrastructure & Energy Alternatives Inc.	14,000	228
*	BlueLinx Holdings Inc.	5,692	223
	Park-Ohio Holdings Corp.	7,030	221
*	Daseke Inc.	25,698	218
*	Overseas Shipholding Group Inc. Class A	103,800	214
*	ShotSpotter Inc.	6,113	214
*	CECO Environmental Corp.	26,869	213
*	GP Strategies Corp.	11,933	208
*	DHI Group Inc.	60,119	201
*	Iteris Inc.	30,071	186
*	I3 Verticals Inc. Class A	5,954	185
	Hurco Cos. Inc.	5,051	178
	United States Lime & Minerals Inc.	1,281	171
*	HC2 Holdings Inc.	41,047	162
	Universal Logistics Holdings Inc.	5,573	147
*	Concrete Pumping Holdings Inc.	19,696	146
*	Lawson Products Inc.	2,806	146
*	Information Services Group Inc.	29,685	131
*	USA Truck Inc.	6,111	117
*	L B Foster Co. Class A	6,452	116
*	Manitex International Inc.	14,516	115
*	EVI Industries Inc.	3,846	111
*	Paysign Inc.	25,347	111
*	PAM Transportation Services Inc.	1,626	100
*	Select Interior Concepts Inc. Class A	13,592	98
*	Orion Energy Systems Inc.	13,570	94
*	LightPath Technologies Inc. Class A	30,132	93
*	Armstrong Flooring Inc.	18,628	91
	Graham Corp.	6,141	87
*	Core Molding Technologies Inc.	7,270	85
*	Broadwind Inc.	12,171	80
*,1	Alpha Pro Tech Ltd.	7,935	77
*,1	Polar Power Inc.	5,100	71
*	Gencor Industries Inc.	5,230	70
*	Limbach Holdings Inc.	6,506	69
*	General Finance Corp.	5,355	65
*	Covenant Logistics Group Inc. Class A	3,030	62
*	Hudson Technologies Inc.	38,729	62
	Preformed Line Products Co.	865	59
*	Ultralife Corp.	6,533	54

		Shares	Market Value ($000)
*	Willis Lease Finance Corp.	1,168	51
*	ENGlobal Corp.	8,787	40
*	Diversey Holdings Ltd.	2,739	40
*	Usio Inc.	5,651	36
*	ClearSign Technologies Corp.	5,732	33
*	Mayville Engineering Co. Inc.	1,894	27
*	Frequency Electronics Inc.	2,246	25
*	Air Industries Group	16,125	24
*	Odyssey Marine Exploration Inc.	3,525	24
*	RF Industries Ltd.	3,910	24
*	PFSweb Inc.	3,353	23
*	ALJ Regional Holdings Inc.	15,022	22
*	Houston Wire & Cable Co.	3,866	20
*	Applied DNA Sciences Inc.	2,700	19
*	Coda Octopus Group Inc.	2,088	18
*	ServiceSource International Inc.	9,500	14
*	Air T Inc.	532	13
*	Lightbridge Corp.	2,095	13
*	Huttig Building Products Inc.	3,194	12
*	StarTek Inc.	1,506	12
*	Volt Information Sciences Inc.	3,158	12
*	Ballantyne Strong Inc.	2,465	6
*	Energous Corp.	1,135	5
	Innovative Solutions & Support Inc.	784	5
*	Wireless Telecom Group Inc.	2,760	5
*	CPI Aerostructures Inc.	114	1
*	Air T Funding Warrants Exp. 08/30/2021	1,476	—
*	Digital Ally Inc.	144	—
*	Sypris Solutions Inc.	92	—
*,2	Patriot National Inc.	7,513	—
			4,704,639
Other (0.1%)[4]
[5]	Vanguard Total Bond Market ETF	375,384	31,803
*,2	Proteostasis Therapeutics Inc. CVR	58,455	6
*,2	First Eagle Private Credit LLC CVR	22,870	2
*,2	Contra A/S CVR	26,018	2
*,2	Contra Costa County Board of Education CVR	30	—
*	Controp USA Inc. Rights Exp. 04/08/2021	9,097	—
			31,813
Real Estate (2.1%)
	American Tower Corp.	358,998	85,822
	Prologis Inc.	595,823	63,157
	Crown Castle International Corp.	348,023	59,905
	Equinix Inc.	72,270	49,114
	Digital Realty Trust Inc.	226,991	31,969
	Simon Property Group Inc.	265,512	30,207
	Public Storage	120,718	29,788
*	CoStar Group Inc.	31,882	26,204
	SBA Communications Corp. Class A	88,275	24,501
	Welltower Inc.	337,291	24,160
	Equity Residential	303,332	21,728
	Weyerhaeuser Co.	601,764	21,423
	AvalonBay Communities Inc.	113,473	20,937
*	CBRE Group Inc. Class A	256,522	20,294
	Realty Income Corp.	298,612	18,962
	Alexandria Real Estate Equities Inc.	109,862	18,050
	Ventas Inc.	302,570	16,139

		Shares	Market Value ($000)
	Invitation Homes Inc.	451,966	14,458
	Essex Property Trust Inc.	52,456	14,260
	Extra Space Storage Inc.	105,123	13,934
	Healthpeak Properties Inc.	431,675	13,701
	Sun Communities Inc.	89,649	13,451
	Mid-America Apartment Communities Inc.	92,359	13,333
*	Zillow Group Inc. Class C	101,517	13,161
	Duke Realty Corp.	298,669	12,523
	VICI Properties Inc.	436,642	12,331
	Boston Properties Inc.	114,096	11,553
	UDR Inc.	239,503	10,505
	Medical Properties Trust Inc.	463,171	9,856
	WP Carey Inc.	138,300	9,786
*	Host Hotels & Resorts Inc.	570,110	9,606
	Iron Mountain Inc.	235,736	8,725
	Camden Property Trust	78,343	8,611
	Equity LifeStyle Properties Inc.	130,337	8,295
*	Zillow Group Inc. Class A	60,085	7,894
	Regency Centers Corp.	138,364	7,847
	Americold Realty Trust	201,623	7,756
	Gaming & Leisure Properties Inc.	177,987	7,552
*	Jones Lang LaSalle Inc.	41,089	7,357
	American Homes 4 Rent Class A	214,782	7,161
	VEREIT Inc.	180,014	6,952
	Omega Healthcare Investors Inc.	185,513	6,795
	Vornado Realty Trust	149,298	6,777
	CyrusOne Inc.	97,534	6,605
	Lamar Advertising Co. Class A	69,297	6,508
	STORE Capital Corp.	194,100	6,502
	Federal Realty Investment Trust	62,546	6,345
*	RealPage Inc.	71,964	6,275
	Kilroy Realty Corp.	95,333	6,257
	Kimco Realty Corp.	332,179	6,228
	National Retail Properties Inc.	140,798	6,205
	CubeSmart	159,397	6,030
*	Redfin Corp.	79,998	5,327
	Rexford Industrial Realty Inc.	105,099	5,297
	Apartment Income REIT Corp.	118,943	5,086
	Life Storage Inc.	58,722	5,047
	Healthcare Trust of America Inc. Class A	177,088	4,884
	Brixmor Property Group Inc.	240,800	4,871
	American Campus Communities Inc.	110,678	4,778
	First Industrial Realty Trust Inc.	103,206	4,726
	EastGroup Properties Inc.	32,467	4,652
	STAG Industrial Inc.	129,862	4,365
	Douglas Emmett Inc.	138,107	4,337
	Cousins Properties Inc.	122,572	4,333
	CoreSite Realty Corp.	35,340	4,236
*	Park Hotels & Resorts Inc.	190,485	4,111
	SL Green Realty Corp.	57,143	3,999
	Spirit Realty Capital Inc.	89,721	3,813
	Rayonier Inc.	113,601	3,664
	Highwoods Properties Inc.	83,910	3,603
	Innovative Industrial Properties Inc.	19,745	3,557
	Healthcare Realty Trust Inc.	110,361	3,346
	Hudson Pacific Properties Inc.	123,118	3,340
	Agree Realty Corp.	48,610	3,272
	Terreno Realty Corp.	56,577	3,268

		Shares	Market Value ($000)
	Hannon Armstrong Sustainable Infrastructure Capital Inc.	57,647	3,234
	QTS Realty Trust Inc. Class A	51,538	3,197
	JBG SMITH Properties	100,265	3,187
*	Ryman Hospitality Properties Inc.	41,025	3,180
	Physicians Realty Trust	174,900	3,091
*	Howard Hughes Corp.	32,476	3,089
	Sabra Health Care REIT Inc.	166,337	2,888
	EPR Properties	61,133	2,848
	Weingarten Realty Investors	104,434	2,810
	PotlatchDeltic Corp.	51,682	2,735
	Pebblebrook Hotel Trust	110,800	2,691
	PS Business Parks Inc.	17,320	2,677
*	Outfront Media Inc.	120,261	2,625
*	Colony Capital Inc.	400,630	2,596
	Equity Commonwealth	93,391	2,596
	Lexington Realty Trust	228,752	2,541
	Apple Hospitality REIT Inc.	168,683	2,458
	Corporate Office Properties Trust	92,448	2,434
	National Health Investors Inc.	33,528	2,423
*	eXp World Holdings Inc.	52,290	2,382
*	Sunstone Hotel Investors Inc.	177,804	2,215
	Uniti Group Inc.	192,835	2,127
	RLJ Lodging Trust	131,556	2,037
	Kennedy-Wilson Holdings Inc.	100,111	2,023
	Essential Properties Realty Trust Inc.	85,180	1,945
	National Storage Affiliates Trust	47,403	1,893
*	Xenia Hotels & Resorts Inc.	96,530	1,882
	CareTrust REIT Inc.	79,600	1,854
	Retail Properties of America Inc. Class A	176,531	1,850
	SITE Centers Corp.	135,915	1,843
	Piedmont Office Realty Trust Inc. Class A	100,960	1,754
	Four Corners Property Trust Inc.	63,265	1,734
	Brandywine Realty Trust	133,714	1,726
	Service Properties Trust	139,831	1,658
*	DiamondRock Hospitality Co.	156,295	1,610
	Urban Edge Properties	97,419	1,609
	Washington REIT	71,367	1,577
*	Cushman & Wakefield plc	95,799	1,563
	Empire State Realty Trust Inc. Class A	138,200	1,538
	Columbia Property Trust Inc.	86,686	1,482
	Paramount Group Inc.	143,145	1,450
	Retail Opportunity Investments Corp.	85,930	1,364
[1]	Macerich Co.	114,827	1,344
	Monmouth Real Estate Investment Corp.	75,726	1,340
	Industrial Logistics Properties Trust	57,267	1,325
	Easterly Government Properties Inc.	63,662	1,320
*	Realogy Holdings Corp.	87,100	1,318
	American Assets Trust Inc.	40,197	1,304
	LTC Properties Inc.	31,068	1,296
	Global Net Lease Inc.	70,884	1,280
	Acadia Realty Trust	66,507	1,262
	Kite Realty Group Trust	64,345	1,241
	Independence Realty Trust Inc.	77,465	1,178
	Newmark Group Inc. Class A	117,490	1,176
	Office Properties Income Trust	40,326	1,110
[1]	Tanger Factory Outlet Centers Inc.	72,392	1,095
	St. Joe Co.	25,476	1,093
*	Summit Hotel Properties Inc.	97,548	991

		Shares	Market Value ($000)
	American Finance Trust Inc. Class A	99,800	980
	Safehold Inc.	13,795	967
	Getty Realty Corp.	32,126	910
	Mack-Cali Realty Corp.	57,742	894
	Alexander & Baldwin Inc.	53,230	894
*	CoreCivic Inc.	97,038	878
	Diversified Healthcare Trust	181,625	868
	RPT Realty	70,559	805
	GEO Group Inc.	99,055	769
	Community Healthcare Trust Inc.	16,547	763
	Apartment Investment & Management Co. Class A	122,354	751
	Centerspace	10,641	724
	NexPoint Residential Trust Inc.	15,303	705
*	Rafael Holdings Inc. Class B	16,568	661
	Armada Hoffler Properties Inc.	52,430	658
*	Marcus & Millichap Inc.	18,757	632
	Universal Health Realty Income Trust	9,107	617
	RE/MAX Holdings Inc. Class A	15,637	616
	Global Medical REIT Inc.	46,224	606
	UMH Properties Inc.	30,027	576
	Gladstone Commercial Corp.	28,553	559
	Colony Credit Real Estate Inc.	63,970	545
	Broadstone Net Lease Inc. Class A	29,745	544
	Franklin Street Properties Corp.	98,415	536
	Saul Centers Inc.	13,262	532
*	Chatham Lodging Trust	38,700	509
*	Seritage Growth Properties Class A	25,654	471
	Brookfield Property REIT Inc. Class A	25,187	452
	Alexander's Inc.	1,565	434
*	Hersha Hospitality Trust Class A	40,700	429
	RMR Group Inc. Class A	10,425	425
	CatchMark Timber Trust Inc. Class A	41,677	424
*	CorePoint Lodging Inc.	46,100	416
	Ares Commercial Real Estate Corp.	29,700	408
	Urstadt Biddle Properties Inc. Class A	23,329	388
*	Tejon Ranch Co.	22,743	381
	Preferred Apartment Communities Inc. Class A	38,542	380
	NETSTREIT Corp.	19,348	358
	Whitestone REIT	35,347	343
*	Forestar Group Inc.	14,329	334
	Plymouth Industrial REIT Inc.	18,051	304
	New Senior Investment Group Inc.	48,301	301
	Retail Value Inc.	16,100	301
	One Liberty Properties Inc.	13,037	290
	Gladstone Land Corp.	15,740	288
	CTO Realty Growth Inc.	5,259	274
*	Braemar Hotels & Resorts Inc.	41,700	253
*	FRP Holdings Inc.	5,128	252
	City Office REIT Inc.	23,669	251
	Farmland Partners Inc.	21,975	246
	Bluerock Residential Growth REIT Inc. Class A	20,718	210
	CIM Commercial Trust Corp.	16,234	209
*	Vidler Water Resouces Inc.	22,524	201
*	Ashford Hospitality Trust Inc.	62,063	183
	Postal Realty Trust Inc. Class A	9,203	158
	Indus Realty Trust Inc.	2,416	145
*	Stratus Properties Inc.	3,856	118
	Clipper Realty Inc.	14,042	111

		Shares	Market Value ($000)
	CorEnergy Infrastructure Trust Inc.	11,831	84
	BRT Apartments Corp.	4,134	70
	Global Self Storage Inc.	10,820	52
*	Sotherly Hotels Inc.	10,121	35
	Urstadt Biddle Properties Inc.	2,208	30
*	Altisource Portfolio Solutions SA	2,562	24
*	Harbor Custom Development Inc.	6,890	22
*	Maui Land & Pineapple Co. Inc.	1,478	17
*,1	Washington Prime Group Inc.	6,169	14
*	Condor Hospitality Trust Inc.	51	—
			1,124,081
Technology (15.5%)
	Apple Inc.	12,204,540	1,490,785
	Microsoft Corp.	6,090,783	1,436,024
*	Facebook Inc. Class A	1,942,728	572,192
*	Alphabet Inc. Class A	241,854	498,829
*	Alphabet Inc. Class C	225,804	467,105
	NVIDIA Corp.	474,873	253,549
	Intel Corp.	3,281,606	210,023
*	Adobe Inc.	385,881	183,436
	Broadcom Inc.	329,570	152,808
*	salesforce.com Inc.	703,729	149,099
	Texas Instruments Inc.	741,615	140,158
	QUALCOMM Inc.	917,086	121,596
	Oracle Corp.	1,425,716	100,042
	Applied Materials Inc.	741,444	99,057
	International Business Machines Corp.	721,811	96,189
	Intuit Inc.	209,559	80,274
*	Micron Technology Inc.	903,271	79,678
*	ServiceNow Inc.	158,286	79,160
*	Advanced Micro Devices Inc.	977,748	76,753
	Lam Research Corp.	115,647	68,838
*	Zoom Video Communications Inc. Class A	156,827	50,387
*	Autodesk Inc.	176,823	49,006
*	Snap Inc. Class A	912,477	47,713
	Analog Devices Inc.	297,518	46,139
*	Twilio Inc. Class A	129,590	44,159
	KLA Corp.	124,017	40,975
*	Twitter Inc.	613,779	39,055
*	Workday Inc. Class A	148,645	36,928
	TE Connectivity Ltd.	266,507	34,409
	Roper Technologies Inc.	85,048	34,303
	Microchip Technology Inc.	217,699	33,791
	Cognizant Technology Solutions Corp. Class A	427,465	33,394
	HP Inc.	1,009,481	32,051
*	Pinterest Inc. Class A	431,364	31,934
	Amphenol Corp. Class A	482,086	31,803
*	Cadence Design Systems Inc.	225,210	30,852
*	Synopsys Inc.	122,697	30,402
*	DocuSign Inc. Class A	143,547	29,061
*	Match Group Inc.	204,645	28,114
	Corning Inc.	623,089	27,111
	Marvell Technology Group Ltd.	543,770	26,634
*	Crowdstrike Holdings Inc. Class A	145,053	26,474
	Xilinx Inc.	198,440	24,587
	Skyworks Solutions Inc.	132,847	24,375
*	Palo Alto Networks Inc.	74,932	24,133
*	ANSYS Inc.	69,875	23,727

		Shares	Market Value ($000)
*	Okta Inc. Class A	98,743	21,766
*	Fortinet Inc.	111,926	20,641
	Maxim Integrated Products Inc.	218,382	19,954
*	RingCentral Inc. Class A	64,884	19,328
	CDW Corp.	115,063	19,072
*	Dell Technologies Inc. Class C	201,947	17,802
*	Splunk Inc.	130,971	17,744
*	EPAM Systems Inc.	43,210	17,141
	Hewlett Packard Enterprise Co.	1,051,530	16,551
*	Qorvo Inc.	90,291	16,496
	Teradyne Inc.	135,082	16,437
*	HubSpot Inc.	35,778	16,251
	Western Digital Corp.	235,889	15,746
*	Slack Technologies Inc. Class A	385,500	15,663
*	VeriSign Inc.	77,723	15,448
*	Paycom Software Inc.	41,165	15,234
*	Coupa Software Inc.	59,327	15,098
*	Datadog Inc. Class A	173,236	14,437
*	IAC/InterActiveCorp	64,536	13,960
	Citrix Systems Inc.	99,400	13,952
*	Tyler Technologies Inc.	32,855	13,948
*	ON Semiconductor Corp.	331,859	13,809
*	Akamai Technologies Inc.	132,677	13,520
	Seagate Technology plc	171,545	13,166
	NetApp Inc.	181,064	13,158
*	Zendesk Inc.	95,687	12,690
*	Gartner Inc.	67,556	12,332
	Monolithic Power Systems Inc.	34,869	12,316
*	Cloudflare Inc. Class A	175,155	12,306
	Entegris Inc.	109,932	12,290
	SS&C Technologies Holdings Inc.	172,450	12,049
*	MongoDB Inc. Class A	43,649	11,673
*	PTC Inc.	84,578	11,642
*	Unity Software Inc.	112,412	11,276
	Leidos Holdings Inc.	114,868	11,059
*	GoDaddy Inc. Class A	137,455	10,669
*	F5 Networks Inc.	50,281	10,490
*	Zscaler Inc.	60,736	10,427
*	Nuance Communications Inc.	232,206	10,133
*	Cree Inc.	93,624	10,124
*	VMware Inc. Class A	62,964	9,473
	NortonLifeLock Inc.	437,410	9,299
*	Ceridian HCM Holding Inc.	108,422	9,137
*	Black Knight Inc.	121,688	9,004
*	Avalara Inc.	65,451	8,733
*	Five9 Inc.	54,573	8,531
	Universal Display Corp.	34,367	8,137
*	Dynatrace Inc.	161,632	7,797
*	Aspen Technology Inc.	53,608	7,737
*	Inphi Corp.	42,209	7,531
*	Dropbox Inc. Class A	259,839	6,927
*	Guidewire Software Inc.	67,951	6,906
*	Snowflake Inc. Class A	29,250	6,706
*	Palantir Technologies Inc. Class A	287,018	6,685
*	DXC Technology Co.	208,074	6,504
*	Arrow Electronics Inc.	58,379	6,470
*	Concentrix Corp.	42,319	6,336
*	Manhattan Associates Inc.	51,306	6,022

		Shares	Market Value ($000)
*	IPG Photonics Corp.	28,541	6,020
*	Smartsheet Inc. Class A	93,716	5,990
*	Proofpoint Inc.	47,334	5,954
*	II-VI Inc.	85,603	5,853
	Jabil Inc.	106,921	5,577
*	Elastic NV	50,022	5,562
*,1	Fastly Inc. Class A	82,256	5,534
*	Anaplan Inc.	102,211	5,504
	CDK Global Inc.	98,561	5,328
	Dolby Laboratories Inc. Class A	52,946	5,227
*	Digital Turbine Inc.	64,713	5,200
*	CACI International Inc. Class A	20,326	5,014
*	Silicon Laboratories Inc.	35,387	4,992
*	Lattice Semiconductor Corp.	110,348	4,968
	Brooks Automation Inc.	59,486	4,857
*	Pure Storage Inc. Class A	217,978	4,695
*	Blackline Inc.	42,708	4,630
*	Grubhub Inc.	76,140	4,568
*	Q2 Holdings Inc.	44,052	4,414
	Vertiv Holdings Co. Class A	214,300	4,286
	CMC Materials Inc.	23,937	4,232
*	J2 Global Inc.	34,909	4,184
	National Instruments Corp.	96,305	4,159
*	Change Healthcare Inc.	187,543	4,145
*	Appian Corp. Class A	31,088	4,133
*	Nutanix Inc. Class A	154,749	4,110
*	Varonis Systems Inc. Class B	79,140	4,063
*	Cirrus Logic Inc.	47,760	4,050
*	NCR Corp.	104,273	3,957
*	Alteryx Inc. Class A	47,494	3,940
	Science Applications International Corp.	46,984	3,927
	SYNNEX Corp.	34,063	3,912
	Power Integrations Inc.	46,956	3,826
*	Synaptics Inc.	27,837	3,770
*	Semtech Corp.	54,392	3,753
	Pegasystems Inc.	32,505	3,717
*	ZoomInfo Technologies Inc. Class A	75,065	3,671
*	Novanta Inc.	27,730	3,657
*	Magnite Inc.	87,185	3,628
*,1	Skillz Inc. Class A	188,005	3,580
*	Sailpoint Technologies Holdings Inc.	70,681	3,579
*	Everbridge Inc.	28,790	3,489
*	FireEye Inc.	176,573	3,456
	Avnet Inc.	81,605	3,387
	Perspecta Inc.	116,559	3,386
*	Upwork Inc.	75,543	3,382
	Advanced Energy Industries Inc.	30,831	3,366
*	Dun & Bradstreet Holdings Inc.	137,332	3,270
*	MicroStrategy Inc. Class A	4,791	3,252
*	Teradata Corp.	83,716	3,226
	Xerox Holdings Corp.	131,112	3,182
*	Vroom Inc.	80,495	3,139
*	Alarm.com Holdings Inc.	36,158	3,123
*	DoorDash Inc. Class A	23,589	3,093
*	Rapid7 Inc.	41,301	3,081
*	Envestnet Inc.	41,283	2,982
*	Bumble Inc. Class A	47,183	2,943
*	Rogers Corp.	15,596	2,935

		Shares	Market Value ($000)
*	Qualys Inc.	27,638	2,896
*	SPS Commerce Inc.	29,067	2,887
*	Box Inc. Class A	125,113	2,873
*	Blackbaud Inc.	39,839	2,832
*	nCino Inc.	42,440	2,832
*	FormFactor Inc.	62,092	2,801
*	Ambarella Inc.	27,883	2,799
*	Cerence Inc.	31,189	2,794
*	New Relic Inc.	44,666	2,746
*	Duck Creek Technologies Inc.	60,801	2,745
*	Diodes Inc.	34,039	2,718
*	LiveRamp Holdings Inc.	52,341	2,715
*	Insight Enterprises Inc.	28,351	2,705
*	3D Systems Corp.	98,466	2,702
*	Schrodinger Inc.	35,032	2,673
*	Fabrinet	29,174	2,637
*	LivePerson Inc.	49,636	2,618
	Vishay Intertechnology Inc.	106,745	2,570
*	Workiva Inc. Class A	29,035	2,563
*	Onto Innovation Inc.	36,971	2,429
*	CommVault Systems Inc.	37,185	2,398
*	MACOM Technology Solutions Holdings Inc.	40,877	2,372
*	Cornerstone OnDemand Inc.	52,062	2,269
*	Yelp Inc. Class A	57,290	2,234
*	Plexus Corp.	23,897	2,195
*	Verint Systems Inc.	47,440	2,158
*	Altair Engineering Inc. Class A	34,353	2,149
*	Bandwidth Inc. Class A	16,936	2,146
*,1	MicroVision Inc.	113,698	2,109
*	Cloudera Inc.	172,180	2,095
*	Sanmina Corp.	50,034	2,070
*	PagerDuty Inc.	50,717	2,040
*	Tenable Holdings Inc.	56,267	2,036
	Xperi Holding Corp.	90,642	1,973
*	Covetrus Inc.	65,269	1,956
*	MaxLinear Inc. Class A	56,398	1,922
*	Appfolio Inc. Class A	13,585	1,921
*	Allscripts Healthcare Solutions Inc.	125,564	1,885
	NIC Inc.	54,680	1,855
*	Rambus Inc.	94,189	1,831
*	Medallia Inc.	65,235	1,819
*	Cargurus Inc. Class A	76,076	1,813
*	SVMK Inc.	96,774	1,773
*	Asana Inc. Class A	61,969	1,771
*	Ultra Clean Holdings Inc.	29,844	1,732
*	Sprout Social Inc. Class A	29,914	1,728
*	Avaya Holdings Corp.	60,729	1,702
*	BigCommerce Holdings Inc.	28,720	1,660
	Shutterstock Inc.	18,476	1,645
*	NetScout Systems Inc.	57,830	1,628
	Progress Software Corp.	35,509	1,565
*	Calix Inc.	44,325	1,536
*	Cohu Inc.	36,517	1,528
*	Bottomline Technologies DE Inc.	33,297	1,507
*	Perficient Inc.	25,596	1,503
	Amkor Technology Inc.	63,168	1,498
*	Super Micro Computer Inc.	36,500	1,426
*	PROS Holdings Inc.	32,175	1,367

		Shares	Market Value ($000)
*	TechTarget Inc.	18,851	1,309
	Switch Inc. Class A	80,373	1,307
*	Zuora Inc. Class A	86,545	1,281
	Methode Electronics Inc.	30,210	1,268
*	Ichor Holdings Ltd.	23,453	1,262
	Pitney Bowes Inc.	150,800	1,243
*	Unisys Corp.	48,242	1,226
*	Axcelis Technologies Inc.	29,206	1,200
*	Eventbrite Inc. Class A	51,290	1,137
*,1	C3.ai Inc. Class A	17,230	1,136
*	Yext Inc.	77,669	1,125
*	PAR Technology Corp.	17,186	1,124
	CSG Systems International Inc.	24,796	1,113
*	TTM Technologies Inc.	76,215	1,105
*	CEVA Inc.	19,501	1,095
*	JFrog Ltd.	24,600	1,092
*	Porch Group Inc.	60,900	1,078
*	Jamf Holding Corp.	30,155	1,065
*	Domo Inc. Class B	18,906	1,064
*	nLight Inc.	32,121	1,041
*	Upland Software Inc.	21,208	1,001
*	ePlus Inc.	10,000	996
	Benchmark Electronics Inc.	31,959	988
*	Allegro MicroSystems Inc.	38,772	983
*	Model N Inc.	26,774	943
*	SolarWinds Corp.	52,962	924
*	SiTime Corp.	9,100	897
*	Parsons Corp.	21,903	886
	CTS Corp.	27,307	848
*	Diebold Nixdorf Inc.	59,335	838
*,1	E2open Parent Holdings Inc.	83,500	832
	Simulations Plus Inc.	12,535	793
*	Veeco Instruments Inc.	37,309	774
*	Impinj Inc.	13,362	760
*	Agilysys Inc.	15,831	759
	QAD Inc. Class A	11,360	756
*	Qualtrics International Inc. Class A	22,661	746
*	Groupon Inc. Class A	14,600	738
*	ACM Research Inc. Class A	9,080	734
*	OneSpan Inc.	29,119	713
	Ebix Inc.	21,336	683
*,1	Kopin Corp.	64,543	677
*	Brightcove Inc.	33,486	674
*	Avid Technology Inc.	31,062	656
	McAfee Corp. Class A	27,480	625
*,1	Cleanspark Inc.	26,200	624
*	Ping Identity Holding Corp.	27,642	606
*	Rackspace Technology Inc.	25,398	604
*	Tucows Inc. Class A	7,729	599
*	ScanSource Inc.	18,847	564
*	Photronics Inc.	43,753	563
*	SMART Global Holdings Inc.	12,100	557
	American Software Inc. Class A	26,372	546
*	DigitalOcean Holdings Inc.	12,822	540
*	A10 Networks Inc.	55,454	533
*	Kimball Electronics Inc.	20,481	528
*	Veritone Inc.	20,477	491
*	MediaAlpha Inc. Class A	13,740	487

		Shares	Market Value ($000)
*	Mitek Systems Inc.	31,555	460
*	EverQuote Inc. Class A	12,652	459
*	Grid Dynamics Holdings Inc.	28,478	454
*	PDF Solutions Inc.	25,459	453
*	Alpha & Omega Semiconductor Ltd.	13,758	450
*	Datto Holding Corp.	19,651	450
*	Telos Corp.	11,761	446
*	ChannelAdvisor Corp.	18,866	444
	Hackett Group Inc.	26,902	441
*	Viant Technology Inc. Class A	8,169	432
*	TrueCar Inc.	89,707	429
*	NeoPhotonics Corp.	35,595	425
	PC Connection Inc.	8,866	411
*	Vertex Inc. Class A	18,497	407
*	Olo Inc. Class A	14,610	386
*	Zix Corp.	50,588	382
*	AXT Inc.	32,600	380
*	ON24 Inc.	7,311	355
*	Limelight Networks Inc.	96,551	345
*	Digimarc Corp.	11,500	341
*	Sciplay Corp. Class A	18,478	299
	VirnetX Holding Corp.	52,143	290
*	Quantum Corp.	33,700	281
*	DSP Group Inc.	19,510	278
*	Intrusion Inc.	11,509	269
	NVE Corp.	3,806	267
*	Benefitfocus Inc.	18,600	257
*	Rimini Street Inc.	27,624	248
*	Sumo Logic Inc.	12,398	234
*	Smith Micro Software Inc.	40,208	221
*	comScore Inc.	58,400	214
*,1	Atomera Inc.	7,854	192
*	Intelligent Systems Corp.	4,500	184
*	CyberOptics Corp.	6,679	173
*	Synchronoss Technologies Inc.	47,825	171
*	Waitr Holdings Inc.	58,338	171
*	Daktronics Inc.	27,019	169
*	eGain Corp.	16,436	156
*	EMCORE Corp.	28,435	155
*	Amtech Systems Inc.	11,877	140
*	inTEST Corp.	10,157	120
*	Identiv Inc.	10,179	117
*	Immersion Corp.	12,233	117
*	PubMatic Inc. Class A	2,374	117
*	Intevac Inc.	15,339	110
*	Remark Holdings Inc.	48,342	110
*	SecureWorks Corp. Class A	8,244	110
*	Pixelworks Inc.	32,934	109
*	Asure Software Inc.	13,700	105
*	SharpSpring Inc.	5,104	82
*	Computer Task Group Inc.	7,990	76
	ARC Document Solutions Inc.	34,251	72
*,1	Boxlight Corp. Class A	28,067	71
*	GTY Technology Holdings Inc.	11,016	70
*	Inuvo Inc.	65,578	67
*	GSI Technology Inc.	9,342	63
*	eMagin Corp.	16,532	62
*	Red Violet Inc.	3,326	61

		Shares	Market Value ($000)
*	Qumu Corp.	8,832	60
*	Park City Group Inc.	9,689	59
*	RealNetworks Inc.	13,821	59
*	TransAct Technologies Inc.	5,458	59
*,1	Kubient Inc.	6,900	50
*	QuickLogic Corp.	5,364	37
*	IEC Electronics Corp.	2,860	34
*	Intellicheck Inc.	4,082	34
	Bentley Systems Inc. Class B	716	34
*	AstroNova Inc.	2,465	33
*	Support.com Inc.	7,058	32
*	RCM Technologies Inc.	8,104	29
*	CSP Inc.	3,181	28
*	Everspin Technologies Inc.	4,413	26
*	SeaChange International Inc.	16,682	26
*	Evolving Systems Inc.	8,822	24
*	Streamline Health Solutions Inc.	11,428	23
*	Aehr Test Systems	8,824	22
*	Issuer Direct Corp.	848	19
*	Data I/O Corp.	3,396	18
*	Zedge Inc. Class B	1,513	18
*	Key Tronic Corp.	2,174	17
	Richardson Electronics Ltd.	2,700	17
*	BSQUARE Corp.	4,685	16
*	WidePoint Corp.	1,600	15
*	CVD Equipment Corp.	2,737	12
*	Innodata Inc.	1,873	12
*	SEMrush Holdings Inc. Class A	997	12
*	AutoWeb Inc.	3,439	9
*	GSE Systems Inc.	5,300	9
*	Mastech Digital Inc.	260	5
*	CynergisTek Inc.	2,223	4
*,2	Media General Inc. CVR	82,296	3
*	Exela Technologies Inc.	1,393	3
*	Synacor Inc.	313	1
*	Verb Technology Co. Inc.	400	1
			8,385,008
Telecommunications (1.9%)
	Comcast Corp. Class A	3,690,601	199,698
	Verizon Communications Inc.	3,174,310	184,586
	AT&T Inc.	5,751,237	174,090
	Cisco Systems Inc.	3,066,738	158,581
*	Charter Communications Inc. Class A	101,988	62,929
*	T-Mobile US Inc.	452,013	56,633
*	Roku Inc. Class A	89,953	29,304
	Motorola Solutions Inc.	136,975	25,758
*	Liberty Broadband Corp. Class C	115,678	17,369
*	Arista Networks Inc.	46,747	14,112
	Lumen Technologies Inc.	869,989	11,614
	Cable One Inc.	4,394	8,034
*	DISH Network Corp. Class A	197,425	7,147
*	Ciena Corp.	126,487	6,921
	Juniper Networks Inc.	266,016	6,738
*	Altice USA Inc. Class A	183,445	5,967
*	Lumentum Holdings Inc.	61,995	5,663
*	Liberty Broadband Corp. Class A	32,922	4,779
*	Iridium Communications Inc.	100,751	4,156
*	Viavi Solutions Inc.	186,473	2,928

		Shares	Market Value ($000)
*	8x8 Inc.	81,172	2,633
*	CommScope Holding Co. Inc.	167,246	2,569
*	Viasat Inc.	53,090	2,552
	Cogent Communications Holdings Inc.	36,038	2,478
*	Vonage Holdings Corp.	198,534	2,347
*,1	fuboTV Inc.	84,100	1,860
	Telephone & Data Systems Inc.	78,859	1,811
	Shenandoah Telecommunications Co.	36,710	1,792
	InterDigital Inc.	24,570	1,559
	Ubiquiti Inc.	5,131	1,531
*	Infinera Corp.	145,087	1,397
*	Plantronics Inc.	30,788	1,198
*	Vocera Communications Inc.	27,022	1,039
*	NETGEAR Inc.	24,562	1,010
*	Extreme Networks Inc.	100,915	883
*	EchoStar Corp. Class A	36,270	870
	ADTRAN Inc.	43,334	723
*	Radius Global Infrastructure Inc.	48,300	710
*	Harmonic Inc.	90,373	709
*,1	Inseego Corp.	68,330	683
*	Globalstar Inc.	447,307	604
*	Cincinnati Bell Inc.	37,988	583
	Comtech Telecommunications Corp.	22,650	563
	Loral Space & Communications Inc.	14,708	554
*	Anterix Inc.	11,305	533
*	ORBCOMM Inc.	68,300	521
*	WideOpenWest Inc.	36,037	490
*	Digi International Inc.	25,720	488
	ATN International Inc.	9,908	487
*	Consolidated Communications Holdings Inc.	61,662	444
*,1	Akoustis Technologies Inc.	32,901	439
*	IDT Corp. Class B	18,097	410
*	Boingo Wireless Inc.	28,146	396
*	Ribbon Communications Inc.	46,727	384
*	United States Cellular Corp.	10,230	373
*	Casa Systems Inc.	34,412	328
*	CalAmp Corp.	29,591	321
*	Ooma Inc.	19,530	310
*	Cambium Networks Corp.	6,400	299
*	Hemisphere Media Group Inc. Class A	22,025	257
*	Gogo Inc.	25,920	250
*	Clearfield Inc.	7,179	216
	Spok Holdings Inc.	19,815	208
*	Applied Optoelectronics Inc.	22,599	189
	Alaska Communications Systems Group Inc.	57,396	187
*	Airgain Inc.	8,585	182
*	DZS Inc.	9,587	149
*	KVH Industries Inc.	9,132	116
*	Resonant Inc.	25,351	107
*	Genasys Inc.	13,190	88
*	RigNet Inc.	9,523	83
*	Powerfleet Inc.	9,595	79
*	Aviat Networks Inc.	934	66
*,1	GTT Communications Inc.	24,690	45
*	Crexendo Inc.	5,700	33
*	ClearOne Inc.	4,114	15
	Communications Systems Inc.	1,854	11
*	Sonim Technologies Inc.	12,400	10

		Shares	Market Value ($000)
	Network-1 Technologies Inc.	2,710	8
	Bel Fuse Inc. Class A	197	4
*	Optical Cable Corp.	889	3
*	Lantronix Inc.	111	1
			1,028,195
Utilities (1.7%)
	NextEra Energy Inc.	1,582,027	119,617
	Duke Energy Corp.	618,750	59,728
	Southern Co.	850,066	52,840
	Dominion Energy Inc.	650,421	49,406
	Waste Management Inc.	341,291	44,033
	American Electric Power Co. Inc.	403,658	34,190
	Exelon Corp.	780,654	34,146
	Sempra Energy	232,033	30,763
	Xcel Energy Inc.	436,083	29,004
	Public Service Enterprise Group Inc.	407,302	24,524
	Eversource Energy	278,933	24,153
	WEC Energy Group Inc.	255,671	23,928
	Waste Connections Inc.	211,780	22,868
	American Water Works Co. Inc.	146,754	22,001
	Consolidated Edison Inc.	278,244	20,813
	DTE Energy Co.	155,780	20,741
	PPL Corp.	624,275	18,004
	Edison International	301,357	17,660
	Republic Services Inc. Class A	166,612	16,553
	Ameren Corp.	201,098	16,361
	Entergy Corp.	163,896	16,303
	FirstEnergy Corp.	444,245	15,411
	AES Corp.	537,571	14,412
	CMS Energy Corp.	233,493	14,294
*	PG&E Corp.	1,211,826	14,190
	Evergy Inc.	184,616	10,990
	Alliant Energy Corp.	202,521	10,969
	Atmos Energy Corp.	102,879	10,170
	CenterPoint Energy Inc.	433,403	9,817
*	Sunrun Inc.	154,267	9,330
	Essential Utilities Inc.	196,629	8,799
	NiSource Inc.	314,817	7,590
	NRG Energy Inc.	198,868	7,503
	Pinnacle West Capital Corp.	91,694	7,459
	Vistra Corp.	397,703	7,031
	UGI Corp.	163,736	6,715
	OGE Energy Corp.	166,924	5,402
*	Stericycle Inc.	73,158	4,939
	IDACORP Inc.	42,156	4,214
	Hawaiian Electric Industries Inc.	85,697	3,807
	National Fuel Gas Co.	73,362	3,667
	Black Hills Corp.	52,832	3,528
	ONE Gas Inc.	44,464	3,420
	Portland General Electric Co.	71,201	3,380
*	Clean Harbors Inc.	38,583	3,243
	New Jersey Resources Corp.	80,359	3,204
	PNM Resources Inc.	65,164	3,196
	Spire Inc.	40,955	3,026
	Southwest Gas Holdings Inc.	42,821	2,942
	Ormat Technologies Inc.	36,620	2,876
	ALLETE Inc.	42,496	2,855
	NorthWestern Corp.	42,935	2,799

				Shares	Market Value ($000)
		Avista Corp.		57,440	2,743
*		Casella Waste Systems Inc. Class A		42,363	2,693
*		Evoqua Water Technologies Corp.		97,898	2,575
		Avangrid Inc.		49,637	2,472
		California Water Service Group		42,758	2,409
		American States Water Co.		31,594	2,389
*		Sunnova Energy International Inc.		55,664	2,272
		MGE Energy Inc.		28,969	2,068
		Clearway Energy Inc. Class C		60,582	1,705
		Chesapeake Utilities Corp.		14,578	1,692
		South Jersey Industries Inc.		69,076	1,560
		SJW Group		24,606	1,550
		Covanta Holding Corp.		98,034	1,359
		Northwest Natural Holding Co.		23,918	1,290
		Middlesex Water Co.		14,057	1,111
*		Harsco Corp.		61,710	1,058
*		US Ecology Inc.		23,407	975
		Clearway Energy Inc. Class A		35,643	945
		Unitil Corp.		14,703	672
		York Water Co.		9,268	454
*		Heritage-Crystal Clean Inc.		14,261	387
		Artesian Resources Corp. Class A		6,216	245
*		Atlantic Power Corp.		81,570	236
*,1		Aqua Metals Inc.		46,946	190
*		Pure Cycle Corp.		12,111	163
		RGC Resources Inc.		5,719	127
*		Cadiz Inc.		10,758	103
		Spark Energy Inc. Class A		9,045	97
		Genie Energy Ltd. Class B		13,020	83
*		Charah Solutions Inc.		10,207	50
*		Fuel Tech Inc.		14,473	45
		Global Water Resources Inc.		2,764	45
*		Sharps Compliance Corp.		2,867	41
*		Advanced Emissions Solutions Inc.		2,073	11
*		Vertex Energy Inc.		7,299	10
*		Perma-Fix Environmental Services Inc.		605	4
*		BioHiTech Global Inc.		490	1
					944,644
Total Common Stocks (Cost $10,168,257)					32,947,826
Preferred Stocks (0.0%)
		FAT Brands Inc. Pfd., 8.250%, 5/7/21		346	7
		Air T Funding Pfd., 8.000%, 6/7/24		28	1
Total Preferred Stocks (Cost $5)					8
		Coupon	Maturity Date	Face Amount ($000)
U.S. Government and Agency Obligations (23.6%)
U.S. Government Securities (15.3%)
	United States Treasury Note/Bond	8.000%	11/15/21	1,500	1,572
	United States Treasury Note/Bond	2.500%	1/15/22	6,311	6,432
	United States Treasury Note/Bond	2.000%	2/15/22	18,553	18,866
	United States Treasury Note/Bond	2.500%	2/15/22	4,158	4,246
	United States Treasury Note/Bond	1.750%	2/28/22	26,621	27,024
	United States Treasury Note/Bond	1.875%	2/28/22	19,755	20,076

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	United States Treasury Note/Bond	2.375%	3/15/22	1	1
	United States Treasury Note/Bond	0.375%	3/31/22	159,650	160,124
	United States Treasury Note/Bond	1.750%	3/31/22	19,634	19,962
	United States Treasury Note/Bond	0.125%	4/30/22	34,275	34,291
	United States Treasury Note/Bond	1.750%	4/30/22	23,376	23,796
	United States Treasury Note/Bond	1.875%	4/30/22	1	1
	United States Treasury Note/Bond	2.125%	5/15/22	1	1
	United States Treasury Note/Bond	0.125%	5/31/22	23,330	23,334
	United States Treasury Note/Bond	1.750%	5/31/22	32,877	33,503
	United States Treasury Note/Bond	1.875%	5/31/22	39,675	40,493
	United States Treasury Note/Bond	1.750%	6/15/22	66,155	67,457
	United States Treasury Note/Bond	0.125%	6/30/22	2,526	2,526
	United States Treasury Note/Bond	1.750%	6/30/22	25,000	25,512
	United States Treasury Note/Bond	2.125%	6/30/22	19,560	20,052
	United States Treasury Note/Bond	1.750%	7/15/22	17,955	18,333
	United States Treasury Note/Bond	0.125%	7/31/22	34,375	34,380
	United States Treasury Note/Bond	1.875%	7/31/22	30,465	31,179
	United States Treasury Note/Bond	2.000%	7/31/22	7,795	7,991
	United States Treasury Note/Bond	1.500%	8/15/22	38,776	39,509
	United States Treasury Note/Bond	1.625%	8/15/22	4,708	4,805
	United States Treasury Note/Bond	0.125%	8/31/22	50,090	50,090
	United States Treasury Note/Bond	1.625%	8/31/22	17,050	17,410
	United States Treasury Note/Bond	1.875%	8/31/22	39,638	40,617
	United States Treasury Note/Bond	1.500%	9/15/22	58,092	59,245
	United States Treasury Note/Bond	0.125%	9/30/22	6,814	6,813
	United States Treasury Note/Bond	1.750%	9/30/22	1,250	1,280
	United States Treasury Note/Bond	1.875%	9/30/22	27,450	28,166
	United States Treasury Note/Bond	1.375%	10/15/22	51,319	52,297
	United States Treasury Note/Bond	1.875%	10/31/22	14,555	14,953
	United States Treasury Note/Bond	2.000%	10/31/22	61,378	63,181
	United States Treasury Note/Bond	1.625%	11/15/22	20,965	21,466
	United States Treasury Note/Bond	0.125%	11/30/22	51,333	51,325
	United States Treasury Note/Bond	2.000%	11/30/22	45,188	46,586
	United States Treasury Note/Bond	1.625%	12/15/22	14,210	14,567
	United States Treasury Note/Bond	0.125%	12/31/22	4,726	4,724
	United States Treasury Note/Bond	2.125%	12/31/22	90,180	93,280
	United States Treasury Note/Bond	0.125%	1/31/23	5,333	5,330
	United States Treasury Note/Bond	1.750%	1/31/23	25,218	25,950
	United States Treasury Note/Bond	2.000%	2/15/23	11,203	11,586
	United States Treasury Note/Bond	7.125%	2/15/23	1,100	1,242
	United States Treasury Note/Bond	0.125%	2/28/23	1,273	1,272
	United States Treasury Note/Bond	1.500%	2/28/23	3,327	3,412
[6]	United States Treasury Note/Bond	0.500%	3/15/23	245,065	246,635
	United States Treasury Note/Bond	0.125%	3/31/23	7,676	7,671
	United States Treasury Note/Bond	1.500%	3/31/23	28,975	29,745
	United States Treasury Note/Bond	2.500%	3/31/23	10,271	10,751
	United States Treasury Note/Bond	0.250%	4/15/23	48,650	48,726
	United States Treasury Note/Bond	1.625%	4/30/23	22,585	23,259
	United States Treasury Note/Bond	0.125%	5/15/23	70,606	70,518
	United States Treasury Note/Bond	1.750%	5/15/23	36,518	37,716
	United States Treasury Note/Bond	1.625%	5/31/23	13,985	14,413
	United States Treasury Note/Bond	2.750%	5/31/23	5,895	6,220
	United States Treasury Note/Bond	0.250%	6/15/23	75,090	75,172
	United States Treasury Note/Bond	1.375%	6/30/23	30,610	31,414
	United States Treasury Note/Bond	2.625%	6/30/23	14,541	15,332
	United States Treasury Note/Bond	0.125%	7/15/23	27,487	27,431
	United States Treasury Note/Bond	1.250%	7/31/23	51,209	52,441
	United States Treasury Note/Bond	2.750%	7/31/23	40,739	43,145

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	United States Treasury Note/Bond	0.125%	8/15/23	72,385	72,215
	United States Treasury Note/Bond	2.500%	8/15/23	26,338	27,762
	United States Treasury Note/Bond	6.250%	8/15/23	32,780	37,431
	United States Treasury Note/Bond	1.375%	8/31/23	12,820	13,177
	United States Treasury Note/Bond	2.750%	8/31/23	2,380	2,525
	United States Treasury Note/Bond	0.125%	9/15/23	64,998	64,815
	United States Treasury Note/Bond	1.375%	9/30/23	20,585	21,170
	United States Treasury Note/Bond	2.875%	9/30/23	3,149	3,356
	United States Treasury Note/Bond	0.125%	10/15/23	72,900	72,661
	United States Treasury Note/Bond	1.625%	10/31/23	21,251	22,001
	United States Treasury Note/Bond	2.875%	10/31/23	3	3
	United States Treasury Note/Bond	0.250%	11/15/23	11,380	11,373
	United States Treasury Note/Bond	2.750%	11/15/23	281	299
	United States Treasury Note/Bond	2.125%	11/30/23	10,555	11,076
	United States Treasury Note/Bond	2.875%	11/30/23	7	8
	United States Treasury Note/Bond	0.125%	12/15/23	158,420	157,727
	United States Treasury Note/Bond	2.250%	12/31/23	16	17
	United States Treasury Note/Bond	2.625%	12/31/23	7,276	7,740
	United States Treasury Note/Bond	0.125%	1/15/24	90,690	90,222
	United States Treasury Note/Bond	2.250%	1/31/24	37,380	39,424
	United States Treasury Note/Bond	2.500%	1/31/24	37,219	39,510
	United States Treasury Note/Bond	0.125%	2/15/24	12,230	12,163
	United States Treasury Note/Bond	2.750%	2/15/24	29,974	32,053
	United States Treasury Note/Bond	2.125%	2/29/24	10,040	10,561
	United States Treasury Note/Bond	2.375%	2/29/24	35,519	37,617
	United States Treasury Note/Bond	0.250%	3/15/24	85,345	85,118
	United States Treasury Note/Bond	2.125%	3/31/24	46,008	48,431
	United States Treasury Note/Bond	2.000%	4/30/24	20,345	21,356
	United States Treasury Note/Bond	2.250%	4/30/24	21,021	22,223
	United States Treasury Note/Bond	2.000%	5/31/24	56,835	59,677
	United States Treasury Note/Bond	1.750%	6/30/24	23,576	24,578
	United States Treasury Note/Bond	2.000%	6/30/24	30,635	32,186
	United States Treasury Note/Bond	1.750%	7/31/24	13,537	14,120
	United States Treasury Note/Bond	2.125%	7/31/24	14,710	15,526
	United States Treasury Note/Bond	2.375%	8/15/24	49,886	53,082
	United States Treasury Note/Bond	1.250%	8/31/24	18,258	18,732
	United States Treasury Note/Bond	1.875%	8/31/24	10,623	11,126
	United States Treasury Note/Bond	1.500%	9/30/24	22,661	23,447
	United States Treasury Note/Bond	2.125%	9/30/24	40,408	42,687
	United States Treasury Note/Bond	2.250%	10/31/24	35,320	37,472
	United States Treasury Note/Bond	2.250%	11/15/24	46,200	49,030
	United States Treasury Note/Bond	7.500%	11/15/24	675	844
	United States Treasury Note/Bond	1.500%	11/30/24	33,166	34,291
	United States Treasury Note/Bond	2.125%	11/30/24	22,305	23,574
	United States Treasury Note/Bond	1.750%	12/31/24	9,385	9,790
	United States Treasury Note/Bond	2.250%	12/31/24	19,217	20,415
	United States Treasury Note/Bond	2.500%	1/31/25	20,340	21,811
	United States Treasury Note/Bond	2.000%	2/15/25	36,848	38,806
	United States Treasury Note/Bond	1.125%	2/28/25	32,270	32,875
	United States Treasury Note/Bond	2.750%	2/28/25	19,890	21,525
[6]	United States Treasury Note/Bond	0.500%	3/31/25	245,241	243,631
	United States Treasury Note/Bond	0.375%	4/30/25	65,185	64,370
	United States Treasury Note/Bond	2.875%	4/30/25	53,483	58,230
	United States Treasury Note/Bond	2.125%	5/15/25	40,319	42,675
	United States Treasury Note/Bond	0.250%	5/31/25	68,490	67,174
	United States Treasury Note/Bond	2.875%	5/31/25	25,340	27,601
	United States Treasury Note/Bond	0.250%	6/30/25	16,050	15,724
	United States Treasury Note/Bond	2.750%	6/30/25	24,044	26,084

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
United States Treasury Note/Bond	0.250%	7/31/25	67,172	65,692
United States Treasury Note/Bond	2.875%	7/31/25	34,960	38,128
United States Treasury Note/Bond	2.000%	8/15/25	52,746	55,573
United States Treasury Note/Bond	6.875%	8/15/25	1,943	2,452
United States Treasury Note/Bond	0.250%	8/31/25	33,812	33,020
United States Treasury Note/Bond	0.250%	9/30/25	39,495	38,520
United States Treasury Note/Bond	0.250%	10/31/25	25,440	24,772
United States Treasury Note/Bond	2.250%	11/15/25	6,372	6,784
United States Treasury Note/Bond	0.375%	11/30/25	88,850	86,906
United States Treasury Note/Bond	0.375%	12/31/25	26,597	25,974
United States Treasury Note/Bond	0.375%	1/31/26	83,780	81,699
United States Treasury Note/Bond	1.625%	2/15/26	59,937	61,979
United States Treasury Note/Bond	0.500%	2/28/26	14,345	14,063
United States Treasury Note/Bond	0.750%	3/31/26	40,407	40,057
United States Treasury Note/Bond	2.250%	3/31/26	25,535	27,183
United States Treasury Note/Bond	2.375%	4/30/26	44,065	47,184
United States Treasury Note/Bond	2.125%	5/31/26	17,795	18,827
United States Treasury Note/Bond	1.875%	6/30/26	16,182	16,910
United States Treasury Note/Bond	1.875%	7/31/26	15,760	16,459
United States Treasury Note/Bond	1.500%	8/15/26	54,544	55,857
United States Treasury Note/Bond	6.750%	8/15/26	3,095	4,021
United States Treasury Note/Bond	1.625%	10/31/26	24,345	25,049
United States Treasury Note/Bond	2.000%	11/15/26	50,899	53,412
United States Treasury Note/Bond	6.500%	11/15/26	910	1,179
United States Treasury Note/Bond	1.625%	11/30/26	25,526	26,252
United States Treasury Note/Bond	1.750%	12/31/26	29,266	30,281
United States Treasury Note/Bond	2.250%	2/15/27	26,207	27,833
United States Treasury Note/Bond	1.125%	2/28/27	124,502	124,152
United States Treasury Note/Bond	0.625%	3/31/27	108,045	104,466
United States Treasury Note/Bond	0.500%	4/30/27	73,800	70,687
United States Treasury Note/Bond	2.375%	5/15/27	39,787	42,516
United States Treasury Note/Bond	0.500%	5/31/27	67,015	64,062
United States Treasury Note/Bond	0.500%	6/30/27	19,470	18,582
United States Treasury Note/Bond	0.375%	7/31/27	75,475	71,300
United States Treasury Note/Bond	2.250%	8/15/27	44,310	46,962
United States Treasury Note/Bond	0.500%	8/31/27	49,244	46,813
United States Treasury Note/Bond	0.375%	9/30/27	45,460	42,782
United States Treasury Note/Bond	0.500%	10/31/27	56,885	53,881
United States Treasury Note/Bond	2.250%	11/15/27	49,833	52,745
United States Treasury Note/Bond	6.125%	11/15/27	775	1,013
United States Treasury Note/Bond	0.625%	11/30/27	81,305	77,532
United States Treasury Note/Bond	0.625%	12/31/27	74,020	70,481
United States Treasury Note/Bond	0.750%	1/31/28	61,625	59,093
United States Treasury Note/Bond	2.750%	2/15/28	20,868	22,762
United States Treasury Note/Bond	1.125%	2/29/28	51,175	50,279
United States Treasury Note/Bond	1.250%	3/31/28	60,880	60,252
United States Treasury Note/Bond	2.875%	5/15/28	3,665	4,029
United States Treasury Note/Bond	2.875%	8/15/28	53,510	58,853
United States Treasury Note/Bond	5.500%	8/15/28	895	1,150
United States Treasury Note/Bond	3.125%	11/15/28	27,149	30,356
United States Treasury Note/Bond	5.250%	11/15/28	14,810	18,855
United States Treasury Note/Bond	1.625%	8/15/29	19,267	19,339
United States Treasury Note/Bond	1.750%	11/15/29	36,000	36,433
United States Treasury Note/Bond	1.500%	2/15/30	76,528	75,608
United States Treasury Note/Bond	0.625%	5/15/30	63,827	58,103
United States Treasury Note/Bond	6.250%	5/15/30	5,570	7,768
United States Treasury Note/Bond	0.625%	8/15/30	88,711	80,395
United States Treasury Note/Bond	0.875%	11/15/30	90,142	83,381

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
United States Treasury Note/Bond	1.125%	2/15/31	79,649	75,256
United States Treasury Note/Bond	5.375%	2/15/31	8,005	10,700
United States Treasury Note/Bond	4.500%	2/15/36	14,034	18,564
United States Treasury Note/Bond	4.750%	2/15/37	7,067	9,663
United States Treasury Note/Bond	5.000%	5/15/37	3,831	5,376
United States Treasury Note/Bond	4.375%	2/15/38	18,517	24,474
United States Treasury Note/Bond	4.500%	5/15/38	6,044	8,108
United States Treasury Note/Bond	3.500%	2/15/39	7,403	8,869
United States Treasury Note/Bond	4.250%	5/15/39	7,883	10,354
United States Treasury Note/Bond	4.500%	8/15/39	9,884	13,382
United States Treasury Note/Bond	4.375%	11/15/39	11,686	15,615
United States Treasury Note/Bond	4.625%	2/15/40	10,000	13,783
United States Treasury Note/Bond	1.125%	5/15/40	68,835	56,230
United States Treasury Note/Bond	4.375%	5/15/40	5,139	6,889
United States Treasury Note/Bond	1.125%	8/15/40	37,305	30,357
United States Treasury Note/Bond	3.875%	8/15/40	8,449	10,655
United States Treasury Note/Bond	1.375%	11/15/40	68,080	57,953
United States Treasury Note/Bond	4.250%	11/15/40	4,317	5,711
United States Treasury Note/Bond	1.875%	2/15/41	12,725	11,850
United States Treasury Note/Bond	4.750%	2/15/41	5,967	8,402
United States Treasury Note/Bond	4.375%	5/15/41	11,000	14,821
United States Treasury Note/Bond	3.750%	8/15/41	12,000	14,932
United States Treasury Note/Bond	3.125%	11/15/41	13,128	14,958
United States Treasury Note/Bond	3.125%	2/15/42	12,579	14,340
United States Treasury Note/Bond	3.000%	5/15/42	11,950	13,350
United States Treasury Note/Bond	2.750%	8/15/42	21,706	23,297
United States Treasury Note/Bond	2.750%	11/15/42	22,620	24,256
United States Treasury Note/Bond	3.125%	2/15/43	23,361	26,591
United States Treasury Note/Bond	2.875%	5/15/43	32,064	35,090
United States Treasury Note/Bond	3.625%	8/15/43	27,265	33,476
United States Treasury Note/Bond	3.750%	11/15/43	19,000	23,780
United States Treasury Note/Bond	3.625%	2/15/44	28,823	35,452
United States Treasury Note/Bond	3.375%	5/15/44	40,600	48,092
United States Treasury Note/Bond	3.125%	8/15/44	30,000	34,153
United States Treasury Note/Bond	3.000%	11/15/44	29,816	33,263
United States Treasury Note/Bond	2.500%	2/15/45	35,748	36,524
United States Treasury Note/Bond	3.000%	5/15/45	24,914	27,795
United States Treasury Note/Bond	2.875%	8/15/45	32,617	35,639
United States Treasury Note/Bond	3.000%	11/15/45	6,493	7,254
United States Treasury Note/Bond	2.500%	2/15/46	27,749	28,304
United States Treasury Note/Bond	2.500%	5/15/46	31,805	32,436
United States Treasury Note/Bond	2.250%	8/15/46	30,962	30,082
United States Treasury Note/Bond	2.875%	11/15/46	23,835	26,070
United States Treasury Note/Bond	3.000%	2/15/47	27,200	30,468
United States Treasury Note/Bond	3.000%	5/15/47	30,222	33,863
United States Treasury Note/Bond	2.750%	8/15/47	32,138	34,382
United States Treasury Note/Bond	2.750%	11/15/47	32,850	35,170
United States Treasury Note/Bond	3.000%	2/15/48	32,745	36,746
United States Treasury Note/Bond	3.125%	5/15/48	37,817	43,425
United States Treasury Note/Bond	3.000%	8/15/48	41,008	46,077
United States Treasury Note/Bond	3.375%	11/15/48	26,886	32,326
United States Treasury Note/Bond	3.000%	2/15/49	5,000	5,624
United States Treasury Note/Bond	2.875%	5/15/49	9,938	10,926
United States Treasury Note/Bond	2.250%	8/15/49	22,650	21,932
United States Treasury Note/Bond	2.375%	11/15/49	34,864	34,679
United States Treasury Note/Bond	2.000%	2/15/50	41,881	38,354
United States Treasury Note/Bond	1.250%	5/15/50	77,501	58,574
United States Treasury Note/Bond	1.375%	8/15/50	76,670	59,874

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	United States Treasury Note/Bond	1.625%	11/15/50	64,348	53,670
	United States Treasury Note/Bond	1.875%	2/15/51	81,310	72,163
					8,261,059
Agency Bonds and Notes (0.6%)
[7]	AID-Iraq	2.149%	1/18/22	1,100	1,117
[7]	AID-Israel	5.500%	12/4/23	375	426
[7]	AID-Israel	5.500%	4/26/24	1,400	1,615
[7]	AID-Jordan	2.578%	6/30/22	320	329
[7]	AID-Jordan	3.000%	6/30/25	400	430
	Federal Farm Credit Banks	1.600%	12/28/21	925	936
	Federal Farm Credit Banks	0.375%	4/8/22	3,000	3,008
	Federal Farm Credit Banks	0.125%	11/23/22	2,500	2,499
	Federal Farm Credit Banks	0.125%	2/3/23	2,000	1,998
	Federal Farm Credit Banks	1.770%	6/26/23	575	595
	Federal Farm Credit Banks	3.500%	12/20/23	500	543
	Federal Farm Credit Banks	0.250%	2/26/24	2,500	2,493
	Federal Home Loan Banks	1.625%	12/20/21	6,700	6,776
	Federal Home Loan Banks	0.250%	6/3/22	4,000	4,006
	Federal Home Loan Banks	2.125%	6/10/22	700	717
	Federal Home Loan Banks	0.125%	8/12/22	2,500	2,500
[8]	Federal Home Loan Banks	2.000%	9/9/22	1,000	1,027
	Federal Home Loan Banks	0.125%	10/21/22	1,000	1,000
	Federal Home Loan Banks	1.375%	2/17/23	4,000	4,090
	Federal Home Loan Banks	2.125%	3/10/23	3,155	3,274
	Federal Home Loan Banks	0.125%	3/17/23	3,000	2,997
	Federal Home Loan Banks	2.500%	2/13/24	3,515	3,731
	Federal Home Loan Banks	2.875%	6/14/24	2,000	2,156
	Federal Home Loan Banks	1.500%	8/15/24	1,990	2,058
	Federal Home Loan Banks	5.375%	8/15/24	815	948
	Federal Home Loan Banks	0.500%	4/14/25	3,500	3,475
	Federal Home Loan Banks	0.375%	9/4/25	800	785
	Federal Home Loan Banks	3.250%	6/9/28	2,700	3,022
	Federal Home Loan Banks	3.250%	11/16/28	1,965	2,210
[9]	Federal Home Loan Banks	5.500%	7/15/36	2,775	3,996
[10]	Federal Home Loan Mortgage Corp.	2.375%	1/13/22	2,800	2,851
[10]	Federal Home Loan Mortgage Corp.	0.250%	6/8/22	2,000	2,003
[8,10]	Federal Home Loan Mortgage Corp.	0.125%	7/25/22	2,200	2,200
[10]	Federal Home Loan Mortgage Corp.	0.375%	4/20/23	4,800	4,819
[10]	Federal Home Loan Mortgage Corp.	0.375%	5/5/23	3,000	3,011
[8,10]	Federal Home Loan Mortgage Corp.	2.750%	6/19/23	4,000	4,225
[10]	Federal Home Loan Mortgage Corp.	0.250%	6/26/23	6,000	6,006
[10]	Federal Home Loan Mortgage Corp.	0.250%	8/24/23	4,975	4,975
[10]	Federal Home Loan Mortgage Corp.	0.250%	9/8/23	4,800	4,798
[10]	Federal Home Loan Mortgage Corp.	0.125%	10/16/23	3,500	3,486
[10]	Federal Home Loan Mortgage Corp.	0.250%	11/6/23	7,000	6,993
[10]	Federal Home Loan Mortgage Corp.	0.250%	12/4/23	6,000	5,993
[10]	Federal Home Loan Mortgage Corp.	1.500%	2/12/25	5,000	5,162
[8,10]	Federal Home Loan Mortgage Corp.	0.375%	7/21/25	4,500	4,423
[10]	Federal Home Loan Mortgage Corp.	0.375%	9/23/25	10,500	10,313
[8,10]	Federal Home Loan Mortgage Corp.	6.750%	9/15/29	2,270	3,221
[10]	Federal Home Loan Mortgage Corp.	6.250%	7/15/32	6,141	8,855
[10]	Federal National Mortgage Assn.	2.000%	1/5/22	6,000	6,088
[10]	Federal National Mortgage Assn.	2.625%	1/11/22	720	734
[10]	Federal National Mortgage Assn.	1.875%	4/5/22	5,000	5,089
[10]	Federal National Mortgage Assn.	2.250%	4/12/22	4,762	4,867
[10]	Federal National Mortgage Assn.	1.375%	9/6/22	1,425	1,450
[10]	Federal National Mortgage Assn.	2.000%	10/5/22	4,200	4,317
[10]	Federal National Mortgage Assn.	2.375%	1/19/23	8,174	8,497

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[10]	Federal National Mortgage Assn.	0.250%	5/22/23	2,500	2,503
[10]	Federal National Mortgage Assn.	0.250%	7/10/23	3,000	3,001
[10]	Federal National Mortgage Assn.	2.875%	9/12/23	2,000	2,127
[10]	Federal National Mortgage Assn.	0.250%	11/27/23	4,000	3,996
[10]	Federal National Mortgage Assn.	2.500%	2/5/24	3,881	4,118
[10]	Federal National Mortgage Assn.	1.750%	7/2/24	2,055	2,141
[10]	Federal National Mortgage Assn.	2.625%	9/6/24	660	708
[10]	Federal National Mortgage Assn.	1.625%	10/15/24	3,890	4,039
[10]	Federal National Mortgage Assn.	1.625%	1/7/25	3,460	3,597
[10]	Federal National Mortgage Assn.	0.500%	6/17/25	3,000	2,970
[10]	Federal National Mortgage Assn.	0.375%	8/25/25	6,000	5,898
[10]	Federal National Mortgage Assn.	0.500%	11/7/25	8,500	8,362
[10]	Federal National Mortgage Assn.	2.125%	4/24/26	1,600	1,692
[10]	Federal National Mortgage Assn.	1.875%	9/24/26	2,900	3,026
[10]	Federal National Mortgage Assn.	0.750%	10/8/27	8,500	8,185
[10]	Federal National Mortgage Assn.	6.250%	5/15/29	2,000	2,708
[10]	Federal National Mortgage Assn.	7.125%	1/15/30	2,405	3,465
[10]	Federal National Mortgage Assn.	7.250%	5/15/30	2,025	2,963
[10]	Federal National Mortgage Assn.	0.875%	8/5/30	7,000	6,471
[10]	Federal National Mortgage Assn.	6.625%	11/15/30	9,320	13,281
[10]	Federal National Mortgage Assn.	5.625%	7/15/37	1,260	1,860
[7,8]	Private Export Funding Corp.	4.300%	12/15/21	175	180
[7,8]	Private Export Funding Corp.	2.800%	5/15/22	200	206
[7,8]	Private Export Funding Corp.	2.050%	11/15/22	4,175	4,293
[7,8]	Private Export Funding Corp.	3.550%	1/15/24	725	786
[7,8]	Private Export Funding Corp.	2.450%	7/15/24	525	557
[7]	Private Export Funding Corp.	1.750%	11/15/24	280	292
[7,8]	Private Export Funding Corp.	3.250%	6/15/25	175	192
	Tennessee Valley Authority	1.875%	8/15/22	425	435
	Tennessee Valley Authority	2.875%	9/15/24	954	1,028
	Tennessee Valley Authority	0.750%	5/15/25	500	498
[8]	Tennessee Valley Authority	6.750%	11/1/25	2,920	3,696
[8]	Tennessee Valley Authority	2.875%	2/1/27	1,000	1,096
	Tennessee Valley Authority	7.125%	5/1/30	2,000	2,875
[8]	Tennessee Valley Authority	4.700%	7/15/33	575	741
	Tennessee Valley Authority	4.650%	6/15/35	500	648
	Tennessee Valley Authority	5.880%	4/1/36	785	1,130
	Tennessee Valley Authority	5.500%	6/15/38	225	316
	Tennessee Valley Authority	5.250%	9/15/39	1,912	2,625
	Tennessee Valley Authority	5.375%	4/1/56	580	880
	Tennessee Valley Authority	4.625%	9/15/60	519	711
	Tennessee Valley Authority	4.250%	9/15/65	700	907
					290,336
Conventional Mortgage-Backed Securities (7.7%)
[8,10]	Freddie Mac Gold Pool	2.000%	8/1/28–12/1/31	2,112	2,170
[8,10]	Freddie Mac Gold Pool	2.500%	4/1/27–2/1/43	38,332	39,976
[8,10]	Freddie Mac Gold Pool	3.000%	10/1/24–4/1/47	120,046	126,633
[8,10]	Freddie Mac Gold Pool	3.500%	9/1/25–11/1/48	146,205	156,660
[8,10]	Freddie Mac Gold Pool	4.000%	3/1/24–11/1/48	85,308	93,019
[8,10]	Freddie Mac Gold Pool	4.500%	3/1/23–1/1/49	36,397	40,384
[8,10]	Freddie Mac Gold Pool	5.000%	12/1/21–1/1/49	11,196	12,642
[8,10]	Freddie Mac Gold Pool	5.500%	1/1/22–6/1/41	8,788	10,109
[8,10]	Freddie Mac Gold Pool	6.000%	9/1/21–5/1/40	4,855	5,626
[8,10]	Freddie Mac Gold Pool	6.500%	3/1/24–3/1/39	1,244	1,422
[8,10]	Freddie Mac Gold Pool	7.000%	3/1/26–12/1/38	370	425
[8,10]	Freddie Mac Gold Pool	7.500%	2/1/24–6/1/31	46	54
[8,10]	Freddie Mac Gold Pool	8.000%	11/1/25–1/1/31	40	45
[8,10]	Freddie Mac Gold Pool	8.500%	10/1/26–5/1/27	4	4

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[8,10]	Freddie Mac Gold Pool	9.000%	7/1/24	4	4
[8]	Ginnie Mae I Pool	3.000%	1/15/26–5/15/45	6,434	6,753
[8]	Ginnie Mae I Pool	3.500%	11/15/25–9/15/49	7,142	7,628
[8]	Ginnie Mae I Pool	4.000%	10/15/24–6/15/46	10,838	11,804
[8]	Ginnie Mae I Pool	4.500%	10/15/24–2/15/49	9,905	11,155
[8]	Ginnie Mae I Pool	5.000%	3/15/33–4/15/41	6,617	7,509
[8]	Ginnie Mae I Pool	5.500%	1/15/32–6/15/41	3,529	4,031
[8]	Ginnie Mae I Pool	6.000%	5/15/28–12/15/40	2,022	2,292
[8]	Ginnie Mae I Pool	6.500%	12/15/23–8/15/39	724	786
[8]	Ginnie Mae I Pool	7.000%	8/15/23–8/15/32	285	319
[8]	Ginnie Mae I Pool	7.500%	7/15/24–3/15/32	84	95
[8]	Ginnie Mae I Pool	8.000%	8/15/24–3/15/32	59	69
[8]	Ginnie Mae I Pool	8.500%	7/15/26–6/15/30	7	8
[8]	Ginnie Mae I Pool	9.000%	7/15/25–9/15/25	4	4
[8,11]	Ginnie Mae II Pool	2.000%	11/20/50–4/15/51	111,101	112,239
[8,11]	Ginnie Mae II Pool	2.500%	6/20/27–4/15/51	132,078	136,443
[8]	Ginnie Mae II Pool	3.000%	2/20/27–9/20/50	228,010	239,682
[8,11]	Ginnie Mae II Pool	3.500%	9/20/25–4/15/51	215,824	231,257
[8]	Ginnie Mae II Pool	4.000%	9/20/25–5/20/50	110,479	120,124
[8]	Ginnie Mae II Pool	4.500%	11/20/35–1/20/50	54,191	59,620
[8]	Ginnie Mae II Pool	5.000%	6/20/33–12/20/49	17,700	19,691
[8]	Ginnie Mae II Pool	5.500%	12/20/33–9/20/41	3,738	4,314
[8]	Ginnie Mae II Pool	6.000%	3/20/33–7/20/39	1,484	1,713
[8]	Ginnie Mae II Pool	6.500%	12/20/35–11/20/39	455	528
[8]	Ginnie Mae II Pool	7.000%	4/20/38–8/20/38	53	63
[8,10,11]	UMBS Pool	1.500%	11/1/35–4/15/51	179,231	175,469
[8,10,11]	UMBS Pool	2.000%	11/1/23–4/15/51	684,279	686,980
[8,10,11]	UMBS Pool	2.500%	8/1/22–4/25/51	468,554	483,090
[8,10,11]	UMBS Pool	3.000%	1/1/26–4/25/51	483,251	508,205
[8,10,11]	UMBS Pool	3.500%	9/1/25–4/15/51	334,456	357,351
[8,10]	UMBS Pool	4.000%	2/1/24–10/1/50	250,916	273,097
[8,10]	UMBS Pool	4.500%	4/1/23–7/1/50	122,431	135,620
[8,10]	UMBS Pool	5.000%	2/1/22–3/1/50	43,426	48,860
[8,10]	UMBS Pool	5.500%	7/1/21–6/1/49	13,804	15,972
[8,10]	UMBS Pool	6.000%	6/1/21–5/1/41	10,461	12,111
[8,10]	UMBS Pool	6.500%	1/1/24–10/1/39	3,184	3,685
[8,10]	UMBS Pool	7.000%	12/1/22–11/1/37	1,079	1,249
[8,10]	UMBS Pool	7.500%	11/1/22–12/1/32	96	108
[8,10]	UMBS Pool	8.000%	1/1/26–10/1/30	19	24
[8,10]	UMBS Pool	8.500%	10/1/24–7/1/30	12	14
[8,10]	UMBS Pool	9.000%	1/1/25–6/1/26	4	4
					4,169,139
Nonconventional Mortgage-Backed Securities (0.0%)
[8,10,12]	Fannie Mae Pool, 12M USD LIBOR + 1.290%	1.726%	12/1/41	47	49
[8,10,12]	Fannie Mae Pool, 12M USD LIBOR + 1.472%	1.847%	3/1/43	145	147
[8,10,12]	Fannie Mae Pool, 12M USD LIBOR + 1.310%	1.893%	9/1/37	94	98
[8,10,12]	Fannie Mae Pool, 12M USD LIBOR + 1.530%	1.936%	12/1/43	97	105
[8,10,12]	Fannie Mae Pool, 12M USD LIBOR + 1.623%	1.998%	2/1/36	18	19
[8,10,12]	Fannie Mae Pool, 12M USD LIBOR + 1.627%	2.002%	3/1/38	6	6
[8,10,12]	Fannie Mae Pool, 12M USD LIBOR + 1.643%	2.018%	1/1/37	21	22
[8,10,12]	Fannie Mae Pool, 12M USD LIBOR + 1.431%	2.065%	7/1/36	9	9

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[8,10,12]	Fannie Mae Pool, 12M USD LIBOR + 1.700%	2.075%	12/1/40	33	35
[8,10,12]	Fannie Mae Pool, 12M USD LIBOR + 1.685%	2.105%	12/1/33	12	13
[8,10,12]	Fannie Mae Pool, 12M USD LIBOR + 1.705%	2.109%	11/1/39	10	11
[8,10,12]	Fannie Mae Pool, 12M USD LIBOR + 1.635%	2.135%	11/1/36	14	16
[8,10,12]	Fannie Mae Pool, 12M USD LIBOR + 1.689%-1.780%	2.155%	2/1/41–1/1/42	95	99
[8,10,12]	Fannie Mae Pool, 12M USD LIBOR + 1.795%	2.170%	3/1/42	71	75
[8,10,12]	Fannie Mae Pool, 12M USD LIBOR + 1.668%	2.184%	11/1/39	21	22
[8,10,12]	Fannie Mae Pool, 12M USD LIBOR + 1.810%	2.185%	11/1/39–12/1/40	16	17
[8,10,12]	Fannie Mae Pool, 12M USD LIBOR + 1.815%	2.190%	2/1/41	18	20
[8,10,12]	Fannie Mae Pool, 12M USD LIBOR + 1.820%-1.821%	2.195%	12/1/40–3/1/41	49	52
[8,10,12]	Fannie Mae Pool, 12M USD LIBOR + 1.553%	2.199%	9/1/43	16	16
[8,10,12]	Fannie Mae Pool, 12M USD LIBOR + 1.825%	2.200%	2/1/41–3/1/41	46	49
[8,10,12]	Fannie Mae Pool, 12M USD LIBOR + 1.813%	2.201%	1/1/42	27	29
[8,10,12]	Fannie Mae Pool, 12M USD LIBOR + 1.830%	2.205%	4/1/41	31	31
[8,10,12]	Fannie Mae Pool, 12M USD LIBOR + 1.660%	2.207%	9/1/40	5	5
[8,10,12]	Fannie Mae Pool, 12M USD LIBOR + 1.835%	2.210%	1/1/40	37	39
[8,10,12]	Fannie Mae Pool, 12M USD LIBOR + 1.690%	2.212%	10/1/39	23	24
[8,10,12]	Fannie Mae Pool, 12M USD LIBOR + 1.813%	2.213%	11/1/41	28	30
[8,10,12]	Fannie Mae Pool, 12M USD LIBOR + 1.815%	2.224%	12/1/41	31	33
[8,10,12]	Fannie Mae Pool, 12M USD LIBOR + 1.729%	2.229%	9/1/34	14	15
[8,10,12]	Fannie Mae Pool, 12M USD LIBOR + 1.600%	2.242%	6/1/43	67	68
[8,10,12]	Fannie Mae Pool, 12M USD LIBOR + 1.701%	2.248%	10/1/42	43	46
[8,10,12]	Fannie Mae Pool, 12M USD LIBOR + 1.805%	2.274%	11/1/41	50	54
[8,10,12]	Fannie Mae Pool, 12M USD LIBOR + 1.815%	2.289%	12/1/40	14	14
[8,10,12]	Fannie Mae Pool, 12M USD LIBOR + 1.823%	2.292%	12/1/39	20	21
[8,10,12]	Fannie Mae Pool, 12M USD LIBOR + 1.560%	2.302%	7/1/43	275	284
[8,10,12]	Fannie Mae Pool, 12M USD LIBOR + 1.810%	2.310%	11/1/33–10/1/40	45	48
[8,10,12]	Fannie Mae Pool, 12M USD LIBOR + 1.815%	2.315%	11/1/40	13	14
[8,10,12]	Fannie Mae Pool, 12M USD LIBOR + 1.618%-1.690%	2.326%	8/1/35–9/1/42	133	140
[8,10,12]	Fannie Mae Pool, 12M USD LIBOR + 1.684%	2.329%	8/1/39	51	53

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[8,10,12]	Fannie Mae Pool, 12M USD LIBOR + 1.730%	2.397%	9/1/43	117	121
[8,10,12]	Fannie Mae Pool, 12M USD LIBOR + 1.624%	2.424%	10/1/37	22	23
[8,10,12]	Fannie Mae Pool, 12M USD LIBOR + 1.768%	2.430%	5/1/42	23	24
[8,10,12]	Fannie Mae Pool, 12M USD LIBOR + 1.656%	2.444%	10/1/42	63	64
[8,10,12]	Fannie Mae Pool, 12M USD LIBOR + 1.695%	2.445%	7/1/39	6	7
[8,10,12]	Fannie Mae Pool, 12M USD LIBOR + 1.750%	2.447%	10/1/40	10	10
[8,10,12]	Fannie Mae Pool, 12M USD LIBOR + 1.698%	2.453%	8/1/40	13	13
[8,10,12]	Fannie Mae Pool, 12M USD LIBOR + 1.781%	2.460%	7/1/42	52	57
[8,10,12]	Fannie Mae Pool, 12M USD LIBOR + 1.880%	2.504%	11/1/34	25	27
[8,10,12]	Fannie Mae Pool, 12M USD LIBOR + 1.798%	2.505%	2/1/42	184	197
[8,10,12]	Fannie Mae Pool, 12M USD LIBOR + 1.722%	2.519%	5/1/42	79	83
[8,10,12]	Fannie Mae Pool, 12M USD LIBOR + 1.794%	2.532%	3/1/42	59	64
[8,10,12]	Fannie Mae Pool, 12M USD LIBOR + 1.665%	2.540%	6/1/36	3	3
[8,10,12]	Fannie Mae Pool, 12M USD LIBOR + 1.813%	2.553%	9/1/40	41	43
[8,10,12]	Fannie Mae Pool, 12M USD LIBOR + 1.840%	2.566%	8/1/39	17	18
[8,10,12]	Fannie Mae Pool, 12M USD LIBOR + 1.747%	2.604%	7/1/41	68	72
[8,10,12]	Fannie Mae Pool, 12M USD LIBOR + 1.738%	2.613%	6/1/41	9	10
[8,10,12]	Fannie Mae Pool, 12M USD LIBOR + 1.690%	2.674%	5/1/40	19	20
[8,10,12]	Fannie Mae Pool, 12M USD LIBOR + 1.700%	2.678%	7/1/37	16	18
[8,10,12]	Fannie Mae Pool, 12M USD LIBOR + 1.828%	2.746%	2/1/42	37	40
[8,10,12]	Fannie Mae Pool, 12M USD LIBOR + 1.830%	2.830%	6/1/41	43	45
[8,10,12]	Fannie Mae Pool, 12M USD LIBOR + 1.686%	2.915%	6/1/42	152	160
[8,10,12]	Fannie Mae Pool, 12M USD LIBOR + 1.815%	3.024%	5/1/41	30	32
[8,10,12]	Fannie Mae Pool, 12M USD LIBOR + 1.793%	3.360%	8/1/42	103	103
[8,10,12]	Fannie Mae Pool, 12M USD LIBOR + 1.864%	3.614%	5/1/40	6	6
[8,10,12]	Fannie Mae Pool, 12M USD LIBOR + 1.909%	3.659%	4/1/37	36	38
[8,10,12]	Fannie Mae Pool, 1YR CMT + 2.155%	2.280%	12/1/37	39	40
[8,10,12]	Fannie Mae Pool, 1YR CMT + 2.313%	2.438%	1/1/35	22	24
[8,10,12]	Fannie Mae Pool, 6M USD LIBOR + 1.146%	1.396%	4/1/37	20	21
[8,10,12]	Fannie Mae Pool, 6M USD LIBOR + 1.840%	2.090%	8/1/37	25	26
[8,10]	Fannie Mae REMICS	2.413%	3/25/23	609	628
[8,10,12]	Freddie Mac Non Gold Pool, 12M USD LIBOR + 1.487%	1.987%	3/1/37	3	3

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[8,10,12]	Freddie Mac Non Gold Pool, 12M USD LIBOR + 1.625%	2.000%	1/1/38	4	4
[8,10,12]	Freddie Mac Non Gold Pool, 12M USD LIBOR + 1.640%	2.015%	12/1/36	23	25
[8,10,12]	Freddie Mac Non Gold Pool, 12M USD LIBOR + 1.665%	2.040%	12/1/34	6	6
[8,10,12]	Freddie Mac Non Gold Pool, 12M USD LIBOR + 1.695%	2.070%	2/1/37	16	17
[8,10,12]	Freddie Mac Non Gold Pool, 12M USD LIBOR + 1.727%	2.102%	1/1/35	3	3
[8,10,12]	Freddie Mac Non Gold Pool, 12M USD LIBOR + 1.743%	2.118%	12/1/36	14	14
[8,10,12]	Freddie Mac Non Gold Pool, 12M USD LIBOR + 1.745%	2.120%	12/1/40	45	47
[8,10,12]	Freddie Mac Non Gold Pool, 12M USD LIBOR + 1.750%	2.125%	12/1/41	38	40
[8,10,12]	Freddie Mac Non Gold Pool, 12M USD LIBOR + 1.640%	2.154%	11/1/43	60	63
[8,10,12]	Freddie Mac Non Gold Pool, 12M USD LIBOR + 1.660%	2.160%	10/1/37	15	16
[8,10,12]	Freddie Mac Non Gold Pool, 12M USD LIBOR + 1.854%	2.246%	2/1/42	13	13
[8,10,12]	Freddie Mac Non Gold Pool, 12M USD LIBOR + 1.830%	2.247%	12/1/35	23	25
[8,10,12]	Freddie Mac Non Gold Pool, 12M USD LIBOR + 1.880%	2.255%	12/1/40–3/1/41	43	46
[8,10,12]	Freddie Mac Non Gold Pool, 12M USD LIBOR + 1.889%	2.281%	2/1/42	35	36
[8,10,12]	Freddie Mac Non Gold Pool, 12M USD LIBOR + 1.910%	2.285%	1/1/41–2/1/41	36	38
[8,10,12]	Freddie Mac Non Gold Pool, 12M USD LIBOR + 1.900%	2.353%	11/1/40	16	17
[8,10,12]	Freddie Mac Non Gold Pool, 12M USD LIBOR + 1.561%	2.390%	9/1/37	25	26
[8,10,12]	Freddie Mac Non Gold Pool, 12M USD LIBOR + 1.822%	2.416%	3/1/42	49	52
[8,10,12]	Freddie Mac Non Gold Pool, 12M USD LIBOR + 2.085%	2.460%	3/1/38	5	5
[8,10,12]	Freddie Mac Non Gold Pool, 12M USD LIBOR + 1.895%	2.519%	9/1/40	57	61
[8,10,12]	Freddie Mac Non Gold Pool, 12M USD LIBOR + 1.640%	2.662%	5/1/42	11	12
[8,10,12]	Freddie Mac Non Gold Pool, 12M USD LIBOR + 1.880%	2.768%	6/1/40	6	7
[8,10,12]	Freddie Mac Non Gold Pool, 12M USD LIBOR + 1.900%	2.797%	6/1/40	10	10
[8,10,12]	Freddie Mac Non Gold Pool, 12M USD LIBOR + 1.880%	2.814%	6/1/41	12	12
[8,10,12]	Freddie Mac Non Gold Pool, 12M USD LIBOR + 1.880%	2.880%	6/1/40	17	17
[8,10,12]	Freddie Mac Non Gold Pool, 12M USD LIBOR + 1.880%	3.044%	5/1/40	7	7
[8,10,12]	Freddie Mac Non Gold Pool, 12M USD LIBOR + 1.996%	3.309%	5/1/37	70	73
[8,10,12]	Freddie Mac Non Gold Pool, 12M USD LIBOR + 1.750%	3.500%	5/1/38	2	2
[8,10,12]	Freddie Mac Non Gold Pool, 12M USD LIBOR + 1.880%	3.630%	5/1/40	3	3
[8,10,12]	Freddie Mac Non Gold Pool, 1YR CMT + 2.250%	2.375%	2/1/36	17	18

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[8,10,12]	Freddie Mac Non Gold Pool, 1YR CMT + 2.250%	2.378%	11/1/34	25	26
[8,10,12]	Freddie Mac Non Gold Pool, 1YR CMT + 2.410%	2.537%	10/1/36	22	23
[8,10,12]	Freddie Mac Non Gold Pool, 1YR CMT + 2.250%	2.953%	5/1/36	9	9
[8,10,12]	Freddie Mac Non Gold Pool, 6M USD LIBOR + 1.665%	1.915%	1/1/37	45	47
[8,12]	Ginnie Mae II Pool, 1YR CMT + 1.500%	1.625%	7/20/38–12/20/40	49	52
[8,12]	Ginnie Mae II Pool, 1YR CMT + 1.500%-2.000%	2.125%	10/20/38–12/20/43	524	540
[8,12]	Ginnie Mae II Pool, 1YR CMT + 1.500%	2.250%	7/20/41–8/20/41	206	214
[8,12]	Ginnie Mae II Pool, 1YR CMT + 2.000%	2.375%	5/20/41	9	10
[8,12]	Ginnie Mae II Pool, 1YR CMT + 1.500%	2.875%	4/20/41–6/20/43	318	333
[8,12]	Ginnie Mae II Pool, 1YR CMT + 1.500%	3.000%	1/20/41–3/20/43	454	474
[8,12]	Ginnie Mae II Pool, 1YR CMT + 2.000%	3.375%	5/20/41	6	6
					6,317
Total U.S. Government and Agency Obligations (Cost $12,644,381)					12,726,851
Asset-Backed/Commercial Mortgage-Backed Securities (1.0%)
[8]	Ally Auto Receivables Trust Series 2018-1	2.350%	6/15/22	7	7
[8]	Ally Auto Receivables Trust Series 2018-1	2.530%	2/15/23	125	126
[8]	Ally Auto Receivables Trust Series 2018-3	3.000%	1/17/23	38	38
[8]	Ally Auto Receivables Trust Series 2018-3	3.120%	7/17/23	150	153
[8]	Ally Auto Receivables Trust Series 2019-2	2.230%	1/16/24	994	1,006
[8]	Ally Auto Receivables Trust Series 2019-2	2.260%	8/15/24	125	129
[8]	Ally Auto Receivables Trust Series 2019-4	1.840%	6/17/24	940	951
[8]	Ally Auto Receivables Trust Series 2019-4	1.920%	1/15/25	125	128
[8]	Ally Master Owner Trust Series 2018-2	3.290%	5/15/23	475	477
	American Express Credit Account Master Trust Series 2019-3	2.000%	4/15/25	500	512
[8]	American Express Credit Account Master Trust Class A Series 2017-7	2.350%	5/15/25	975	1,006
[8]	American Express Credit Account Master Trust Class A Series 2018-2	3.010%	10/15/25	1,075	1,131
[8]	American Express Credit Account Master Trust Class A Series 2018-4	2.990%	12/15/23	1,350	1,355
[8]	American Express Credit Account Master Trust Class A Series 2018-8	3.180%	4/15/24	500	507
[8]	AmeriCredit Automobile Receivables Trust Series 2018-1	3.070%	12/19/22	24	24
[8]	AmeriCredit Automobile Receivables Trust Series 2018-1	3.260%	1/18/24	244	247
[8]	AmeriCredit Automobile Receivables Trust Series 2018-1	3.500%	1/18/24	150	155
[8]	AmeriCredit Automobile Receivables Trust Series 2019-1	2.970%	11/20/23	249	252

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[8]	AmeriCredit Automobile Receivables Trust Series 2020-1	1.110%	8/19/24	1,000	1,008
[8]	AmeriCredit Automobile Receivables Trust Series 2020-2	0.660%	12/18/24	25	25
[8]	AmeriCredit Automobile Receivables Trust Series 2020-3	0.530%	6/18/25	100	100
[8]	AmeriCredit Automobile Receivables Trust Series 2020-3	0.760%	12/18/25	100	100
[8]	AmeriCredit Automobile Receivables Trust Series 2021-1	0.370%	8/18/25	250	250
	AmeriCredit Automobile Receivables Trust Series 2021-1	0.680%	10/19/26	150	150
	AmeriCredit Automobile Receivables Trust Series 2021-1	0.890%	10/19/26	100	100
[8]	BA Credit Card Trust Series 2018-A2	3.000%	9/15/23	1,750	1,752
[8]	BA Credit Card Trust Series 2019-A1	1.740%	1/15/25	750	765
[8]	Banc of America Commercial Mortgage Trust Series 2015-UBS7	3.429%	9/15/48	159	169
[8]	Banc of America Commercial Mortgage Trust Series 2015-UBS7	3.705%	9/15/48	300	327
[8]	Banc of America Commercial Mortgage Trust Series 2017-BNK3	3.574%	2/15/50	1,080	1,185
[8]	Banc of America Commercial Mortgage Trust Series 2017-BNK3	3.748%	2/15/50	420	457
[8]	BANK Series 2017-BNK4	3.625%	5/15/50	800	880
[8]	BANK Series 2017-BNK5	3.390%	6/15/60	700	762
[8]	BANK Series 2017-BNK5	3.624%	6/15/60	350	377
[8]	BANK Series 2017-BNK6	3.254%	7/15/60	175	187
[8]	BANK Series 2017-BNK6	3.518%	7/15/60	980	1,074
[8]	BANK Series 2017-BNK6	3.741%	7/15/60	780	846
[8]	BANK Series 2017-BNK7	3.175%	9/15/60	450	483
[8]	BANK Series 2017-BNK7	3.435%	9/15/60	275	300
[8]	BANK Series 2017-BNK7	3.748%	9/15/60	300	325
[8]	BANK Series 2017-BNK8	3.488%	11/15/50	600	657
[8]	BANK Series 2017-BNK8	3.731%	11/15/50	100	109
	BANK Series 2017-BNK8	4.071%	11/15/50	250	262
[8]	BANK Series 2017-BNK9	3.279%	11/15/54	600	643
[8]	BANK Series 2017-BNK9	3.538%	11/15/54	600	658
[8]	BANK Series 2018-BN10	3.641%	2/15/61	125	137
[8]	BANK Series 2018-BN10	3.688%	2/15/61	400	441
[8]	BANK Series 2018-BN10	3.898%	2/15/61	150	165
[8]	BANK Series 2018-BN11	4.046%	3/15/61	400	450
[8]	BANK Series 2018-BN12	4.255%	5/15/61	500	568
[8]	BANK Series 2018-BN12	4.357%	5/15/61	150	169
[8]	BANK Series 2018-BN13	3.953%	8/15/61	165	183
[8]	BANK Series 2018-BN13	4.217%	8/15/61	225	255
[8]	BANK Series 2018-BN14	4.128%	9/15/60	350	371
[8]	BANK Series 2018-BN14	4.231%	9/15/60	250	284
[8]	BANK Series 2018-BN14	4.481%	9/15/60	175	198
[8]	BANK Series 2018-BN15	4.407%	11/15/61	470	539
[8]	BANK Series 2019-BN16	4.005%	2/15/52	275	308
[8]	BANK Series 2019-BN17	3.714%	4/15/52	360	396
[8]	BANK Series 2019-BN17	3.976%	4/15/52	75	83
[8]	BANK Series 2019-BN18	3.584%	5/15/62	640	700
[8]	BANK Series 2019-BN18	3.826%	5/15/62	200	218
[8]	BANK Series 2019-BN19	3.183%	8/15/61	350	373
[8]	BANK Series 2019-BN19	4.033%	8/15/61	140	147
[8]	BANK Series 2019-BN20	3.011%	9/15/62	725	763
[8]	BANK Series 2019-BN21	2.851%	10/17/52	320	333

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[8]	BANK Series 2019-BN21	3.093%	10/17/52	300	311
[8]	BANK Series 2019-BN22	2.978%	11/15/62	315	331
[8]	BANK Series 2019-BN23	2.920%	12/15/52	735	768
[8]	BANK Series 2019-BN23	3.203%	12/15/52	275	290
[8]	BANK Series 2019-BN24	2.960%	11/15/62	575	603
[8]	BANK Series 2019-BN24	3.283%	11/15/62	275	292
[8]	BANK Series 2020-BN25	2.649%	1/15/63	375	385
[8]	BANK Series 2020-BN25	2.841%	1/15/63	265	272
[8]	BANK Series 2020-BN26	2.403%	3/15/63	675	679
[8]	BANK Series 2020-BN26	2.687%	3/15/63	215	215
[8]	BANK Series 2020-BN27	2.144%	4/15/63	600	592
[8]	BANK Series 2020-BN27	2.551%	4/15/63	175	175
[8]	BANK Series 2020-BN28	1.844%	3/15/63	180	172
[8]	BANK Series 2020-BN29	1.997%	11/15/53	250	242
[8]	BANK Series 2020-BN30	1.925%	12/15/53	300	288
[8]	BANK Series 2020-BN30	2.111%	12/15/53	35	34
[8]	BANK Series 2021-BN31	2.036%	2/15/54	225	218
	BANK Series 2021-BN31	2.211%	2/15/54	125	120
[8]	BANK Series 2021-BN32	2.643%	4/15/54	350	357
[8]	Barclays Commercial Mortgage Trust Series 2019-C3	3.583%	5/15/52	225	246
[8]	Barclays Commercial Mortgage Trust Series 2019-C4	2.919%	8/15/52	1,150	1,202
[8]	Barclays Commercial Mortgage Trust Series 2019-C4	3.171%	8/15/52	100	105
[8]	Barclays Commercial Mortgage Trust Series 2019-C5	3.063%	11/15/52	625	660
[8]	Barclays Commercial Mortgage Trust Series 2019-C5	3.366%	11/15/52	375	397
[8]	BBCMS Mortgage Trust Series 2017-C1	3.674%	2/15/50	1,175	1,296
[8]	BBCMS Mortgage Trust Series 2017-C1	3.898%	2/15/50	325	355
[8]	BBCMS Mortgage Trust Series 2018-C2	4.314%	12/15/51	500	571
[8]	BBCMS Mortgage Trust Series 2020-C6	2.639%	2/15/53	450	461
[8]	BBCMS Mortgage Trust Series 2020-C6	2.840%	2/15/53	143	147
[8]	BBCMS Mortgage Trust Series 2020-C7	2.037%	4/15/53	150	147
[8]	BBCMS Mortgage Trust Series 2020-C8	2.040%	10/15/53	525	509
[8]	BBCMS Mortgage Trust Series 2020-C8	2.398%	10/15/53	110	109
[8]	BBCMS Mortgage Trust Series 2021-C9	2.299%	2/15/54	650	644
[8]	Bear Stearns Commercial Mortgage Securities Trust Series 2007-T26	5.432%	1/12/45	47	48
[8]	Benchmark Mortgage Trust Series 2018-B1	3.666%	1/15/51	450	497
[8]	Benchmark Mortgage Trust Series 2018-B1	3.878%	1/15/51	200	219
[8]	Benchmark Mortgage Trust Series 2018-B2	3.662%	2/15/51	450	470
[8]	Benchmark Mortgage Trust Series 2018-B2	3.882%	2/15/51	2,280	2,542
[8]	Benchmark Mortgage Trust Series 2018-B2	4.084%	2/15/51	625	694

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[8]	Benchmark Mortgage Trust Series 2018-B3	3.848%	4/10/51	400	420
[8]	Benchmark Mortgage Trust Series 2018-B3	4.025%	4/10/51	1,000	1,125
[8]	Benchmark Mortgage Trust Series 2018-B4	4.121%	7/15/51	250	283
[8]	Benchmark Mortgage Trust Series 2018-B4	4.311%	7/15/51	500	557
[8]	Benchmark Mortgage Trust Series 2018-B5	4.208%	7/15/51	1,175	1,335
[8]	Benchmark Mortgage Trust Series 2018-B6	4.203%	10/10/51	375	401
[8]	Benchmark Mortgage Trust Series 2018-B6	4.261%	10/10/51	450	512
[8]	Benchmark Mortgage Trust Series 2018-B6	4.441%	10/10/51	125	142
[8]	Benchmark Mortgage Trust Series 2018-B7	4.510%	5/15/53	25	29
[8]	Benchmark Mortgage Trust Series 2018-B8	4.232%	1/15/52	300	342
[8]	Benchmark Mortgage Trust Series 2018-B8	4.532%	1/15/52	200	228
[8]	Benchmark Mortgage Trust Series 2019-B10	3.717%	3/15/62	300	331
[8]	Benchmark Mortgage Trust Series 2019-B10	3.979%	3/15/62	125	138
[8]	Benchmark Mortgage Trust Series 2019-B11	3.542%	5/15/52	1,175	1,282
[8]	Benchmark Mortgage Trust Series 2019-B11	3.784%	5/15/52	310	338
[8]	Benchmark Mortgage Trust Series 2019-B13	2.952%	8/15/57	300	314
[8]	Benchmark Mortgage Trust Series 2019-B14	3.049%	12/15/62	225	238
[8]	Benchmark Mortgage Trust Series 2019-B15	2.928%	12/15/72	265	277
[8]	Benchmark Mortgage Trust Series 2019-B9	4.016%	3/15/52	261	293
[8]	Benchmark Mortgage Trust Series 2020-B16	2.732%	2/15/53	375	387
[8]	Benchmark Mortgage Trust Series 2020-B16	2.944%	2/15/53	100	103
[8]	Benchmark Mortgage Trust Series 2020-B17	2.211%	3/15/53	175	181
[8]	Benchmark Mortgage Trust Series 2020-B17	2.289%	3/15/53	850	846
[8]	Benchmark Mortgage Trust Series 2020-B17	2.583%	3/15/53	105	105
[8]	Benchmark Mortgage Trust Series 2020-B19	1.850%	9/15/53	212	204
[8]	Benchmark Mortgage Trust Series 2020-B19	2.148%	9/15/53	75	72
[8]	Benchmark Mortgage Trust Series 2020-B20	2.034%	10/15/53	425	413
[8]	Benchmark Mortgage Trust Series 2020-B20	2.375%	10/15/53	35	34
[8]	Benchmark Mortgage Trust Series 2020-B21	1.978%	12/17/53	525	507
[8]	Benchmark Mortgage Trust Series 2020-B21	2.254%	12/17/53	50	49

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[8]	Benchmark Mortgage Trust Series 2020-B22	1.973%	1/15/54	400	385
[8]	Benchmark Mortgage Trust Series 2020-IG1	2.687%	9/15/43	575	590
[8]	Benchmark Mortgage Trust Series 2020-IG1	2.909%	9/15/43	175	178
[8]	Benchmark Mortgage Trust Series 2021-B23	2.070%	2/15/54	875	851
	Benchmark Mortgage Trust Series 2021-B23	2.274%	2/15/54	275	265
[8]	Benchmark Mortgage Trust Series 2021-B24	2.584%	3/15/54	500	508
	Benchmark Mortgage Trust Series 2021-B24	2.780%	3/15/54	100	101
[8]	BMW Vehicle Lease Trust Series 2021-1	0.290%	1/25/24	250	250
[8]	BMW Vehicle Lease Trust Series 2021-1	0.370%	7/25/24	75	75
[8]	BMW Vehicle Owner Trust Series 2018-A	2.510%	6/25/24	118	120
[8]	BMW Vehicle Owner Trust Series 2020-A	0.480%	10/25/24	100	100
[8]	BMW Vehicle Owner Trust Series 2020-A	0.620%	4/26/27	25	25
[8]	Cantor Commercial Real Estate Lending Series 2019-CF1	3.786%	5/15/52	65	72
[8]	Cantor Commercial Real Estate Lending Series 2019-CF2	2.874%	11/15/52	550	574
[8]	Cantor Commercial Real Estate Lending Series 2019-CF3	3.006%	1/15/53	560	590
[8]	Cantor Commercial Real Estate Lending Series 2019-CF3	3.298%	1/15/53	240	253
[8]	Capital One Multi-Asset Execution Trust Series 2017-A3	2.430%	1/15/25	700	715
[8]	Capital One Multi-Asset Execution Trust Series 2017-A6	2.290%	7/15/25	1,475	1,519
[8]	Capital One Multi-Asset Execution Trust Series 2018-A1	3.010%	2/15/24	500	500
[8]	Capital One Multi-Asset Execution Trust Series 2019-A1	2.840%	12/15/24	325	332
[8]	Capital One Prime Auto Receivables Trust Series 2019-1	2.510%	11/15/23	401	406
[8]	Capital One Prime Auto Receivables Trust Series 2019-1	2.560%	10/15/24	150	155
[8]	Capital One Prime Auto Receivables Trust Series 2020-1	1.600%	11/15/24	225	228
[8]	Capital One Prime Auto Receivables Trust Series 2020-1	1.630%	8/15/25	50	51
[8]	CarMax Auto Owner Trust Series 2017-4	2.110%	10/17/22	31	31
[8]	CarMax Auto Owner Trust Series 2017-4	2.330%	5/15/23	225	227
[8]	CarMax Auto Owner Trust Series 2018-1	2.480%	11/15/22	79	80
[8]	CarMax Auto Owner Trust Series 2018-1	2.640%	6/15/23	100	102
[8]	CarMax Auto Owner Trust Series 2018-2	2.980%	1/17/23	105	106
[8]	CarMax Auto Owner Trust Series 2018-2	3.160%	7/17/23	200	205

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[8]	CarMax Auto Owner Trust Series 2019-3	2.180%	8/15/24	250	255
[8]	CarMax Auto Owner Trust Series 2019-4	2.020%	11/15/24	750	766
[8]	CarMax Auto Owner Trust Series 2019-4	2.130%	7/15/25	100	104
[8]	CarMax Auto Owner Trust Series 2020-1	1.890%	12/16/24	375	383
[8]	CarMax Auto Owner Trust Series 2020-1	2.030%	6/16/25	55	57
[8]	CarMax Auto Owner Trust Series 2020-2	1.700%	11/15/24	75	76
[8]	CarMax Auto Owner Trust Series 2020-3	0.620%	3/17/25	100	100
[8]	CarMax Auto Owner Trust Series 2020-3	0.770%	3/16/26	25	25
[8]	CarMax Auto Owner Trust Series 2020-4	0.500%	8/15/25	1,825	1,827
[8]	CarMax Auto Owner Trust Series 2020-4	0.630%	6/15/26	75	75
[8]	CarMax Auto Owner Trust Series 2020-4	0.850%	6/15/26	25	25
[8]	CarMax Auto Owner Trust Series 2021-1	0.340%	12/15/25	250	249
[8]	CarMax Auto Owner Trust Series 2021-1	0.530%	10/15/26	50	49
[8]	CD Mortgage Trust Series 2016-CD1	2.724%	8/10/49	625	660
[8]	CD Mortgage Trust Series 2016-CD2	3.526%	11/10/49	600	657
[8]	CD Mortgage Trust Series 2017-CD3	3.453%	2/10/50	66	71
[8]	CD Mortgage Trust Series 2017-CD3	3.631%	2/10/50	503	553
[8]	CD Mortgage Trust Series 2017-CD3	3.833%	2/10/50	131	141
[8]	CD Mortgage Trust Series 2017-CD4	3.514%	5/10/50	500	546
[8]	CD Mortgage Trust Series 2017-CD4	3.747%	5/10/50	300	327
[8]	CD Mortgage Trust Series 2017-CD6	3.332%	11/13/50	250	270
[8]	CD Mortgage Trust Series 2017-CD6	3.456%	11/13/50	475	517
[8]	CD Mortgage Trust Series 2017-CD6	3.709%	11/13/50	275	296
[8]	CD Mortgage Trust Series 2018-CD7	4.213%	8/15/51	30	34
[8]	CD Mortgage Trust Series 2018-CD7	4.279%	8/15/51	575	653
[8]	CD Mortgage Trust Series 2019-CD8	2.657%	8/15/57	200	204
[8]	CD Mortgage Trust Series 2019-CD8	2.912%	8/15/57	775	805
[8]	CenterPoint Energy Transition Bond Co. IV LLC Series 2012-1	3.028%	10/15/25	720	755
[8]	CFCRE Commercial Mortgage Trust Series 2016-C3	3.865%	1/10/48	425	468
[8]	CFCRE Commercial Mortgage Trust Series 2016-C4	3.283%	5/10/58	550	591
	CFCRE Commercial Mortgage Trust Series 2016-C4	3.691%	5/10/58	400	432
[8]	CFCRE Commercial Mortgage Trust Series 2016-C6	3.217%	11/10/49	950	1,016
[8]	CFCRE Commercial Mortgage Trust Series 2017-C8	3.572%	6/15/50	300	327
[8]	CGMS Commercial Mortgage Trust Series 2017-B1	3.458%	8/15/50	800	871
[8]	CGMS Commercial Mortgage Trust Series 2017-B1	3.711%	8/15/50	200	217
[8]	Chase Issuance Trust Series 2012-A7	2.160%	9/15/24	1,314	1,350
[8]	Chase Issuance Trust Series 2020-A1	1.530%	1/15/25	1,900	1,943
[8]	Citibank Credit Card Issuance Trust Series 2014-A5	2.680%	6/7/23	750	753

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[8]	Citibank Credit Card Issuance Trust Series 2016-A2	2.190%	11/20/23	775	785
[8]	Citibank Credit Card Issuance Trust Series 2018-A3	3.290%	5/23/25	2,000	2,124
	Citibank Credit Card Issuance Trust Series 2018-A6	3.210%	12/7/24	400	420
[8]	Citigroup Commercial Mortgage Trust Series 2012-GC8	3.024%	9/10/45	553	565
[8]	Citigroup Commercial Mortgage Trust Series 2013-GC11	3.093%	4/10/46	100	104
[8]	Citigroup Commercial Mortgage Trust Series 2013-GC11	3.422%	4/10/46	100	104
[8]	Citigroup Commercial Mortgage Trust Series 2013-GC15	4.371%	9/10/46	225	243
[8]	Citigroup Commercial Mortgage Trust Series 2013-GC15	4.649%	9/10/46	350	374
[8]	Citigroup Commercial Mortgage Trust Series 2013-GC17	3.675%	11/10/46	41	43
[8]	Citigroup Commercial Mortgage Trust Series 2013-GC17	4.131%	11/10/46	275	296
	Citigroup Commercial Mortgage Trust Series 2013-GC17	4.544%	11/10/46	100	108
[8]	Citigroup Commercial Mortgage Trust Series 2013-GC17	5.095%	11/10/46	100	105
[8]	Citigroup Commercial Mortgage Trust Series 2014-GC19	3.552%	3/10/47	45	48
[8]	Citigroup Commercial Mortgage Trust Series 2014-GC19	4.023%	3/10/47	125	135
[8]	Citigroup Commercial Mortgage Trust Series 2014-GC19	4.345%	3/10/47	125	134
[8]	Citigroup Commercial Mortgage Trust Series 2014-GC21	3.855%	5/10/47	200	217
[8]	Citigroup Commercial Mortgage Trust Series 2014-GC21	4.328%	5/10/47	150	158
[8]	Citigroup Commercial Mortgage Trust Series 2014-GC23	3.622%	7/10/47	300	324
[8]	Citigroup Commercial Mortgage Trust Series 2014-GC25	3.635%	10/10/47	650	702
[8]	Citigroup Commercial Mortgage Trust Series 2015-GC27	3.137%	2/10/48	800	852
[8]	Citigroup Commercial Mortgage Trust Series 2015-GC27	3.571%	2/10/48	325	345
[8]	Citigroup Commercial Mortgage Trust Series 2015-GC29	3.192%	4/10/48	650	696
[8]	Citigroup Commercial Mortgage Trust Series 2015-GC29	3.758%	4/10/48	318	334
[8]	Citigroup Commercial Mortgage Trust Series 2015-GC31	3.762%	6/10/48	350	383
[8]	Citigroup Commercial Mortgage Trust Series 2015-GC33	3.778%	9/10/58	425	466
[8]	Citigroup Commercial Mortgage Trust Series 2016-C1	3.003%	5/10/49	225	237
[8]	Citigroup Commercial Mortgage Trust Series 2016-C1	3.209%	5/10/49	425	458
[8]	Citigroup Commercial Mortgage Trust Series 2016-GC36	3.349%	2/10/49	175	188
[8]	Citigroup Commercial Mortgage Trust Series 2016-GC36	3.616%	2/10/49	2,100	2,298
[8]	Citigroup Commercial Mortgage Trust Series 2016-P4	2.646%	7/10/49	250	262

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[8]	Citigroup Commercial Mortgage Trust Series 2016-P4	2.902%	7/10/49	250	266
[8]	Citigroup Commercial Mortgage Trust Series 2017-C4	3.471%	10/12/50	1,100	1,199
[8]	Citigroup Commercial Mortgage Trust Series 2017-C4	3.764%	10/12/50	150	163
[8]	Citigroup Commercial Mortgage Trust Series 2018-B2	3.788%	3/10/51	150	157
[8]	Citigroup Commercial Mortgage Trust Series 2018-B2	4.009%	3/10/51	1,200	1,342
[8]	Citigroup Commercial Mortgage Trust Series 2019-GC41	2.869%	8/10/56	975	1,017
[8]	Citigroup Commercial Mortgage Trust Series 2019-GC43	3.038%	11/10/52	1,125	1,188
[8]	Citigroup Commercial Mortgage Trust Series 2020-GC46	2.717%	2/15/53	450	463
[8]	Citigroup Commercial Mortgage Trust Series 2020-GC46	2.918%	2/15/53	190	194
[8]	COMM Mortgage Trust Series 2012-CR2	3.147%	8/15/45	144	148
[8]	COMM Mortgage Trust Series 2012-CR2	3.791%	8/15/45	189	193
[3,8]	COMM Mortgage Trust Series 2012-CR3	3.416%	10/15/45	227	230
[8]	COMM Mortgage Trust Series 2012-CR4	2.853%	10/15/45	348	358
[8]	COMM Mortgage Trust Series 2013-CR10	4.210%	8/10/46	160	172
[8]	COMM Mortgage Trust Series 2013-CR11	3.660%	8/10/50	112	116
[8]	COMM Mortgage Trust Series 2013-CR11	3.983%	8/10/50	260	278
[8]	COMM Mortgage Trust Series 2013-CR11	4.258%	8/10/50	330	356
[8]	COMM Mortgage Trust Series 2013-CR11	4.715%	8/10/50	200	216
[8]	COMM Mortgage Trust Series 2013-CR12	3.623%	10/10/46	69	72
[8]	COMM Mortgage Trust Series 2013-CR12	3.765%	10/10/46	167	176
[8]	COMM Mortgage Trust Series 2013-CR12	4.046%	10/10/46	125	134
[8]	COMM Mortgage Trust Series 2013-CR12	4.300%	10/10/46	75	78
[8]	COMM Mortgage Trust Series 2013-CR12	4.762%	10/10/46	50	53
[8]	COMM Mortgage Trust Series 2013-CR13	3.706%	11/10/46	28	30
[8]	COMM Mortgage Trust Series 2013-CR13	4.194%	11/10/46	450	488
[8]	COMM Mortgage Trust Series 2013-CR13	4.449%	11/10/46	150	162
[8]	COMM Mortgage Trust Series 2013-CR6	3.101%	3/10/46	1,858	1,913
[8]	COMM Mortgage Trust Series 2013-CR7	3.213%	3/10/46	92	95
[8]	COMM Mortgage Trust Series 2013-CR8	3.612%	6/10/46	223	235
[8]	COMM Mortgage Trust Series 2013-CR9	4.219%	7/10/45	365	390

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[8]	COMM Mortgage Trust Series 2013-LC13	4.205%	8/10/46	230	247
[8]	COMM Mortgage Trust Series 2013-LC6	2.941%	1/10/46	222	230
[8]	COMM Mortgage Trust Series 2013-LC6	3.282%	1/10/46	154	160
[8]	COMM Mortgage Trust Series 2013-LC6	4.242%	1/10/46	60	61
[8]	COMM Mortgage Trust Series 2014-CR14	3.147%	2/10/47	109	109
[8]	COMM Mortgage Trust Series 2014-CR14	4.236%	2/10/47	275	298
[8]	COMM Mortgage Trust Series 2014-CR14	4.526%	2/10/47	325	351
[8]	COMM Mortgage Trust Series 2014-CR14	4.619%	2/10/47	175	189
[8]	COMM Mortgage Trust Series 2014-CR15	2.928%	2/10/47	96	97
[8]	COMM Mortgage Trust Series 2014-CR15	3.595%	2/10/47	69	72
[8]	COMM Mortgage Trust Series 2014-CR15	4.074%	2/10/47	209	227
[8]	COMM Mortgage Trust Series 2014-CR15	4.691%	2/10/47	105	113
[8]	COMM Mortgage Trust Series 2014-CR15	4.741%	2/10/47	175	189
[8]	COMM Mortgage Trust Series 2014-CR17	3.598%	5/10/47	63	66
[8]	COMM Mortgage Trust Series 2014-CR17	3.977%	5/10/47	275	299
[8]	COMM Mortgage Trust Series 2014-CR17	4.377%	5/10/47	100	105
[8]	COMM Mortgage Trust Series 2014-CR18	3.452%	7/15/47	100	103
[8]	COMM Mortgage Trust Series 2014-CR18	3.828%	7/15/47	125	136
[8]	COMM Mortgage Trust Series 2014-CR18	4.103%	7/15/47	150	161
[8]	COMM Mortgage Trust Series 2014-CR19	3.796%	8/10/47	650	707
[8]	COMM Mortgage Trust Series 2014-CR19	4.080%	8/10/47	150	163
[8]	COMM Mortgage Trust Series 2014-CR20	3.590%	11/10/47	275	295
[8]	COMM Mortgage Trust Series 2014-CR21	3.528%	12/10/47	3,815	4,071
[8]	COMM Mortgage Trust Series 2014-LC15	4.006%	4/10/47	325	352
[8]	COMM Mortgage Trust Series 2014-LC17	3.164%	10/10/47	1	1
[8]	COMM Mortgage Trust Series 2014-LC17	3.917%	10/10/47	175	190
[8]	COMM Mortgage Trust Series 2014-UBS2	3.472%	3/10/47	46	48
[8]	COMM Mortgage Trust Series 2014-UBS2	3.961%	3/10/47	202	218
[8]	COMM Mortgage Trust Series 2014-UBS2	4.199%	3/10/47	57	61
	COMM Mortgage Trust Series 2014-UBS2	4.701%	3/10/47	36	39

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[8]	COMM Mortgage Trust Series 2014-UBS3	3.819%	6/10/47	350	379
[8]	COMM Mortgage Trust Series 2014-UBS4	3.694%	8/10/47	225	243
[8]	COMM Mortgage Trust Series 2014-UBS4	3.968%	8/10/47	167	178
[8]	COMM Mortgage Trust Series 2014-UBS5	3.838%	9/10/47	500	544
[8]	COMM Mortgage Trust Series 2014-UBS6	2.935%	12/10/47	70	70
[8]	COMM Mortgage Trust Series 2014-UBS6	3.387%	12/10/47	318	333
[8]	COMM Mortgage Trust Series 2014-UBS6	3.644%	12/10/47	800	870
[8]	COMM Mortgage Trust Series 2014-UBS6	4.048%	12/10/47	225	243
[8]	COMM Mortgage Trust Series 2015-CR22	2.856%	3/10/48	57	57
[8]	COMM Mortgage Trust Series 2015-CR22	3.309%	3/10/48	575	619
[8]	COMM Mortgage Trust Series 2015-CR22	3.603%	3/10/48	500	539
[8]	COMM Mortgage Trust Series 2015-CR23	3.257%	5/10/48	205	215
[8]	COMM Mortgage Trust Series 2015-CR23	3.497%	5/10/48	475	516
[8]	COMM Mortgage Trust Series 2015-CR23	3.801%	5/10/48	175	188
[8]	COMM Mortgage Trust Series 2015-CR24	3.432%	8/10/48	474	512
[8]	COMM Mortgage Trust Series 2015-CR25	3.759%	8/10/48	425	468
[8]	COMM Mortgage Trust Series 2015-CR26	3.630%	10/10/48	850	930
[8]	COMM Mortgage Trust Series 2015-CR27	3.404%	10/10/48	369	391
[8]	COMM Mortgage Trust Series 2015-CR27	3.612%	10/10/48	400	437
[8]	COMM Mortgage Trust Series 2015-DC1	3.350%	2/10/48	325	350
[8]	COMM Mortgage Trust Series 2015-LC19	3.040%	2/10/48	59	62
[8]	COMM Mortgage Trust Series 2015-LC19	3.183%	2/10/48	425	456
[8]	COMM Mortgage Trust Series 2015-LC19	3.527%	2/10/48	200	214
[8]	COMM Mortgage Trust Series 2015-LC23	3.774%	10/10/48	200	220
[8]	COMM Mortgage Trust Series 2016-CR28	3.762%	2/10/49	1,200	1,323
[8]	COMM Mortgage Trust Series 2016-DC2	3.550%	2/10/49	484	514
[8]	COMM Mortgage Trust Series 2017-COR2	3.510%	9/10/50	125	137
[8]	COMM Mortgage Trust Series 2018-COR3	4.228%	5/10/51	500	566
[8]	COMM Mortgage Trust Series 2019-GC44	2.950%	8/15/57	450	472
	COMM Mortgage Trust Series 2019-GC44	3.263%	8/15/57	150	158

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[8]	CSAIL Commercial Mortgage Trust Series 2015-C1	3.505%	4/15/50	400	431
[8]	CSAIL Commercial Mortgage Trust Series 2015-C1	3.791%	4/15/50	200	216
[8]	CSAIL Commercial Mortgage Trust Series 2015-C1	4.044%	4/15/50	175	183
[8]	CSAIL Commercial Mortgage Trust Series 2015-C2	3.504%	6/15/57	550	594
[8]	CSAIL Commercial Mortgage Trust Series 2015-C2	3.849%	6/15/57	225	235
[8]	CSAIL Commercial Mortgage Trust Series 2015-C3	3.448%	8/15/48	282	297
[8]	CSAIL Commercial Mortgage Trust Series 2015-C3	3.718%	8/15/48	925	1,009
[8]	CSAIL Commercial Mortgage Trust Series 2015-C3	4.128%	8/15/48	200	204
[8]	CSAIL Commercial Mortgage Trust Series 2015-C4	3.617%	11/15/48	181	192
[8]	CSAIL Commercial Mortgage Trust Series 2015-C4	3.808%	11/15/48	500	549
[8]	CSAIL Commercial Mortgage Trust Series 2016-C7	3.502%	11/15/49	800	869
[8]	CSAIL Commercial Mortgage Trust Series 2017-C8	3.392%	6/15/50	800	862
[8]	CSAIL Commercial Mortgage Trust Series 2017-CX10	3.458%	11/15/50	575	621
[8]	CSAIL Commercial Mortgage Trust Series 2017-CX9	3.446%	9/15/50	250	270
[8]	CSAIL Commercial Mortgage Trust Series 2018-CX11	4.033%	4/15/51	1,200	1,335
[8]	CSAIL Commercial Mortgage Trust Series 2018-CX12	4.224%	8/15/51	250	282
[8]	CSAIL Commercial Mortgage Trust Series 2019-C15	4.053%	3/15/52	975	1,089
[8]	CSAIL Commercial Mortgage Trust Series 2019-C16	3.329%	6/15/52	1,125	1,202
[8]	CSAIL Commercial Mortgage Trust Series 2021-C20	2.805%	3/15/54	1,075	1,097
	CSAIL Commercial Mortgage Trust Series 2021-C20	3.076%	3/15/54	175	179
[8]	DBGS Mortgage Trust Series 2018-C1	4.466%	10/15/51	400	460
[8]	DBJPM Mortgage Trust Series 2016-C1	3.276%	5/10/49	300	323
[8]	DBJPM Mortgage Trust Series 2016-C3	2.890%	8/10/49	325	345
[8]	DBJPM Mortgage Trust Series 2017-C6	3.328%	6/10/50	600	651
[8]	DBJPM Mortgage Trust Series 2017-C6	3.561%	6/10/50	150	162
[8]	DBJPM Mortgage Trust Series 2020-C9	1.926%	9/15/53	200	194
[8]	Discover Card Execution Note Trust Series 2017-A2	2.390%	7/15/24	800	814
[8]	Discover Card Execution Note Trust Series 2018-A1	3.030%	8/15/25	1,000	1,050
[8]	Discover Card Execution Note Trust Series 2019-A3	1.890%	10/15/24	1,100	1,127
[8]	Drive Auto Receivables Trust Series 2018-5	4.300%	4/15/26	150	157
	Drive Auto Receivables Trust Series 2019-1	4.090%	6/15/26	460	480
[8]	Drive Auto Receivables Trust Series 2020-1	2.080%	7/15/24	300	303

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[8]	Drive Auto Receivables Trust Series 2020-1	2.360%	3/16/26	190	194
[8]	Drive Auto Receivables Trust Series 2020-2	1.420%	3/17/25	50	51
	Exeter Automobile Receivables Trust Series 2020-3A	1.320%	7/15/25	310	313
	Exeter Automobile Receivables Trust Series 2021-1A	0.500%	2/18/25	150	150
	Exeter Automobile Receivables Trust Series 2021-1A	0.740%	1/15/26	350	349
[8,10]	Fannie Mae-Aces Series 2011-M4	3.726%	6/25/21	132	132
[8,10]	Fannie Mae-Aces Series 2013-M7	2.280%	12/27/22	216	221
[8,10]	Fannie Mae-Aces Series 2014-M1	3.134%	7/25/23	917	962
[8,10]	Fannie Mae-Aces Series 2014-M12	2.614%	10/25/21	353	355
[8,10]	Fannie Mae-Aces Series 2014-M13	3.021%	8/25/24	427	456
[8,10]	Fannie Mae-Aces Series 2014-M3	3.501%	1/25/24	360	386
[8,10]	Fannie Mae-Aces Series 2014-M4	3.346%	3/25/24	555	594
[8,10]	Fannie Mae-Aces Series 2014-M6	2.679%	5/25/21	97	97
[8,10]	Fannie Mae-Aces Series 2014-M7	3.234%	6/25/24	857	910
[8,10]	Fannie Mae-Aces Series 2014-M8	3.056%	6/25/24	528	565
[8,10]	Fannie Mae-Aces Series 2014-M9	3.103%	7/25/24	698	746
[8,10]	Fannie Mae-Aces Series 2015-M1	2.532%	9/25/24	1,000	1,056
[8,10]	Fannie Mae-Aces Series 2015-M10	3.092%	4/25/27	349	380
[8,10]	Fannie Mae-Aces Series 2015-M15	2.923%	10/25/25	1,025	1,102
[8,10]	Fannie Mae-Aces Series 2015-M2	2.620%	12/25/24	583	617
[8,10]	Fannie Mae-Aces Series 2015-M3	2.723%	10/25/24	365	387
[8,10]	Fannie Mae-Aces Series 2015-M4	2.509%	7/25/22	331	335
[8,10]	Fannie Mae-Aces Series 2015-M7	2.590%	12/25/24	626	662
[8,10]	Fannie Mae-Aces Series 2015-M8	2.344%	1/25/25	119	122
[8,10]	Fannie Mae-Aces Series 2015-M8	2.900%	1/25/25	825	882
[8,10]	Fannie Mae-Aces Series 2016-M11	2.369%	7/25/26	900	948
[8,10]	Fannie Mae-Aces Series 2016-M12	2.442%	9/25/26	950	999
[8,10]	Fannie Mae-Aces Series 2016-M13	2.483%	9/25/26	250	265
[8,10]	Fannie Mae-Aces Series 2016-M2	2.152%	1/25/23	378	385
[8,10]	Fannie Mae-Aces Series 2016-M3	2.702%	2/25/26	392	418
[8,10]	Fannie Mae-Aces Series 2016-M4	2.576%	3/25/26	400	424
[8,10]	Fannie Mae-Aces Series 2016-M5	2.469%	4/25/26	800	846
[8,10]	Fannie Mae-Aces Series 2016-M6	2.488%	5/25/26	600	635
[8,10]	Fannie Mae-Aces Series 2016-M7	2.157%	10/25/23	184	189
[8,10]	Fannie Mae-Aces Series 2016-M7	2.499%	9/25/26	300	311
[8,10]	Fannie Mae-Aces Series 2016-M9	2.292%	6/25/26	1,300	1,364
[8,10]	Fannie Mae-Aces Series 2017-M1	2.417%	10/25/26	1,113	1,177
[8,10]	Fannie Mae-Aces Series 2017-M10	2.553%	7/25/24	436	458
[8,10]	Fannie Mae-Aces Series 2017-M11	2.980%	8/25/29	500	540
[8,10]	Fannie Mae-Aces Series 2017-M12	3.085%	6/25/27	1,219	1,331
[8,10]	Fannie Mae-Aces Series 2017-M14	2.868%	11/25/27	350	378
[8,10]	Fannie Mae-Aces Series 2017-M15	3.136%	11/25/27	1,150	1,247
[8,10]	Fannie Mae-Aces Series 2017-M2	2.807%	2/25/27	1,185	1,278
[8,10]	Fannie Mae-Aces Series 2017-M3	2.477%	12/25/26	1,500	1,590
[8,10]	Fannie Mae-Aces Series 2017-M4	2.589%	12/25/26	1,189	1,268
[8,10]	Fannie Mae-Aces Series 2017-M5	3.161%	4/25/29	300	330
[8,10]	Fannie Mae-Aces Series 2017-M7	2.961%	2/25/27	675	731
[8,10]	Fannie Mae-Aces Series 2017-M8	3.061%	5/25/27	1,563	1,703
[8,10]	Fannie Mae-Aces Series 2018-M1	2.985%	12/25/27	575	626
[8,10]	Fannie Mae-Aces Series 2018-M12	3.639%	8/25/30	850	971
[8,10]	Fannie Mae-Aces Series 2018-M13	3.697%	9/25/30	825	945
[8,10]	Fannie Mae-Aces Series 2018-M14	3.578%	8/25/28	475	538
[8,10]	Fannie Mae-Aces Series 2018-M2	2.902%	1/25/28	1,425	1,535
[8,10]	Fannie Mae-Aces Series 2018-M3	3.094%	2/25/30	325	357

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[8,10]	Fannie Mae-Aces Series 2018-M4	3.045%	3/25/28	720	790
[8,10]	Fannie Mae-Aces Series 2018-M7	3.052%	3/25/28	400	437
[8,10]	Fannie Mae-Aces Series 2019-M1	3.555%	9/25/28	750	845
[8,10]	Fannie Mae-Aces Series 2019-M12	2.885%	6/25/29	2,725	2,936
[8,10]	Fannie Mae-Aces Series 2019-M18	2.469%	8/25/29	1,000	1,049
[8,10]	Fannie Mae-Aces Series 2019-M2	3.631%	11/25/28	875	992
[8,10]	Fannie Mae-Aces Series 2019-M22	2.522%	8/25/29	1,475	1,556
[8,10]	Fannie Mae-Aces Series 2019-M4	3.610%	2/25/31	900	1,019
[8,10]	Fannie Mae-Aces Series 2019-M5	3.273%	2/25/29	775	856
[8,10]	Fannie Mae-Aces Series 2019-M7	3.143%	4/25/29	975	1,069
[8,10]	Fannie Mae-Aces Series 2019-M9	2.937%	4/25/29	475	514
[8,10]	Fannie Mae-Aces Series 2020-M1	2.444%	10/25/29	565	592
[8,10]	Fannie Mae-Aces Series 2020-M29	1.492%	5/25/30	350	338
[8,10]	Fannie Mae-Aces Series 2020-M42	1.270%	7/25/30	1,150	1,089
[8,10]	Fannie Mae-Aces Series 2020-M46	1.323%	5/25/30	900	862
[8,10]	Fannie Mae-Aces Series 2020-M5	2.210%	1/25/30	525	536
[8,10]	Fannie Mae-Aces Series 2020-M52	1.320%	10/25/30	675	640
[8,10]	Fannie Mae-Aces Series 2021-M1	1.390%	11/25/30	725	699
[8,10]	Fannie Mae-Aces Series 2021-M4	1.466%	2/25/31	4,275	4,097
[8,10]	FHLMC Multifamily Structured Pass-Through Certificates Series K014	3.871%	4/25/21	26	26
[8,10]	FHLMC Multifamily Structured Pass-Through Certificates Series K017	2.873%	12/25/21	1,280	1,294
[8,10]	FHLMC Multifamily Structured Pass-Through Certificates Series K019	2.272%	3/25/22	1,080	1,096
[8,10]	FHLMC Multifamily Structured Pass-Through Certificates Series K020	2.373%	5/25/22	100	102
[8,10]	FHLMC Multifamily Structured Pass-Through Certificates Series K021	2.396%	6/25/22	915	934
[8,10]	FHLMC Multifamily Structured Pass-Through Certificates Series K026	2.510%	11/25/22	1,275	1,314
[8,10]	FHLMC Multifamily Structured Pass-Through Certificates Series K027	2.637%	1/25/23	1,275	1,321
[8,10]	FHLMC Multifamily Structured Pass-Through Certificates Series K029	3.320%	2/25/23	1,250	1,313
[8,10]	FHLMC Multifamily Structured Pass-Through Certificates Series K030	2.779%	9/25/22	242	246
[8,10]	FHLMC Multifamily Structured Pass-Through Certificates Series K031	3.300%	4/25/23	1,260	1,330
[8,10]	FHLMC Multifamily Structured Pass-Through Certificates Series K032	3.016%	2/25/23	338	346
[8,10]	FHLMC Multifamily Structured Pass-Through Certificates Series K033	2.871%	2/25/23	454	467
[8,10]	FHLMC Multifamily Structured Pass-Through Certificates Series K034	3.531%	7/25/23	1,208	1,287
[8,10]	FHLMC Multifamily Structured Pass-Through Certificates Series K036	3.527%	10/25/23	1,375	1,472

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[8,10]	FHLMC Multifamily Structured Pass-Through Certificates Series K037	3.490%	1/25/24	50	54
[8,10]	FHLMC Multifamily Structured Pass-Through Certificates Series K038	2.604%	10/25/23	102	104
[8,10]	FHLMC Multifamily Structured Pass-Through Certificates Series K038	3.389%	3/25/24	1,275	1,372
[8,10]	FHLMC Multifamily Structured Pass-Through Certificates Series K039	2.683%	12/25/23	102	105
[8,10]	FHLMC Multifamily Structured Pass-Through Certificates Series K039	3.303%	7/25/24	850	918
[8,10]	FHLMC Multifamily Structured Pass-Through Certificates Series K040	2.768%	4/25/24	224	233
[8,10]	FHLMC Multifamily Structured Pass-Through Certificates Series K040	3.241%	9/25/24	1,025	1,109
[8,10]	FHLMC Multifamily Structured Pass-Through Certificates Series K041	3.171%	10/25/24	1,000	1,081
[8,10]	FHLMC Multifamily Structured Pass-Through Certificates Series K042	2.267%	6/25/24	104	107
[8,10]	FHLMC Multifamily Structured Pass-Through Certificates Series K042	2.670%	12/25/24	2,375	2,530
[8,10]	FHLMC Multifamily Structured Pass-Through Certificates Series K043	2.532%	10/25/23	100	102
[8,10]	FHLMC Multifamily Structured Pass-Through Certificates Series K043	3.062%	12/25/24	600	648
[8,10]	FHLMC Multifamily Structured Pass-Through Certificates Series K045	2.493%	11/25/24	254	262
[8,10]	FHLMC Multifamily Structured Pass-Through Certificates Series K045	3.023%	1/25/25	675	729
[8,10]	FHLMC Multifamily Structured Pass-Through Certificates Series K046	3.205%	3/25/25	650	707
[8,10]	FHLMC Multifamily Structured Pass-Through Certificates Series K047	2.827%	12/25/24	135	141
[8,10]	FHLMC Multifamily Structured Pass-Through Certificates Series K047	3.329%	5/25/25	525	574
[8,10]	FHLMC Multifamily Structured Pass-Through Certificates Series K048	3.284%	6/25/25	1,025	1,119
[8,10]	FHLMC Multifamily Structured Pass-Through Certificates Series K049	3.010%	7/25/25	450	487
[8,10]	FHLMC Multifamily Structured Pass-Through Certificates Series K050	3.334%	8/25/25	750	822
[8,10]	FHLMC Multifamily Structured Pass-Through Certificates Series K052	3.151%	11/25/25	450	491

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[8,10]	FHLMC Multifamily Structured Pass-Through Certificates Series K053	2.995%	12/25/25	275	298
[8,10]	FHLMC Multifamily Structured Pass-Through Certificates Series K054	2.745%	1/25/26	700	752
[8,10]	FHLMC Multifamily Structured Pass-Through Certificates Series K055	2.673%	3/25/26	1,000	1,071
[8,10]	FHLMC Multifamily Structured Pass-Through Certificates Series K056	2.525%	5/25/26	575	612
[8,10]	FHLMC Multifamily Structured Pass-Through Certificates Series K057	2.570%	7/25/26	1,025	1,093
[8,10]	FHLMC Multifamily Structured Pass-Through Certificates Series K058	2.653%	8/25/26	500	536
[8,10]	FHLMC Multifamily Structured Pass-Through Certificates Series K059	3.120%	9/25/26	800	876
[8,10]	FHLMC Multifamily Structured Pass-Through Certificates Series K060	3.300%	10/25/26	1,000	1,105
[8,10]	FHLMC Multifamily Structured Pass-Through Certificates Series K061	3.347%	11/25/26	2,000	2,216
[8,10]	FHLMC Multifamily Structured Pass-Through Certificates Series K062	3.413%	12/25/26	2,400	2,668
[8,10]	FHLMC Multifamily Structured Pass-Through Certificates Series K063	3.430%	1/25/27	1,775	1,975
[8,10]	FHLMC Multifamily Structured Pass-Through Certificates Series K064	3.224%	3/25/27	1,300	1,433
[8,10]	FHLMC Multifamily Structured Pass-Through Certificates Series K065	3.243%	4/25/27	915	1,010
[8,10]	FHLMC Multifamily Structured Pass-Through Certificates Series K066	3.117%	6/25/27	600	658
[8,10]	FHLMC Multifamily Structured Pass-Through Certificates Series K067	3.194%	7/25/27	875	965
[8,10]	FHLMC Multifamily Structured Pass-Through Certificates Series K068	3.244%	8/25/27	500	553
[8,10]	FHLMC Multifamily Structured Pass-Through Certificates Series K069	3.187%	9/25/27	875	965
[8,10]	FHLMC Multifamily Structured Pass-Through Certificates Series K070	3.303%	11/25/27	275	305
[8,10]	FHLMC Multifamily Structured Pass-Through Certificates Series K071	3.286%	11/25/27	960	1,065
[8,10]	FHLMC Multifamily Structured Pass-Through Certificates Series K072	3.444%	12/25/27	450	504
[8,10]	FHLMC Multifamily Structured Pass-Through Certificates Series K073	3.350%	1/25/28	500	557

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[8,10]	FHLMC Multifamily Structured Pass-Through Certificates Series K074	3.600%	1/25/28	1,000	1,128
[8,10]	FHLMC Multifamily Structured Pass-Through Certificates Series K075	3.650%	2/25/28	675	764
[8,10]	FHLMC Multifamily Structured Pass-Through Certificates Series K076	3.900%	4/25/28	2,575	2,956
[8,10]	FHLMC Multifamily Structured Pass-Through Certificates Series K078	3.854%	6/25/28	500	572
[8,10]	FHLMC Multifamily Structured Pass-Through Certificates Series K079	3.926%	6/25/28	1,000	1,151
[8,10]	FHLMC Multifamily Structured Pass-Through Certificates Series K080	3.736%	4/25/28	281	314
[8,10]	FHLMC Multifamily Structured Pass-Through Certificates Series K080	3.926%	7/25/28	800	921
[8,10]	FHLMC Multifamily Structured Pass-Through Certificates Series K081	3.900%	8/25/28	1,200	1,380
[8,10]	FHLMC Multifamily Structured Pass-Through Certificates Series K082	3.920%	9/25/28	550	633
[8,10]	FHLMC Multifamily Structured Pass-Through Certificates Series K083	4.050%	9/25/28	3,425	3,977
[8,10]	FHLMC Multifamily Structured Pass-Through Certificates Series K084	3.780%	10/25/28	2,400	2,727
[8,10]	FHLMC Multifamily Structured Pass-Through Certificates Series K085	4.060%	10/25/28	625	722
[8,10]	FHLMC Multifamily Structured Pass-Through Certificates Series K087	3.591%	10/25/27	93	103
[8,10]	FHLMC Multifamily Structured Pass-Through Certificates Series K087	3.771%	12/25/28	800	915
[8,10]	FHLMC Multifamily Structured Pass-Through Certificates Series K088	3.690%	1/25/29	1,175	1,338
[8,10]	FHLMC Multifamily Structured Pass-Through Certificates Series K089	3.563%	1/25/29	475	536
[8,10]	FHLMC Multifamily Structured Pass-Through Certificates Series K090	3.422%	2/25/29	900	1,006
[8,10]	FHLMC Multifamily Structured Pass-Through Certificates Series K091	3.505%	3/25/29	300	337
[8,10]	FHLMC Multifamily Structured Pass-Through Certificates Series K092	3.298%	4/25/29	975	1,082
[8,10]	FHLMC Multifamily Structured Pass-Through Certificates Series K093	2.982%	5/25/29	1,650	1,793
[8,10]	FHLMC Multifamily Structured Pass-Through Certificates Series K094	2.903%	6/25/29	1,150	1,243

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[8,10]	FHLMC Multifamily Structured Pass-Through Certificates Series K095	2.785%	6/25/29	1,150	1,233
[8,10]	FHLMC Multifamily Structured Pass-Through Certificates Series K096	2.519%	7/25/29	1,000	1,052
[8,10]	FHLMC Multifamily Structured Pass-Through Certificates Series K098	2.425%	8/25/29	1,850	1,933
[8,10]	FHLMC Multifamily Structured Pass-Through Certificates Series K099	2.595%	9/25/29	850	899
[8,10]	FHLMC Multifamily Structured Pass-Through Certificates Series K101	2.524%	10/25/29	1,500	1,578
[8,10]	FHLMC Multifamily Structured Pass-Through Certificates Series K102	2.537%	10/25/29	1,400	1,474
[8,10]	FHLMC Multifamily Structured Pass-Through Certificates Series K103	2.651%	11/25/29	1,100	1,168
[8,10]	FHLMC Multifamily Structured Pass-Through Certificates Series K104	2.253%	1/25/30	1,835	1,894
[8,10]	FHLMC Multifamily Structured Pass-Through Certificates Series K105	1.872%	1/25/30	365	366
[8,10]	FHLMC Multifamily Structured Pass-Through Certificates Series K108	1.517%	3/25/30	600	585
[8,10]	FHLMC Multifamily Structured Pass-Through Certificates Series K109	1.558%	4/25/30	1,000	977
[8,10]	FHLMC Multifamily Structured Pass-Through Certificates Series K110	1.477%	4/25/30	225	218
[8,10]	FHLMC Multifamily Structured Pass-Through Certificates Series K111	1.350%	5/25/30	550	528
[8,10]	FHLMC Multifamily Structured Pass-Through Certificates Series K114	1.366%	6/25/30	700	672
[8,10]	FHLMC Multifamily Structured Pass-Through Certificates Series K116	1.378%	7/25/30	1,250	1,200
[8,10]	FHLMC Multifamily Structured Pass-Through Certificates Series K117	1.406%	8/25/30	1,200	1,154
[8,10]	FHLMC Multifamily Structured Pass-Through Certificates Series K118	1.493%	9/25/30	1,600	1,548
[8,10]	FHLMC Multifamily Structured Pass-Through Certificates Series K120	1.500%	10/25/30	1,100	1,064
[8,10]	FHLMC Multifamily Structured Pass-Through Certificates Series K121	0.995%	8/25/30	125	119
[8,10]	FHLMC Multifamily Structured Pass-Through Certificates Series K121	1.547%	10/25/30	700	680
[8,10]	FHLMC Multifamily Structured Pass-Through Certificates Series K122	0.863%	5/25/30	50	48

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[8,10]	FHLMC Multifamily Structured Pass-Through Certificates Series K122	1.521%	11/25/30	700	678
[8,10]	FHLMC Multifamily Structured Pass-Through Certificates Series K123	1.621%	12/25/30	2,150	2,100
[8,10]	FHLMC Multifamily Structured Pass-Through Certificates Series K124	1.658%	12/25/30	1,225	1,200
[8,10]	FHLMC Multifamily Structured Pass-Through Certificates Series K125	1.846%	1/25/31	875	871
[8,10]	FHLMC Multifamily Structured Pass-Through Certificates Series K126	2.074%	1/25/31	1,075	1,093
[8,10]	FHLMC Multifamily Structured Pass-Through Certificates Series K127	2.108%	1/25/31	600	611
[8,10]	FHLMC Multifamily Structured Pass-Through Certificates Series K-1510	3.718%	1/25/31	300	343
[8,10]	FHLMC Multifamily Structured Pass-Through Certificates Series K-1510	3.794%	1/25/34	2,135	2,447
[8,10]	FHLMC Multifamily Structured Pass-Through Certificates Series K-1511	3.470%	3/25/31	375	427
[8,10]	FHLMC Multifamily Structured Pass-Through Certificates Series K-1511	3.542%	3/25/34	950	1,071
[8,10]	FHLMC Multifamily Structured Pass-Through Certificates Series K-1513	2.797%	8/25/34	2,295	2,414
[8,10]	FHLMC Multifamily Structured Pass-Through Certificates Series K-1514	2.859%	10/25/34	950	1,005
[8,10]	FHLMC Multifamily Structured Pass-Through Certificates Series K-1515	1.940%	2/25/35	625	599
[8,10]	FHLMC Multifamily Structured Pass-Through Certificates Series K-1516	1.721%	5/25/35	875	813
[8,10]	FHLMC Multifamily Structured Pass-Through Certificates Series K-1517	1.716%	7/25/35	1,250	1,163
[8,10]	FHLMC Multifamily Structured Pass-Through Certificates Series K-1518	1.860%	10/25/35	375	354
[8,10]	FHLMC Multifamily Structured Pass-Through Certificates Series K-1519	2.013%	12/25/35	1,065	1,023
[8,10]	FHLMC Multifamily Structured Pass-Through Certificates Series K152	3.080%	1/25/31	400	438
[8,10]	FHLMC Multifamily Structured Pass-Through Certificates Series K153	3.294%	3/25/29	1,600	1,772
[8,10]	FHLMC Multifamily Structured Pass-Through Certificates Series K153	3.117%	10/25/31	900	978
[8,10]	FHLMC Multifamily Structured Pass-Through Certificates Series K154	3.424%	4/25/32	150	168

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[8,10]	FHLMC Multifamily Structured Pass-Through Certificates Series K154	3.459%	11/25/32	200	223
[8,10]	FHLMC Multifamily Structured Pass-Through Certificates Series K155	3.750%	11/25/32	400	458
[8,10]	FHLMC Multifamily Structured Pass-Through Certificates Series K155	3.750%	4/25/33	850	971
[8,10]	FHLMC Multifamily Structured Pass-Through Certificates Series K157	3.990%	5/25/33	275	322
[8,10]	FHLMC Multifamily Structured Pass-Through Certificates Series K157	3.990%	8/25/33	375	436
[8,10]	FHLMC Multifamily Structured Pass-Through Certificates Series K716	3.130%	6/25/21	813	816
[8,10]	FHLMC Multifamily Structured Pass-Through Certificates Series K717	2.991%	9/25/21	1,229	1,238
[8,10]	FHLMC Multifamily Structured Pass-Through Certificates Series K718	2.791%	1/25/22	792	802
[8,10]	FHLMC Multifamily Structured Pass-Through Certificates Series K720	2.716%	6/25/22	525	536
[8,10]	FHLMC Multifamily Structured Pass-Through Certificates Series K722	2.183%	5/25/22	254	258
[8,10]	FHLMC Multifamily Structured Pass-Through Certificates Series K723	2.454%	8/25/23	500	521
[8,10]	FHLMC Multifamily Structured Pass-Through Certificates Series K724	3.062%	11/25/23	1,000	1,058
[8,10]	FHLMC Multifamily Structured Pass-Through Certificates Series K725	3.002%	1/25/24	1,200	1,275
[8,10]	FHLMC Multifamily Structured Pass-Through Certificates Series K726	2.905%	4/25/24	721	764
[8,10]	FHLMC Multifamily Structured Pass-Through Certificates Series K727	2.946%	7/25/24	1,500	1,596
[8,10]	FHLMC Multifamily Structured Pass-Through Certificates Series K728	3.064%	8/25/24	1,175	1,257
[8,10]	FHLMC Multifamily Structured Pass-Through Certificates Series K729	3.136%	10/25/24	2,000	2,152
[8,10]	FHLMC Multifamily Structured Pass-Through Certificates Series K730	3.452%	9/25/24	80	82
[8,10]	FHLMC Multifamily Structured Pass-Through Certificates Series K730	3.590%	1/25/25	1,200	1,312
[8,10]	FHLMC Multifamily Structured Pass-Through Certificates Series K731	3.600%	2/25/25	1,000	1,087
[8,10]	FHLMC Multifamily Structured Pass-Through Certificates Series K732	3.700%	5/25/25	1,000	1,097

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[8,10]	FHLMC Multifamily Structured Pass-Through Certificates Series K734	3.208%	2/25/26	1,565	1,705
[8,10]	FHLMC Multifamily Structured Pass-Through Certificates Series K735	2.862%	5/25/26	2,000	2,153
[8,10]	FHLMC Multifamily Structured Pass-Through Certificates Series K737	2.525%	10/25/26	1,700	1,806
[8,10]	FHLMC Multifamily Structured Pass-Through Certificates Series K739	1.336%	9/25/27	1,850	1,844
[8,10]	FHLMC Multifamily Structured Pass-Through Certificates Series K741	1.603%	12/25/27	1,725	1,740
[8,10]	FHLMC Multifamily Structured Pass-Through Certificates Series KC02	3.370%	7/25/25	800	853
[8,10]	FHLMC Multifamily Structured Pass-Through Certificates Series KW01	2.853%	1/25/26	800	862
[8]	Fifth Third Auto Trust Series 2019-1	2.640%	12/15/23	445	452
[8]	Fifth Third Auto Trust Series 2019-1	2.690%	11/16/26	175	181
[8,10]	FNMA Multifamily Structured Pass-Through Certificates Series 2015-M12	2.797%	5/25/25	769	822
[8]	Ford Credit Auto Lease Trust Series 2019-A	2.900%	5/15/22	63	63
[8]	Ford Credit Auto Lease Trust Series 2019-A	2.980%	6/15/22	125	126
[8]	Ford Credit Auto Lease Trust Series 2020-B	0.620%	8/15/23	630	632
[8]	Ford Credit Auto Lease Trust Series 2021-A	0.260%	2/15/24	450	449
[8]	Ford Credit Auto Lease Trust Series 2021-A	0.300%	4/15/24	100	100
[8]	Ford Credit Auto Owner Trust Series 2017-B	1.870%	9/15/22	33	33
[8]	Ford Credit Auto Owner Trust Series 2019-A	2.780%	9/15/23	545	554
[8]	Ford Credit Auto Owner Trust Series 2019-A	2.850%	8/15/24	275	287
[8]	Ford Credit Auto Owner Trust Series 2020-A	1.040%	8/15/24	50	50
[8]	Ford Credit Auto Owner Trust Series 2020-B	0.560%	10/15/24	600	602
[8]	Ford Credit Auto Owner Trust Series 2020-B	0.790%	11/15/25	125	126
[8]	Ford Credit Auto Owner Trust Series 2020-C	0.410%	7/15/25	275	275
[8]	Ford Credit Auto Owner Trust Series 2020-C	0.510%	8/15/26	125	125
[8]	Ford Credit Auto Owner Trust Series 2021-A	0.300%	8/15/25	650	648
[8]	Ford Credit Auto Owner Trust Series 2021-A	0.490%	9/15/26	235	233
[8]	Ford Credit Floorplan Master Owner Trust A Series 2017-3	2.480%	9/15/24	820	845
[8]	Ford Credit Floorplan Master Owner Trust A Series 2018-1	2.950%	5/15/23	1,000	1,003
[8]	Ford Credit Floorplan Master Owner Trust A Series 2018-2	3.170%	3/15/25	900	948

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[8]	Ford Credit Floorplan Master Owner Trust A Series 2019-4	2.440%	9/15/26	765	806
[8]	Ford Credit Floorplan Master Owner Trust A Series 2020-1	0.700%	9/15/25	1,065	1,068
[8]	Ford Credit Floorplan Master Owner Trust A Series 2020-2	1.060%	9/15/27	175	174
[8]	GM Financial Automobile Leasing Trust Series 2019-2	2.670%	3/21/22	91	92
[8]	GM Financial Automobile Leasing Trust Series 2019-2	2.720%	3/20/23	125	126
[8]	GM Financial Automobile Leasing Trust Series 2020-1	1.670%	12/20/22	105	106
[8]	GM Financial Automobile Leasing Trust Series 2020-1	1.700%	12/20/23	40	41
[8]	GM Financial Automobile Leasing Trust Series 2020-2	0.800%	7/20/23	75	75
[8]	GM Financial Automobile Leasing Trust Series 2020-3	0.450%	8/21/23	1,960	1,964
[8]	GM Financial Automobile Leasing Trust Series 2020-3	0.510%	10/21/24	75	75
[8]	GM Financial Automobile Leasing Trust Series 2020-3	0.760%	10/21/24	25	25
[8]	GM Financial Consumer Automobile Receivables Trust Series 2018-2	2.810%	12/16/22	155	156
[8]	GM Financial Consumer Automobile Receivables Trust Series 2018-2	3.020%	12/18/23	400	410
[8]	GM Financial Consumer Automobile Receivables Trust Series 2020-1	1.840%	9/16/24	375	380
[8]	GM Financial Consumer Automobile Receivables Trust Series 2020-1	1.900%	3/17/25	115	118
[8]	GM Financial Consumer Automobile Receivables Trust Series 2020-3	0.450%	4/16/25	125	125
[8]	GM Financial Consumer Automobile Receivables Trust Series 2020-4	0.380%	8/18/25	450	450
[8]	GM Financial Consumer Automobile Receivables Trust Series 2020-4	0.500%	2/17/26	65	65
[8]	GM Financial Consumer Automobile Receivables Trust Series 2021-1	0.350%	10/16/25	350	350
[8]	GM Financial Consumer Automobile Receivables Trust Series 2021-1	0.540%	5/17/27	1,390	1,381
[8]	GM Financial Leasing Trust Series 2021-1	0.260%	2/20/24	300	300
[8]	GM Financial Leasing Trust Series 2021-1	0.330%	2/20/25	75	75
	GM Financial Leasing Trust Series 2021-1	0.540%	2/20/25	50	50
[8]	GS Mortgage Securities Corp. II Series 2013-GC10	2.943%	2/10/46	246	255
[8]	GS Mortgage Securities Corp. II Series 2013-GC10	3.279%	2/10/46	92	95
[8]	GS Mortgage Securities Trust Series 2011-GC5	3.707%	8/10/44	62	62
[8]	GS Mortgage Securities Trust Series 2012-GC6	3.482%	1/10/45	732	739
[8]	GS Mortgage Securities Trust Series 2012-GCJ7	3.377%	5/10/45	262	264
[8]	GS Mortgage Securities Trust Series 2012-GCJ9	2.773%	11/10/45	316	324
[8]	GS Mortgage Securities Trust Series 2013-GC12	3.135%	6/10/46	275	287

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[8]	GS Mortgage Securities Trust Series 2013-GC12	3.375%	6/10/46	118	123
[8]	GS Mortgage Securities Trust Series 2013-GC14	3.817%	8/10/46	62	65
[8]	GS Mortgage Securities Trust Series 2013-GC14	4.243%	8/10/46	1,075	1,155
[8]	GS Mortgage Securities Trust Series 2013-GC16	3.813%	11/10/46	59	62
[8]	GS Mortgage Securities Trust Series 2013-GC16	4.271%	11/10/46	625	676
[8]	GS Mortgage Securities Trust Series 2014-GC18	4.074%	1/10/47	1,025	1,104
[8]	GS Mortgage Securities Trust Series 2014-GC18	4.383%	1/10/47	275	291
[8]	GS Mortgage Securities Trust Series 2014-GC22	3.467%	6/10/47	102	107
[8]	GS Mortgage Securities Trust Series 2014-GC22	3.862%	6/10/47	150	163
[8]	GS Mortgage Securities Trust Series 2014-GC24	3.931%	9/10/47	475	515
[8]	GS Mortgage Securities Trust Series 2014-GC24	4.510%	9/10/47	125	130
[8]	GS Mortgage Securities Trust Series 2014-GC26	3.365%	11/10/47	184	193
[8]	GS Mortgage Securities Trust Series 2014-GC26	3.629%	11/10/47	800	863
[8]	GS Mortgage Securities Trust Series 2014-GC26	3.964%	11/10/47	125	134
[8]	GS Mortgage Securities Trust Series 2014-GC26	4.215%	11/10/47	125	129
[8]	GS Mortgage Securities Trust Series 2015-GC28	3.396%	2/10/48	500	537
[8]	GS Mortgage Securities Trust Series 2015-GC30	3.382%	5/10/50	450	486
[8]	GS Mortgage Securities Trust Series 2015-GC32	3.513%	7/10/48	371	391
[8]	GS Mortgage Securities Trust Series 2015-GC32	3.764%	7/10/48	175	192
[8]	GS Mortgage Securities Trust Series 2015-GC34	3.278%	10/10/48	367	388
[8]	GS Mortgage Securities Trust Series 2015-GC34	3.506%	10/10/48	400	435
[8]	GS Mortgage Securities Trust Series 2016-GS2	3.050%	5/10/49	300	320
[8]	GS Mortgage Securities Trust Series 2016-GS3	2.850%	10/10/49	775	819
[8]	GS Mortgage Securities Trust Series 2016-GS4	3.442%	11/10/49	275	299
[8]	GS Mortgage Securities Trust Series 2016-GS4	3.645%	11/10/49	200	215
[8]	GS Mortgage Securities Trust Series 2017-GS5	3.674%	3/10/50	625	688
[8]	GS Mortgage Securities Trust Series 2017-GS5	3.826%	3/10/50	250	272
[8]	GS Mortgage Securities Trust Series 2017-GS6	3.433%	5/10/50	600	653
[8]	GS Mortgage Securities Trust Series 2017-GS6	4.322%	5/10/50	30	32
[8]	GS Mortgage Securities Trust Series 2017-GS7	3.430%	8/10/50	983	1,067

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[8]	GS Mortgage Securities Trust Series 2017-GS7	3.663%	8/10/50	262	282
[8]	GS Mortgage Securities Trust Series 2019-GC39	3.567%	5/10/52	400	436
[8]	GS Mortgage Securities Trust Series 2019-GC40	3.160%	7/10/52	550	586
[8]	GS Mortgage Securities Trust Series 2019-GC42	3.001%	9/1/52	1,125	1,186
[8]	GS Mortgage Securities Trust Series 2019-GC42	3.212%	9/1/52	275	290
[8]	GS Mortgage Securities Trust Series 2019-GSA1	3.048%	11/10/52	500	526
[8]	GS Mortgage Securities Trust Series 2020-GC45	2.911%	2/13/53	525	549
[8]	GS Mortgage Securities Trust Series 2020-GC45	3.173%	2/13/53	150	157
[8]	GS Mortgage Securities Trust Series 2020-GC47	2.377%	5/12/53	250	251
[8]	GS Mortgage Securities Trust Series 2020-GSA2	2.012%	12/12/53	475	462
[8]	GS Mortgage Securities Trust Series 2020-GSA2	2.224%	12/12/53	75	73
[8]	Honda Auto Receivables Owner Trust Series 2018-1	2.640%	2/15/22	62	62
[8]	Honda Auto Receivables Owner Trust Series 2018-1	2.830%	5/15/24	275	277
[8]	Honda Auto Receivables Owner Trust Series 2018-2	3.010%	5/18/22	57	57
[8]	Honda Auto Receivables Owner Trust Series 2018-2	3.160%	8/19/24	200	203
[8]	Honda Auto Receivables Owner Trust Series 2019-2	2.520%	6/21/23	601	610
[8]	Honda Auto Receivables Owner Trust Series 2019-2	2.540%	3/21/25	125	129
[8]	Honda Auto Receivables Owner Trust Series 2020-1	1.610%	4/22/24	450	458
[8]	Honda Auto Receivables Owner Trust Series 2020-1	1.630%	10/21/26	70	72
[8]	Honda Auto Receivables Owner Trust Series 2020-2	0.820%	7/15/24	255	256
[8]	Honda Auto Receivables Owner Trust Series 2020-3	0.370%	10/18/24	1,465	1,465
[8]	Honda Auto Receivables Owner Trust Series 2020-3	0.460%	4/19/27	75	75
[8]	Honda Auto Receivables Owner Trust Series 2021-1	0.270%	4/21/25	425	424
[8]	Honda Auto Receivables Owner Trust Series 2021-1	0.420%	1/21/28	185	184
[8]	Hyundai Auto Receivables Trust Series 2018-A	2.790%	7/15/22	44	44
[8]	Hyundai Auto Receivables Trust Series 2018-A	2.940%	6/17/24	325	330
[8]	Hyundai Auto Receivables Trust Series 2019-B	2.000%	4/15/25	75	77
[8]	Hyundai Auto Receivables Trust Series 2020-A	1.410%	11/15/24	50	51
[8]	Hyundai Auto Receivables Trust Series 2020-B	0.480%	12/16/24	175	175
[8]	Hyundai Auto Receivables Trust Series 2020-B	0.620%	12/15/25	75	75

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[8]	Hyundai Auto Receivables Trust Series 2020-C	0.380%	5/15/25	200	200
[8]	Hyundai Auto Receivables Trust Series 2020-C	0.490%	11/16/26	50	50
[8]	JP Morgan Chase Commercial Mortgage Securities Trust Series 2012-C6	3.507%	5/15/45	363	372
[8]	JP Morgan Chase Commercial Mortgage Securities Trust Series 2012-C8	2.829%	10/15/45	1,260	1,291
[8]	JP Morgan Chase Commercial Mortgage Securities Trust Series 2012-CBX	3.483%	6/15/45	341	345
[8]	JP Morgan Chase Commercial Mortgage Securities Trust Series 2013-C10	3.143%	12/15/47	143	149
[8]	JP Morgan Chase Commercial Mortgage Securities Trust Series 2013-C10	3.372%	12/15/47	109	113
[8]	JP Morgan Chase Commercial Mortgage Securities Trust Series 2013-C16	3.674%	12/15/46	76	79
[8]	JP Morgan Chase Commercial Mortgage Securities Trust Series 2013-C16	3.881%	12/15/46	199	212
[8]	JP Morgan Chase Commercial Mortgage Securities Trust Series 2013-C16	4.166%	12/15/46	300	324
[8]	JP Morgan Chase Commercial Mortgage Securities Trust Series 2013-C16	4.517%	12/15/46	150	159
[8]	JP Morgan Chase Commercial Mortgage Securities Trust Series 2013-C16	4.957%	12/15/46	150	157
[8]	JP Morgan Chase Commercial Mortgage Securities Trust Series 2013-LC11	2.960%	4/15/46	673	701
[8]	JP Morgan Chase Commercial Mortgage Securities Trust Series 2013-LC11	3.499%	4/15/46	175	171
[8]	JP Morgan Chase Commercial Mortgage Securities Trust Series 2014-C20	3.805%	7/15/47	250	270
[8]	JP Morgan Chase Commercial Mortgage Securities Trust Series 2015-JP1	3.914%	1/15/49	325	360
[8]	JP Morgan Chase Commercial Mortgage Securities Trust Series 2016-JP3	2.870%	8/15/49	975	1,030
[8]	JP Morgan Chase Commercial Mortgage Securities Trust Series 2016-JP4	3.648%	12/15/49	400	439
[8]	JP Morgan Chase Commercial Mortgage Securities Trust Series 2016-JP4	3.870%	12/15/49	325	353
[8]	JPMBB Commercial Mortgage Securities Trust Series 2013-C12	3.664%	7/15/45	122	129
[8]	JPMBB Commercial Mortgage Securities Trust Series 2013-C12	4.044%	7/15/45	81	85
[8]	JPMBB Commercial Mortgage Securities Trust Series 2013-C14	3.761%	8/15/46	114	119

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[8]	JPMBB Commercial Mortgage Securities Trust Series 2013-C14	4.133%	8/15/46	790	833
[8]	JPMBB Commercial Mortgage Securities Trust Series 2013-C14	4.409%	8/15/46	220	234
[8]	JPMBB Commercial Mortgage Securities Trust Series 2013-C15	3.659%	11/15/45	33	34
[8]	JPMBB Commercial Mortgage Securities Trust Series 2013-C15	4.131%	11/15/45	435	469
[8]	JPMBB Commercial Mortgage Securities Trust Series 2013-C15	4.420%	11/15/45	275	295
[8]	JPMBB Commercial Mortgage Securities Trust Series 2013-C17	3.705%	1/15/47	104	109
[8]	JPMBB Commercial Mortgage Securities Trust Series 2013-C17	4.199%	1/15/47	625	677
[8]	JPMBB Commercial Mortgage Securities Trust Series 2013-C17	4.458%	1/15/47	125	135
[8]	JPMBB Commercial Mortgage Securities Trust Series 2013-C17	4.889%	1/15/47	188	199
[8]	JPMBB Commercial Mortgage Securities Trust Series 2014-C18	4.079%	2/15/47	774	837
[8]	JPMBB Commercial Mortgage Securities Trust Series 2014-C18	4.439%	2/15/47	93	99
[8]	JPMBB Commercial Mortgage Securities Trust Series 2014-C18	4.806%	2/15/47	113	119
[8]	JPMBB Commercial Mortgage Securities Trust Series 2014-C19	3.046%	4/15/47	2	2
[8]	JPMBB Commercial Mortgage Securities Trust Series 2014-C19	3.669%	4/15/47	225	226
[8]	JPMBB Commercial Mortgage Securities Trust Series 2014-C19	3.997%	4/15/47	225	243
[8]	JPMBB Commercial Mortgage Securities Trust Series 2014-C19	4.243%	4/15/47	175	188
[8]	JPMBB Commercial Mortgage Securities Trust Series 2014-C21	3.428%	8/15/47	69	72
[8]	JPMBB Commercial Mortgage Securities Trust Series 2014-C21	3.775%	8/15/47	100	108
[8]	JPMBB Commercial Mortgage Securities Trust Series 2014-C21	3.997%	8/15/47	75	81
[8]	JPMBB Commercial Mortgage Securities Trust Series 2014-C22	3.801%	9/15/47	650	704
[8]	JPMBB Commercial Mortgage Securities Trust Series 2014-C22	4.110%	9/15/47	175	188
[8]	JPMBB Commercial Mortgage Securities Trust Series 2014-C23	3.934%	9/15/47	319	347
[8]	JPMBB Commercial Mortgage Securities Trust Series 2014-C23	4.202%	9/15/47	188	202
[8]	JPMBB Commercial Mortgage Securities Trust Series 2014-C24	2.940%	11/15/47	45	45
[8]	JPMBB Commercial Mortgage Securities Trust Series 2014-C24	3.639%	11/15/47	150	162
[8]	JPMBB Commercial Mortgage Securities Trust Series 2014-C24	3.914%	11/15/47	300	323
[8]	JPMBB Commercial Mortgage Securities Trust Series 2014-C25	3.672%	11/15/47	750	813
[8]	JPMBB Commercial Mortgage Securities Trust Series 2014-C25	4.065%	11/15/47	200	216
[8]	JPMBB Commercial Mortgage Securities Trust Series 2014-C26	3.494%	1/15/48	360	389
[8]	JPMBB Commercial Mortgage Securities Trust Series 2014-C26	3.800%	1/15/48	200	216

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[8]	JPMBB Commercial Mortgage Securities Trust Series 2014-C26	3.951%	1/15/48	200	210
[8]	JPMBB Commercial Mortgage Securities Trust Series 2015-C27	3.017%	2/15/48	322	338
[8]	JPMBB Commercial Mortgage Securities Trust Series 2015-C27	3.179%	2/15/48	218	232
[8]	JPMBB Commercial Mortgage Securities Trust Series 2015-C28	3.227%	10/15/48	500	535
[8]	JPMBB Commercial Mortgage Securities Trust Series 2015-C28	3.532%	10/15/48	100	106
[8]	JPMBB Commercial Mortgage Securities Trust Series 2015-C29	3.304%	5/15/48	176	185
[8]	JPMBB Commercial Mortgage Securities Trust Series 2015-C29	3.611%	5/15/48	350	381
[8]	JPMBB Commercial Mortgage Securities Trust Series 2015-C30	3.559%	7/15/48	346	363
[8]	JPMBB Commercial Mortgage Securities Trust Series 2015-C30	3.822%	7/15/48	425	468
[8]	JPMBB Commercial Mortgage Securities Trust Series 2015-C30	4.226%	7/15/48	200	221
[8]	JPMBB Commercial Mortgage Securities Trust Series 2015-C31	3.540%	8/15/48	175	186
[8]	JPMBB Commercial Mortgage Securities Trust Series 2015-C31	3.801%	8/15/48	443	484
[8]	JPMBB Commercial Mortgage Securities Trust Series 2015-C32	3.358%	11/15/48	350	371
[8]	JPMBB Commercial Mortgage Securities Trust Series 2015-C32	3.598%	11/15/48	425	461
[8]	JPMBB Commercial Mortgage Securities Trust Series 2015-C33	3.770%	12/15/48	300	330
[8]	JPMBB Commercial Mortgage Securities Trust Series 2016-C1	3.316%	3/15/49	299	317
[8]	JPMCC Commercial Mortgage Securities Trust Series 2017-JP5	3.723%	3/15/50	1,250	1,376
[8]	JPMCC Commercial Mortgage Securities Trust Series 2017-JP6	3.050%	7/15/50	120	122
[8]	JPMCC Commercial Mortgage Securities Trust Series 2017-JP6	3.490%	7/15/50	250	272
[8]	JPMCC Commercial Mortgage Securities Trust Series 2017-JP6	3.744%	7/15/50	400	434
[8]	JPMCC Commercial Mortgage Securities Trust Series 2019-COR4	4.029%	3/10/52	1,400	1,571
[8]	JPMCC Commercial Mortgage Securities Trust Series 2019-COR5	3.386%	6/13/52	850	915
[8]	JPMCC Commercial Mortgage Securities Trust Series 2019-COR5	3.669%	6/13/52	75	81
[8]	JPMDB Commercial Mortgage Securities Trust Series 2016-C2	3.144%	6/15/49	300	320
[8]	JPMDB Commercial Mortgage Securities Trust Series 2016-C2	3.484%	6/15/49	150	159
[8]	JPMDB Commercial Mortgage Securities Trust Series 2017-C5	3.694%	3/15/50	2,000	2,197
[8]	JPMDB Commercial Mortgage Securities Trust Series 2017-C5	3.858%	3/15/50	425	460
[8]	JPMDB Commercial Mortgage Securities Trust Series 2017-C7	3.409%	10/15/50	275	300
	JPMDB Commercial Mortgage Securities Trust Series 2017-C7	3.713%	10/15/50	175	191
[8]	JPMDB Commercial Mortgage Securities Trust Series 2018-C8	4.211%	6/15/51	1,000	1,131

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[8]	JPMDB Commercial Mortgage Securities Trust Series 2018-C8	4.421%	6/15/51	125	142
[8]	JPMDB Commercial Mortgage Securities Trust Series 2019-COR6	3.057%	11/13/52	750	792
[8]	JPMDB Commercial Mortgage Securities Trust Series 2020-COR7	2.180%	5/13/53	250	247
[8]	Mercedes-Benz Auto Lease Trust Series 2020-A	1.840%	12/15/22	275	278
[8]	Mercedes-Benz Auto Lease Trust Series 2020-A	1.880%	9/15/25	125	127
[8]	Mercedes-Benz Auto Lease Trust Series 2020-B	0.500%	6/15/26	50	50
[8]	Mercedes-Benz Auto Lease Trust Series 2021-A	0.250%	1/16/24	300	300
[8]	Mercedes-Benz Auto Lease Trust Series 2021-A	0.320%	10/15/26	125	125
[8]	Mercedes-Benz Auto Receivables Trust Series 2020-1	0.550%	2/18/25	175	176
[8]	Mercedes-Benz Auto Receivables Trust Series 2020-1	0.770%	10/15/26	30	30
[8]	Morgan Stanley Bank of America Merrill Lynch Trust Series 2012-C5	3.176%	8/15/45	175	179
[8]	Morgan Stanley Bank of America Merrill Lynch Trust Series 2013-C10	4.081%	7/15/46	1,600	1,689
[8]	Morgan Stanley Bank of America Merrill Lynch Trust Series 2013-C11	4.152%	8/15/46	240	257
[8]	Morgan Stanley Bank of America Merrill Lynch Trust Series 2013-C11	4.352%	8/15/46	120	123
[8]	Morgan Stanley Bank of America Merrill Lynch Trust Series 2013-C12	4.259%	10/15/46	445	479
[8]	Morgan Stanley Bank of America Merrill Lynch Trust Series 2013-C13	4.039%	11/15/46	300	324
[8]	Morgan Stanley Bank of America Merrill Lynch Trust Series 2013-C13	4.746%	11/15/46	150	157
[8]	Morgan Stanley Bank of America Merrill Lynch Trust Series 2013-C7	2.918%	2/15/46	179	185
[8]	Morgan Stanley Bank of America Merrill Lynch Trust Series 2013-C7	3.214%	2/15/46	36	37
[8]	Morgan Stanley Bank of America Merrill Lynch Trust Series 2013-C8	3.134%	12/15/48	225	234
[8]	Morgan Stanley Bank of America Merrill Lynch Trust Series 2013-C8	3.376%	12/15/48	100	103
[8]	Morgan Stanley Bank of America Merrill Lynch Trust Series 2013-C9	3.102%	5/15/46	150	157
[8]	Morgan Stanley Bank of America Merrill Lynch Trust Series 2013-C9	3.456%	5/15/46	125	130
[8]	Morgan Stanley Bank of America Merrill Lynch Trust Series 2014-C14	4.064%	2/15/47	375	405
[8]	Morgan Stanley Bank of America Merrill Lynch Trust Series 2014-C14	4.860%	2/15/47	150	162
[8]	Morgan Stanley Bank of America Merrill Lynch Trust Series 2014-C16	3.477%	6/15/47	47	49
[8]	Morgan Stanley Bank of America Merrill Lynch Trust Series 2014-C16	3.892%	6/15/47	325	351
[8]	Morgan Stanley Bank of America Merrill Lynch Trust Series 2014-C16	4.343%	6/15/47	125	128
[8]	Morgan Stanley Bank of America Merrill Lynch Trust Series 2014-C18	3.923%	10/15/47	100	109
[8]	Morgan Stanley Bank of America Merrill Lynch Trust Series 2014-C18	4.474%	10/15/47	125	134

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[8]	Morgan Stanley Bank of America Merrill Lynch Trust Series 2014-C19	3.326%	12/15/47	168	176
[8]	Morgan Stanley Bank of America Merrill Lynch Trust Series 2014-C19	3.526%	12/15/47	275	297
[8]	Morgan Stanley Bank of America Merrill Lynch Trust Series 2015-C20	3.069%	2/15/48	157	164
[8]	Morgan Stanley Bank of America Merrill Lynch Trust Series 2015-C20	3.249%	2/15/48	725	779
[8]	Morgan Stanley Bank of America Merrill Lynch Trust Series 2015-C22	3.040%	4/15/48	354	369
[8]	Morgan Stanley Bank of America Merrill Lynch Trust Series 2015-C22	3.306%	4/15/48	325	349
[8]	Morgan Stanley Bank of America Merrill Lynch Trust Series 2015-C22	3.883%	4/15/48	200	208
[8]	Morgan Stanley Bank of America Merrill Lynch Trust Series 2015-C23	3.398%	7/15/50	126	133
[8]	Morgan Stanley Bank of America Merrill Lynch Trust Series 2015-C23	3.719%	7/15/50	450	492
[8]	Morgan Stanley Bank of America Merrill Lynch Trust Series 2015-C24	3.732%	5/15/48	275	302
[8]	Morgan Stanley Bank of America Merrill Lynch Trust Series 2015-C25	3.383%	10/15/48	435	459
[8]	Morgan Stanley Bank of America Merrill Lynch Trust Series 2015-C25	3.635%	10/15/48	350	383
[8]	Morgan Stanley Bank of America Merrill Lynch Trust Series 2015-C26	3.323%	10/15/48	251	265
[8]	Morgan Stanley Bank of America Merrill Lynch Trust Series 2015-C26	3.531%	10/15/48	300	328
[8]	Morgan Stanley Bank of America Merrill Lynch Trust Series 2015-C27	3.557%	12/15/47	186	197
[8]	Morgan Stanley Bank of America Merrill Lynch Trust Series 2015-C27	3.753%	12/15/47	250	275
[8]	Morgan Stanley Bank of America Merrill Lynch Trust Series 2016-C28	3.288%	1/15/49	294	309
[8]	Morgan Stanley Bank of America Merrill Lynch Trust Series 2016-C28	3.544%	1/15/49	800	870
[8]	Morgan Stanley Bank of America Merrill Lynch Trust Series 2016-C30	2.860%	9/15/49	800	847
[8]	Morgan Stanley Bank of America Merrill Lynch Trust Series 2016-C31	3.102%	11/15/49	950	1,016
[8]	Morgan Stanley Bank of America Merrill Lynch Trust Series 2016-C32	3.720%	12/15/49	800	883
[8]	Morgan Stanley Bank of America Merrill Lynch Trust Series 2016-C32	3.994%	12/15/49	325	354
[8]	Morgan Stanley Bank of America Merrill Lynch Trust Series 2017-C33	3.599%	5/15/50	1,000	1,095
	Morgan Stanley Bank of America Merrill Lynch Trust Series 2017-C33	3.852%	5/15/50	400	437
[8]	Morgan Stanley Bank of America Merrill Lynch Trust Series 2017-C34	3.276%	11/15/52	400	429
[8]	Morgan Stanley Bank of America Merrill Lynch Trust Series 2017-C34	3.536%	11/15/52	575	629
[8]	Morgan Stanley Capital I Series 2017-HR2	3.587%	12/15/50	225	246
[8]	Morgan Stanley Capital I Trust Series 2012-C4	3.244%	3/15/45	648	656
[8]	Morgan Stanley Capital I Trust Series 2012-C4	3.773%	3/15/45	225	227
[8]	Morgan Stanley Capital I Trust Series 2015-UBS8	3.809%	12/15/48	300	330

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[8]	Morgan Stanley Capital I Trust Series 2016-BNK2	3.049%	11/15/49	400	428
[8]	Morgan Stanley Capital I Trust Series 2016-BNK2	3.282%	11/15/49	317	336
[8]	Morgan Stanley Capital I Trust Series 2016-UB11	2.782%	8/15/49	800	847
[8]	Morgan Stanley Capital I Trust Series 2016-UB12	3.596%	12/15/49	825	898
[8]	Morgan Stanley Capital I Trust Series 2017-H1	3.530%	6/15/50	550	601
[8]	Morgan Stanley Capital I Trust Series 2019-H6	3.417%	6/15/52	1,050	1,133
[8]	Morgan Stanley Capital I Trust Series 2019-H6	3.700%	6/15/52	125	134
[8]	Morgan Stanley Capital I Trust Series 2019-H7	3.261%	7/15/52	200	213
[8]	Morgan Stanley Capital I Trust Series 2019-L2	3.806%	3/15/52	250	275
[8]	Morgan Stanley Capital I Trust Series 2019-L2	4.071%	3/15/52	625	700
[8]	Morgan Stanley Capital I Trust Series 2019-L3	3.127%	11/15/52	775	818
[8]	Morgan Stanley Capital I Trust Series 2020-L4	2.698%	2/15/53	750	771
[8]	Morgan Stanley Capital I Trust Series 2020-L4	2.880%	2/15/53	115	117
[8]	Nissan Auto Lease Trust Series 2020-A	1.840%	1/17/23	175	177
[8]	Nissan Auto Lease Trust Series 2020-A	1.880%	4/15/25	75	76
[8]	Nissan Auto Receivables Owner Trust Series 2017-B	1.950%	10/16/23	160	160
[8]	Nissan Auto Receivables Owner Trust Series 2018-A	2.650%	5/16/22	42	42
[8]	Nissan Auto Receivables Owner Trust Series 2018-A	2.890%	6/17/24	400	406
[8]	Nissan Auto Receivables Owner Trust Series 2019-B	2.500%	11/15/23	509	517
[8]	Nissan Auto Receivables Owner Trust Series 2019-B	2.540%	12/15/25	150	156
[8]	Nissan Auto Receivables Owner Trust Series 2019-C	1.930%	7/15/24	650	662
[8]	Nissan Auto Receivables Owner Trust Series 2019-C	1.950%	5/15/26	150	155
[8]	Nissan Auto Receivables Owner Trust Series 2020-A	1.380%	12/16/24	150	152
[8]	Nissan Auto Receivables Owner Trust Series 2020-B	0.550%	7/15/24	200	201
[8]	Nissan Auto Receivables Owner Trust Series 2020-B	0.710%	2/16/27	50	50
[8]	PSNH Funding LLC 3 Series 2018-1	3.094%	2/1/26	101	105
[8]	PSNH Funding LLC 3 Series 2018-1	3.506%	8/1/28	100	109
[8]	PSNH Funding LLC 3 Series 2018-1	3.814%	2/1/35	225	251
[8]	Santander Drive Auto Receivables Trust Series 2018-2	3.350%	7/17/23	81	81
[8]	Santander Drive Auto Receivables Trust Series 2018-3	3.510%	8/15/23	82	83
	Santander Drive Auto Receivables Trust Series 2020-1	4.110%	12/15/25	195	208
[8]	Santander Drive Auto Receivables Trust Series 2020-2	0.960%	11/15/24	100	101
[8]	Santander Drive Auto Receivables Trust Series 2020-2	1.460%	9/15/25	150	152

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[8]	Santander Drive Auto Receivables Trust Series 2020-3	0.690%	3/17/25	150	150
[8]	Santander Drive Auto Receivables Trust Series 2020-3	1.120%	1/15/26	100	101
[8]	Santander Drive Auto Receivables Trust Series 2020-4	0.730%	3/17/25	100	100
[8]	Santander Drive Auto Receivables Trust Series 2020-4	1.010%	1/15/26	150	150
	Santander Drive Auto Receivables Trust Series 2021-1	0.500%	4/15/25	375	375
	Santander Drive Auto Receivables Trust Series 2021-1	0.750%	2/17/26	200	200
[8]	Synchrony Card Funding LLC Series 2019-A2	2.340%	6/15/25	260	266
[8]	Synchrony Card Issuance Trust Series 2018-A1	3.380%	9/15/24	1,200	1,217
[8]	Synchrony Credit Card Master Note Trust Series 2016-2	2.210%	5/15/24	1,162	1,165
[8]	Synchrony Credit Card Master Note Trust Series 2017-2	2.620%	10/15/25	675	698
[8]	Synchrony Credit Card Master Note Trust Series 2018-2	3.470%	5/15/26	1,175	1,247
[8]	Toyota Auto Receivables Owner Trust Series 2018-A	2.350%	5/16/22	63	63
[8]	Toyota Auto Receivables Owner Trust Series 2018-A	2.520%	5/15/23	175	177
[8]	Toyota Auto Receivables Owner Trust Series 2018-B	2.960%	9/15/22	147	148
[8]	Toyota Auto Receivables Owner Trust Series 2018-B	3.110%	11/15/23	100	102
[8]	Toyota Auto Receivables Owner Trust Series 2020-A	1.660%	5/15/24	565	575
[8]	Toyota Auto Receivables Owner Trust Series 2020-A	1.680%	5/15/25	195	200
[8]	Toyota Auto Receivables Owner Trust Series 2020-B	1.360%	8/15/24	50	51
[8]	Toyota Auto Receivables Owner Trust Series 2020-C	0.440%	10/15/24	165	165
[8]	Toyota Auto Receivables Owner Trust Series 2020-D	0.350%	1/15/25	300	300
[8]	Toyota Auto Receivables Owner Trust Series 2020-D	0.470%	1/15/26	50	50
[8]	Toyota Auto Receivables Owner Trust Series 2021-A	0.260%	5/15/25	250	249
[8]	Toyota Auto Receivables Owner Trust Series 2021-A	0.390%	6/15/26	100	99
[8]	UBS Commercial Mortgage Trust Series 2017-C1	3.460%	6/15/50	800	871
[8]	UBS Commercial Mortgage Trust Series 2017-C1	3.724%	6/15/50	350	378
[8]	UBS Commercial Mortgage Trust Series 2017-C2	3.487%	8/15/50	600	652
[8]	UBS Commercial Mortgage Trust Series 2017-C2	3.740%	8/15/50	150	160
[8]	UBS Commercial Mortgage Trust Series 2017-C3	3.426%	8/15/50	725	789
[8]	UBS Commercial Mortgage Trust Series 2017-C3	3.739%	8/15/50	300	324
[8]	UBS Commercial Mortgage Trust Series 2017-C4	3.301%	10/15/50	475	505

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[8]	UBS Commercial Mortgage Trust Series 2017-C4	3.563%	10/15/50	600	658
[8]	UBS Commercial Mortgage Trust Series 2017-C4	3.836%	10/15/50	262	286
[8]	UBS Commercial Mortgage Trust Series 2017-C5	3.474%	11/15/50	400	433
[8]	UBS Commercial Mortgage Trust Series 2017-C7	3.679%	12/15/50	600	664
[8]	UBS Commercial Mortgage Trust Series 2017-C7	4.061%	12/15/50	325	359
[8]	UBS Commercial Mortgage Trust Series 2018-C10	4.313%	5/15/51	800	910
[8]	UBS Commercial Mortgage Trust Series 2018-C11	4.241%	6/15/51	150	168
[8]	UBS Commercial Mortgage Trust Series 2018-C12	4.296%	8/15/51	475	537
[8]	UBS Commercial Mortgage Trust Series 2018-C13	4.208%	10/15/51	119	126
[8]	UBS Commercial Mortgage Trust Series 2018-C13	4.334%	10/15/51	600	684
[8]	UBS Commercial Mortgage Trust Series 2018-C13	4.585%	10/15/51	100	113
[8]	UBS Commercial Mortgage Trust Series 2018-C14	4.448%	12/15/51	975	1,115
[8]	UBS Commercial Mortgage Trust Series 2018-C15	4.341%	12/15/51	575	653
[8]	UBS Commercial Mortgage Trust Series 2018-C8	3.720%	2/15/51	600	659
[8]	UBS Commercial Mortgage Trust Series 2018-C8	3.983%	2/15/51	200	223
[8]	UBS Commercial Mortgage Trust Series 2018-C8	4.215%	2/15/51	325	364
[8]	UBS Commercial Mortgage Trust Series 2018-C9	4.117%	3/15/51	1,200	1,342
[8]	UBS Commercial Mortgage Trust Series 2019-C16	3.605%	4/15/52	400	436
[8]	UBS Commercial Mortgage Trust Series 2019-C16	3.887%	4/15/52	125	137
[8]	UBS Commercial Mortgage Trust Series 2019-C17	2.921%	10/15/52	450	467
[8]	UBS Commercial Mortgage Trust Series 2019-C18	3.035%	12/15/52	275	287
[8]	UBS-Barclays Commercial Mortgage Trust Series 2012-C4	2.850%	12/10/45	1,000	1,031
[8]	UBS-Barclays Commercial Mortgage Trust Series 2013-C5	3.185%	3/10/46	290	301
[8]	UBS-Barclays Commercial Mortgage Trust Series 2013-C6	3.244%	4/10/46	175	182
[8]	UBS-Barclays Commercial Mortgage Trust Series 2013-C6	3.469%	4/10/46	75	77
[8]	Volkswagen Auto Loan Enhanced Trust Series 2018-1	3.020%	11/21/22	81	82
[8]	Volkswagen Auto Loan Enhanced Trust Series 2018-1	3.150%	7/22/24	100	102
[8]	Volkswagen Auto Loan Enhanced Trust Series 2020-1	0.980%	11/20/24	100	101
[8]	Wells Fargo Commercial Mortgage Trust Series 2012-LC5	2.918%	10/15/45	199	204
[8]	Wells Fargo Commercial Mortgage Trust Series 2014-LC16	3.477%	8/15/50	64	67

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[8]	Wells Fargo Commercial Mortgage Trust Series 2014-LC16	3.817%	8/15/50	900	970
	Wells Fargo Commercial Mortgage Trust Series 2014-LC16	4.020%	8/15/50	50	53
[8]	Wells Fargo Commercial Mortgage Trust Series 2014-LC18	3.271%	12/15/47	119	121
[8]	Wells Fargo Commercial Mortgage Trust Series 2014-LC18	3.405%	12/15/47	400	432
[8]	Wells Fargo Commercial Mortgage Trust Series 2014-LC18	3.808%	12/15/47	200	215
[8]	Wells Fargo Commercial Mortgage Trust Series 2015-C26	2.991%	2/15/48	316	329
[8]	Wells Fargo Commercial Mortgage Trust Series 2015-C26	3.166%	2/15/48	200	214
[8]	Wells Fargo Commercial Mortgage Trust Series 2015-C26	3.580%	2/15/48	175	186
[8]	Wells Fargo Commercial Mortgage Trust Series 2015-C27	3.190%	2/15/48	872	918
[8]	Wells Fargo Commercial Mortgage Trust Series 2015-C28	3.540%	5/15/48	625	680
[8]	Wells Fargo Commercial Mortgage Trust Series 2015-C28	3.872%	5/15/48	117	126
[8]	Wells Fargo Commercial Mortgage Trust Series 2015-C29	3.400%	6/15/48	213	224
[8]	Wells Fargo Commercial Mortgage Trust Series 2015-C29	3.637%	6/15/48	625	683
[8]	Wells Fargo Commercial Mortgage Trust Series 2015-C30	3.664%	9/15/58	225	246
[8]	Wells Fargo Commercial Mortgage Trust Series 2015-LC20	2.978%	4/15/50	90	94
[8]	Wells Fargo Commercial Mortgage Trust Series 2015-LC20	3.184%	4/15/50	853	916
[8]	Wells Fargo Commercial Mortgage Trust Series 2015-LC20	3.719%	4/15/50	200	211
[8]	Wells Fargo Commercial Mortgage Trust Series 2015-LC22	3.571%	9/15/58	155	165
[8]	Wells Fargo Commercial Mortgage Trust Series 2015-LC22	3.839%	9/15/58	275	303
[8]	Wells Fargo Commercial Mortgage Trust Series 2015-LC22	4.207%	9/15/58	225	246
[8]	Wells Fargo Commercial Mortgage Trust Series 2015-NXS1	2.632%	5/15/48	24	24
[8]	Wells Fargo Commercial Mortgage Trust Series 2015-NXS1	2.934%	5/15/48	94	97
[8]	Wells Fargo Commercial Mortgage Trust Series 2015-NXS1	3.148%	5/15/48	175	188
[8]	Wells Fargo Commercial Mortgage Trust Series 2015-P2	3.656%	12/15/48	309	329
[8]	Wells Fargo Commercial Mortgage Trust Series 2015-P2	3.809%	12/15/48	200	221
[8]	Wells Fargo Commercial Mortgage Trust Series 2015-SG1	3.789%	9/15/48	767	830
[8]	Wells Fargo Commercial Mortgage Trust Series 2016-BNK1	2.652%	8/15/49	525	552
[8]	Wells Fargo Commercial Mortgage Trust Series 2016-C32	3.324%	1/15/59	211	223
[8]	Wells Fargo Commercial Mortgage Trust Series 2016-C32	3.560%	1/15/59	475	519
[8]	Wells Fargo Commercial Mortgage Trust Series 2016-C33	3.426%	3/15/59	315	343

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[8]	Wells Fargo Commercial Mortgage Trust Series 2016-C34	3.096%	6/15/49	325	341
[8]	Wells Fargo Commercial Mortgage Trust Series 2016-C36	2.807%	11/15/59	175	183
[8]	Wells Fargo Commercial Mortgage Trust Series 2016-C37	3.794%	12/15/49	325	360
[8]	Wells Fargo Commercial Mortgage Trust Series 2016-LC24	2.825%	10/15/49	350	368
[8]	Wells Fargo Commercial Mortgage Trust Series 2016-LC24	2.942%	10/15/49	614	654
[8]	Wells Fargo Commercial Mortgage Trust Series 2016-LC25	3.640%	12/15/59	210	231
[8]	Wells Fargo Commercial Mortgage Trust Series 2017-C38	3.453%	7/15/50	854	931
[8]	Wells Fargo Commercial Mortgage Trust Series 2017-C38	3.665%	7/15/50	242	262
[8]	Wells Fargo Commercial Mortgage Trust Series 2017-C39	3.418%	9/15/50	725	789
[8]	Wells Fargo Commercial Mortgage Trust Series 2017-C39	3.702%	9/15/50	400	433
[8]	Wells Fargo Commercial Mortgage Trust Series 2017-C40	3.317%	10/15/50	400	424
[8]	Wells Fargo Commercial Mortgage Trust Series 2017-C40	3.581%	10/15/50	600	658
[8]	Wells Fargo Commercial Mortgage Trust Series 2017-C40	3.854%	10/15/50	150	164
[8]	Wells Fargo Commercial Mortgage Trust Series 2017-C41	3.472%	11/15/50	1,000	1,086
[8]	Wells Fargo Commercial Mortgage Trust Series 2017-RB1	3.635%	3/15/50	1,200	1,322
[8]	Wells Fargo Commercial Mortgage Trust Series 2017-RC1	3.631%	1/15/60	1,200	1,315
[8]	Wells Fargo Commercial Mortgage Trust Series 2018-C43	4.012%	3/15/51	1,200	1,344
[8]	Wells Fargo Commercial Mortgage Trust Series 2018-C43	4.152%	3/15/51	200	223
[8]	Wells Fargo Commercial Mortgage Trust Series 2018-C44	4.212%	5/15/51	775	875
[8]	Wells Fargo Commercial Mortgage Trust Series 2018-C45	4.184%	6/15/51	1,000	1,129
[8]	Wells Fargo Commercial Mortgage Trust Series 2018-C46	4.152%	8/15/51	475	535
[8]	Wells Fargo Commercial Mortgage Trust Series 2018-C47	4.442%	9/15/61	1,075	1,231
[8]	Wells Fargo Commercial Mortgage Trust Series 2018-C48	4.302%	1/15/52	500	570
[8]	Wells Fargo Commercial Mortgage Trust Series 2019-C49	4.023%	3/15/52	975	1,092
[8]	Wells Fargo Commercial Mortgage Trust Series 2019-C50	3.729%	5/15/52	575	632
[8]	Wells Fargo Commercial Mortgage Trust Series 2019-C51	3.311%	6/15/52	780	836
[8]	Wells Fargo Commercial Mortgage Trust Series 2019-C52	2.892%	8/15/52	200	209
[8]	Wells Fargo Commercial Mortgage Trust Series 2019-C52	3.143%	8/15/52	350	364
[8]	Wells Fargo Commercial Mortgage Trust Series 2019-C53	3.040%	10/15/52	750	790
[8]	Wells Fargo Commercial Mortgage Trust Series 2019-C54	3.146%	12/15/52	450	477

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[8]	Wells Fargo Commercial Mortgage Trust Series 2020-C55	2.725%	2/15/53	675	695
[8]	Wells Fargo Commercial Mortgage Trust Series 2020-C56	2.448%	6/15/53	135	136
[8]	Wells Fargo Commercial Mortgage Trust Series 2020-C58	2.092%	7/15/53	175	170
[8]	WFRBS Commercial Mortgage Trust Series 2012-C10	2.875%	12/15/45	600	618
[8]	WFRBS Commercial Mortgage Trust Series 2012-C6	3.440%	4/15/45	419	422
[8]	WFRBS Commercial Mortgage Trust Series 2012-C7	3.431%	6/15/45	300	307
[8]	WFRBS Commercial Mortgage Trust Series 2012-C7	4.090%	6/15/45	250	251
[8]	WFRBS Commercial Mortgage Trust Series 2012-C8	3.001%	8/15/45	175	179
[8]	WFRBS Commercial Mortgage Trust Series 2012-C9	2.870%	11/15/45	319	327
[8]	WFRBS Commercial Mortgage Trust Series 2013-C11	3.071%	3/15/45	251	260
[8]	WFRBS Commercial Mortgage Trust Series 2013-C12	3.198%	3/15/48	109	113
[8]	WFRBS Commercial Mortgage Trust Series 2013-C12	3.560%	3/15/48	52	54
[8]	WFRBS Commercial Mortgage Trust Series 2013-C13	3.001%	5/15/45	222	231
[8]	WFRBS Commercial Mortgage Trust Series 2013-C13	3.345%	5/15/45	44	46
[8]	WFRBS Commercial Mortgage Trust Series 2013-C14	3.337%	6/15/46	400	421
[8]	WFRBS Commercial Mortgage Trust Series 2013-C14	3.488%	6/15/46	200	208
[8]	WFRBS Commercial Mortgage Trust Series 2013-C15	3.720%	8/15/46	68	71
[8]	WFRBS Commercial Mortgage Trust Series 2013-C15	4.153%	8/15/46	650	695
[8]	WFRBS Commercial Mortgage Trust Series 2013-C15	4.358%	8/15/46	160	169
[8]	WFRBS Commercial Mortgage Trust Series 2013-C16	3.963%	9/15/46	94	98
[8]	WFRBS Commercial Mortgage Trust Series 2013-C16	4.415%	9/15/46	180	195
[8]	WFRBS Commercial Mortgage Trust Series 2013-C16	4.668%	9/15/46	290	313
[8]	WFRBS Commercial Mortgage Trust Series 2013-C17	3.558%	12/15/46	54	56
[8]	WFRBS Commercial Mortgage Trust Series 2013-C17	4.023%	12/15/46	100	108
[8]	WFRBS Commercial Mortgage Trust Series 2013-C17	4.255%	12/15/46	100	106
[8]	WFRBS Commercial Mortgage Trust Series 2013-C17	4.788%	12/15/46	100	106
[8]	WFRBS Commercial Mortgage Trust Series 2013-C18	4.162%	12/15/46	1,436	1,557
[8]	WFRBS Commercial Mortgage Trust Series 2013-C18	4.387%	12/15/46	50	54
[8]	WFRBS Commercial Mortgage Trust Series 2013-C18	4.862%	12/15/46	75	79
[8]	WFRBS Commercial Mortgage Trust Series 2013-UBS1	4.079%	3/15/46	174	188

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[8]	WFRBS Commercial Mortgage Trust Series 2013-UBS1	5.040%	3/15/46	50	53
[8]	WFRBS Commercial Mortgage Trust Series 2014-C19	3.618%	3/15/47	30	31
[8]	WFRBS Commercial Mortgage Trust Series 2014-C19	3.660%	3/15/47	53	55
[8]	WFRBS Commercial Mortgage Trust Series 2014-C19	4.101%	3/15/47	175	190
[8]	WFRBS Commercial Mortgage Trust Series 2014-C19	4.723%	3/15/47	50	54
[8]	WFRBS Commercial Mortgage Trust Series 2014-C20	3.638%	5/15/47	62	65
[8]	WFRBS Commercial Mortgage Trust Series 2014-C20	3.995%	5/15/47	125	136
[8]	WFRBS Commercial Mortgage Trust Series 2014-C20	4.176%	5/15/47	125	134
[8]	WFRBS Commercial Mortgage Trust Series 2014-C21	3.678%	8/15/47	425	459
[8]	WFRBS Commercial Mortgage Trust Series 2014-C22	3.752%	9/15/57	650	707
[8]	WFRBS Commercial Mortgage Trust Series 2014-C22	4.371%	9/15/57	100	107
[8]	WFRBS Commercial Mortgage Trust Series 2014-C23	3.636%	10/15/57	180	189
[8]	WFRBS Commercial Mortgage Trust Series 2014-C23	3.917%	10/15/57	125	136
[8]	WFRBS Commercial Mortgage Trust Series 2014-C23	4.210%	10/15/57	75	81
[8]	WFRBS Commercial Mortgage Trust Series 2014-LC14	3.522%	3/15/47	172	178
[8]	WFRBS Commercial Mortgage Trust Series 2014-LC14	4.045%	3/15/47	725	784
[8]	WFRBS Commercial Mortgage Trust Series 2014-LC14	4.351%	3/15/47	300	321
[8]	World Omni Auto Receivables Trust Series 2019-C	1.960%	12/16/24	475	483
[8]	World Omni Auto Receivables Trust Series 2020-A	1.700%	1/17/23	200	204
[8]	World Omni Auto Receivables Trust Series 2020-A	1.100%	4/15/25	350	354
[8]	World Omni Auto Receivables Trust Series 2020-A	1.790%	6/16/25	115	118
[8]	World Omni Auto Receivables Trust Series 2020-B	0.630%	5/15/25	175	176
[8]	World Omni Auto Receivables Trust Series 2020-B	0.820%	1/15/26	50	50
[8]	World Omni Auto Receivables Trust Series 2020-C	0.480%	11/17/25	200	200
[8]	World Omni Auto Receivables Trust Series 2020-C	0.610%	10/15/26	75	75
[8]	World Omni Auto Receivables Trust Series 2021-A	0.300%	1/15/26	215	214
[8]	World Omni Auto Receivables Trust Series 2021-A	0.480%	9/15/26	50	49
[8]	World Omni Automobile Lease Securitization Trust Series 2020-B	0.450%	2/15/24	350	350
[8]	World Omni Automobile Lease Securitization Trust Series 2020-B	0.520%	2/17/26	75	75
[8]	World Omni Select Auto Trust Series 2020-A	0.550%	7/15/25	50	50
Total Asset-Backed/Commercial Mortgage-Backed Securities (Cost $505,871)					525,206

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Corporate Bonds (10.7%)
Communications (1.0%)
	Activision Blizzard Inc.	3.400	9/15/26	1,047	1,145
	Activision Blizzard Inc.	1.350	9/15/30	1,000	903
	Activision Blizzard Inc.	4.500	6/15/47	325	383
	Activision Blizzard Inc.	2.500	9/15/50	1,200	1,006
	Alphabet Inc.	3.375	2/25/24	100	108
	Alphabet Inc.	0.450	8/15/25	800	786
	Alphabet Inc.	1.998	8/15/26	1,600	1,666
	Alphabet Inc.	0.800	8/15/27	900	862
	Alphabet Inc.	1.100	8/15/30	1,800	1,651
	Alphabet Inc.	1.900	8/15/40	1,000	864
	Alphabet Inc.	2.050	8/15/50	2,000	1,645
	Alphabet Inc.	2.250	8/15/60	1,600	1,298
	America Movil SAB de CV	3.125	7/16/22	1,060	1,092
	America Movil SAB de CV	3.625	4/22/29	700	750
	America Movil SAB de CV	2.875	5/7/30	700	713
	America Movil SAB de CV	6.375	3/1/35	800	1,103
	America Movil SAB de CV	6.125	11/15/37	300	398
	America Movil SAB de CV	6.125	3/30/40	1,500	2,034
	America Movil SAB de CV	4.375	7/16/42	950	1,075
	America Movil SAB de CV	4.375	4/22/49	1,800	2,053
	AT&T Inc.	3.000	6/30/22	1,750	1,799
	AT&T Inc.	4.050	12/15/23	375	409
	AT&T Inc.	0.900	3/25/24	1,500	1,503
	AT&T Inc.	4.450	4/1/24	825	906
	AT&T Inc.	3.950	1/15/25	804	883
	AT&T Inc.	3.400	5/15/25	3,632	3,939
	AT&T Inc.	3.600	7/15/25	825	899
	AT&T Inc.	4.125	2/17/26	2,514	2,814
	AT&T Inc.	1.700	3/25/26	3,000	2,999
	AT&T Inc.	3.800	2/15/27	2,570	2,837
	AT&T Inc.	2.300	6/1/27	2,650	2,705
	AT&T Inc.	1.650	2/1/28	2,750	2,659
[8]	AT&T Inc.	4.100	2/15/28	952	1,064
	AT&T Inc.	4.350	3/1/29	2,700	3,046
[8]	AT&T Inc.	4.300	2/15/30	2,249	2,527
	AT&T Inc.	2.750	6/1/31	2,600	2,583
	AT&T Inc.	2.250	2/1/32	3,000	2,841
[3,8]	AT&T Inc.	2.550	12/1/33	3,118	2,944
	AT&T Inc.	4.500	5/15/35	2,330	2,624
	AT&T Inc.	5.250	3/1/37	2,325	2,805
	AT&T Inc.	4.900	8/15/37	1,405	1,649
	AT&T Inc.	4.850	3/1/39	1,000	1,160
	AT&T Inc.	5.350	9/1/40	1,205	1,468
	AT&T Inc.	3.500	6/1/41	2,650	2,610
	AT&T Inc.	5.550	8/15/41	410	509
	AT&T Inc.	5.150	3/15/42	1,000	1,199
	AT&T Inc.	4.900	6/15/42	900	1,042
	AT&T Inc.	4.300	12/15/42	1,523	1,660
	AT&T Inc.	3.100	2/1/43	3,600	3,362
	AT&T Inc.	4.350	6/15/45	1,137	1,252
	AT&T Inc.	4.750	5/15/46	1,825	2,101
[8]	AT&T Inc.	5.150	11/15/46	742	899
	AT&T Inc.	4.500	3/9/48	1,900	2,094
	AT&T Inc.	4.550	3/9/49	5,062	5,558
	AT&T Inc.	5.150	2/15/50	750	897
	AT&T Inc.	3.650	6/1/51	3,135	3,026

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	AT&T Inc.	3.300	2/1/52	1,800	1,622
[3,8]	AT&T Inc.	3.500	9/15/53	6,206	5,714
[3,8]	AT&T Inc.	3.550	9/15/55	5,951	5,451
[3,8]	AT&T Inc.	3.800	12/1/57	5,253	5,000
[3,8]	AT&T Inc.	3.650	9/15/59	2,249	2,057
	AT&T Inc.	3.850	6/1/60	1,155	1,104
	AT&T Inc.	3.500	2/1/61	1,400	1,271
	Baidu Inc.	2.875	7/6/22	1,050	1,075
	Baidu Inc.	3.500	11/28/22	500	521
	Baidu Inc.	3.875	9/29/23	800	855
	Baidu Inc.	4.375	5/14/24	400	439
	Baidu Inc.	3.075	4/7/25	200	211
	Baidu Inc.	1.720	4/9/26	500	498
	Baidu Inc.	3.625	7/6/27	325	354
	Baidu Inc.	4.375	3/29/28	400	444
	Baidu Inc.	4.875	11/14/28	300	345
	Baidu Inc.	3.425	4/7/30	700	731
	Bell Canada	4.300	7/29/49	400	452
	Booking Holdings Inc.	2.750	3/15/23	400	417
	Booking Holdings Inc.	3.650	3/15/25	400	434
	Booking Holdings Inc.	4.100	4/13/25	500	557
	Booking Holdings Inc.	3.600	6/1/26	755	825
	Booking Holdings Inc.	4.500	4/13/27	900	1,046
	Booking Holdings Inc.	3.550	3/15/28	650	708
	British Telecommunications plc	4.500	12/4/23	500	547
	British Telecommunications plc	5.125	12/4/28	450	528
	British Telecommunications plc	9.625	12/15/30	2,300	3,539
	Charter Communications Operating LLC	4.464	7/23/22	2,415	2,519
[8]	Charter Communications Operating LLC	4.500	2/1/24	1,330	1,455
	Charter Communications Operating LLC	4.908	7/23/25	3,500	3,967
	Charter Communications Operating LLC	3.750	2/15/28	880	954
	Charter Communications Operating LLC	5.050	3/30/29	1,300	1,490
	Charter Communications Operating LLC	2.800	4/1/31	1,815	1,782
	Charter Communications Operating LLC	2.300	2/1/32	800	743
	Charter Communications Operating LLC	6.384	10/23/35	1,964	2,542
	Charter Communications Operating LLC	3.500	6/1/41	1,000	947
	Charter Communications Operating LLC	6.484	10/23/45	2,810	3,669
	Charter Communications Operating LLC	5.375	5/1/47	1,650	1,916
	Charter Communications Operating LLC	5.750	4/1/48	2,550	3,111
	Charter Communications Operating LLC	5.125	7/1/49	750	836
	Charter Communications Operating LLC	4.800	3/1/50	2,450	2,597
	Charter Communications Operating LLC	3.700	4/1/51	1,745	1,634
	Charter Communications Operating LLC	6.834	10/23/55	1,325	1,793

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Charter Communications Operating LLC	3.850	4/1/61	2,800	2,569
Comcast Cable Communications Holdings Inc.	9.455	11/15/22	1,108	1,270
Comcast Corp.	3.000	2/1/24	3,200	3,414
Comcast Corp.	3.600	3/1/24	350	380
Comcast Corp.	3.375	2/15/25	999	1,082
Comcast Corp.	3.375	8/15/25	2,955	3,211
Comcast Corp.	3.950	10/15/25	3,089	3,448
Comcast Corp.	3.150	3/1/26	2,000	2,162
Comcast Corp.	2.350	1/15/27	1,930	2,006
Comcast Corp.	3.300	2/1/27	1,075	1,166
Comcast Corp.	3.300	4/1/27	1,250	1,358
Comcast Corp.	3.150	2/15/28	1,381	1,483
Comcast Corp.	4.150	10/15/28	2,000	2,277
Comcast Corp.	2.650	2/1/30	1,050	1,073
Comcast Corp.	3.400	4/1/30	1,375	1,483
Comcast Corp.	4.250	10/15/30	1,200	1,374
Comcast Corp.	1.950	1/15/31	1,300	1,249
Comcast Corp.	1.500	2/15/31	1,400	1,295
Comcast Corp.	4.250	1/15/33	1,275	1,480
Comcast Corp.	7.050	3/15/33	1,025	1,450
Comcast Corp.	5.650	6/15/35	1,080	1,409
Comcast Corp.	4.400	8/15/35	1,000	1,159
Comcast Corp.	6.500	11/15/35	350	493
Comcast Corp.	3.200	7/15/36	700	723
Comcast Corp.	6.450	3/15/37	1,350	1,897
Comcast Corp.	6.950	8/15/37	20	29
Comcast Corp.	3.900	3/1/38	1,225	1,350
Comcast Corp.	6.400	5/15/38	868	1,229
Comcast Corp.	4.600	10/15/38	2,300	2,767
Comcast Corp.	6.550	7/1/39	350	501
Comcast Corp.	3.250	11/1/39	575	589
Comcast Corp.	6.400	3/1/40	450	640
Comcast Corp.	3.750	4/1/40	2,650	2,886
Comcast Corp.	4.650	7/15/42	1,065	1,285
Comcast Corp.	4.500	1/15/43	250	293
Comcast Corp.	4.750	3/1/44	400	492
Comcast Corp.	4.600	8/15/45	3,025	3,666
Comcast Corp.	3.400	7/15/46	1,200	1,241
Comcast Corp.	4.000	8/15/47	700	766
Comcast Corp.	3.969	11/1/47	1,371	1,529
Comcast Corp.	4.000	3/1/48	322	354
Comcast Corp.	4.700	10/15/48	3,300	4,082
Comcast Corp.	3.999	11/1/49	1,803	1,987
Comcast Corp.	3.450	2/1/50	1,400	1,446
Comcast Corp.	2.800	1/15/51	1,275	1,169
Comcast Corp.	2.450	8/15/52	2,500	2,101
Comcast Corp.	4.049	11/1/52	1,317	1,490
Comcast Corp.	4.950	10/15/58	2,300	3,004
Comcast Corp.	2.650	8/15/62	1,000	844
Deutsche Telekom International Finance BV	8.750	6/15/30	3,450	5,088
Discovery Communications LLC	2.950	3/20/23	600	626
Discovery Communications LLC	3.800	3/13/24	210	226
Discovery Communications LLC	3.900	11/15/24	534	583
Discovery Communications LLC	3.450	3/15/25	1,350	1,446
Discovery Communications LLC	3.950	6/15/25	576	630

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Discovery Communications LLC	4.900	3/11/26	550	626
	Discovery Communications LLC	3.950	3/20/28	1,584	1,727
	Discovery Communications LLC	3.625	5/15/30	1,930	2,064
	Discovery Communications LLC	5.000	9/20/37	530	620
	Discovery Communications LLC	6.350	6/1/40	555	743
	Discovery Communications LLC	4.875	4/1/43	700	797
	Discovery Communications LLC	5.200	9/20/47	1,830	2,150
	Discovery Communications LLC	5.300	5/15/49	589	702
	Discovery Communications LLC	4.650	5/15/50	1,300	1,434
[3,8]	Discovery Communications LLC	4.000	9/15/55	1,245	1,220
	Electronic Arts Inc.	4.800	3/1/26	275	317
	Electronic Arts Inc.	1.850	2/15/31	500	471
	Electronic Arts Inc.	2.950	2/15/51	800	739
[3,8]	Expedia Group Inc.	3.600	12/15/23	200	212
	Expedia Group Inc.	4.500	8/15/24	500	545
	Expedia Group Inc.	5.000	2/15/26	1,600	1,804
[3,8]	Expedia Group Inc.	4.625	8/1/27	900	1,000
	Expedia Group Inc.	3.800	2/15/28	800	845
	Expedia Group Inc.	3.250	2/15/30	1,025	1,031
[3,8]	Expedia Group Inc.	2.950	3/15/31	1,000	985
	Fox Corp.	4.030	1/25/24	1,575	1,709
	Fox Corp.	3.050	4/7/25	240	256
	Fox Corp.	4.709	1/25/29	1,000	1,144
	Fox Corp.	3.500	4/8/30	560	595
	Fox Corp.	5.476	1/25/39	950	1,174
	Fox Corp.	5.576	1/25/49	2,100	2,667
	Grupo Televisa SAB	6.625	3/18/25	450	535
	Grupo Televisa SAB	4.625	1/30/26	550	617
	Grupo Televisa SAB	8.500	3/11/32	50	72
	Grupo Televisa SAB	6.625	1/15/40	500	647
	Grupo Televisa SAB	5.000	5/13/45	1,640	1,814
	Grupo Televisa SAB	5.250	5/24/49	800	924
	Interpublic Group of Cos. Inc.	4.200	4/15/24	176	193
	Interpublic Group of Cos. Inc.	4.650	10/1/28	325	372
	Interpublic Group of Cos. Inc.	4.750	3/30/30	400	462
	Interpublic Group of Cos. Inc.	2.400	3/1/31	500	488
	Interpublic Group of Cos. Inc.	3.375	3/1/41	500	487
	Interpublic Group of Cos. Inc.	5.400	10/1/48	850	1,047
	Koninklijke KPN NV	8.375	10/1/30	500	695
	NBCUniversal Media LLC	6.400	4/30/40	480	686
	NBCUniversal Media LLC	5.950	4/1/41	925	1,289
	NBCUniversal Media LLC	4.450	1/15/43	1,450	1,715
	Omnicom Group Inc.	3.625	5/1/22	1,100	1,138
	Omnicom Group Inc.	3.650	11/1/24	650	706
	Omnicom Group Inc.	3.600	4/15/26	1,150	1,260
	Omnicom Group Inc.	2.450	4/30/30	620	612
	Omnicom Group Inc.	4.200	6/1/30	400	449
	Orange SA	9.000	3/1/31	2,260	3,484
	Orange SA	5.375	1/13/42	700	909
	Orange SA	5.500	2/6/44	600	797
	Rogers Communications Inc.	3.000	3/15/23	230	239
	Rogers Communications Inc.	4.100	10/1/23	300	323
	Rogers Communications Inc.	3.625	12/15/25	475	517
	Rogers Communications Inc.	4.500	3/15/43	540	601
	Rogers Communications Inc.	5.000	3/15/44	500	596
	Rogers Communications Inc.	4.350	5/1/49	2,000	2,172
	Telefonica Emisiones SA	4.570	4/27/23	675	727
	Telefonica Emisiones SA	4.103	3/8/27	2,175	2,427

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Telefonica Emisiones SA	7.045	6/20/36	2,635	3,651
	Telefonica Emisiones SA	4.665	3/6/38	1,600	1,800
	Telefonica Emisiones SA	5.213	3/8/47	2,500	2,919
	Telefonica Emisiones SA	4.895	3/6/48	1,200	1,360
	Telefonica Emisiones SA	5.520	3/1/49	900	1,098
	Telefonica Europe BV	8.250	9/15/30	1,580	2,236
	TELUS Corp.	2.800	2/16/27	500	526
	TELUS Corp.	4.300	6/15/49	1,000	1,117
	Tencent Music Entertainment Group	2.000	9/3/30	400	371
	Thomson Reuters Corp.	4.300	11/23/23	560	606
	Thomson Reuters Corp.	3.350	5/15/26	400	432
	Thomson Reuters Corp.	5.500	8/15/35	350	435
	Thomson Reuters Corp.	5.850	4/15/40	400	509
	Time Warner Cable LLC	6.550	5/1/37	1,300	1,685
	Time Warner Cable LLC	7.300	7/1/38	785	1,090
	Time Warner Cable LLC	6.750	6/15/39	1,350	1,811
	Time Warner Cable LLC	5.875	11/15/40	750	927
	Time Warner Cable LLC	5.500	9/1/41	825	974
	Time Warner Cable LLC	4.500	9/15/42	730	780
	Time Warner Entertainment Co. LP	8.375	3/15/23	825	946
	Time Warner Entertainment Co. LP	8.375	7/15/33	650	934
[3,8]	T-Mobile USA Inc.	3.500	4/15/25	2,150	2,319
[3,8]	T-Mobile USA Inc.	1.500	2/15/26	1,300	1,286
[3,8]	T-Mobile USA Inc.	3.750	4/15/27	6,500	7,104
[3,8]	T-Mobile USA Inc.	2.050	2/15/28	4,000	3,922
[3,8]	T-Mobile USA Inc.	3.875	4/15/30	6,675	7,241
[3,8]	T-Mobile USA Inc.	2.550	2/15/31	1,900	1,856
[3,8]	T-Mobile USA Inc.	2.250	11/15/31	900	851
[3,8]	T-Mobile USA Inc.	4.375	4/15/40	3,250	3,597
[3,8]	T-Mobile USA Inc.	3.000	2/15/41	500	465
[3,8]	T-Mobile USA Inc.	4.500	4/15/50	2,690	3,017
[3,8]	T-Mobile USA Inc.	3.300	2/15/51	3,100	2,885
[3,8]	T-Mobile USA Inc.	3.600	11/15/60	1,200	1,155
[8]	TWDC Enterprises 18 Corp.	3.150	9/17/25	600	649
	TWDC Enterprises 18 Corp.	3.000	2/13/26	2,000	2,150
[8]	TWDC Enterprises 18 Corp.	1.850	7/30/26	1,415	1,447
[8]	TWDC Enterprises 18 Corp.	7.000	3/1/32	50	70
	TWDC Enterprises 18 Corp.	4.375	8/16/41	325	375
[8]	TWDC Enterprises 18 Corp.	4.125	12/1/41	485	554
[8]	TWDC Enterprises 18 Corp.	3.700	12/1/42	400	422
[8]	TWDC Enterprises 18 Corp.	3.000	7/30/46	400	387
	Verizon Communications Inc.	5.150	9/15/23	1,890	2,094
	Verizon Communications Inc.	0.750	3/22/24	1,500	1,498
	Verizon Communications Inc.	3.500	11/1/24	1,475	1,599
	Verizon Communications Inc.	3.376	2/15/25	2,426	2,629
	Verizon Communications Inc.	0.850	11/20/25	1,525	1,489
	Verizon Communications Inc.	1.450	3/20/26	2,500	2,494
	Verizon Communications Inc.	2.625	8/15/26	2,437	2,570
	Verizon Communications Inc.	4.125	3/16/27	2,750	3,108
	Verizon Communications Inc.	3.000	3/22/27	1,100	1,174
	Verizon Communications Inc.	2.100	3/22/28	2,700	2,714
	Verizon Communications Inc.	4.329	9/21/28	3,207	3,665
	Verizon Communications Inc.	4.016	12/3/29	3,124	3,487
	Verizon Communications Inc.	3.150	3/22/30	3,990	4,192
	Verizon Communications Inc.	1.500	9/18/30	500	458
[3,8]	Verizon Communications Inc.	1.680	10/30/30	1,476	1,369
	Verizon Communications Inc.	1.750	1/20/31	2,000	1,863
	Verizon Communications Inc.	2.550	3/21/31	3,600	3,594

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Verizon Communications Inc.	4.500	8/10/33	3,075	3,570
	Verizon Communications Inc.	4.400	11/1/34	2,200	2,508
	Verizon Communications Inc.	4.272	1/15/36	3,509	3,947
	Verizon Communications Inc.	5.250	3/16/37	1,200	1,505
	Verizon Communications Inc.	4.812	3/15/39	1,675	2,001
	Verizon Communications Inc.	2.650	11/20/40	2,175	1,986
	Verizon Communications Inc.	3.400	3/22/41	3,000	3,045
	Verizon Communications Inc.	4.750	11/1/41	700	834
	Verizon Communications Inc.	3.850	11/1/42	1,050	1,129
	Verizon Communications Inc.	4.125	8/15/46	2,480	2,719
	Verizon Communications Inc.	4.862	8/21/46	3,661	4,397
	Verizon Communications Inc.	4.522	9/15/48	3,100	3,589
	Verizon Communications Inc.	5.012	4/15/49	1,700	2,085
	Verizon Communications Inc.	4.000	3/22/50	1,200	1,287
	Verizon Communications Inc.	2.875	11/20/50	2,000	1,778
	Verizon Communications Inc.	3.550	3/22/51	4,000	3,974
	Verizon Communications Inc.	5.012	8/21/54	300	374
	Verizon Communications Inc.	4.672	3/15/55	2,000	2,385
[3,8]	Verizon Communications Inc.	2.987	10/30/56	3,939	3,446
	Verizon Communications Inc.	3.000	11/20/60	1,500	1,305
	Verizon Communications Inc.	3.700	3/22/61	2,700	2,653
	ViacomCBS Inc.	3.875	4/1/24	388	418
	ViacomCBS Inc.	3.700	8/15/24	575	622
	ViacomCBS Inc.	3.500	1/15/25	500	537
	ViacomCBS Inc.	4.750	5/15/25	1,000	1,130
	ViacomCBS Inc.	4.000	1/15/26	500	549
	ViacomCBS Inc.	2.900	1/15/27	3,133	3,290
	ViacomCBS Inc.	3.375	2/15/28	1,425	1,510
	ViacomCBS Inc.	3.700	6/1/28	400	432
	ViacomCBS Inc.	4.950	1/15/31	1,200	1,414
	ViacomCBS Inc.	4.200	5/19/32	2,000	2,235
	ViacomCBS Inc.	4.850	7/1/42	675	765
	ViacomCBS Inc.	4.375	3/15/43	887	958
	ViacomCBS Inc.	5.850	9/1/43	1,975	2,527
	ViacomCBS Inc.	5.250	4/1/44	500	594
	ViacomCBS Inc.	4.900	8/15/44	700	811
	ViacomCBS Inc.	4.950	5/19/50	1,750	2,053
	Vodafone Group plc	3.750	1/16/24	1,200	1,301
	Vodafone Group plc	4.125	5/30/25	2,619	2,920
	Vodafone Group plc	4.375	5/30/28	1,610	1,849
	Vodafone Group plc	7.875	2/15/30	625	875
	Vodafone Group plc	6.250	11/30/32	425	563
	Vodafone Group plc	6.150	2/27/37	200	265
	Vodafone Group plc	5.000	5/30/38	1,630	1,958
	Vodafone Group plc	4.375	2/19/43	1,125	1,259
	Vodafone Group plc	5.250	5/30/48	2,645	3,306
	Vodafone Group plc	4.875	6/19/49	1,250	1,491
	Vodafone Group plc	4.250	9/17/50	2,000	2,198
	Vodafone Group plc	5.125	6/19/59	600	728
	Walt Disney Co.	1.650	9/1/22	400	407
	Walt Disney Co.	3.000	9/15/22	825	856
	Walt Disney Co.	3.700	9/15/24	1,000	1,092
	Walt Disney Co.	3.350	3/24/25	1,255	1,360
	Walt Disney Co.	3.700	10/15/25	500	551
	Walt Disney Co.	1.750	1/13/26	2,000	2,043
	Walt Disney Co.	3.375	11/15/26	281	308
	Walt Disney Co.	3.700	3/23/27	400	445
	Walt Disney Co.	2.200	1/13/28	800	815

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Walt Disney Co.	2.000	9/1/29	1,400	1,371
	Walt Disney Co.	3.800	3/22/30	1,085	1,206
	Walt Disney Co.	2.650	1/13/31	3,000	3,045
	Walt Disney Co.	6.550	3/15/33	392	534
	Walt Disney Co.	6.200	12/15/34	775	1,059
	Walt Disney Co.	6.400	12/15/35	2,800	3,935
	Walt Disney Co.	6.150	3/1/37	800	1,069
	Walt Disney Co.	6.650	11/15/37	1,600	2,313
	Walt Disney Co.	4.625	3/23/40	475	573
	Walt Disney Co.	3.500	5/13/40	1,500	1,584
	Walt Disney Co.	5.400	10/1/43	1,400	1,830
	Walt Disney Co.	4.750	9/15/44	690	841
	Walt Disney Co.	4.950	10/15/45	100	125
	Walt Disney Co.	2.750	9/1/49	2,000	1,809
	Walt Disney Co.	4.700	3/23/50	1,155	1,448
	Walt Disney Co.	3.600	1/13/51	2,000	2,128
	Walt Disney Co.	3.800	5/13/60	1,100	1,187
	Weibo Corp.	3.500	7/5/24	825	868
	Weibo Corp.	3.375	7/8/30	700	693
	WPP Finance 2010	3.625	9/7/22	400	418
	WPP Finance 2010	3.750	9/19/24	525	572
					540,850
Consumer Discretionary (0.6%)
	Advance Auto Parts Inc.	3.900	4/15/30	700	760
	Alibaba Group Holding Ltd.	2.800	6/6/23	200	208
	Alibaba Group Holding Ltd.	3.600	11/28/24	2,225	2,413
	Alibaba Group Holding Ltd.	3.400	12/6/27	1,400	1,501
	Alibaba Group Holding Ltd.	2.125	2/9/31	1,254	1,193
	Alibaba Group Holding Ltd.	4.500	11/28/34	600	680
	Alibaba Group Holding Ltd.	4.000	12/6/37	535	576
	Alibaba Group Holding Ltd.	4.200	12/6/47	1,900	2,088
	Alibaba Group Holding Ltd.	3.150	2/9/51	1,325	1,239
	Alibaba Group Holding Ltd.	4.400	12/6/57	900	1,021
	Alibaba Group Holding Ltd.	3.250	2/9/61	500	464
	Amazon.com Inc.	2.500	11/29/22	475	490
	Amazon.com Inc.	2.400	2/22/23	1,150	1,193
	Amazon.com Inc.	0.400	6/3/23	1,750	1,754
	Amazon.com Inc.	0.800	6/3/25	1,000	995
	Amazon.com Inc.	5.200	12/3/25	875	1,028
	Amazon.com Inc.	1.200	6/3/27	2,200	2,149
	Amazon.com Inc.	3.150	8/22/27	1,550	1,694
	Amazon.com Inc.	1.500	6/3/30	2,500	2,381
	Amazon.com Inc.	4.800	12/5/34	975	1,225
	Amazon.com Inc.	3.875	8/22/37	3,590	4,090
	Amazon.com Inc.	4.950	12/5/44	1,275	1,646
	Amazon.com Inc.	4.050	8/22/47	3,400	3,974
	Amazon.com Inc.	2.500	6/3/50	2,273	2,035
	Amazon.com Inc.	4.250	8/22/57	1,785	2,136
	Amazon.com Inc.	2.700	6/3/60	1,295	1,137
	American Honda Finance Corp.	1.950	5/20/22	375	382
[8]	American Honda Finance Corp.	0.400	10/21/22	1,400	1,400
[8]	American Honda Finance Corp.	2.600	11/16/22	500	517
[8]	American Honda Finance Corp.	1.950	5/10/23	1,400	1,441
[8]	American Honda Finance Corp.	0.875	7/7/23	500	503
[8]	American Honda Finance Corp.	3.450	7/14/23	400	426
[8]	American Honda Finance Corp.	0.650	9/8/23	1,175	1,176
[8]	American Honda Finance Corp.	3.625	10/10/23	400	430
[8]	American Honda Finance Corp.	2.900	2/16/24	1,725	1,830

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[8]	American Honda Finance Corp.	2.400	6/27/24	400	419
[8]	American Honda Finance Corp.	0.550	7/12/24	500	494
[8]	American Honda Finance Corp.	2.150	9/10/24	475	494
[8]	American Honda Finance Corp.	1.200	7/8/25	500	498
[8]	American Honda Finance Corp.	1.000	9/10/25	600	588
[8]	American Honda Finance Corp.	2.300	9/9/26	250	259
[8]	American Honda Finance Corp.	2.350	1/8/27	375	388
[8]	American Honda Finance Corp.	2.000	3/24/28	900	899
[8]	American Honda Finance Corp.	1.800	1/13/31	1,000	939
[8]	American University	3.672	4/1/49	400	432
	Aptiv Corp.	4.150	3/15/24	575	627
	Aptiv plc	4.250	1/15/26	700	787
	Aptiv plc	4.350	3/15/29	150	169
	Aptiv plc	4.400	10/1/46	225	241
	Aptiv plc	5.400	3/15/49	305	371
	AutoNation Inc.	3.500	11/15/24	762	820
	AutoNation Inc.	4.500	10/1/25	500	555
	AutoNation Inc.	3.800	11/15/27	250	271
	AutoZone Inc.	3.700	4/15/22	700	718
	AutoZone Inc.	2.875	1/15/23	250	259
	AutoZone Inc.	3.125	7/15/23	275	289
	AutoZone Inc.	3.125	4/18/24	430	458
	AutoZone Inc.	3.250	4/15/25	748	800
	AutoZone Inc.	3.625	4/15/25	23	25
	AutoZone Inc.	3.125	4/21/26	300	322
	AutoZone Inc.	3.750	6/1/27	700	772
	AutoZone Inc.	3.750	4/18/29	550	595
	AutoZone Inc.	4.000	4/15/30	1,400	1,546
	AutoZone Inc.	1.650	1/15/31	1,158	1,061
	Best Buy Co. Inc.	4.450	10/1/28	850	968
	Block Financial LLC	5.500	11/1/22	500	524
	Block Financial LLC	5.250	10/1/25	350	392
	Block Financial LLC	3.875	8/15/30	600	617
	BorgWarner Inc.	3.375	3/15/25	250	271
	BorgWarner Inc.	2.650	7/1/27	900	934
	BorgWarner Inc.	4.375	3/15/45	500	535
[8]	Brown University in Providence in the State of Rhode Island & Providence Plant	2.924	9/1/50	500	511
[8]	California Endowment	2.498	4/1/51	150	135
	California Institute of Technology	4.700	11/1/11	950	1,175
	California Institute of Technology	3.650	9/1/19	200	202
	Choice Hotels International Inc.	3.700	12/1/29	500	525
	Cleveland Clinic Foundation	4.858	1/1/14	325	421
[3,8]	Daimler Finance North America LLC	0.750	3/1/24	500	497
[3,8]	Daimler Finance North America LLC	2.625	3/10/30	1,000	1,006
	Daimler Finance North America LLC	8.500	1/18/31	605	891
	Darden Restaurants Inc.	3.850	5/1/27	750	815
	Darden Restaurants Inc.	4.550	2/15/48	250	265
	DR Horton Inc.	4.375	9/15/22	150	157
	DR Horton Inc.	4.750	2/15/23	700	746
	DR Horton Inc.	5.750	8/15/23	325	359
	DR Horton Inc.	2.500	10/15/24	700	735
	DR Horton Inc.	2.600	10/15/25	1,485	1,559
[8]	Duke University	2.682	10/1/44	300	293
[8]	Duke University	2.757	10/1/50	340	329
[8]	Duke University	2.832	10/1/55	1,000	983
	eBay Inc.	2.750	1/30/23	625	651

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	eBay Inc.	1.900	3/11/25	1,115	1,144
	eBay Inc.	3.600	6/5/27	500	544
	eBay Inc.	2.700	3/11/30	1,665	1,677
	eBay Inc.	4.000	7/15/42	600	634
[8]	Emory University	2.143	9/1/30	600	597
[8]	Emory University	2.969	9/1/50	150	149
[8]	Ford Foundation	2.415	6/1/50	250	226
[8]	Ford Foundation	2.815	6/1/70	750	672
	Fortune Brands Home & Security Inc.	4.000	9/21/23	600	647
	Fortune Brands Home & Security Inc.	4.000	6/15/25	455	502
	Fortune Brands Home & Security Inc.	3.250	9/15/29	400	417
	General Motors Co.	4.875	10/2/23	1,955	2,139
	General Motors Co.	5.400	10/2/23	1,500	1,657
	General Motors Co.	4.000	4/1/25	425	460
	General Motors Co.	6.125	10/1/25	3,300	3,878
	General Motors Co.	4.200	10/1/27	400	439
	General Motors Co.	6.800	10/1/27	1,800	2,238
	General Motors Co.	5.000	10/1/28	650	743
	General Motors Co.	5.000	4/1/35	1,030	1,186
	General Motors Co.	6.600	4/1/36	600	780
	General Motors Co.	5.150	4/1/38	825	945
	General Motors Co.	6.250	10/2/43	1,235	1,577
	General Motors Co.	5.200	4/1/45	1,120	1,287
	General Motors Co.	6.750	4/1/46	865	1,173
	General Motors Co.	5.400	4/1/48	675	798
	General Motors Co.	5.950	4/1/49	800	1,014
	General Motors Financial Co. Inc.	3.450	4/10/22	2,508	2,568
	General Motors Financial Co. Inc.	3.150	6/30/22	300	308
	General Motors Financial Co. Inc.	3.550	7/8/22	800	828
	General Motors Financial Co. Inc.	3.250	1/5/23	750	781
	General Motors Financial Co. Inc.	5.200	3/20/23	1,400	1,519
	General Motors Financial Co. Inc.	3.700	5/9/23	1,000	1,053
	General Motors Financial Co. Inc.	4.250	5/15/23	1,295	1,384
	General Motors Financial Co. Inc.	4.150	6/19/23	900	965
	General Motors Financial Co. Inc.	1.700	8/18/23	550	560
	General Motors Financial Co. Inc.	5.100	1/17/24	1,100	1,217
	General Motors Financial Co. Inc.	3.950	4/13/24	800	860
	General Motors Financial Co. Inc.	3.500	11/7/24	1,700	1,825
	General Motors Financial Co. Inc.	4.000	1/15/25	650	705
	General Motors Financial Co. Inc.	2.900	2/26/25	1,014	1,061
	General Motors Financial Co. Inc.	4.350	4/9/25	1,500	1,643
	General Motors Financial Co. Inc.	2.750	6/20/25	500	520
	General Motors Financial Co. Inc.	5.250	3/1/26	1,175	1,343
	General Motors Financial Co. Inc.	4.000	10/6/26	500	546
	General Motors Financial Co. Inc.	4.350	1/17/27	1,210	1,342
	General Motors Financial Co. Inc.	2.700	8/20/27	1,500	1,533
	General Motors Financial Co. Inc.	3.850	1/5/28	500	539
	General Motors Financial Co. Inc.	5.650	1/17/29	775	916
	General Motors Financial Co. Inc.	3.600	6/21/30	1,625	1,715
	General Motors Financial Co. Inc.	2.350	1/8/31	500	478
	Genuine Parts Co.	1.875	11/1/30	600	552
[8]	George Washington University	4.300	9/15/44	200	232
[8]	George Washington University	4.126	9/15/48	800	934
[8]	Georgetown University	4.315	4/1/49	378	447
[8]	Georgetown University	2.943	4/1/50	405	376
[8]	Georgetown University	5.215	10/1/18	243	307
	Global Payments Inc.	1.200	3/1/26	1,000	979
	Harley-Davidson Inc.	4.625	7/28/45	500	520

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Hasbro Inc.	3.550	11/19/26	500	540
	Hasbro Inc.	3.900	11/19/29	725	776
	Hasbro Inc.	6.350	3/15/40	400	510
	Hasbro Inc.	5.100	5/15/44	350	385
	Home Depot Inc.	2.625	6/1/22	990	1,015
	Home Depot Inc.	2.700	4/1/23	600	624
	Home Depot Inc.	3.000	4/1/26	1,750	1,894
	Home Depot Inc.	2.500	4/15/27	2,940	3,098
	Home Depot Inc.	0.900	3/15/28	850	811
	Home Depot Inc.	3.900	12/6/28	700	801
	Home Depot Inc.	2.700	4/15/30	3,215	3,331
	Home Depot Inc.	1.375	3/15/31	1,000	925
	Home Depot Inc.	5.875	12/16/36	2,495	3,452
	Home Depot Inc.	3.300	4/15/40	3,415	3,588
	Home Depot Inc.	5.950	4/1/41	1,775	2,468
	Home Depot Inc.	4.200	4/1/43	975	1,123
	Home Depot Inc.	4.400	3/15/45	500	600
	Home Depot Inc.	4.250	4/1/46	1,320	1,538
	Home Depot Inc.	3.900	6/15/47	900	1,009
	Home Depot Inc.	4.500	12/6/48	875	1,064
	Home Depot Inc.	3.125	12/15/49	2,350	2,305
	Home Depot Inc.	3.350	4/15/50	1,000	1,036
	Home Depot Inc.	2.375	3/15/51	1,000	856
	Hyatt Hotels Corp.	3.375	7/15/23	800	836
	Hyatt Hotels Corp.	5.375	4/23/25	500	559
	Hyatt Hotels Corp.	4.850	3/15/26	350	387
	Hyatt Hotels Corp.	4.375	9/15/28	850	906
	JD.com Inc.	3.125	4/29/21	200	200
	JD.com Inc.	3.875	4/29/26	400	434
	JD.com Inc.	3.375	1/14/30	300	308
	JD.com Inc.	4.125	1/14/50	400	410
[8]	Johns Hopkins University	4.083	7/1/53	490	586
	Kohl's Corp.	4.250	7/17/25	825	903
	Kohl's Corp.	3.375	5/1/31	500	500
	Kohl's Corp.	5.550	7/17/45	750	855
	Las Vegas Sands Corp.	3.200	8/8/24	2,450	2,546
	Las Vegas Sands Corp.	2.900	6/25/25	425	435
	Las Vegas Sands Corp.	3.500	8/18/26	900	935
	Las Vegas Sands Corp.	3.900	8/8/29	290	298
	Lear Corp.	3.800	9/15/27	500	544
	Lear Corp.	4.250	5/15/29	400	439
	Lear Corp.	3.500	5/30/30	350	365
	Lear Corp.	5.250	5/15/49	500	585
	Leggett & Platt Inc.	3.800	11/15/24	550	593
	Leggett & Platt Inc.	3.500	11/15/27	700	740
	Leland Stanford Junior University	1.289	6/1/27	100	100
	Leland Stanford Junior University	3.647	5/1/48	1,075	1,219
	Leland Stanford Junior University	2.413	6/1/50	355	323
	Lennar Corp.	4.750	11/15/22	400	421
	Lennar Corp.	4.500	4/30/24	1,000	1,088
	Lennar Corp.	4.750	5/30/25	1,000	1,114
	Lennar Corp.	5.250	6/1/26	1,000	1,147
	Lennar Corp.	4.750	11/29/27	1,000	1,148
	Lowe's Cos. Inc.	3.120	4/15/22	450	460
	Lowe's Cos. Inc.	3.875	9/15/23	300	322
	Lowe's Cos. Inc.	3.125	9/15/24	400	429
	Lowe's Cos. Inc.	4.000	4/15/25	1,000	1,106
	Lowe's Cos. Inc.	3.375	9/15/25	975	1,061

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Lowe's Cos. Inc.	2.500	4/15/26	1,700	1,782
	Lowe's Cos. Inc.	3.100	5/3/27	642	689
	Lowe's Cos. Inc.	1.300	4/15/28	500	474
	Lowe's Cos. Inc.	3.650	4/5/29	1,550	1,693
	Lowe's Cos. Inc.	4.500	4/15/30	1,375	1,585
	Lowe's Cos. Inc.	1.700	10/15/30	1,000	931
	Lowe's Cos. Inc.	2.625	4/1/31	1,300	1,303
	Lowe's Cos. Inc.	5.000	4/15/40	525	645
	Lowe's Cos. Inc.	4.250	9/15/44	63	68
	Lowe's Cos. Inc.	3.700	4/15/46	1,030	1,067
	Lowe's Cos. Inc.	4.050	5/3/47	1,650	1,802
	Lowe's Cos. Inc.	4.550	4/5/49	500	585
	Lowe's Cos. Inc.	5.125	4/15/50	500	646
	Lowe's Cos. Inc.	3.000	10/15/50	1,000	929
	Lowe's Cos. Inc.	3.500	4/1/51	550	560
	Magna International Inc.	3.625	6/15/24	825	889
	Magna International Inc.	4.150	10/1/25	300	336
	Magna International Inc.	2.450	6/15/30	500	499
[8]	Marriott International Inc.	3.125	10/15/21	350	352
	Marriott International Inc.	3.750	3/15/25	525	559
	Marriott International Inc.	3.750	10/1/25	200	214
[8]	Marriott International Inc.	3.125	6/15/26	2,695	2,824
[8]	Marriott International Inc.	4.625	6/15/30	1,000	1,117
[8]	Marriott International Inc.	2.850	4/15/31	1,500	1,468
[8]	Marriott International Inc.	3.500	10/15/32	850	871
	Masco Corp.	3.500	11/15/27	100	110
	Masco Corp.	1.500	2/15/28	500	480
	Masco Corp.	7.750	8/1/29	94	125
	Masco Corp.	2.000	10/1/30	500	473
	Masco Corp.	2.000	2/15/31	500	473
	Masco Corp.	4.500	5/15/47	725	828
	Masco Corp.	3.125	2/15/51	500	467
[8]	Massachusetts Institute of Technology	2.989	7/1/50	370	380
	Massachusetts Institute of Technology	5.600	7/1/11	860	1,317
	Massachusetts Institute of Technology	4.678	7/1/14	700	903
[8]	McDonald's Corp.	3.350	4/1/23	170	179
[8]	McDonald's Corp.	3.375	5/26/25	1,209	1,310
[8]	McDonald's Corp.	3.300	7/1/25	818	886
[8]	McDonald's Corp.	3.700	1/30/26	1,125	1,241
[8]	McDonald's Corp.	3.500	3/1/27	200	219
[8]	McDonald's Corp.	3.500	7/1/27	2,750	3,019
[8]	McDonald's Corp.	3.800	4/1/28	500	554
[8]	McDonald's Corp.	2.625	9/1/29	600	612
[8]	McDonald's Corp.	2.125	3/1/30	600	584
[8]	McDonald's Corp.	3.600	7/1/30	2,175	2,366
[8]	McDonald's Corp.	4.700	12/9/35	675	799
[8]	McDonald's Corp.	6.300	3/1/38	100	139
[8]	McDonald's Corp.	5.700	2/1/39	375	490
[8]	McDonald's Corp.	3.700	2/15/42	725	758
[8]	McDonald's Corp.	3.625	5/1/43	400	417
[8]	McDonald's Corp.	4.600	5/26/45	925	1,077
[8]	McDonald's Corp.	4.875	12/9/45	1,225	1,487
[8]	McDonald's Corp.	4.450	3/1/47	750	871
[8]	McDonald's Corp.	4.450	9/1/48	900	1,050
[8]	McDonald's Corp.	3.625	9/1/49	2,000	2,085
[8]	McDonald's Corp.	4.200	4/1/50	1,000	1,136
	Mohawk Industries Inc.	3.850	2/1/23	550	579
	Mohawk Industries Inc.	3.625	5/15/30	375	401

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	NIKE Inc.	2.250	5/1/23	50	52
	NIKE Inc.	2.400	3/27/25	650	684
	NIKE Inc.	2.375	11/1/26	1,000	1,049
	NIKE Inc.	2.750	3/27/27	650	693
	NIKE Inc.	2.850	3/27/30	1,575	1,651
	NIKE Inc.	3.250	3/27/40	700	732
	NIKE Inc.	3.625	5/1/43	525	567
	NIKE Inc.	3.875	11/1/45	1,000	1,137
	NIKE Inc.	3.375	11/1/46	375	386
	NIKE Inc.	3.375	3/27/50	1,500	1,577
[3,8,11]	Nordstrom Inc.	4.250	8/1/31	900	901
	Nordstrom Inc.	5.000	1/15/44	900	885
[8]	Northwestern University	4.643	12/1/44	350	440
[8]	Northwestern University	2.640	12/1/50	245	233
[8]	Northwestern University	3.662	12/1/57	200	232
	NVR Inc.	3.950	9/15/22	200	208
	NVR Inc.	3.000	5/15/30	1,100	1,125
	O'Reilly Automotive Inc.	3.800	9/1/22	255	265
	O'Reilly Automotive Inc.	3.850	6/15/23	300	318
	O'Reilly Automotive Inc.	3.550	3/15/26	500	546
	O'Reilly Automotive Inc.	3.600	9/1/27	1,300	1,419
	O'Reilly Automotive Inc.	4.200	4/1/30	350	394
	O'Reilly Automotive Inc.	1.750	3/15/31	500	460
	President & Fellows of Harvard College	4.875	10/15/40	250	326
	President & Fellows of Harvard College	3.150	7/15/46	400	429
	President & Fellows of Harvard College	2.517	10/15/50	450	427
	PulteGroup Inc.	5.500	3/1/26	700	814
	PulteGroup Inc.	6.375	5/15/33	1,000	1,270
	PVH Corp.	4.625	7/10/25	500	549
	Ralph Lauren Corp.	1.700	6/15/22	300	305
	Ralph Lauren Corp.	3.750	9/15/25	100	110
	Ralph Lauren Corp.	2.950	6/15/30	700	720
[8]	Rockefeller Foundation	2.492	10/1/50	1,000	918
	Ross Stores Inc.	4.600	4/15/25	575	646
	Ross Stores Inc.	1.875	4/15/31	400	373
	Sands China Ltd.	4.600	8/8/23	1,495	1,600
	Sands China Ltd.	5.125	8/8/25	1,489	1,666
	Sands China Ltd.	3.800	1/8/26	975	1,035
	Sands China Ltd.	5.400	8/8/28	1,300	1,485
	Sands China Ltd.	4.375	6/18/30	800	848
	Snap-on Inc.	3.250	3/1/27	225	243
	Snap-on Inc.	4.100	3/1/48	275	313
	Snap-on Inc.	3.100	5/1/50	250	247
	Stanley Black & Decker Inc.	3.400	3/1/26	375	412
	Stanley Black & Decker Inc.	4.250	11/15/28	375	429
	Stanley Black & Decker Inc.	2.300	3/15/30	1,500	1,504
	Stanley Black & Decker Inc.	5.200	9/1/40	300	385
	Stanley Black & Decker Inc.	4.850	11/15/48	400	499
	Stanley Black & Decker Inc.	2.750	11/15/50	625	564
[8]	Stanley Black & Decker Inc.	4.000	3/15/60	200	210
	Starbucks Corp.	1.300	5/7/22	300	303
	Starbucks Corp.	2.700	6/15/22	725	742
	Starbucks Corp.	3.100	3/1/23	1,350	1,414
	Starbucks Corp.	3.850	10/1/23	585	629
	Starbucks Corp.	2.450	6/15/26	665	696

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Starbucks Corp.	3.500	3/1/28	500	541
	Starbucks Corp.	4.000	11/15/28	250	280
	Starbucks Corp.	3.550	8/15/29	700	760
	Starbucks Corp.	2.250	3/12/30	600	588
	Starbucks Corp.	2.550	11/15/30	2,000	2,003
	Starbucks Corp.	4.300	6/15/45	200	220
	Starbucks Corp.	4.500	11/15/48	1,685	1,971
	Starbucks Corp.	3.350	3/12/50	700	684
	Starbucks Corp.	3.500	11/15/50	1,000	1,002
	Steelcase Inc.	5.125	1/18/29	335	390
	Stellantis NV	5.250	4/15/23	1,300	1,407
	Tapestry Inc.	3.000	7/15/22	450	460
	Tapestry Inc.	4.250	4/1/25	450	487
	Tapestry Inc.	4.125	7/15/27	475	515
	TJX Cos. Inc.	2.500	5/15/23	800	831
	TJX Cos. Inc.	3.500	4/15/25	525	572
	TJX Cos. Inc.	2.250	9/15/26	750	780
	TJX Cos. Inc.	3.750	4/15/27	1,570	1,744
	TJX Cos. Inc.	1.150	5/15/28	500	474
	TJX Cos. Inc.	3.875	4/15/30	1,000	1,110
	TJX Cos. Inc.	1.600	5/15/31	500	466
	Toyota Motor Corp.	2.157	7/2/22	400	409
	Toyota Motor Corp.	3.419	7/20/23	895	955
	Toyota Motor Corp.	2.358	7/2/24	300	315
	Toyota Motor Corp.	3.669	7/20/28	500	554
	Toyota Motor Corp.	2.760	7/2/29	400	416
[8]	Toyota Motor Credit Corp.	2.650	4/12/22	575	589
[8]	Toyota Motor Credit Corp.	1.150	5/26/22	1,000	1,011
[8]	Toyota Motor Credit Corp.	2.800	7/13/22	700	722
[8]	Toyota Motor Credit Corp.	0.450	7/22/22	500	501
[8]	Toyota Motor Credit Corp.	2.150	9/8/22	650	667
[8]	Toyota Motor Credit Corp.	0.350	10/14/22	1,000	1,000
[8]	Toyota Motor Credit Corp.	2.625	1/10/23	550	571
[8]	Toyota Motor Credit Corp.	2.700	1/11/23	750	781
[8]	Toyota Motor Credit Corp.	2.900	3/30/23	1,000	1,049
[8]	Toyota Motor Credit Corp.	0.500	8/14/23	1,000	1,001
[8]	Toyota Motor Credit Corp.	1.350	8/25/23	1,100	1,123
[8]	Toyota Motor Credit Corp.	0.450	1/11/24	500	499
[8]	Toyota Motor Credit Corp.	2.900	4/17/24	950	1,009
[8]	Toyota Motor Credit Corp.	1.800	2/13/25	1,125	1,153
[8]	Toyota Motor Credit Corp.	3.400	4/14/25	100	109
[8]	Toyota Motor Credit Corp.	0.800	10/16/25	1,000	980
[8]	Toyota Motor Credit Corp.	0.800	1/9/26	1,000	979
[8]	Toyota Motor Credit Corp.	3.200	1/11/27	850	924
[8]	Toyota Motor Credit Corp.	1.150	8/13/27	3,000	2,902
[8]	Toyota Motor Credit Corp.	3.050	1/11/28	850	906
	Toyota Motor Credit Corp.	3.650	1/8/29	450	499
[8]	Toyota Motor Credit Corp.	2.150	2/13/30	625	619
[8]	Toyota Motor Credit Corp.	3.375	4/1/30	1,400	1,515
	Tractor Supply Co.	1.750	11/1/30	400	369
[8]	Trustees of Boston College	3.129	7/1/52	300	299
[8]	Trustees of Boston University	4.061	10/1/48	220	261
	Trustees of Princeton University	5.700	3/1/39	620	872
[8]	Trustees of Princeton University	2.516	7/1/50	565	527
[8]	Trustees of the University of Pennsylvania	2.396	10/1/50	325	297
	Trustees of the University of Pennsylvania	4.674	9/1/12	600	753

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[8]	University of Chicago	2.547	4/1/50	800	727
	University of Chicago	3.000	10/1/52	175	172
[8]	University of Chicago	4.003	10/1/53	390	450
[8]	University of Notre Dame du Lac	3.438	2/15/45	890	988
[8]	University of Notre Dame du Lac	3.394	2/15/48	325	356
[8]	University of Southern California	3.028	10/1/39	525	558
[8]	University of Southern California	3.841	10/1/47	500	569
	University of Southern California	5.250	10/1/11	275	384
[8]	University of Southern California	3.226	10/1/20	300	266
	VF Corp.	2.050	4/23/22	750	762
	VF Corp.	2.400	4/23/25	600	625
	VF Corp.	2.800	4/23/27	700	739
	VF Corp.	2.950	4/23/30	500	517
	Whirlpool Corp.	4.700	6/1/22	775	811
	Whirlpool Corp.	4.000	3/1/24	275	301
	Whirlpool Corp.	4.750	2/26/29	600	690
	Whirlpool Corp.	4.500	6/1/46	888	986
	Whirlpool Corp.	4.600	5/15/50	200	229
[8]	William Marsh Rice University	3.574	5/15/45	715	807
[8]	Yale University	0.873	4/15/25	325	325
[8]	Yale University	1.482	4/15/30	325	311
[8]	Yale University	2.402	4/15/50	375	346
					343,005
Consumer Staples (0.7%)
	Ahold Finance USA LLC	6.875	5/1/29	425	566
	Altria Group Inc.	2.850	8/9/22	2,300	2,372
	Altria Group Inc.	4.000	1/31/24	1,092	1,185
	Altria Group Inc.	3.800	2/14/24	550	594
	Altria Group Inc.	2.350	5/6/25	1,275	1,321
	Altria Group Inc.	4.400	2/14/26	1,200	1,349
	Altria Group Inc.	2.625	9/16/26	350	365
	Altria Group Inc.	4.800	2/14/29	1,525	1,751
	Altria Group Inc.	3.400	5/6/30	775	810
	Altria Group Inc.	2.450	2/4/32	2,000	1,897
	Altria Group Inc.	5.800	2/14/39	1,175	1,433
	Altria Group Inc.	3.400	2/4/41	1,000	926
	Altria Group Inc.	4.250	8/9/42	710	721
	Altria Group Inc.	4.500	5/2/43	675	707
	Altria Group Inc.	5.375	1/31/44	2,075	2,423
	Altria Group Inc.	3.875	9/16/46	1,400	1,359
	Altria Group Inc.	5.950	2/14/49	1,000	1,245
	Altria Group Inc.	4.450	5/6/50	1,010	1,041
	Altria Group Inc.	3.700	2/4/51	1,500	1,376
	Altria Group Inc.	6.200	2/14/59	416	509
	Altria Group Inc.	4.000	2/4/61	500	463
[8]	Anheuser-Busch Cos. LLC	3.650	2/1/26	4,177	4,578
[8]	Anheuser-Busch Cos. LLC	4.700	2/1/36	5,070	5,934
[8]	Anheuser-Busch Cos. LLC	4.900	2/1/46	9,542	11,340
	Anheuser-Busch InBev Finance Inc.	4.700	2/1/36	850	995
	Anheuser-Busch InBev Finance Inc.	4.000	1/17/43	1,000	1,043
	Anheuser-Busch InBev Finance Inc.	4.625	2/1/44	675	763
	Anheuser-Busch InBev Finance Inc.	4.900	2/1/46	2,275	2,673
	Anheuser-Busch InBev Worldwide Inc.	4.150	1/23/25	2,473	2,748
	Anheuser-Busch InBev Worldwide Inc.	4.000	4/13/28	2,929	3,257
	Anheuser-Busch InBev Worldwide Inc.	4.750	1/23/29	4,580	5,352
	Anheuser-Busch InBev Worldwide Inc.	3.500	6/1/30	700	758
	Anheuser-Busch InBev Worldwide Inc.	4.375	4/15/38	1,225	1,373
	Anheuser-Busch InBev Worldwide Inc.	8.200	1/15/39	735	1,161

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Anheuser-Busch InBev Worldwide Inc.	5.450	1/23/39	500	624
Anheuser-Busch InBev Worldwide Inc.	4.950	1/15/42	1,660	1,995
Anheuser-Busch InBev Worldwide Inc.	3.750	7/15/42	775	799
Anheuser-Busch InBev Worldwide Inc.	4.600	4/15/48	2,575	2,947
Anheuser-Busch InBev Worldwide Inc.	4.439	10/6/48	1,787	2,005
Anheuser-Busch InBev Worldwide Inc.	5.550	1/23/49	2,100	2,710
Anheuser-Busch InBev Worldwide Inc.	4.500	6/1/50	2,450	2,790
Anheuser-Busch InBev Worldwide Inc.	4.750	4/15/58	2,200	2,538
Anheuser-Busch InBev Worldwide Inc.	4.600	6/1/60	2,025	2,289
Archer-Daniels-Midland Co.	2.750	3/27/25	375	398
Archer-Daniels-Midland Co.	2.500	8/11/26	825	870
Archer-Daniels-Midland Co.	3.250	3/27/30	675	723
Archer-Daniels-Midland Co.	5.935	10/1/32	280	374
Archer-Daniels-Midland Co.	3.750	9/15/47	300	329
Archer-Daniels-Midland Co.	4.500	3/15/49	525	666
BAT Capital Corp.	2.764	8/15/22	1,135	1,166
BAT Capital Corp.	3.222	8/15/24	3,350	3,557
BAT Capital Corp.	3.215	9/6/26	800	845
BAT Capital Corp.	4.700	4/2/27	3,750	4,217
BAT Capital Corp.	3.557	8/15/27	2,725	2,900
BAT Capital Corp.	2.259	3/25/28	1,425	1,403
BAT Capital Corp.	3.462	9/6/29	200	207
BAT Capital Corp.	4.906	4/2/30	500	569
BAT Capital Corp.	2.726	3/25/31	750	726
BAT Capital Corp.	4.390	8/15/37	725	762
BAT Capital Corp.	3.734	9/25/40	1,000	951
BAT Capital Corp.	4.540	8/15/47	2,025	2,031
BAT Capital Corp.	5.282	4/2/50	1,225	1,344
BAT Capital Corp.	3.984	9/25/50	1,425	1,337
BAT International Finance plc	1.668	3/25/26	750	738
Beam Suntory Inc.	3.250	5/15/22	25	26
Beam Suntory Inc.	3.250	6/15/23	50	52
Brown-Forman Corp.	3.500	4/15/25	350	379
Brown-Forman Corp.	4.500	7/15/45	395	480
Bunge Ltd. Finance Corp.	3.000	9/25/22	475	490
Bunge Ltd. Finance Corp.	4.350	3/15/24	625	684
Bunge Ltd. Finance Corp.	3.250	8/15/26	650	690
Bunge Ltd. Finance Corp.	3.750	9/25/27	500	546
Campbell Soup Co.	3.650	3/15/23	279	295
Campbell Soup Co.	3.950	3/15/25	300	330
Campbell Soup Co.	3.300	3/19/25	700	753
Campbell Soup Co.	4.150	3/15/28	625	700
Campbell Soup Co.	2.375	4/24/30	400	390
Campbell Soup Co.	4.800	3/15/48	550	642
Campbell Soup Co.	3.125	4/24/50	525	490
Church & Dwight Co. Inc.	2.450	8/1/22	100	103
Church & Dwight Co. Inc.	3.150	8/1/27	350	379
Church & Dwight Co. Inc.	3.950	8/1/47	325	356
Clorox Co.	3.500	12/15/24	600	655
Clorox Co.	3.100	10/1/27	650	705
Clorox Co.	3.900	5/15/28	400	447
Clorox Co.	1.800	5/15/30	100	95
Coca-Cola Co.	3.200	11/1/23	1,650	1,770
Coca-Cola Co.	1.750	9/6/24	775	805
Coca-Cola Co.	2.950	3/25/25	815	878
Coca-Cola Co.	2.875	10/27/25	1,225	1,325
Coca-Cola Co.	2.550	6/1/26	325	345
Coca-Cola Co.	2.250	9/1/26	700	736

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Coca-Cola Co.	3.375	3/25/27	1,250	1,379
	Coca-Cola Co.	1.450	6/1/27	100	99
	Coca-Cola Co.	1.500	3/5/28	500	492
	Coca-Cola Co.	1.000	3/15/28	821	778
	Coca-Cola Co.	2.125	9/6/29	500	501
	Coca-Cola Co.	3.450	3/25/30	900	989
	Coca-Cola Co.	1.650	6/1/30	2,125	2,018
	Coca-Cola Co.	2.000	3/5/31	500	489
	Coca-Cola Co.	1.375	3/15/31	750	695
	Coca-Cola Co.	4.125	3/25/40	350	404
	Coca-Cola Co.	2.500	6/1/40	800	748
	Coca-Cola Co.	4.200	3/25/50	525	616
	Coca-Cola Co.	2.600	6/1/50	1,150	1,029
	Coca-Cola Co.	3.000	3/5/51	500	485
	Coca-Cola Co.	2.500	3/15/51	1,225	1,068
	Coca-Cola Co.	2.750	6/1/60	600	540
	Coca-Cola Consolidated Inc.	3.800	11/25/25	350	383
	Coca-Cola Femsa SAB de CV	2.750	1/22/30	600	604
	Coca-Cola Femsa SAB de CV	1.850	9/1/32	500	459
	Coca-Cola Femsa SAB de CV	5.250	11/26/43	650	817
[8]	Colgate-Palmolive Co.	1.950	2/1/23	400	412
[8]	Colgate-Palmolive Co.	3.250	3/15/24	825	891
[8]	Colgate-Palmolive Co.	4.000	8/15/45	550	649
[8]	Colgate-Palmolive Co.	3.700	8/1/47	450	510
	Conagra Brands Inc.	3.250	9/15/22	750	779
	Conagra Brands Inc.	3.200	1/25/23	355	369
	Conagra Brands Inc.	4.300	5/1/24	625	689
	Conagra Brands Inc.	4.600	11/1/25	1,038	1,174
	Conagra Brands Inc.	1.375	11/1/27	1,325	1,279
	Conagra Brands Inc.	7.000	10/1/28	100	129
	Conagra Brands Inc.	4.850	11/1/28	1,025	1,193
	Conagra Brands Inc.	8.250	9/15/30	250	356
	Conagra Brands Inc.	5.300	11/1/38	750	926
	Conagra Brands Inc.	5.400	11/1/48	775	984
	Constellation Brands Inc.	2.700	5/9/22	475	486
	Constellation Brands Inc.	2.650	11/7/22	1,150	1,186
	Constellation Brands Inc.	3.200	2/15/23	750	785
	Constellation Brands Inc.	4.250	5/1/23	900	964
	Constellation Brands Inc.	4.750	11/15/24	375	424
	Constellation Brands Inc.	4.400	11/15/25	400	451
	Constellation Brands Inc.	4.750	12/1/25	500	574
	Constellation Brands Inc.	3.700	12/6/26	550	604
	Constellation Brands Inc.	3.500	5/9/27	450	490
	Constellation Brands Inc.	3.600	2/15/28	1,700	1,843
	Constellation Brands Inc.	4.650	11/15/28	250	285
	Constellation Brands Inc.	3.150	8/1/29	625	654
	Constellation Brands Inc.	2.875	5/1/30	1,275	1,298
	Constellation Brands Inc.	4.500	5/9/47	875	987
	Constellation Brands Inc.	4.100	2/15/48	275	298
	Constellation Brands Inc.	5.250	11/15/48	1,075	1,357
	Constellation Brands Inc.	3.750	5/1/50	575	596
	Costco Wholesale Corp.	2.300	5/18/22	900	919
	Costco Wholesale Corp.	2.750	5/18/24	1,075	1,149
	Costco Wholesale Corp.	3.000	5/18/27	800	870
	Costco Wholesale Corp.	1.375	6/20/27	1,970	1,957
	Costco Wholesale Corp.	1.600	4/20/30	1,000	957
	Costco Wholesale Corp.	1.750	4/20/32	750	714
	Delhaize America LLC	9.000	4/15/31	475	722

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Diageo Capital plc	2.625	4/29/23	2,000	2,082
	Diageo Capital plc	2.125	10/24/24	1,100	1,147
	Diageo Capital plc	1.375	9/29/25	550	554
	Diageo Capital plc	2.375	10/24/29	800	805
	Diageo Capital plc	2.000	4/29/30	1,000	974
	Diageo Capital plc	2.125	4/29/32	675	650
	Diageo Capital plc	5.875	9/30/36	250	339
	Diageo Capital plc	3.875	4/29/43	25	28
	Diageo Investment Corp.	2.875	5/11/22	1,400	1,440
	Diageo Investment Corp.	7.450	4/15/35	325	496
	Diageo Investment Corp.	4.250	5/11/42	375	436
	Dollar General Corp.	3.250	4/15/23	1,300	1,362
	Dollar General Corp.	4.150	11/1/25	500	557
	Dollar General Corp.	3.875	4/15/27	550	609
	Dollar General Corp.	4.125	5/1/28	400	447
	Dollar General Corp.	3.500	4/3/30	900	964
	Dollar General Corp.	4.125	4/3/50	1,400	1,532
	Dollar Tree Inc.	3.700	5/15/23	475	504
	Dollar Tree Inc.	4.000	5/15/25	1,450	1,600
	Estee Lauder Cos. Inc.	3.150	3/15/27	400	433
	Estee Lauder Cos. Inc.	2.375	12/1/29	525	531
	Estee Lauder Cos. Inc.	2.600	4/15/30	600	616
	Estee Lauder Cos. Inc.	1.950	3/15/31	500	484
	Estee Lauder Cos. Inc.	6.000	5/15/37	150	204
	Estee Lauder Cos. Inc.	4.375	6/15/45	375	444
	Estee Lauder Cos. Inc.	3.125	12/1/49	450	453
	Flowers Foods Inc.	4.375	4/1/22	175	180
	Flowers Foods Inc.	3.500	10/1/26	350	378
	Fomento Economico Mexicano SAB de CV	4.375	5/10/43	551	622
	Fomento Economico Mexicano SAB de CV	3.500	1/16/50	2,150	2,121
	General Mills Inc.	2.600	10/12/22	450	464
	General Mills Inc.	3.700	10/17/23	2,250	2,413
	General Mills Inc.	3.650	2/15/24	325	351
	General Mills Inc.	4.200	4/17/28	1,100	1,241
	General Mills Inc.	2.875	4/15/30	550	567
[3,8]	General Mills Inc.	3.000	2/1/51	1,898	1,775
	Hershey Co.	2.625	5/1/23	250	261
	Hershey Co.	3.375	5/15/23	825	875
	Hershey Co.	2.050	11/15/24	246	257
	Hershey Co.	0.900	6/1/25	175	173
	Hershey Co.	3.200	8/21/25	455	492
	Hershey Co.	1.700	6/1/30	395	376
	Hershey Co.	3.125	11/15/49	275	272
	Hershey Co.	2.650	6/1/50	700	631
	Hormel Foods Corp.	1.800	6/11/30	775	742
	Ingredion Inc.	3.200	10/1/26	400	431
	Ingredion Inc.	2.900	6/1/30	600	613
	Ingredion Inc.	3.900	6/1/50	300	317
	J M Smucker Co.	3.500	3/15/25	700	761
	J M Smucker Co.	3.375	12/15/27	300	325
	J M Smucker Co.	2.375	3/15/30	350	345
	J M Smucker Co.	4.250	3/15/35	400	447
	J M Smucker Co.	4.375	3/15/45	100	112
	J M Smucker Co.	3.550	3/15/50	550	556
	Kellogg Co.	2.650	12/1/23	209	220
	Kellogg Co.	3.250	4/1/26	950	1,024

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Kellogg Co.	3.400	11/15/27	950	1,030
	Kellogg Co.	4.300	5/15/28	425	481
	Kellogg Co.	2.100	6/1/30	500	485
[8]	Kellogg Co.	7.450	4/1/31	500	703
	Keurig Dr Pepper Inc.	4.057	5/25/23	804	861
	Keurig Dr Pepper Inc.	3.130	12/15/23	1,350	1,432
	Keurig Dr Pepper Inc.	4.417	5/25/25	875	980
	Keurig Dr Pepper Inc.	3.400	11/15/25	250	271
	Keurig Dr Pepper Inc.	2.550	9/15/26	325	342
	Keurig Dr Pepper Inc.	3.430	6/15/27	375	410
	Keurig Dr Pepper Inc.	3.200	5/1/30	2,575	2,724
	Keurig Dr Pepper Inc.	2.250	3/15/31	500	490
	Keurig Dr Pepper Inc.	7.450	5/1/38	41	59
	Keurig Dr Pepper Inc.	4.985	5/25/38	425	523
	Keurig Dr Pepper Inc.	4.500	11/15/45	1,000	1,143
	Keurig Dr Pepper Inc.	4.420	12/15/46	325	371
	Keurig Dr Pepper Inc.	3.800	5/1/50	575	611
	Keurig Dr Pepper Inc.	3.350	3/15/51	500	497
	Kimberly-Clark Corp.	2.400	6/1/23	150	156
	Kimberly-Clark Corp.	3.050	8/15/25	100	108
	Kimberly-Clark Corp.	2.750	2/15/26	350	374
	Kimberly-Clark Corp.	1.050	9/15/27	600	580
	Kimberly-Clark Corp.	3.950	11/1/28	100	113
	Kimberly-Clark Corp.	3.200	4/25/29	575	619
	Kimberly-Clark Corp.	3.100	3/26/30	560	603
	Kimberly-Clark Corp.	5.300	3/1/41	700	908
	Kimberly-Clark Corp.	3.700	6/1/43	175	186
	Kimberly-Clark Corp.	3.200	7/30/46	325	336
	Kimberly-Clark Corp.	3.900	5/4/47	550	624
	Kimberly-Clark Corp.	2.875	2/7/50	415	408
	Koninklijke Ahold Delhaize NV	5.700	10/1/40	153	200
	Kroger Co.	3.850	8/1/23	325	347
	Kroger Co.	4.000	2/1/24	400	435
	Kroger Co.	3.500	2/1/26	500	546
	Kroger Co.	2.650	10/15/26	500	527
	Kroger Co.	4.500	1/15/29	500	578
[8]	Kroger Co.	7.700	6/1/29	200	270
	Kroger Co.	8.000	9/15/29	750	1,023
	Kroger Co.	2.200	5/1/30	1,250	1,223
	Kroger Co.	1.700	1/15/31	1,250	1,166
	Kroger Co.	6.900	4/15/38	300	423
	Kroger Co.	5.400	7/15/40	250	308
	Kroger Co.	5.000	4/15/42	650	782
	Kroger Co.	5.150	8/1/43	350	430
	Kroger Co.	3.875	10/15/46	650	673
	Kroger Co.	4.450	2/1/47	429	484
	Kroger Co.	4.650	1/15/48	325	376
	Kroger Co.	5.400	1/15/49	250	321
	Kroger Co.	3.950	1/15/50	700	757
	McCormick & Co. Inc.	3.900	7/15/21	100	100
	McCormick & Co. Inc.	3.150	8/15/24	600	641
	McCormick & Co. Inc.	3.400	8/15/27	700	758
	McCormick & Co. Inc.	2.500	4/15/30	2,300	2,301
	McCormick & Co. Inc.	1.850	2/15/31	500	470
	McCormick & Co. Inc.	4.200	8/15/47	75	84
	Mead Johnson Nutrition Co.	4.125	11/15/25	1,235	1,385
	Mead Johnson Nutrition Co.	5.900	11/1/39	640	860
	Mead Johnson Nutrition Co.	4.600	6/1/44	750	897

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Molson Coors Beverage Co.	3.500	5/1/22	75	77
	Molson Coors Beverage Co.	3.000	7/15/26	1,650	1,757
	Molson Coors Beverage Co.	5.000	5/1/42	850	971
	Molson Coors Beverage Co.	4.200	7/15/46	2,485	2,572
[3,8]	Mondelez International Holdings Netherlands BV	2.125	9/19/22	350	359
	Mondelez International Inc.	0.625	7/1/22	1,525	1,529
	Mondelez International Inc.	1.500	5/4/25	400	404
	Mondelez International Inc.	2.750	4/13/30	950	969
	Mondelez International Inc.	1.500	2/4/31	1,250	1,140
	Mondelez International Inc.	1.875	10/15/32	500	463
	Mondelez International Inc.	2.625	9/4/50	1,000	860
	PepsiCo Inc.	2.250	5/2/22	275	281
	PepsiCo Inc.	2.750	3/1/23	1,000	1,046
	PepsiCo Inc.	0.750	5/1/23	450	454
	PepsiCo Inc.	0.400	10/7/23	500	500
	PepsiCo Inc.	3.600	3/1/24	1,675	1,819
	PepsiCo Inc.	2.250	3/19/25	1,495	1,571
	PepsiCo Inc.	2.750	4/30/25	1,725	1,839
	PepsiCo Inc.	3.500	7/17/25	1,425	1,561
	PepsiCo Inc.	2.850	2/24/26	575	619
	PepsiCo Inc.	2.625	3/19/27	375	398
	PepsiCo Inc.	3.000	10/15/27	1,225	1,326
	PepsiCo Inc.	2.750	3/19/30	1,225	1,268
	PepsiCo Inc.	1.625	5/1/30	1,725	1,641
	PepsiCo Inc.	1.400	2/25/31	750	698
	PepsiCo Inc.	3.500	3/19/40	1,325	1,420
	PepsiCo Inc.	4.000	3/5/42	541	612
	PepsiCo Inc.	3.600	8/13/42	725	779
	PepsiCo Inc.	4.250	10/22/44	875	1,011
	PepsiCo Inc.	4.600	7/17/45	435	531
	PepsiCo Inc.	4.450	4/14/46	2,150	2,582
	PepsiCo Inc.	3.450	10/6/46	1,675	1,772
	PepsiCo Inc.	3.375	7/29/49	1,350	1,385
	PepsiCo Inc.	2.875	10/15/49	875	847
	PepsiCo Inc.	3.625	3/19/50	1,285	1,410
	PepsiCo Inc.	3.875	3/19/60	560	629
	Philip Morris International Inc.	2.375	8/17/22	550	564
	Philip Morris International Inc.	2.500	11/2/22	1,600	1,651
	Philip Morris International Inc.	2.625	3/6/23	550	573
	Philip Morris International Inc.	1.125	5/1/23	450	457
	Philip Morris International Inc.	2.125	5/10/23	450	464
	Philip Morris International Inc.	3.600	11/15/23	940	1,014
	Philip Morris International Inc.	2.875	5/1/24	1,000	1,061
	Philip Morris International Inc.	1.500	5/1/25	950	961
	Philip Morris International Inc.	3.375	8/11/25	675	732
	Philip Morris International Inc.	2.750	2/25/26	1,255	1,328
	Philip Morris International Inc.	0.875	5/1/26	500	486
	Philip Morris International Inc.	3.125	8/17/27	425	458
	Philip Morris International Inc.	3.125	3/2/28	400	425
	Philip Morris International Inc.	3.375	8/15/29	600	647
	Philip Morris International Inc.	2.100	5/1/30	1,550	1,494
	Philip Morris International Inc.	1.750	11/1/30	500	467
	Philip Morris International Inc.	6.375	5/16/38	575	787
	Philip Morris International Inc.	4.375	11/15/41	1,175	1,333
	Philip Morris International Inc.	4.500	3/20/42	550	627
	Philip Morris International Inc.	3.875	8/21/42	75	79
	Philip Morris International Inc.	4.125	3/4/43	850	923

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Philip Morris International Inc.	4.875	11/15/43	775	927
	Philip Morris International Inc.	4.250	11/10/44	960	1,067
	Procter & Gamble Co.	3.100	8/15/23	1,025	1,093
	Procter & Gamble Co.	0.550	10/29/25	800	786
	Procter & Gamble Co.	2.450	11/3/26	800	848
	Procter & Gamble Co.	2.800	3/25/27	4,000	4,292
	Procter & Gamble Co.	3.000	3/25/30	2,055	2,205
	Procter & Gamble Co.	1.200	10/29/30	625	577
	Procter & Gamble Co.	5.550	3/5/37	625	860
	Procter & Gamble Co.	3.550	3/25/40	1,294	1,430
	Procter & Gamble Co.	3.500	10/25/47	413	456
	Procter & Gamble Co.	3.600	3/25/50	806	917
	Reynolds American Inc.	4.850	9/15/23	250	275
	Reynolds American Inc.	4.450	6/12/25	2,231	2,475
	Reynolds American Inc.	5.700	8/15/35	575	682
	Reynolds American Inc.	7.250	6/15/37	325	419
[8]	Reynolds American Inc.	8.125	5/1/40	400	552
[8]	Reynolds American Inc.	7.000	8/4/41	150	195
	Reynolds American Inc.	6.150	9/15/43	400	482
	Reynolds American Inc.	5.850	8/15/45	1,985	2,342
	Sysco Corp.	2.600	6/12/22	346	354
	Sysco Corp.	3.750	10/1/25	1,086	1,182
	Sysco Corp.	3.300	7/15/26	975	1,050
	Sysco Corp.	3.250	7/15/27	925	995
	Sysco Corp.	5.950	4/1/30	850	1,062
	Sysco Corp.	6.600	4/1/40	735	1,026
	Sysco Corp.	4.850	10/1/45	125	146
	Sysco Corp.	4.500	4/1/46	950	1,069
	Sysco Corp.	4.450	3/15/48	700	772
	Sysco Corp.	3.300	2/15/50	425	397
	Sysco Corp.	6.600	4/1/50	950	1,373
	Target Corp.	3.500	7/1/24	877	958
	Target Corp.	2.250	4/15/25	500	524
	Target Corp.	2.500	4/15/26	775	823
	Target Corp.	3.375	4/15/29	850	928
	Target Corp.	2.350	2/15/30	500	507
	Target Corp.	2.650	9/15/30	1,750	1,810
	Target Corp.	6.500	10/15/37	450	659
	Target Corp.	7.000	1/15/38	300	461
	Target Corp.	4.000	7/1/42	500	585
	Target Corp.	3.625	4/15/46	500	546
	Tyson Foods Inc.	4.500	6/15/22	950	986
	Tyson Foods Inc.	3.900	9/28/23	475	512
	Tyson Foods Inc.	3.950	8/15/24	4,525	4,937
	Tyson Foods Inc.	4.000	3/1/26	580	642
	Tyson Foods Inc.	3.550	6/2/27	1,125	1,225
	Tyson Foods Inc.	4.350	3/1/29	1,145	1,304
	Tyson Foods Inc.	4.875	8/15/34	425	507
	Tyson Foods Inc.	5.150	8/15/44	550	680
	Tyson Foods Inc.	4.550	6/2/47	450	523
	Tyson Foods Inc.	5.100	9/28/48	1,700	2,135
	Unilever Capital Corp.	0.375	9/14/23	500	501
	Unilever Capital Corp.	3.250	3/7/24	2,600	2,794
	Unilever Capital Corp.	2.600	5/5/24	1,150	1,216
	Unilever Capital Corp.	3.375	3/22/25	250	270
	Unilever Capital Corp.	3.100	7/30/25	550	596
	Unilever Capital Corp.	2.000	7/28/26	550	568
	Unilever Capital Corp.	2.125	9/6/29	1,575	1,565

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Unilever Capital Corp.	1.375	9/14/30	500	469
	Unilever Capital Corp.	5.900	11/15/32	800	1,076
	Walgreen Co.	3.100	9/15/22	800	829
	Walgreen Co.	4.400	9/15/42	385	404
	Walgreens Boots Alliance Inc.	3.300	11/18/21	400	405
	Walgreens Boots Alliance Inc.	3.800	11/18/24	1,525	1,660
	Walgreens Boots Alliance Inc.	3.450	6/1/26	1,475	1,594
	Walgreens Boots Alliance Inc.	3.200	4/15/30	1,200	1,242
	Walgreens Boots Alliance Inc.	4.800	11/18/44	1,205	1,335
	Walgreens Boots Alliance Inc.	4.650	6/1/46	700	751
	Walgreens Boots Alliance Inc.	4.100	4/15/50	550	557
	Walmart Inc.	2.350	12/15/22	975	1,008
	Walmart Inc.	2.550	4/11/23	575	597
	Walmart Inc.	3.400	6/26/23	1,650	1,757
	Walmart Inc.	3.300	4/22/24	1,225	1,319
	Walmart Inc.	2.850	7/8/24	1,150	1,233
	Walmart Inc.	2.650	12/15/24	875	936
	Walmart Inc.	3.550	6/26/25	1,275	1,405
	Walmart Inc.	3.050	7/8/26	1,700	1,847
	Walmart Inc.	5.875	4/5/27	335	414
	Walmart Inc.	3.250	7/8/29	1,633	1,785
	Walmart Inc.	2.375	9/24/29	175	179
	Walmart Inc.	7.550	2/15/30	480	688
	Walmart Inc.	5.250	9/1/35	1,640	2,147
	Walmart Inc.	6.200	4/15/38	570	818
	Walmart Inc.	3.950	6/28/38	1,175	1,353
	Walmart Inc.	5.625	4/1/40	625	862
	Walmart Inc.	4.875	7/8/40	940	1,194
	Walmart Inc.	5.000	10/25/40	235	303
	Walmart Inc.	4.000	4/11/43	1,920	2,213
	Walmart Inc.	4.300	4/22/44	616	737
	Walmart Inc.	3.625	12/15/47	1,300	1,406
	Walmart Inc.	4.050	6/29/48	1,675	1,980
	Walmart Inc.	2.950	9/24/49	2,720	2,654
					403,929
Energy (0.9%)
	Baker Hughes a GE Co. LLC	2.773	12/15/22	1,540	1,598
	Baker Hughes a GE Co. LLC	3.337	12/15/27	550	588
	Baker Hughes a GE Co. LLC	3.138	11/7/29	450	470
	Baker Hughes a GE Co. LLC	4.486	5/1/30	400	456
	Baker Hughes a GE Co. LLC	4.080	12/15/47	1,069	1,135
	Baker Hughes Holdings LLC	5.125	9/15/40	1,020	1,244
	Boardwalk Pipelines LP	3.375	2/1/23	310	320
	Boardwalk Pipelines LP	4.950	12/15/24	525	588
	Boardwalk Pipelines LP	5.950	6/1/26	425	490
	Boardwalk Pipelines LP	4.800	5/3/29	100	111
[8]	BP Capital Markets America Inc.	3.245	5/6/22	1,076	1,110
[8]	BP Capital Markets America Inc.	2.520	9/19/22	450	463
	BP Capital Markets America Inc.	2.937	4/6/23	200	210
[8]	BP Capital Markets America Inc.	3.216	11/28/23	1,850	1,971
	BP Capital Markets America Inc.	3.790	2/6/24	1,500	1,625
[8]	BP Capital Markets America Inc.	3.224	4/14/24	500	536
	BP Capital Markets America Inc.	3.194	4/6/25	1,080	1,161
	BP Capital Markets America Inc.	3.796	9/21/25	1,614	1,780
	BP Capital Markets America Inc.	3.410	2/11/26	800	868
[8]	BP Capital Markets America Inc.	3.119	5/4/26	2,800	3,012
	BP Capital Markets America Inc.	3.937	9/21/28	800	889
	BP Capital Markets America Inc.	3.633	4/6/30	3,175	3,460

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	BP Capital Markets America Inc.	1.749	8/10/30	900	849
	BP Capital Markets America Inc.	3.000	2/24/50	1,700	1,554
	BP Capital Markets America Inc.	2.772	11/10/50	900	785
	BP Capital Markets America Inc.	2.939	6/4/51	2,000	1,774
	BP Capital Markets America Inc.	3.379	2/8/61	1,000	929
	BP Capital Markets plc	2.500	11/6/22	889	919
	BP Capital Markets plc	3.994	9/26/23	350	380
	BP Capital Markets plc	3.535	11/4/24	1,335	1,457
	BP Capital Markets plc	3.506	3/17/25	950	1,037
	BP Capital Markets plc	3.279	9/19/27	1,835	1,978
	BP Capital Markets plc	3.723	11/28/28	585	644
	Burlington Resources LLC	7.400	12/1/31	600	848
	Burlington Resources LLC	5.950	10/15/36	400	529
	Canadian Natural Resources Ltd.	2.950	1/15/23	800	830
	Canadian Natural Resources Ltd.	3.800	4/15/24	400	428
	Canadian Natural Resources Ltd.	3.900	2/1/25	500	538
	Canadian Natural Resources Ltd.	2.050	7/15/25	400	404
	Canadian Natural Resources Ltd.	3.850	6/1/27	2,000	2,165
	Canadian Natural Resources Ltd.	2.950	7/15/30	1,500	1,497
	Canadian Natural Resources Ltd.	7.200	1/15/32	475	631
	Canadian Natural Resources Ltd.	6.450	6/30/33	400	501
	Canadian Natural Resources Ltd.	5.850	2/1/35	625	755
	Canadian Natural Resources Ltd.	6.500	2/15/37	700	883
	Canadian Natural Resources Ltd.	6.250	3/15/38	1,000	1,272
	Canadian Natural Resources Ltd.	6.750	2/1/39	325	425
[8]	Canadian Natural Resources Ltd.	4.950	6/1/47	90	105
	Cenovus Energy Inc.	3.800	9/15/23	400	423
	Cenovus Energy Inc.	5.375	7/15/25	2,000	2,250
	Cenovus Energy Inc.	4.250	4/15/27	1,700	1,840
	Cenovus Energy Inc.	5.250	6/15/37	500	539
	Cenovus Energy Inc.	6.750	11/15/39	1,200	1,503
	Cenovus Energy Inc.	5.400	6/15/47	800	891
	Cheniere Corpus Christi Holdings LLC	7.000	6/30/24	1,200	1,381
	Cheniere Corpus Christi Holdings LLC	5.875	3/31/25	750	854
	Cheniere Corpus Christi Holdings LLC	5.125	6/30/27	2,250	2,579
	Cheniere Corpus Christi Holdings LLC	3.700	11/15/29	1,150	1,205
	Chevron Corp.	2.498	3/3/22	500	509
	Chevron Corp.	2.355	12/5/22	4,245	4,368
	Chevron Corp.	1.141	5/11/23	900	914
	Chevron Corp.	3.191	6/24/23	1,175	1,239
	Chevron Corp.	2.895	3/3/24	200	213
	Chevron Corp.	1.554	5/11/25	3,150	3,207
	Chevron Corp.	3.326	11/17/25	200	218
	Chevron Corp.	1.995	5/11/27	500	511
	Chevron Corp.	2.236	5/11/30	2,200	2,184
	Chevron Corp.	2.978	5/11/40	1,300	1,286
	Chevron Corp.	3.078	5/11/50	900	864
	Chevron USA Inc.	0.333	8/12/22	500	500
	Chevron USA Inc.	0.426	8/11/23	500	501
	Chevron USA Inc.	0.687	8/12/25	500	490
	Chevron USA Inc.	1.018	8/12/27	500	480
	Chevron USA Inc.	3.850	1/15/28	450	500
	Chevron USA Inc.	3.250	10/15/29	1,000	1,077
	Chevron USA Inc.	6.000	3/1/41	1,210	1,677
	Chevron USA Inc.	5.250	11/15/43	450	582
	Chevron USA Inc.	5.050	11/15/44	450	569
	Chevron USA Inc.	4.950	8/15/47	550	687
	Chevron USA Inc.	4.200	10/15/49	475	540

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Chevron USA Inc.	2.343	8/12/50	500	418
	Cimarex Energy Co.	4.375	6/1/24	700	761
	Cimarex Energy Co.	3.900	5/15/27	400	434
	Cimarex Energy Co.	4.375	3/15/29	400	441
	Columbia Pipeline Group Inc.	4.500	6/1/25	1,045	1,171
	Columbia Pipeline Group Inc.	5.800	6/1/45	350	429
[3,8]	ConocoPhillips	3.750	10/1/27	1,250	1,380
[3,8]	ConocoPhillips	4.300	8/15/28	800	907
[3,8]	ConocoPhillips	2.400	2/15/31	500	491
	ConocoPhillips	5.900	10/15/32	400	521
	ConocoPhillips	5.900	5/15/38	1,255	1,675
	ConocoPhillips	6.500	2/1/39	1,950	2,772
[3,8]	ConocoPhillips	4.875	10/1/47	2,355	2,844
	ConocoPhillips Co.	3.350	11/15/24	200	216
	ConocoPhillips Co.	4.950	3/15/26	1,000	1,157
	ConocoPhillips Co.	6.950	4/15/29	875	1,162
	ConocoPhillips Co.	4.300	11/15/44	750	857
	Devon Energy Corp.	5.850	12/15/25	300	350
	Devon Energy Corp.	7.875	9/30/31	500	677
	Devon Energy Corp.	7.950	4/15/32	245	330
	Devon Energy Corp.	5.600	7/15/41	1,310	1,511
	Devon Energy Corp.	4.750	5/15/42	600	639
	Devon Energy Corp.	5.000	6/15/45	300	329
	Diamondback Energy Inc.	0.900	3/24/23	500	500
	Diamondback Energy Inc.	2.875	12/1/24	800	843
	Diamondback Energy Inc.	3.250	12/1/26	1,000	1,052
	Diamondback Energy Inc.	3.500	12/1/29	2,292	2,375
	Diamondback Energy Inc.	3.125	3/24/31	875	871
	Diamondback Energy Inc.	4.400	3/24/51	500	510
	Enable Midstream Partners LP	3.900	5/15/24	625	665
	Enable Midstream Partners LP	4.400	3/15/27	800	864
	Enable Midstream Partners LP	4.950	5/15/28	300	331
	Enable Midstream Partners LP	4.150	9/15/29	550	569
	Enable Midstream Partners LP	5.000	5/15/44	450	432
	Enbridge Energy Partners LP	5.875	10/15/25	1,439	1,693
[8]	Enbridge Energy Partners LP	7.500	4/15/38	300	408
	Enbridge Energy Partners LP	5.500	9/15/40	75	88
	Enbridge Energy Partners LP	7.375	10/15/45	1,300	1,847
	Enbridge Inc.	2.900	7/15/22	450	462
	Enbridge Inc.	2.500	1/15/25	715	743
	Enbridge Inc.	3.700	7/15/27	800	870
	Enbridge Inc.	3.125	11/15/29	825	857
	Enbridge Inc.	4.500	6/10/44	900	976
	Enbridge Inc.	5.500	12/1/46	300	364
	Enbridge Inc.	4.000	11/15/49	325	330
	Energy Transfer Operating LP	3.600	2/1/23	975	1,013
	Energy Transfer Operating LP	4.250	3/15/23	1,600	1,688
[8]	Energy Transfer Operating LP	4.200	9/15/23	300	321
	Energy Transfer Operating LP	4.050	3/15/25	2,091	2,253
	Energy Transfer Operating LP	2.900	5/15/25	375	390
	Energy Transfer Operating LP	4.750	1/15/26	300	332
	Energy Transfer Operating LP	5.500	6/1/27	1,000	1,152
	Energy Transfer Operating LP	5.250	4/15/29	1,300	1,479
	Energy Transfer Operating LP	3.750	5/15/30	2,775	2,858
	Energy Transfer Operating LP	4.900	3/15/35	250	263
	Energy Transfer Operating LP	6.625	10/15/36	350	428
[8]	Energy Transfer Operating LP	5.800	6/15/38	1,080	1,227
	Energy Transfer Operating LP	7.500	7/1/38	500	657

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Energy Transfer Operating LP	6.050	6/1/41	575	646
	Energy Transfer Operating LP	6.500	2/1/42	300	358
	Energy Transfer Operating LP	5.150	2/1/43	425	433
	Energy Transfer Operating LP	5.150	3/15/45	150	155
	Energy Transfer Operating LP	6.125	12/15/45	1,050	1,204
	Energy Transfer Operating LP	5.300	4/15/47	1,400	1,456
	Energy Transfer Operating LP	6.000	6/15/48	850	974
	Energy Transfer Operating LP	6.250	4/15/49	1,200	1,413
	Energy Transfer Operating LP	5.000	5/15/50	3,600	3,730
	Energy Transfer Partners LP	5.875	3/1/22	700	724
	Energy Transfer Partners LP	5.000	10/1/22	1,050	1,102
	Energy Transfer Partners LP	4.500	11/1/23	475	511
	Enterprise Products Operating LLC	3.350	3/15/23	1,250	1,311
	Enterprise Products Operating LLC	3.900	2/15/24	750	811
	Enterprise Products Operating LLC	3.750	2/15/25	825	901
	Enterprise Products Operating LLC	3.700	2/15/26	400	439
	Enterprise Products Operating LLC	3.125	7/31/29	2,300	2,415
	Enterprise Products Operating LLC	2.800	1/31/30	2,426	2,500
[8]	Enterprise Products Operating LLC	6.875	3/1/33	1,375	1,833
	Enterprise Products Operating LLC	7.550	4/15/38	300	438
	Enterprise Products Operating LLC	5.950	2/1/41	470	605
	Enterprise Products Operating LLC	4.850	8/15/42	850	975
	Enterprise Products Operating LLC	4.450	2/15/43	1,000	1,098
	Enterprise Products Operating LLC	4.850	3/15/44	1,780	2,041
	Enterprise Products Operating LLC	5.100	2/15/45	982	1,157
	Enterprise Products Operating LLC	4.900	5/15/46	500	578
	Enterprise Products Operating LLC	4.250	2/15/48	950	1,007
	Enterprise Products Operating LLC	4.800	2/1/49	2,000	2,291
	Enterprise Products Operating LLC	4.200	1/31/50	2,100	2,232
	Enterprise Products Operating LLC	3.200	2/15/52	500	456
	Enterprise Products Operating LLC	4.950	10/15/54	300	343
	Enterprise Products Operating LLC	3.950	1/31/60	2,500	2,482
[8]	Enterprise Products Operating LLC	5.250	8/16/77	400	400
[8]	Enterprise Products Operating LLC	5.375	2/15/78	1,225	1,219
	EOG Resources Inc.	2.625	3/15/23	900	935
	EOG Resources Inc.	4.150	1/15/26	600	674
	EOG Resources Inc.	4.375	4/15/30	1,230	1,412
	EOG Resources Inc.	4.950	4/15/50	1,000	1,224
	Exxon Mobil Corp.	2.397	3/6/22	1,400	1,423
	Exxon Mobil Corp.	1.902	8/16/22	250	255
	Exxon Mobil Corp.	1.571	4/15/23	3,730	3,818
	Exxon Mobil Corp.	3.176	3/15/24	2,000	2,138
	Exxon Mobil Corp.	2.992	3/19/25	5,775	6,183
	Exxon Mobil Corp.	3.043	3/1/26	1,350	1,455
	Exxon Mobil Corp.	2.275	8/16/26	400	416
	Exxon Mobil Corp.	3.294	3/19/27	1,100	1,206
	Exxon Mobil Corp.	2.440	8/16/29	1,000	1,015
	Exxon Mobil Corp.	3.482	3/19/30	1,425	1,544
	Exxon Mobil Corp.	2.610	10/15/30	1,875	1,906
	Exxon Mobil Corp.	2.995	8/16/39	1,000	969
	Exxon Mobil Corp.	4.227	3/19/40	3,550	3,976
	Exxon Mobil Corp.	3.567	3/6/45	750	763
	Exxon Mobil Corp.	4.114	3/1/46	1,000	1,098
	Exxon Mobil Corp.	3.095	8/16/49	1,069	1,004
	Exxon Mobil Corp.	4.327	3/19/50	3,000	3,422
	Exxon Mobil Corp.	3.452	4/15/51	2,380	2,392
	Halliburton Co.	3.500	8/1/23	50	53
	Halliburton Co.	3.800	11/15/25	892	981

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Halliburton Co.	2.920	3/1/30	1,600	1,592
	Halliburton Co.	4.850	11/15/35	1,000	1,124
	Halliburton Co.	6.700	9/15/38	1,070	1,394
	Halliburton Co.	4.500	11/15/41	675	705
	Halliburton Co.	4.750	8/1/43	725	770
	Halliburton Co.	5.000	11/15/45	1,209	1,347
[8]	Helmerich & Payne Inc.	4.650	3/15/25	300	329
	Hess Corp.	3.500	7/15/24	245	258
	Hess Corp.	4.300	4/1/27	500	544
	Hess Corp.	7.875	10/1/29	375	487
	Hess Corp.	7.300	8/15/31	35	45
	Hess Corp.	7.125	3/15/33	415	531
	Hess Corp.	6.000	1/15/40	790	941
	Hess Corp.	5.600	2/15/41	1,100	1,268
	Hess Corp.	5.800	4/1/47	500	591
	HollyFrontier Corp.	5.875	4/1/26	760	859
	HollyFrontier Corp.	4.500	10/1/30	500	513
	Husky Energy Inc.	3.950	4/15/22	450	460
	Husky Energy Inc.	4.000	4/15/24	500	534
	Husky Energy Inc.	4.400	4/15/29	575	615
	Husky Energy Inc.	6.800	9/15/37	300	363
	Kinder Morgan Energy Partners LP	3.950	9/1/22	725	754
	Kinder Morgan Energy Partners LP	3.500	9/1/23	465	493
	Kinder Morgan Energy Partners LP	4.300	5/1/24	1,625	1,775
	Kinder Morgan Energy Partners LP	4.250	9/1/24	850	937
	Kinder Morgan Energy Partners LP	7.300	8/15/33	175	235
	Kinder Morgan Energy Partners LP	5.800	3/15/35	300	366
	Kinder Morgan Energy Partners LP	6.500	2/1/37	400	505
[8]	Kinder Morgan Energy Partners LP	6.950	1/15/38	335	448
	Kinder Morgan Energy Partners LP	6.500	9/1/39	1,625	2,080
	Kinder Morgan Energy Partners LP	6.550	9/15/40	1,290	1,679
	Kinder Morgan Energy Partners LP	7.500	11/15/40	300	405
	Kinder Morgan Energy Partners LP	4.700	11/1/42	1,322	1,416
	Kinder Morgan Energy Partners LP	5.000	3/1/43	500	563
	Kinder Morgan Energy Partners LP	5.500	3/1/44	500	581
	Kinder Morgan Inc.	3.150	1/15/23	300	313
	Kinder Morgan Inc.	4.300	6/1/25	817	911
	Kinder Morgan Inc.	4.300	3/1/28	1,080	1,205
	Kinder Morgan Inc.	2.000	2/15/31	500	463
[8]	Kinder Morgan Inc.	7.800	8/1/31	330	456
[8]	Kinder Morgan Inc.	7.750	1/15/32	1,025	1,434
	Kinder Morgan Inc.	5.300	12/1/34	825	971
	Kinder Morgan Inc.	5.550	6/1/45	1,375	1,641
	Kinder Morgan Inc.	5.050	2/15/46	200	225
	Kinder Morgan Inc.	3.250	8/1/50	2,500	2,204
	Kinder Morgan Inc.	3.600	2/15/51	1,000	933
	Magellan Midstream Partners LP	5.000	3/1/26	450	516
	Magellan Midstream Partners LP	3.250	6/1/30	1,000	1,046
	Magellan Midstream Partners LP	5.150	10/15/43	350	401
	Magellan Midstream Partners LP	4.250	9/15/46	300	305
	Magellan Midstream Partners LP	4.200	10/3/47	575	578
	Magellan Midstream Partners LP	4.850	2/1/49	200	221
	Magellan Midstream Partners LP	3.950	3/1/50	625	613
	Marathon Oil Corp.	2.800	11/1/22	267	274
	Marathon Oil Corp.	3.850	6/1/25	600	643
	Marathon Oil Corp.	4.400	7/15/27	1,350	1,480
	Marathon Oil Corp.	6.800	3/15/32	930	1,152
	Marathon Oil Corp.	6.600	10/1/37	350	436

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Marathon Oil Corp.	5.200	6/1/45	200	219
Marathon Petroleum Corp.	4.500	5/1/23	1,000	1,071
Marathon Petroleum Corp.	4.750	12/15/23	1,000	1,099
Marathon Petroleum Corp.	4.700	5/1/25	3,750	4,214
Marathon Petroleum Corp.	5.125	12/15/26	1,035	1,207
Marathon Petroleum Corp.	3.800	4/1/28	1,150	1,243
Marathon Petroleum Corp.	6.500	3/1/41	1,000	1,327
Marathon Petroleum Corp.	4.750	9/15/44	200	223
Marathon Petroleum Corp.	4.500	4/1/48	895	941
Marathon Petroleum Corp.	5.000	9/15/54	325	345
MPLX LP	3.500	12/1/22	150	157
MPLX LP	3.375	3/15/23	400	420
MPLX LP	4.500	7/15/23	1,300	1,397
MPLX LP	4.875	12/1/24	838	936
MPLX LP	4.875	6/1/25	3,085	3,471
MPLX LP	1.750	3/1/26	600	598
MPLX LP	4.250	12/1/27	2,010	2,251
MPLX LP	4.000	3/15/28	950	1,046
MPLX LP	4.800	2/15/29	500	571
MPLX LP	2.650	8/15/30	2,500	2,456
MPLX LP	4.500	4/15/38	1,075	1,173
MPLX LP	5.200	3/1/47	1,350	1,547
MPLX LP	4.700	4/15/48	1,000	1,079
MPLX LP	5.500	2/15/49	1,775	2,099
NOV Inc.	3.600	12/1/29	500	504
NOV Inc.	3.950	12/1/42	700	637
ONEOK Inc.	7.500	9/1/23	1,425	1,621
ONEOK Inc.	2.750	9/1/24	200	209
ONEOK Inc.	5.850	1/15/26	1,000	1,171
ONEOK Inc.	4.000	7/13/27	150	163
ONEOK Inc.	4.550	7/15/28	750	818
ONEOK Inc.	3.400	9/1/29	1,810	1,853
ONEOK Inc.	3.100	3/15/30	700	704
ONEOK Inc.	6.350	1/15/31	1,000	1,255
ONEOK Inc.	4.950	7/13/47	550	574
ONEOK Inc.	5.200	7/15/48	650	711
ONEOK Inc.	4.450	9/1/49	800	796
ONEOK Inc.	4.500	3/15/50	700	709
ONEOK Partners LP	3.375	10/1/22	1,000	1,032
ONEOK Partners LP	4.900	3/15/25	450	500
ONEOK Partners LP	6.650	10/1/36	360	446
ONEOK Partners LP	6.125	2/1/41	1,340	1,567
Phillips 66	4.300	4/1/22	1,105	1,146
Phillips 66	3.700	4/6/23	300	318
Phillips 66	0.900	2/15/24	1,000	1,000
Phillips 66	3.850	4/9/25	600	655
Phillips 66	1.300	2/15/26	500	495
Phillips 66	3.900	3/15/28	1,300	1,426
Phillips 66	2.150	12/15/30	700	662
Phillips 66	4.650	11/15/34	1,000	1,142
Phillips 66	4.875	11/15/44	2,350	2,768
Phillips 66 Partners LP	2.450	12/15/24	250	260
Phillips 66 Partners LP	3.605	2/15/25	350	375
Phillips 66 Partners LP	3.550	10/1/26	400	428
Phillips 66 Partners LP	3.750	3/1/28	400	428
Phillips 66 Partners LP	3.150	12/15/29	250	252
Phillips 66 Partners LP	4.680	2/15/45	1,080	1,140
Pioneer Natural Resources Co.	0.750	1/15/24	300	299

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Pioneer Natural Resources Co.	1.125	1/15/26	500	490
Pioneer Natural Resources Co.	4.450	1/15/26	390	439
Pioneer Natural Resources Co.	1.900	8/15/30	500	463
Pioneer Natural Resources Co.	2.150	1/15/31	500	472
Plains All American Pipeline LP	3.650	6/1/22	100	102
Plains All American Pipeline LP	2.850	1/31/23	1,200	1,233
Plains All American Pipeline LP	3.600	11/1/24	2,155	2,293
Plains All American Pipeline LP	4.650	10/15/25	600	658
Plains All American Pipeline LP	4.500	12/15/26	350	383
Plains All American Pipeline LP	3.550	12/15/29	900	899
Plains All American Pipeline LP	3.800	9/15/30	500	508
Plains All American Pipeline LP	6.650	1/15/37	500	580
Plains All American Pipeline LP	4.300	1/31/43	975	887
Plains All American Pipeline LP	4.700	6/15/44	500	476
Plains All American Pipeline LP	4.900	2/15/45	500	490
Sabine Pass Liquefaction LLC	6.250	3/15/22	1,465	1,521
Sabine Pass Liquefaction LLC	5.625	4/15/23	1,200	1,301
Sabine Pass Liquefaction LLC	5.750	5/15/24	1,470	1,660
Sabine Pass Liquefaction LLC	5.625	3/1/25	1,325	1,514
Sabine Pass Liquefaction LLC	5.875	6/30/26	1,000	1,172
Sabine Pass Liquefaction LLC	5.000	3/15/27	1,600	1,823
Sabine Pass Liquefaction LLC	4.200	3/15/28	800	878
Sabine Pass Liquefaction LLC	4.500	5/15/30	2,500	2,804
Schlumberger Finance Canada Ltd.	1.400	9/17/25	600	599
Schlumberger Investment SA	3.650	12/1/23	1,190	1,276
Schlumberger Investment SA	2.650	6/26/30	1,300	1,306
Shell International Finance BV	2.375	8/21/22	975	1,002
Shell International Finance BV	2.250	1/6/23	800	826
Shell International Finance BV	3.400	8/12/23	1,200	1,282
Shell International Finance BV	0.375	9/15/23	500	498
Shell International Finance BV	2.000	11/7/24	1,000	1,041
Shell International Finance BV	2.375	4/6/25	1,315	1,380
Shell International Finance BV	3.250	5/11/25	2,490	2,694
Shell International Finance BV	2.875	5/10/26	1,300	1,387
Shell International Finance BV	2.500	9/12/26	505	530
Shell International Finance BV	3.875	11/13/28	500	557
Shell International Finance BV	2.375	11/7/29	1,450	1,460
Shell International Finance BV	2.750	4/6/30	2,405	2,484
Shell International Finance BV	4.125	5/11/35	3,025	3,426
Shell International Finance BV	6.375	12/15/38	820	1,171
Shell International Finance BV	5.500	3/25/40	700	940
Shell International Finance BV	3.625	8/21/42	500	537
Shell International Finance BV	4.550	8/12/43	1,700	2,001
Shell International Finance BV	4.375	5/11/45	2,900	3,390
Shell International Finance BV	4.000	5/10/46	2,500	2,760
Shell International Finance BV	3.125	11/7/49	1,400	1,344
Shell International Finance BV	3.250	4/6/50	1,735	1,711
Spectra Energy Partners LP	4.750	3/15/24	800	879
Spectra Energy Partners LP	3.500	3/15/25	1,566	1,678
Spectra Energy Partners LP	3.375	10/15/26	950	1,021
Spectra Energy Partners LP	4.500	3/15/45	220	234
Suncor Energy Inc.	2.800	5/15/23	600	626
Suncor Energy Inc.	3.100	5/15/25	800	853
Suncor Energy Inc.	5.350	7/15/33	450	528
Suncor Energy Inc.	5.950	5/15/35	500	622
Suncor Energy Inc.	6.800	5/15/38	700	955
Suncor Energy Inc.	6.500	6/15/38	2,090	2,851
Suncor Energy Inc.	4.000	11/15/47	700	706

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Suncor Energy Inc.	3.750	3/4/51	700	679
Sunoco Logistics Partners Operations LP	4.250	4/1/24	900	972
Sunoco Logistics Partners Operations LP	5.950	12/1/25	1,878	2,186
Sunoco Logistics Partners Operations LP	5.300	4/1/44	950	976
Sunoco Logistics Partners Operations LP	5.350	5/15/45	1,525	1,607
Sunoco Logistics Partners Operations LP	5.400	10/1/47	700	750
TC PipeLines LP	3.900	5/25/27	200	217
Tennessee Gas Pipeline Co. LLC	7.000	3/15/27	260	324
Tennessee Gas Pipeline Co. LLC	7.000	10/15/28	500	634
Texas Eastern Transmission LP	7.000	7/15/32	500	672
Total Capital Canada Ltd.	2.750	7/15/23	825	868
Total Capital International SA	2.700	1/25/23	1,025	1,069
Total Capital International SA	3.700	1/15/24	975	1,059
Total Capital International SA	2.434	1/10/25	700	732
Total Capital International SA	3.455	2/19/29	925	1,006
Total Capital International SA	2.829	1/10/30	1,900	1,969
Total Capital International SA	2.986	6/29/41	600	577
Total Capital International SA	3.461	7/12/49	500	495
Total Capital International SA	3.127	5/29/50	2,000	1,873
Total Capital International SA	3.386	6/29/60	500	475
Total Capital SA	3.883	10/11/28	1,025	1,152
TransCanada PipeLines Ltd.	2.500	8/1/22	920	946
TransCanada PipeLines Ltd.	3.750	10/16/23	500	534
TransCanada PipeLines Ltd.	4.250	5/15/28	1,700	1,908
TransCanada PipeLines Ltd.	4.100	4/15/30	1,900	2,116
TransCanada PipeLines Ltd.	4.625	3/1/34	1,800	2,027
TransCanada PipeLines Ltd.	5.600	3/31/34	800	976
TransCanada PipeLines Ltd.	5.850	3/15/36	125	156
TransCanada PipeLines Ltd.	6.200	10/15/37	1,650	2,132
TransCanada PipeLines Ltd.	4.750	5/15/38	1,000	1,136
TransCanada PipeLines Ltd.	7.250	8/15/38	600	865
TransCanada PipeLines Ltd.	6.100	6/1/40	830	1,079
TransCanada PipeLines Ltd.	5.000	10/16/43	850	1,016
TransCanada PipeLines Ltd.	4.875	5/15/48	1,800	2,106
Transcontinental Gas Pipe Line Co. LLC	4.000	3/15/28	300	332
Transcontinental Gas Pipe Line Co. LLC	3.250	5/15/30	1,000	1,051
Transcontinental Gas Pipe Line Co. LLC	4.600	3/15/48	400	455
Transcontinental Gas Pipe Line Co. LLC	3.950	5/15/50	1,500	1,535
Valero Energy Corp.	2.700	4/15/23	1,300	1,349
Valero Energy Corp.	1.200	3/15/24	500	501
Valero Energy Corp.	3.650	3/15/25	241	259
Valero Energy Corp.	2.850	4/15/25	1,050	1,095
Valero Energy Corp.	3.400	9/15/26	1,132	1,208
Valero Energy Corp.	2.150	9/15/27	1,000	979
Valero Energy Corp.	4.350	6/1/28	1,540	1,694
Valero Energy Corp.	4.000	4/1/29	1,000	1,080
Valero Energy Corp.	7.500	4/15/32	1,425	1,905
Valero Energy Corp.	6.625	6/15/37	1,355	1,750
Valero Energy Partners LP	4.375	12/15/26	200	224
Valero Energy Partners LP	4.500	3/15/28	400	442

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Williams Cos. Inc.	4.000	11/15/21	425	431
	Williams Cos. Inc.	3.600	3/15/22	750	769
	Williams Cos. Inc.	3.350	8/15/22	500	516
	Williams Cos. Inc.	3.700	1/15/23	885	926
	Williams Cos. Inc.	4.500	11/15/23	560	610
	Williams Cos. Inc.	4.550	6/24/24	2,500	2,756
	Williams Cos. Inc.	3.900	1/15/25	1,775	1,919
	Williams Cos. Inc.	4.000	9/15/25	1,100	1,203
	Williams Cos. Inc.	3.750	6/15/27	1,325	1,444
	Williams Cos. Inc.	3.500	11/15/30	2,100	2,226
	Williams Cos. Inc.	6.300	4/15/40	990	1,274
	Williams Cos. Inc.	5.800	11/15/43	925	1,127
	Williams Cos. Inc.	5.400	3/4/44	500	591
	Williams Cos. Inc.	4.900	1/15/45	425	468
	Williams Cos. Inc.	5.100	9/15/45	1,750	2,009
	Williams Cos. Inc.	4.850	3/1/48	475	530
	WPX Energy Inc.	5.250	9/15/24	400	443
	WPX Energy Inc.	5.750	6/1/26	300	314
	WPX Energy Inc.	5.250	10/15/27	400	426
	WPX Energy Inc.	5.875	6/15/28	260	287
	WPX Energy Inc.	4.500	1/15/30	518	557
					467,123
Financials (2.9%)
	ACE Capital Trust II	9.700	4/1/30	75	113
[8]	Aegon NV	5.500	4/11/48	585	660
	AerCap Ireland Capital DAC	3.500	5/26/22	232	238
	AerCap Ireland Capital DAC	4.625	7/1/22	475	495
	AerCap Ireland Capital DAC	3.300	1/23/23	650	674
	AerCap Ireland Capital DAC	4.125	7/3/23	250	265
	AerCap Ireland Capital DAC	3.150	2/15/24	500	521
	AerCap Ireland Capital DAC	6.500	7/15/25	3,763	4,381
	AerCap Ireland Capital DAC	4.450	10/1/25	500	543
	AerCap Ireland Capital DAC	1.750	1/30/26	500	485
	AerCap Ireland Capital DAC	3.650	7/21/27	875	916
	AerCap Ireland Capital DAC	4.625	10/15/27	500	547
	AerCap Ireland Capital DAC	3.875	1/23/28	1,000	1,038
	Affiliated Managers Group Inc.	4.250	2/15/24	350	384
	Affiliated Managers Group Inc.	3.500	8/1/25	725	786
	Affiliated Managers Group Inc.	3.300	6/15/30	500	519
	Aflac Inc.	3.625	6/15/23	575	616
	Aflac Inc.	3.625	11/15/24	580	638
	Aflac Inc.	3.250	3/17/25	325	349
	Aflac Inc.	2.875	10/15/26	600	640
	Aflac Inc.	3.600	4/1/30	1,000	1,090
	Aflac Inc.	4.000	10/15/46	150	164
	Aflac Inc.	4.750	1/15/49	1,080	1,328
	Air Lease Corp.	2.250	1/15/23	750	769
	Air Lease Corp.	2.750	1/15/23	400	413
	Air Lease Corp.	3.875	7/3/23	425	451
[8]	Air Lease Corp.	4.250	2/1/24	550	595
	Air Lease Corp.	4.250	9/15/24	475	518
[8]	Air Lease Corp.	2.300	2/1/25	1,175	1,194
	Air Lease Corp.	3.250	3/1/25	600	629
	Air Lease Corp.	3.375	7/1/25	750	792
	Air Lease Corp.	3.625	4/1/27	200	211
	Air Lease Corp.	3.625	12/1/27	1,000	1,046
	Air Lease Corp.	4.625	10/1/28	300	327
	Air Lease Corp.	3.250	10/1/29	595	592

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[8]	Air Lease Corp.	3.000	2/1/30	625	609
	Air Lease Corp.	3.125	12/1/30	1,250	1,243
	Aircastle Ltd.	4.400	9/25/23	450	478
	Aircastle Ltd.	4.125	5/1/24	1,625	1,716
	Aircastle Ltd.	4.250	6/15/26	500	525
	Alleghany Corp.	4.950	6/27/22	425	447
	Alleghany Corp.	4.900	9/15/44	300	359
	Allied World Assurance Co. Holdings Ltd.	4.350	10/29/25	350	375
	Allstate Corp.	3.150	6/15/23	2,350	2,486
	Allstate Corp.	3.280	12/15/26	400	440
	Allstate Corp.	1.450	12/15/30	500	457
	Allstate Corp.	5.550	5/9/35	105	138
	Allstate Corp.	4.500	6/15/43	725	853
	Allstate Corp.	4.200	12/15/46	600	688
	Allstate Corp.	3.850	8/10/49	400	440
[8]	Allstate Corp.	5.750	8/15/53	90	96
[8]	Allstate Corp.	6.500	5/15/57	650	830
	Ally Financial Inc.	3.050	6/5/23	2,000	2,093
	Ally Financial Inc.	1.450	10/2/23	4,000	4,055
	Ally Financial Inc.	3.875	5/21/24	200	216
	Ally Financial Inc.	5.125	9/30/24	550	621
	Ally Financial Inc.	5.800	5/1/25	600	696
[8]	Ally Financial Inc.	8.000	11/1/31	1,600	2,224
	American Equity Investment Life Holding Co.	5.000	6/15/27	300	333
	American Express Co.	3.700	11/5/21	1,000	1,017
	American Express Co.	2.750	5/20/22	1,000	1,025
	American Express Co.	2.500	8/1/22	2,400	2,465
	American Express Co.	2.650	12/2/22	1,500	1,556
	American Express Co.	3.400	2/27/23	950	1,000
	American Express Co.	3.700	8/3/23	1,500	1,604
	American Express Co.	3.400	2/22/24	1,000	1,075
	American Express Co.	2.500	7/30/24	1,065	1,123
	American Express Co.	3.000	10/30/24	1,200	1,285
	American Express Co.	3.625	12/5/24	1,404	1,527
	American Express Co.	4.200	11/6/25	1,212	1,369
	American Express Co.	4.050	12/3/42	621	692
[8]	American Express Credit Corp.	2.700	3/3/22	1,350	1,377
[8]	American Express Credit Corp.	3.300	5/3/27	1,960	2,142
	American Financial Group Inc.	3.500	8/15/26	250	271
	American Financial Group Inc.	5.250	4/2/30	356	424
	American Financial Group Inc.	4.500	6/15/47	500	558
	American International Group Inc.	4.125	2/15/24	650	710
	American International Group Inc.	2.500	6/30/25	1,805	1,881
	American International Group Inc.	3.750	7/10/25	950	1,037
	American International Group Inc.	3.900	4/1/26	1,000	1,101
	American International Group Inc.	4.200	4/1/28	750	837
	American International Group Inc.	4.250	3/15/29	500	561
	American International Group Inc.	3.400	6/30/30	2,230	2,366
	American International Group Inc.	3.875	1/15/35	800	871
	American International Group Inc.	4.700	7/10/35	325	380
	American International Group Inc.	6.250	5/1/36	600	806
	American International Group Inc.	4.500	7/16/44	2,725	3,101
	American International Group Inc.	4.800	7/10/45	1,000	1,190
	American International Group Inc.	4.750	4/1/48	545	652
[8]	American International Group Inc.	5.750	4/1/48	525	584
	American International Group Inc.	4.375	6/30/50	500	573

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	American International Group Inc.	4.375	1/15/55	950	1,050
[8]	American International Group Inc.	8.175	5/15/58	400	549
	Ameriprise Financial Inc.	4.000	10/15/23	1,575	1,711
	Ameriprise Financial Inc.	3.700	10/15/24	350	384
	Ameriprise Financial Inc.	3.000	4/2/25	3,459	3,679
[8]	Aon Corp.	8.205	1/1/27	150	196
	Aon Corp.	4.500	12/15/28	600	687
	Aon Corp.	3.750	5/2/29	380	417
	Aon Corp.	2.800	5/15/30	1,620	1,655
	Aon Corp.	6.250	9/30/40	150	204
	Aon plc	4.000	11/27/23	100	108
	Aon plc	3.500	6/14/24	575	619
	Aon plc	3.875	12/15/25	300	331
	Aon plc	4.600	6/14/44	625	739
	Aon plc	4.750	5/15/45	695	841
	Arch Capital Finance LLC	4.011	12/15/26	350	395
	Arch Capital Finance LLC	5.031	12/15/46	100	122
	Arch Capital Group Ltd.	7.350	5/1/34	500	710
	Arch Capital Group Ltd.	3.635	6/30/50	975	972
	Arch Capital Group US Inc.	5.144	11/1/43	275	336
	Ares Capital Corp.	3.500	2/10/23	600	626
	Ares Capital Corp.	4.200	6/10/24	825	890
	Ares Capital Corp.	4.250	3/1/25	480	515
	Ares Capital Corp.	3.250	7/15/25	967	997
	Ares Capital Corp.	3.875	1/15/26	1,000	1,053
	Ares Capital Corp.	2.150	7/15/26	500	486
	Aspen Insurance Holdings Ltd.	4.650	11/15/23	1,875	2,043
[8]	Associated Bank NA	3.500	8/13/21	250	252
	Assurant Inc.	4.000	3/15/23	225	239
	Assurant Inc.	4.200	9/27/23	100	108
	Assurant Inc.	4.900	3/27/28	400	456
	Assurant Inc.	6.750	2/15/34	92	114
	Assured Guaranty US Holdings Inc.	5.000	7/1/24	400	449
	Athene Holding Ltd.	4.125	1/12/28	835	906
	Athene Holding Ltd.	6.150	4/3/30	900	1,096
	Athene Holding Ltd.	3.500	1/15/31	1,500	1,540
	Australia & New Zealand Banking Group Ltd.	2.550	11/23/21	300	304
	Australia & New Zealand Banking Group Ltd.	2.625	5/19/22	250	257
[8]	Australia & New Zealand Banking Group Ltd.	2.625	11/9/22	1,750	1,815
[8]	Australia & New Zealand Banking Group Ltd.	3.700	11/16/25	250	277
	AXA SA	8.600	12/15/30	1,080	1,651
	AXIS Specialty Finance LLC	3.900	7/15/29	1,840	1,971
[8]	AXIS Specialty Finance LLC	4.900	1/15/40	250	257
	AXIS Specialty Finance plc	4.000	12/6/27	1,500	1,671
	Banco Santander SA	3.848	4/12/23	1,200	1,274
	Banco Santander SA	2.706	6/27/24	400	421
	Banco Santander SA	5.179	11/19/25	1,300	1,474
	Banco Santander SA	1.849	3/25/26	1,000	995
	Banco Santander SA	4.250	4/11/27	2,000	2,225
	Banco Santander SA	3.800	2/23/28	200	216
	Banco Santander SA	4.379	4/12/28	1,200	1,334
	Banco Santander SA	3.306	6/27/29	500	530
	Banco Santander SA	3.490	5/28/30	1,000	1,047
	Banco Santander SA	2.958	3/25/31	1,000	991

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Bancolombia SA	3.000	1/29/25	400	408
[8]	Bank of America Corp.	2.503	10/21/22	1,850	1,871
[8]	Bank of America Corp.	3.300	1/11/23	925	972
[8]	Bank of America Corp.	2.816	7/21/23	3,575	3,682
	Bank of America Corp.	4.100	7/24/23	1,425	1,536
[8]	Bank of America Corp.	3.004	12/20/23	8,200	8,527
[8]	Bank of America Corp.	3.550	3/5/24	3,535	3,728
[8]	Bank of America Corp.	3.864	7/23/24	625	667
[8]	Bank of America Corp.	4.200	8/26/24	3,025	3,326
[8]	Bank of America Corp.	0.810	10/24/24	2,500	2,499
[8]	Bank of America Corp.	4.000	1/22/25	4,240	4,642
[8]	Bank of America Corp.	3.950	4/21/25	3,036	3,329
[8]	Bank of America Corp.	0.981	9/25/25	500	497
[8]	Bank of America Corp.	3.093	10/1/25	2,500	2,663
[8]	Bank of America Corp.	2.456	10/22/25	1,175	1,232
[8]	Bank of America Corp.	3.366	1/23/26	1,300	1,397
[8]	Bank of America Corp.	4.450	3/3/26	7,252	8,124
[8]	Bank of America Corp.	3.500	4/19/26	830	910
[8]	Bank of America Corp.	1.319	6/19/26	11,450	11,410
[8]	Bank of America Corp.	4.250	10/22/26	1,500	1,679
[8]	Bank of America Corp.	1.197	10/24/26	2,000	1,970
[8]	Bank of America Corp.	3.559	4/23/27	2,275	2,468
[8]	Bank of America Corp.	3.248	10/21/27	2,225	2,388
[8]	Bank of America Corp.	3.824	1/20/28	450	493
[8]	Bank of America Corp.	3.705	4/24/28	1,400	1,531
[8]	Bank of America Corp.	3.593	7/21/28	3,008	3,268
[8]	Bank of America Corp.	3.419	12/20/28	6,357	6,810
[8]	Bank of America Corp.	3.970	3/5/29	1,425	1,565
[8]	Bank of America Corp.	4.271	7/23/29	4,275	4,815
[8]	Bank of America Corp.	3.974	2/7/30	500	552
[8]	Bank of America Corp.	3.194	7/23/30	2,000	2,098
[8]	Bank of America Corp.	2.884	10/22/30	4,175	4,298
[8]	Bank of America Corp.	2.496	2/13/31	175	173
[8]	Bank of America Corp.	2.592	4/29/31	6,000	5,981
[8]	Bank of America Corp.	1.922	10/24/31	3,000	2,827
[8]	Bank of America Corp.	2.651	3/11/32	500	501
	Bank of America Corp.	6.110	1/29/37	2,010	2,633
[8]	Bank of America Corp.	4.244	4/24/38	2,600	2,962
	Bank of America Corp.	7.750	5/14/38	2,075	3,151
[8]	Bank of America Corp.	4.078	4/23/40	1,425	1,572
[8]	Bank of America Corp.	2.676	6/19/41	4,450	4,162
[8]	Bank of America Corp.	5.875	2/7/42	1,350	1,832
[8]	Bank of America Corp.	5.000	1/21/44	1,950	2,390
[8]	Bank of America Corp.	4.875	4/1/44	550	667
[8]	Bank of America Corp.	4.750	4/21/45	350	416
[8]	Bank of America Corp.	4.443	1/20/48	2,075	2,424
[8]	Bank of America Corp.	3.946	1/23/49	1,175	1,288
[8]	Bank of America Corp.	4.330	3/15/50	700	807
[8]	Bank of America Corp.	4.083	3/20/51	5,500	6,116
[8]	Bank of America Corp.	2.831	10/24/51	2,000	1,844
[8]	Bank of America Corp.	3.483	3/13/52	1,000	1,016
[8]	Bank of America NA	6.000	10/15/36	600	822
[8]	Bank of Montreal	1.900	8/27/21	1,500	1,510
[8]	Bank of Montreal	2.900	3/26/22	2,350	2,410
[8]	Bank of Montreal	2.350	9/11/22	137	141
[8]	Bank of Montreal	2.550	11/6/22	13	13
	Bank of Montreal	0.450	12/8/23	500	497
[8]	Bank of Montreal	3.300	2/5/24	1,000	1,072

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[8]	Bank of Montreal	2.500	6/28/24	800	844
[8]	Bank of Montreal	1.850	5/1/25	820	839
[8]	Bank of Montreal	0.949	1/22/27	1,000	972
[8]	Bank of Montreal	4.338	10/5/28	400	433
[8]	Bank of Montreal	3.803	12/15/32	1,600	1,756
[8]	Bank of New York Mellon Corp.	1.850	1/27/23	375	386
[8]	Bank of New York Mellon Corp.	2.950	1/29/23	850	888
[8]	Bank of New York Mellon Corp.	3.500	4/28/23	625	665
[8]	Bank of New York Mellon Corp.	2.661	5/16/23	1,275	1,305
[8]	Bank of New York Mellon Corp.	3.450	8/11/23	525	561
[8]	Bank of New York Mellon Corp.	2.200	8/16/23	825	858
[8]	Bank of New York Mellon Corp.	3.650	2/4/24	900	976
[8]	Bank of New York Mellon Corp.	3.250	9/11/24	600	651
[8]	Bank of New York Mellon Corp.	3.950	11/18/25	742	830
[8]	Bank of New York Mellon Corp.	2.800	5/4/26	1,200	1,282
[8]	Bank of New York Mellon Corp.	2.450	8/17/26	500	526
[8]	Bank of New York Mellon Corp.	3.250	5/16/27	1,500	1,631
[8]	Bank of New York Mellon Corp.	3.400	1/29/28	600	656
[8]	Bank of New York Mellon Corp.	3.442	2/7/28	1,200	1,315
[8]	Bank of New York Mellon Corp.	3.000	10/30/28	1,000	1,059
[8]	Bank of New York Mellon Corp.	3.300	8/23/29	500	536
	Bank of Nova Scotia	1.875	4/26/21	600	601
	Bank of Nova Scotia	2.375	1/18/23	2,250	2,327
	Bank of Nova Scotia	1.950	2/1/23	1,825	1,875
	Bank of Nova Scotia	1.625	5/1/23	1,000	1,021
	Bank of Nova Scotia	3.400	2/11/24	500	537
	Bank of Nova Scotia	2.200	2/3/25	3,575	3,715
	Bank of Nova Scotia	1.300	6/11/25	3,000	3,001
	Bank of Nova Scotia	4.500	12/16/25	1,250	1,414
	Bank of Nova Scotia	2.700	8/3/26	425	449
	BankUnited Inc.	4.875	11/17/25	219	247
	Barclays Bank plc	1.700	5/12/22	800	811
	Barclays plc	3.200	8/10/21	850	858
	Barclays plc	3.684	1/10/23	950	972
[8]	Barclays plc	4.338	5/16/24	1,000	1,071
	Barclays plc	1.007	12/10/24	1,300	1,297
	Barclays plc	3.650	3/16/25	3,000	3,225
[8]	Barclays plc	3.932	5/7/25	800	861
	Barclays plc	4.375	1/12/26	1,200	1,333
[8]	Barclays plc	2.852	5/7/26	2,025	2,109
	Barclays plc	5.200	5/12/26	1,260	1,424
	Barclays plc	4.337	1/10/28	1,000	1,105
	Barclays plc	4.836	5/9/28	4,750	5,298
[8]	Barclays plc	4.972	5/16/29	1,000	1,148
[8]	Barclays plc	5.088	6/20/30	2,975	3,360
	Barclays plc	2.645	6/24/31	1,000	985
	Barclays plc	3.564	9/23/35	700	699
	Barclays plc	5.250	8/17/45	500	622
	Barclays plc	4.950	1/10/47	1,300	1,564
[8]	BBVA USA	2.875	6/29/22	1,550	1,594
	Berkshire Hathaway Finance Corp.	3.000	5/15/22	800	825
	Berkshire Hathaway Finance Corp.	1.850	3/12/30	1,500	1,459
	Berkshire Hathaway Finance Corp.	5.750	1/15/40	130	177
	Berkshire Hathaway Finance Corp.	4.400	5/15/42	600	714
	Berkshire Hathaway Finance Corp.	4.300	5/15/43	550	639
	Berkshire Hathaway Finance Corp.	4.200	8/15/48	2,000	2,305
	Berkshire Hathaway Finance Corp.	4.250	1/15/49	810	936
	Berkshire Hathaway Finance Corp.	2.850	10/15/50	1,685	1,545

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Berkshire Hathaway Finance Corp.	2.500	1/15/51	500	429
	Berkshire Hathaway Inc.	3.000	2/11/23	225	236
	Berkshire Hathaway Inc.	2.750	3/15/23	1,675	1,749
	Berkshire Hathaway Inc.	3.125	3/15/26	3,231	3,510
	Berkshire Hathaway Inc.	4.500	2/11/43	1,325	1,600
	BGC Partners Inc.	3.750	10/1/24	425	445
	BlackRock Inc.	3.500	3/18/24	700	764
	BlackRock Inc.	3.200	3/15/27	550	602
	BlackRock Inc.	3.250	4/30/29	1,000	1,082
	BlackRock Inc.	2.400	4/30/30	1,250	1,262
	BlackRock Inc.	1.900	1/28/31	915	883
[3,8]	Blackstone Secured Lending Fund	3.650	7/14/23	500	521
[3,8]	Blackstone Secured Lending Fund	3.625	1/15/26	500	517
[8]	BNP Paribas SA	3.250	3/3/23	375	395
[8]	BNP Paribas SA	4.250	10/15/24	500	552
[3,8]	BNP Paribas SA	3.052	1/13/31	1,175	1,205
[8]	BPCE SA	2.750	12/2/21	500	508
[3,8]	BPCE SA	3.000	5/22/22	1,000	1,029
	BPCE SA	4.000	4/15/24	1,200	1,313
[8]	BPCE SA	3.375	12/2/26	250	272
	Brighthouse Financial Inc.	3.700	6/22/27	623	659
	Brighthouse Financial Inc.	5.625	5/15/30	500	584
	Brighthouse Financial Inc.	4.700	6/22/47	629	639
	Brookfield Asset Management Inc.	4.000	1/15/25	658	720
	Brookfield Finance Inc.	4.000	4/1/24	725	786
	Brookfield Finance Inc.	4.250	6/2/26	150	168
	Brookfield Finance Inc.	3.900	1/25/28	500	549
	Brookfield Finance Inc.	4.850	3/29/29	600	693
	Brookfield Finance Inc.	4.350	4/15/30	320	359
	Brookfield Finance Inc.	4.700	9/20/47	750	855
	Brookfield Finance LLC	3.450	4/15/50	1,200	1,142
	Brown & Brown Inc.	4.200	9/15/24	400	440
	Brown & Brown Inc.	4.500	3/15/29	275	309
	Brown & Brown Inc.	2.375	3/15/31	500	480
	Canadian Imperial Bank of Commerce	2.550	6/16/22	1,700	1,744
	Canadian Imperial Bank of Commerce	0.950	6/23/23	1,000	1,006
[8]	Canadian Imperial Bank of Commerce	3.500	9/13/23	1,000	1,074
	Canadian Imperial Bank of Commerce	0.500	12/14/23	1,100	1,092
	Canadian Imperial Bank of Commerce	3.100	4/2/24	800	851
	Canadian Imperial Bank of Commerce	2.250	1/28/25	190	197
	Canadian Imperial Bank of Commerce	0.950	10/23/25	500	492
	Capital One Bank USA NA	3.375	2/15/23	1,140	1,197
[8]	Capital One Bank USA NA	2.280	1/28/26	750	768
	Capital One Financial Corp.	3.050	3/9/22	675	690
	Capital One Financial Corp.	3.200	1/30/23	2,000	2,095
	Capital One Financial Corp.	3.500	6/15/23	82	87
	Capital One Financial Corp.	3.900	1/29/24	250	270
	Capital One Financial Corp.	3.750	4/24/24	2,575	2,779
	Capital One Financial Corp.	3.300	10/30/24	4,050	4,354
	Capital One Financial Corp.	4.250	4/30/25	502	554
	Capital One Financial Corp.	4.200	10/29/25	500	553
	Capital One Financial Corp.	3.750	7/28/26	250	271
	Capital One Financial Corp.	3.750	3/9/27	1,075	1,177
	Capital One Financial Corp.	3.650	5/11/27	1,750	1,912
	Capital One Financial Corp.	3.800	1/31/28	2,000	2,196
	Cboe Global Markets Inc.	3.650	1/12/27	490	538
	Cboe Global Markets Inc.	1.625	12/15/30	500	465
	CBRE Services Inc.	4.875	3/1/26	625	717

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	CBRE Services Inc.	2.500	4/1/31	500	487
	Charles Schwab Corp.	3.225	9/1/22	1,225	1,275
	Charles Schwab Corp.	2.650	1/25/23	400	416
	Charles Schwab Corp.	3.550	2/1/24	420	453
	Charles Schwab Corp.	4.200	3/24/25	1,000	1,117
	Charles Schwab Corp.	3.850	5/21/25	100	110
	Charles Schwab Corp.	0.900	3/11/26	1,000	986
	Charles Schwab Corp.	3.200	3/2/27	1,100	1,194
	Charles Schwab Corp.	3.200	1/25/28	400	433
	Charles Schwab Corp.	4.000	2/1/29	440	496
	Charles Schwab Corp.	3.250	5/22/29	475	510
	Chubb Corp.	6.000	5/11/37	375	520
[8]	Chubb Corp.	6.500	5/15/38	1,322	1,915
	Chubb INA Holdings Inc.	2.875	11/3/22	1,085	1,121
	Chubb INA Holdings Inc.	2.700	3/13/23	350	365
	Chubb INA Holdings Inc.	3.350	5/15/24	275	296
	Chubb INA Holdings Inc.	3.150	3/15/25	1,164	1,251
	Chubb INA Holdings Inc.	3.350	5/3/26	2,200	2,394
	Chubb INA Holdings Inc.	1.375	9/15/30	2,500	2,283
	Chubb INA Holdings Inc.	6.700	5/15/36	180	258
	Chubb INA Holdings Inc.	4.150	3/13/43	225	257
	Chubb INA Holdings Inc.	4.350	11/3/45	800	943
	CI Financial Corp.	3.200	12/17/30	2,000	1,985
[8]	Cincinnati Financial Corp.	6.920	5/15/28	300	382
	Cincinnati Financial Corp.	6.125	11/1/34	275	365
	Citigroup Inc.	2.350	8/2/21	600	605
	Citigroup Inc.	2.750	4/25/22	1,125	1,150
	Citigroup Inc.	4.050	7/30/22	2,225	2,325
	Citigroup Inc.	2.700	10/27/22	1,550	1,598
[8]	Citigroup Inc.	2.312	11/4/22	750	758
	Citigroup Inc.	3.500	5/15/23	450	476
	Citigroup Inc.	3.875	10/25/23	2,575	2,791
	Citigroup Inc.	3.750	6/16/24	2,975	3,244
	Citigroup Inc.	4.000	8/5/24	725	791
	Citigroup Inc.	0.776	10/30/24	2,000	1,995
	Citigroup Inc.	3.875	3/26/25	3,544	3,838
	Citigroup Inc.	3.300	4/27/25	275	296
	Citigroup Inc.	4.400	6/10/25	1,975	2,191
	Citigroup Inc.	5.500	9/13/25	1,000	1,159
	Citigroup Inc.	3.700	1/12/26	400	438
	Citigroup Inc.	4.600	3/9/26	975	1,097
[8]	Citigroup Inc.	3.106	4/8/26	5,750	6,122
	Citigroup Inc.	3.400	5/1/26	750	814
	Citigroup Inc.	3.200	10/21/26	3,000	3,219
	Citigroup Inc.	4.300	11/20/26	775	862
	Citigroup Inc.	4.450	9/29/27	3,450	3,878
[8]	Citigroup Inc.	3.887	1/10/28	2,075	2,279
	Citigroup Inc.	6.625	1/15/28	800	1,008
[8]	Citigroup Inc.	3.668	7/24/28	2,675	2,926
	Citigroup Inc.	4.125	7/25/28	425	470
[8]	Citigroup Inc.	3.520	10/27/28	2,760	2,985
[8]	Citigroup Inc.	3.980	3/20/30	2,000	2,205
[8]	Citigroup Inc.	2.976	11/5/30	1,175	1,214
[8]	Citigroup Inc.	2.666	1/29/31	175	176
[8]	Citigroup Inc.	4.412	3/31/31	8,750	9,907
[8]	Citigroup Inc.	2.572	6/3/31	2,500	2,492
	Citigroup Inc.	5.875	2/22/33	200	253
	Citigroup Inc.	6.000	10/31/33	525	671

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Citigroup Inc.	6.125	8/25/36	1,699	2,209
[8]	Citigroup Inc.	3.878	1/24/39	1,100	1,191
	Citigroup Inc.	8.125	7/15/39	1,099	1,811
[8]	Citigroup Inc.	5.316	3/26/41	4,950	6,374
	Citigroup Inc.	5.875	1/30/42	800	1,085
	Citigroup Inc.	5.300	5/6/44	750	945
	Citigroup Inc.	4.650	7/30/45	1,200	1,438
	Citigroup Inc.	4.750	5/18/46	825	975
	Citigroup Inc.	4.650	7/23/48	1,480	1,816
[8]	Citizens Bank NA	2.650	5/26/22	600	614
[8]	Citizens Bank NA	3.700	3/29/23	250	265
[8]	Citizens Bank NA	3.750	2/18/26	500	550
	Citizens Financial Group Inc.	2.850	7/27/26	1,775	1,880
	Citizens Financial Group Inc.	2.500	2/6/30	450	447
[3,8]	Citizens Financial Group Inc.	4.300	2/11/31	825	892
[3,8]	Citizens Financial Group Inc.	2.638	9/30/32	180	172
	CME Group Inc.	3.000	9/15/22	850	881
	CME Group Inc.	3.000	3/15/25	133	142
	CME Group Inc.	5.300	9/15/43	720	984
	CME Group Inc.	4.150	6/15/48	500	599
	CNA Financial Corp.	3.950	5/15/24	895	973
	CNA Financial Corp.	3.450	8/15/27	400	435
	CNA Financial Corp.	3.900	5/1/29	800	883
	CNO Financial Group Inc.	5.250	5/30/25	500	568
[8]	Comerica Bank	4.000	7/27/25	578	640
	Comerica Inc.	3.700	7/31/23	750	803
	Cooperatieve Rabobank UA	3.950	11/9/22	975	1,027
	Cooperatieve Rabobank UA	4.625	12/1/23	2,675	2,929
	Cooperatieve Rabobank UA	0.375	1/12/24	1,000	997
[8]	Cooperatieve Rabobank UA	3.375	5/21/25	1,815	1,975
	Cooperatieve Rabobank UA	4.375	8/4/25	802	888
[8]	Cooperatieve Rabobank UA	3.750	7/21/26	1,800	1,960
	Cooperatieve Rabobank UA	5.750	12/1/43	750	1,005
	Cooperatieve Rabobank UA	5.250	8/4/45	3,250	4,179
	Credit Suisse AG	3.000	10/29/21	800	811
	Credit Suisse AG	2.100	11/12/21	400	404
	Credit Suisse AG	2.800	4/8/22	750	766
	Credit Suisse AG	0.495	2/2/24	500	494
[8]	Credit Suisse AG	3.625	9/9/24	2,325	2,514
[3,8]	Credit Suisse Group AG	3.574	1/9/23	1,175	1,201
	Credit Suisse Group AG	3.800	6/9/23	2,335	2,474
	Credit Suisse Group AG	3.750	3/26/25	1,500	1,613
	Credit Suisse Group AG	4.550	4/17/26	1,300	1,455
[3,8]	Credit Suisse Group AG	4.194	4/1/31	1,000	1,081
	Credit Suisse Group AG	4.875	5/15/45	2,450	2,894
	Credit Suisse Group Funding Guernsey Ltd.	3.800	9/15/22	1,100	1,148
	Credit Suisse USA Inc.	7.125	7/15/32	465	653
[8]	Deutsche Bank AG	4.250	10/14/21	2,700	2,750
[8]	Deutsche Bank AG	3.300	11/16/22	2,500	2,600
	Deutsche Bank AG	3.950	2/27/23	1,300	1,371
[8]	Deutsche Bank AG	3.700	5/30/24	775	828
[8]	Deutsche Bank AG	4.100	1/13/26	400	437
	Deutsche Bank AG	2.129	11/24/26	1,600	1,598
[8]	Deutsche Bank AG	3.547	9/18/31	500	515
[8]	Discover Bank	3.200	8/9/21	350	353
[8]	Discover Bank	3.350	2/6/23	600	628
[8]	Discover Bank	4.200	8/8/23	500	540

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Discover Bank	2.450	9/12/24	600	628
[8]	Discover Bank	4.250	3/13/26	2,043	2,285
[8]	Discover Bank	3.450	7/27/26	500	539
[8]	Discover Bank	4.682	8/9/28	425	452
[8]	Discover Bank	4.650	9/13/28	500	571
[8]	Discover Bank	2.700	2/6/30	400	403
	Discover Financial Services	3.850	11/21/22	225	236
	Discover Financial Services	3.950	11/6/24	350	381
	Discover Financial Services	3.750	3/4/25	953	1,032
	Discover Financial Services	4.500	1/30/26	3,183	3,591
	Discover Financial Services	4.100	2/9/27	1,175	1,301
	E*TRADE Financial Corp.	3.800	8/24/27	325	360
	E*TRADE Financial Corp.	4.500	6/20/28	330	374
	Eaton Vance Corp.	3.625	6/15/23	225	240
	Eaton Vance Corp.	3.500	4/6/27	300	326
	Enstar Group Ltd.	4.950	6/1/29	680	755
	Equitable Holdings Inc.	3.900	4/20/23	258	274
	Equitable Holdings Inc.	7.000	4/1/28	600	764
	Equitable Holdings Inc.	4.350	4/20/28	4,460	4,972
	Equitable Holdings Inc.	5.000	4/20/48	1,200	1,453
	Everest Reinsurance Holdings Inc.	4.868	6/1/44	300	360
	Everest Reinsurance Holdings Inc.	3.500	10/15/50	500	488
	Fairfax Financial Holdings Ltd.	4.850	4/17/28	400	441
	Fairfax Financial Holdings Ltd.	4.625	4/29/30	600	654
[3,8]	Fairfax Financial Holdings Ltd.	3.375	3/3/31	500	496
	Fidelity National Financial Inc.	3.400	6/15/30	500	522
	Fidelity National Financial Inc.	2.450	3/15/31	750	725
	Fifth Third Bancorp	3.500	3/15/22	950	976
	Fifth Third Bancorp	4.300	1/16/24	475	519
	Fifth Third Bancorp	3.650	1/25/24	500	539
	Fifth Third Bancorp	2.375	1/28/25	1,823	1,895
	Fifth Third Bancorp	2.550	5/5/27	1,500	1,556
	Fifth Third Bancorp	3.950	3/14/28	300	339
	Fifth Third Bancorp	8.250	3/1/38	710	1,148
[8]	Fifth Third Bank NA	2.875	10/1/21	1,435	1,449
[8]	Fifth Third Bank NA	1.800	1/30/23	315	323
[8]	Fifth Third Bank NA	3.950	7/28/25	625	696
[8]	Fifth Third Bank NA	3.850	3/15/26	1,500	1,647
[8]	Fifth Third Bank NA	2.250	2/1/27	1,165	1,204
	First American Financial Corp.	4.600	11/15/24	220	245
[8]	First Republic Bank	1.912	2/12/24	500	512
[8]	First Republic Bank	4.375	8/1/46	200	228
[8]	First Republic Bank	4.625	2/13/47	375	444
	FirstMerit Bank NA	4.270	11/25/26	450	504
	Franklin Resources Inc.	2.800	9/15/22	500	517
	Franklin Resources Inc.	2.850	3/30/25	250	265
	Franklin Resources Inc.	1.600	10/30/30	500	462
	FS KKR Capital Corp.	4.750	5/15/22	100	103
	FS KKR Capital Corp.	4.625	7/15/24	100	106
	FS KKR Capital Corp.	4.125	2/1/25	1,000	1,028
	FS KKR Capital Corp.	3.400	1/15/26	1,580	1,567
	GATX Corp.	3.250	3/30/25	375	401
	GATX Corp.	3.850	3/30/27	250	276
	GATX Corp.	3.500	3/15/28	200	215
	GATX Corp.	4.550	11/7/28	600	688
	GATX Corp.	4.700	4/1/29	275	316
	GATX Corp.	4.000	6/30/30	460	508
	GATX Corp.	1.900	6/1/31	500	460

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	GATX Corp.	5.200	3/15/44	150	183
	GATX Corp.	4.500	3/30/45	150	165
[3,8]	GE Capital Funding LLC	3.450	5/15/25	2,320	2,509
[3,8]	GE Capital Funding LLC	4.050	5/15/27	1,300	1,448
[3,8]	GE Capital Funding LLC	4.400	5/15/30	2,680	3,034
[3,8]	GE Capital Funding LLC	4.550	5/15/32	700	803
	GE Capital International Funding Co. Unlimited Co.	3.373	11/15/25	474	514
	GE Capital International Funding Co. Unlimited Co.	4.418	11/15/35	9,832	11,255
	Global Payments Inc.	3.750	6/1/23	500	530
	Global Payments Inc.	4.000	6/1/23	475	508
	Global Payments Inc.	2.650	2/15/25	1,400	1,471
	Global Payments Inc.	4.800	4/1/26	600	683
	Global Payments Inc.	4.450	6/1/28	300	341
	Global Payments Inc.	3.200	8/15/29	1,600	1,678
	Global Payments Inc.	2.900	5/15/30	500	509
	Global Payments Inc.	4.150	8/15/49	1,200	1,300
	Globe Life Inc.	3.800	9/15/22	200	209
	Globe Life Inc.	4.550	9/15/28	385	443
	Globe Life Inc.	2.150	8/15/30	500	480
	Goldman Sachs BDC Inc.	2.875	1/15/26	500	505
	Goldman Sachs Capital I	6.345	2/15/34	975	1,296
	Goldman Sachs Group Inc.	3.000	4/26/22	3,450	3,454
[8]	Goldman Sachs Group Inc.	2.876	10/31/22	3,095	3,136
	Goldman Sachs Group Inc.	3.625	1/22/23	1,725	1,820
[8]	Goldman Sachs Group Inc.	0.481	1/27/23	3,500	3,491
	Goldman Sachs Group Inc.	3.200	2/23/23	2,805	2,935
[8]	Goldman Sachs Group Inc.	2.908	6/5/23	3,650	3,745
	Goldman Sachs Group Inc.	3.625	2/20/24	5,000	5,381
	Goldman Sachs Group Inc.	4.000	3/3/24	1,750	1,908
	Goldman Sachs Group Inc.	3.500	1/23/25	4,929	5,317
	Goldman Sachs Group Inc.	3.500	4/1/25	1,000	1,082
	Goldman Sachs Group Inc.	3.750	5/22/25	1,000	1,089
	Goldman Sachs Group Inc.	3.750	2/25/26	2,450	2,686
[8]	Goldman Sachs Group Inc.	1.093	12/9/26	2,000	1,956
	Goldman Sachs Group Inc.	5.950	1/15/27	1,030	1,244
	Goldman Sachs Group Inc.	3.850	1/26/27	1,100	1,206
[8]	Goldman Sachs Group Inc.	3.691	6/5/28	6,050	6,602
[8]	Goldman Sachs Group Inc.	3.814	4/23/29	1,200	1,311
[8]	Goldman Sachs Group Inc.	4.223	5/1/29	2,150	2,398
	Goldman Sachs Group Inc.	3.800	3/15/30	6,425	7,081
	Goldman Sachs Group Inc.	1.992	1/27/32	2,200	2,082
	Goldman Sachs Group Inc.	6.450	5/1/36	2,975	4,033
	Goldman Sachs Group Inc.	6.750	10/1/37	3,620	5,105
[8]	Goldman Sachs Group Inc.	4.017	10/31/38	1,730	1,927
[8]	Goldman Sachs Group Inc.	4.411	4/23/39	1,500	1,748
	Goldman Sachs Group Inc.	6.250	2/1/41	2,090	2,965
[8]	Goldman Sachs Group Inc.	4.800	7/8/44	2,075	2,543
	Goldman Sachs Group Inc.	5.150	5/22/45	2,075	2,596
	Goldman Sachs Group Inc.	4.750	10/21/45	525	644
	Hanover Insurance Group Inc.	4.500	4/15/26	270	305
	Hartford Financial Services Group Inc.	2.800	8/19/29	500	515
	Hartford Financial Services Group Inc.	6.100	10/1/41	600	821
	Hartford Financial Services Group Inc.	4.300	4/15/43	500	567
	Hartford Financial Services Group Inc.	3.600	8/19/49	500	515
[8]	HSBC Bank USA NA	7.000	1/15/39	650	963
[8]	HSBC Holdings plc	3.262	3/13/23	3,525	3,614

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	HSBC Holdings plc	3.600	5/25/23	1,525	1,623
	HSBC Holdings plc	4.250	3/14/24	1,000	1,088
[8]	HSBC Holdings plc	3.950	5/18/24	2,100	2,238
[8]	HSBC Holdings plc	3.803	3/11/25	2,800	3,017
[8]	HSBC Holdings plc	2.633	11/7/25	200	209
	HSBC Holdings plc	4.300	3/8/26	3,570	3,991
[8]	HSBC Holdings plc	1.645	4/18/26	3,000	2,989
	HSBC Holdings plc	3.900	5/25/26	1,950	2,150
[8]	HSBC Holdings plc	2.099	6/4/26	7,135	7,261
[8]	HSBC Holdings plc	4.292	9/12/26	3,100	3,430
	HSBC Holdings plc	4.375	11/23/26	1,000	1,116
	HSBC Holdings plc	1.589	5/24/27	1,000	980
[8]	HSBC Holdings plc	4.041	3/13/28	1,000	1,093
[8]	HSBC Holdings plc	2.013	9/22/28	6,000	5,910
[8]	HSBC Holdings plc	4.583	6/19/29	800	897
	HSBC Holdings plc	4.950	3/31/30	3,425	3,978
[8]	HSBC Holdings plc	2.848	6/4/31	2,000	1,989
[8]	HSBC Holdings plc	2.357	8/18/31	4,000	3,828
[8]	HSBC Holdings plc	7.625	5/17/32	400	553
[8]	HSBC Holdings plc	7.350	11/27/32	400	539
	HSBC Holdings plc	6.500	5/2/36	2,485	3,258
	HSBC Holdings plc	6.500	9/15/37	660	878
	HSBC Holdings plc	6.800	6/1/38	1,450	1,996
	HSBC Holdings plc	6.100	1/14/42	200	274
	HSBC Holdings plc	5.250	3/14/44	1,700	2,073
	HSBC USA Inc.	3.500	6/23/24	400	432
	Huntington Bancshares Inc.	2.625	8/6/24	250	263
	Huntington Bancshares Inc.	4.000	5/15/25	400	442
	Huntington Bancshares Inc.	2.550	2/4/30	125	125
[8]	Huntington National Bank	3.125	4/1/22	400	410
[8]	Huntington National Bank	2.500	8/7/22	600	617
	Huntington National Bank	1.800	2/3/23	1,125	1,151
[8]	Huntington National Bank	3.550	10/6/23	650	699
	Industrial & Commercial Bank of China Ltd.	3.538	11/8/27	750	828
	ING Groep NV	4.100	10/2/23	1,500	1,623
	ING Groep NV	3.550	4/9/24	400	430
	ING Groep NV	3.950	3/29/27	1,300	1,446
	ING Groep NV	4.550	10/2/28	1,000	1,144
	ING Groep NV	4.050	4/9/29	610	678
	Intercontinental Exchange Inc.	0.700	6/15/23	1,800	1,802
	Intercontinental Exchange Inc.	4.000	10/15/23	290	314
	Intercontinental Exchange Inc.	3.750	12/1/25	1,100	1,206
	Intercontinental Exchange Inc.	3.100	9/15/27	200	217
	Intercontinental Exchange Inc.	3.750	9/21/28	500	550
	Intercontinental Exchange Inc.	2.100	6/15/30	2,240	2,151
	Intercontinental Exchange Inc.	1.850	9/15/32	1,000	915
	Intercontinental Exchange Inc.	2.650	9/15/40	1,500	1,387
	Intercontinental Exchange Inc.	3.000	6/15/50	1,035	964
	Intercontinental Exchange Inc.	3.000	9/15/60	1,700	1,507
	International Lease Finance Corp.	5.875	8/15/22	615	656
	Invesco Finance plc	3.125	11/30/22	500	522
	Invesco Finance plc	4.000	1/30/24	650	709
	Invesco Finance plc	3.750	1/15/26	800	877
	Invesco Finance plc	5.375	11/30/43	900	1,112
	Janus Capital Group Inc.	4.875	8/1/25	250	282
	Jefferies Financial Group Inc.	5.500	10/18/23	475	515
	Jefferies Group LLC	5.125	1/20/23	500	539

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Jefferies Group LLC	4.850	1/15/27	600	690
	Jefferies Group LLC	4.150	1/23/30	1,100	1,209
	Jefferies Group LLC	2.750	10/15/32	500	492
	Jefferies Group LLC	6.250	1/15/36	320	412
	Jefferies Group LLC	6.500	1/20/43	350	450
	JPMorgan Chase & Co.	3.250	9/23/22	2,425	2,525
	JPMorgan Chase & Co.	2.972	1/15/23	650	663
	JPMorgan Chase & Co.	3.200	1/25/23	4,375	4,592
[8]	JPMorgan Chase & Co.	3.207	4/1/23	500	513
[8]	JPMorgan Chase & Co.	2.776	4/25/23	1,500	1,535
	JPMorgan Chase & Co.	3.375	5/1/23	1,705	1,805
	JPMorgan Chase & Co.	2.700	5/18/23	100	104
[8]	JPMorgan Chase & Co.	3.559	4/23/24	3,130	3,302
	JPMorgan Chase & Co.	3.625	5/13/24	622	678
[8]	JPMorgan Chase & Co.	1.514	6/1/24	8,840	9,018
[8]	JPMorgan Chase & Co.	3.797	7/23/24	725	776
	JPMorgan Chase & Co.	3.875	9/10/24	2,200	2,409
[8]	JPMorgan Chase & Co.	4.023	12/5/24	3,000	3,243
	JPMorgan Chase & Co.	3.125	1/23/25	3,312	3,541
	JPMorgan Chase & Co.	0.563	2/16/25	1,000	989
[8]	JPMorgan Chase & Co.	3.220	3/1/25	1,480	1,580
	JPMorgan Chase & Co.	3.900	7/15/25	2,194	2,416
[8]	JPMorgan Chase & Co.	2.301	10/15/25	3,000	3,112
	JPMorgan Chase & Co.	3.300	4/1/26	2,550	2,768
	JPMorgan Chase & Co.	3.200	6/15/26	1,125	1,211
	JPMorgan Chase & Co.	2.950	10/1/26	3,950	4,202
	JPMorgan Chase & Co.	7.625	10/15/26	3,000	3,905
	JPMorgan Chase & Co.	1.045	11/19/26	1,000	976
	JPMorgan Chase & Co.	4.125	12/15/26	1,650	1,847
[8]	JPMorgan Chase & Co.	3.960	1/29/27	2,729	3,012
	JPMorgan Chase & Co.	3.625	12/1/27	1,000	1,086
[8]	JPMorgan Chase & Co.	3.782	2/1/28	3,521	3,879
[8]	JPMorgan Chase & Co.	3.540	5/1/28	775	845
[8]	JPMorgan Chase & Co.	2.182	6/1/28	4,950	4,995
[8]	JPMorgan Chase & Co.	3.509	1/23/29	2,900	3,120
[8]	JPMorgan Chase & Co.	4.005	4/23/29	1,700	1,893
[8]	JPMorgan Chase & Co.	3.702	5/6/30	1,600	1,740
[8]	JPMorgan Chase & Co.	2.739	10/15/30	2,000	2,029
[8]	JPMorgan Chase & Co.	4.493	3/24/31	5,675	6,531
[8]	JPMorgan Chase & Co.	2.956	5/13/31	3,500	3,556
	JPMorgan Chase & Co.	1.764	11/19/31	1,000	934
	JPMorgan Chase & Co.	1.953	2/4/32	785	742
	JPMorgan Chase & Co.	6.400	5/15/38	3,010	4,247
[8]	JPMorgan Chase & Co.	3.882	7/24/38	1,980	2,189
	JPMorgan Chase & Co.	5.500	10/15/40	1,375	1,804
[8]	JPMorgan Chase & Co.	3.109	4/22/41	8,000	7,962
	JPMorgan Chase & Co.	5.400	1/6/42	1,200	1,586
	JPMorgan Chase & Co.	5.625	8/16/43	2,000	2,651
	JPMorgan Chase & Co.	4.950	6/1/45	3,250	4,082
[8]	JPMorgan Chase & Co.	4.260	2/22/48	1,775	2,064
[8]	JPMorgan Chase & Co.	3.964	11/15/48	3,500	3,856
[8]	JPMorgan Chase & Co.	3.109	4/22/51	3,275	3,207
	Kemper Corp.	4.350	2/15/25	167	182
[8]	KeyBank NA	2.500	11/22/21	300	304
[8]	KeyBank NA	3.180	5/22/22	250	256
[8]	KeyBank NA	2.400	6/9/22	1,000	1,025
[8]	KeyBank NA	2.300	9/14/22	500	514
[8]	KeyBank NA	3.375	3/7/23	500	529

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[8]	KeyBank NA	0.423	1/3/24	500	499
[8]	KeyBank NA	3.300	6/1/25	500	544
[8]	KeyCorp	4.150	10/29/25	850	950
[8]	KeyCorp	2.250	4/6/27	750	770
[8]	KeyCorp	4.100	4/30/28	1,400	1,580
[8]	KeyCorp	2.550	10/1/29	600	606
	Lazard Group LLC	3.750	2/13/25	100	108
	Lazard Group LLC	3.625	3/1/27	1,350	1,462
	Lazard Group LLC	4.500	9/19/28	425	480
	Legg Mason Inc.	4.750	3/15/26	425	490
	Legg Mason Inc.	5.625	1/15/44	450	594
	Lincoln National Corp.	4.000	9/1/23	225	243
	Lincoln National Corp.	3.350	3/9/25	212	230
	Lincoln National Corp.	3.625	12/12/26	250	276
	Lincoln National Corp.	3.800	3/1/28	850	936
	Lincoln National Corp.	6.300	10/9/37	1,025	1,360
	Lincoln National Corp.	4.375	6/15/50	500	562
[8]	Lloyds Banking Group plc	2.858	3/17/23	975	995
	Lloyds Banking Group plc	4.050	8/16/23	3,300	3,560
[8]	Lloyds Banking Group plc	2.907	11/7/23	1,200	1,242
	Lloyds Banking Group plc	3.900	3/12/24	800	868
	Lloyds Banking Group plc	4.450	5/8/25	500	559
[8]	Lloyds Banking Group plc	3.870	7/9/25	4,000	4,354
	Lloyds Banking Group plc	4.582	12/10/25	2,050	2,287
[8]	Lloyds Banking Group plc	2.438	2/5/26	750	776
	Lloyds Banking Group plc	4.650	3/24/26	1,000	1,117
	Lloyds Banking Group plc	3.750	1/11/27	1,000	1,096
	Lloyds Banking Group plc	4.375	3/22/28	3,025	3,399
[8]	Lloyds Banking Group plc	3.574	11/7/28	2,250	2,418
	Lloyds Banking Group plc	4.344	1/9/48	500	546
	Loews Corp.	2.625	5/15/23	350	364
	Loews Corp.	3.750	4/1/26	695	768
	Loews Corp.	3.200	5/15/30	500	526
	Loews Corp.	6.000	2/1/35	250	330
	Loews Corp.	4.125	5/15/43	275	296
	M&T Bank Corp.	3.550	7/26/23	550	588
[8]	Manufacturers & Traders Trust Co.	2.900	2/6/25	1,425	1,521
[8]	Manufacturers & Traders Trust Co.	3.400	8/17/27	250	274
	Manulife Financial Corp.	4.150	3/4/26	575	644
	Manulife Financial Corp.	2.484	5/19/27	1,130	1,172
[8]	Manulife Financial Corp.	4.061	2/24/32	760	836
	Manulife Financial Corp.	5.375	3/4/46	850	1,121
	Markel Corp.	4.900	7/1/22	525	553
	Markel Corp.	3.500	11/1/27	200	218
	Markel Corp.	3.350	9/17/29	250	265
	Markel Corp.	5.000	4/5/46	1,100	1,338
	Markel Corp.	4.300	11/1/47	200	223
	Markel Corp.	5.000	5/20/49	200	244
	Marsh & McLennan Cos. Inc.	3.300	3/14/23	222	233
	Marsh & McLennan Cos. Inc.	4.050	10/15/23	350	377
	Marsh & McLennan Cos. Inc.	3.875	3/15/24	1,600	1,751
	Marsh & McLennan Cos. Inc.	3.500	3/10/25	425	461
	Marsh & McLennan Cos. Inc.	3.750	3/14/26	375	414
	Marsh & McLennan Cos. Inc.	4.375	3/15/29	575	658
	Marsh & McLennan Cos. Inc.	2.250	11/15/30	665	651
	Marsh & McLennan Cos. Inc.	5.875	8/1/33	1,050	1,368
	Marsh & McLennan Cos. Inc.	4.750	3/15/39	400	491
	Marsh & McLennan Cos. Inc.	4.350	1/30/47	200	233

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Marsh & McLennan Cos. Inc.	4.900	3/15/49	2,350	2,984
	Mastercard Inc.	3.375	4/1/24	1,000	1,086
	Mastercard Inc.	2.000	3/3/25	2,519	2,620
	Mastercard Inc.	2.950	11/21/26	510	550
	Mastercard Inc.	3.300	3/26/27	2,550	2,797
	Mastercard Inc.	3.500	2/26/28	450	494
	Mastercard Inc.	2.950	6/1/29	500	536
	Mastercard Inc.	3.350	3/26/30	2,000	2,191
	Mastercard Inc.	1.900	3/15/31	500	491
	Mastercard Inc.	3.800	11/21/46	350	386
	Mastercard Inc.	3.950	2/26/48	550	619
	Mastercard Inc.	3.650	6/1/49	235	259
	Mastercard Inc.	3.850	3/26/50	1,400	1,588
	Mastercard Inc.	2.950	3/15/51	500	492
	Mercury General Corp.	4.400	3/15/27	315	355
	MetLife Inc.	3.048	12/15/22	484	505
[8]	MetLife Inc.	4.368	9/15/23	500	546
	MetLife Inc.	3.600	4/10/24	750	814
	MetLife Inc.	3.000	3/1/25	500	533
	MetLife Inc.	3.600	11/13/25	561	615
	MetLife Inc.	4.550	3/23/30	1,500	1,746
	MetLife Inc.	6.500	12/15/32	250	349
	MetLife Inc.	6.375	6/15/34	505	709
	MetLife Inc.	5.700	6/15/35	425	574
[8]	MetLife Inc.	6.400	12/15/36	1,505	1,896
	MetLife Inc.	5.875	2/6/41	645	884
	MetLife Inc.	4.125	8/13/42	525	591
	MetLife Inc.	4.875	11/13/43	1,250	1,572
	MetLife Inc.	4.721	12/15/44	1,150	1,417
	MetLife Inc.	4.050	3/1/45	1,000	1,123
	MetLife Inc.	4.600	5/13/46	146	178
	Mitsubishi UFJ Financial Group Inc.	3.218	3/7/22	800	821
	Mitsubishi UFJ Financial Group Inc.	2.623	7/18/22	2,575	2,646
	Mitsubishi UFJ Financial Group Inc.	2.665	7/25/22	1,000	1,029
	Mitsubishi UFJ Financial Group Inc.	3.455	3/2/23	1,200	1,265
	Mitsubishi UFJ Financial Group Inc.	3.761	7/26/23	1,500	1,607
	Mitsubishi UFJ Financial Group Inc.	2.527	9/13/23	200	209
	Mitsubishi UFJ Financial Group Inc.	3.407	3/7/24	1,200	1,286
	Mitsubishi UFJ Financial Group Inc.	2.801	7/18/24	800	848
[8]	Mitsubishi UFJ Financial Group Inc.	0.848	9/15/24	1,000	998
	Mitsubishi UFJ Financial Group Inc.	2.193	2/25/25	3,720	3,831
	Mitsubishi UFJ Financial Group Inc.	3.777	3/2/25	2,000	2,183
	Mitsubishi UFJ Financial Group Inc.	1.412	7/17/25	500	499
	Mitsubishi UFJ Financial Group Inc.	3.850	3/1/26	235	259
	Mitsubishi UFJ Financial Group Inc.	2.757	9/13/26	700	740
	Mitsubishi UFJ Financial Group Inc.	3.677	2/22/27	3,300	3,655
	Mitsubishi UFJ Financial Group Inc.	3.287	7/25/27	1,000	1,087
	Mitsubishi UFJ Financial Group Inc.	3.961	3/2/28	2,625	2,916
	Mitsubishi UFJ Financial Group Inc.	4.050	9/11/28	500	559
	Mitsubishi UFJ Financial Group Inc.	3.741	3/7/29	1,290	1,404
	Mitsubishi UFJ Financial Group Inc.	3.195	7/18/29	825	864
	Mitsubishi UFJ Financial Group Inc.	2.559	2/25/30	1,175	1,171
	Mitsubishi UFJ Financial Group Inc.	2.048	7/17/30	1,000	958
	Mitsubishi UFJ Financial Group Inc.	4.286	7/26/38	200	227
	Mitsubishi UFJ Financial Group Inc.	3.751	7/18/39	1,000	1,071
	Mizuho Financial Group Inc.	3.549	3/5/23	425	450
[8]	Mizuho Financial Group Inc.	2.721	7/16/23	1,625	1,669
[8]	Mizuho Financial Group Inc.	0.849	9/8/24	1,000	997

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[8]	Mizuho Financial Group Inc.	3.922	9/11/24	300	322
[8]	Mizuho Financial Group Inc.	2.839	7/16/25	1,625	1,714
[8]	Mizuho Financial Group Inc.	2.555	9/13/25	400	407
	Mizuho Financial Group Inc.	3.663	2/28/27	250	276
	Mizuho Financial Group Inc.	1.234	5/22/27	2,000	1,942
	Mizuho Financial Group Inc.	4.018	3/5/28	400	444
[8]	Mizuho Financial Group Inc.	4.254	9/11/29	1,000	1,120
[8]	Mizuho Financial Group Inc.	3.153	7/16/30	2,400	2,505
[8]	Mizuho Financial Group Inc.	2.591	5/25/31	1,000	1,000
	Mizuho Financial Group Inc.	2.172	5/22/32	500	478
[8]	Morgan Stanley	2.625	11/17/21	200	203
	Morgan Stanley	2.750	5/19/22	2,547	2,616
	Morgan Stanley	4.875	11/1/22	1,575	1,678
[8]	Morgan Stanley	3.125	1/23/23	2,000	2,094
[8]	Morgan Stanley	3.750	2/25/23	682	723
[8]	Morgan Stanley	4.100	5/22/23	2,025	2,164
[8]	Morgan Stanley	0.560	11/10/23	4,000	3,997
[8]	Morgan Stanley	0.529	1/25/24	5,000	4,987
[8]	Morgan Stanley	3.875	4/29/24	3,814	4,152
[8]	Morgan Stanley	2.720	7/22/25	1,948	2,051
[8]	Morgan Stanley	4.000	7/23/25	4,164	4,629
	Morgan Stanley	5.000	11/24/25	1,100	1,260
[8]	Morgan Stanley	3.875	1/27/26	1,800	2,003
[8]	Morgan Stanley	2.188	4/28/26	750	775
[8]	Morgan Stanley	3.125	7/27/26	3,150	3,390
[8]	Morgan Stanley	6.250	8/9/26	975	1,195
[8]	Morgan Stanley	4.350	9/8/26	4,780	5,402
	Morgan Stanley	0.985	12/10/26	3,600	3,508
	Morgan Stanley	3.625	1/20/27	2,135	2,344
	Morgan Stanley	3.950	4/23/27	745	820
[8]	Morgan Stanley	3.591	7/22/28	3,040	3,313
[8]	Morgan Stanley	3.772	1/24/29	2,850	3,107
[8]	Morgan Stanley	2.699	1/22/31	175	178
[8]	Morgan Stanley	3.622	4/1/31	8,000	8,674
[8]	Morgan Stanley	1.794	2/13/32	2,000	1,862
	Morgan Stanley	7.250	4/1/32	705	990
[8]	Morgan Stanley	1.928	4/28/32	2,200	2,078
[8]	Morgan Stanley	3.971	7/22/38	2,100	2,350
	Morgan Stanley	6.375	7/24/42	2,400	3,489
	Morgan Stanley	4.300	1/27/45	2,850	3,350
	Morgan Stanley	4.375	1/22/47	1,950	2,329
[8]	Morgan Stanley	5.597	3/24/51	2,000	2,800
[8]	Morgan Stanley	2.802	1/25/52	1,500	1,380
	MUFG Americas Holdings Corp.	3.500	6/18/22	275	285
	MUFG Americas Holdings Corp.	3.000	2/10/25	1,280	1,358
[8]	MUFG Union Bank NA	3.150	4/1/22	3,250	3,335
[8]	MUFG Union Bank NA	2.100	12/9/22	1,945	1,997
	Nasdaq Inc.	4.250	6/1/24	125	137
	Nasdaq Inc.	3.850	6/30/26	675	745
	Nasdaq Inc.	1.650	1/15/31	500	456
	Nasdaq Inc.	2.500	12/21/40	1,000	878
	Nasdaq Inc.	3.250	4/28/50	165	155
	National Australia Bank Ltd.	3.700	11/4/21	500	510
	National Australia Bank Ltd.	3.000	1/20/23	755	790
	National Australia Bank Ltd.	3.625	6/20/23	250	268
	National Australia Bank Ltd.	3.375	1/14/26	150	164
[8]	National Australia Bank Ltd.	2.500	7/12/26	950	998
[8]	National Bank of Canada	2.100	2/1/23	1,080	1,109

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[8]	National Bank of Canada	0.550	11/15/24	500	498
[8]	Natwest Group plc	3.498	5/15/23	1,400	1,440
	Natwest Group plc	3.875	9/12/23	2,500	2,676
	Natwest Group plc	6.000	12/19/23	360	407
	Natwest Group plc	5.125	5/28/24	1,134	1,258
[8]	Natwest Group plc	4.519	6/25/24	1,000	1,080
[8]	Natwest Group plc	4.269	3/22/25	3,800	4,130
	Natwest Group plc	4.800	4/5/26	225	255
[8]	Natwest Group plc	3.073	5/22/28	2,450	2,547
[8]	Natwest Group plc	4.892	5/18/29	2,000	2,274
[8]	Natwest Group plc	3.754	11/1/29	700	744
[8]	Natwest Group plc	5.076	1/27/30	1,140	1,317
[8]	Natwest Group plc	4.445	5/8/30	175	194
[8]	Natwest Group plc	3.032	11/28/35	1,200	1,147
	Nomura Holdings Inc.	2.648	1/16/25	700	721
	Nomura Holdings Inc.	1.851	7/16/25	1,500	1,497
	Nomura Holdings Inc.	3.103	1/16/30	1,610	1,636
	Nomura Holdings Inc.	2.679	7/16/30	750	736
	Northern Trust Corp.	2.375	8/2/22	745	766
	Northern Trust Corp.	3.950	10/30/25	600	668
	Northern Trust Corp.	3.650	8/3/28	325	360
	Northern Trust Corp.	3.150	5/3/29	500	535
[8]	Northern Trust Corp.	3.375	5/8/32	275	292
	Oaktree Specialty Lending Corp.	3.500	2/25/25	100	103
	Old Republic International Corp.	4.875	10/1/24	465	524
	Old Republic International Corp.	3.875	8/26/26	425	472
	Omega Healthcare Investors Inc.	5.250	1/15/26	475	538
	Omega Healthcare Investors Inc.	3.375	2/1/31	750	739
	ORIX Corp.	2.900	7/18/22	300	309
	ORIX Corp.	3.250	12/4/24	275	297
	ORIX Corp.	3.700	7/18/27	650	721
	ORIX Corp.	2.250	3/9/31	1,000	967
	Owl Rock Capital Corp.	5.250	4/15/24	100	109
	Owl Rock Capital Corp.	4.000	3/30/25	100	105
	Owl Rock Capital Corp.	3.750	7/22/25	1,300	1,348
	Owl Rock Capital Corp.	3.400	7/15/26	500	506
	PartnerRe Finance B LLC	3.700	7/2/29	390	424
	PartnerRe Finance B LLC	4.500	10/1/50	500	512
	PayPal Holdings Inc.	2.200	9/26/22	800	821
	PayPal Holdings Inc.	1.350	6/1/23	300	305
	PayPal Holdings Inc.	2.400	10/1/24	400	420
	PayPal Holdings Inc.	1.650	6/1/25	400	407
	PayPal Holdings Inc.	2.650	10/1/26	900	951
	PayPal Holdings Inc.	2.850	10/1/29	1,000	1,040
	PayPal Holdings Inc.	2.300	6/1/30	900	890
	PayPal Holdings Inc.	3.250	6/1/50	1,000	995
	People's United Bank NA	4.000	7/15/24	275	297
	People's United Financial Inc.	3.650	12/6/22	413	430
[8]	PNC Bank NA	2.550	12/9/21	2,100	2,127
[8]	PNC Bank NA	2.450	7/28/22	400	411
[8]	PNC Bank NA	2.028	12/9/22	590	596
[8]	PNC Bank NA	2.950	1/30/23	1,100	1,146
	PNC Bank NA	3.800	7/25/23	700	749
[8]	PNC Bank NA	3.300	10/30/24	887	965
[8]	PNC Bank NA	2.950	2/23/25	1,089	1,162
[8]	PNC Bank NA	3.250	6/1/25	825	890
[8]	PNC Bank NA	4.200	11/1/25	825	930
[8]	PNC Bank NA	3.100	10/25/27	250	270

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[8]	PNC Bank NA	3.250	1/22/28	600	647
[8]	PNC Bank NA	4.050	7/26/28	1,000	1,118
[8]	PNC Bank NA	2.700	10/22/29	300	306
	PNC Financial Services Group Inc.	2.854	11/9/22	400	415
	PNC Financial Services Group Inc.	3.500	1/23/24	200	216
	PNC Financial Services Group Inc.	3.900	4/29/24	500	544
	PNC Financial Services Group Inc.	3.150	5/19/27	700	756
	PNC Financial Services Group Inc.	3.450	4/23/29	2,880	3,111
	PNC Financial Services Group Inc.	2.550	1/22/30	1,350	1,368
	Principal Financial Group Inc.	3.300	9/15/22	400	416
	Principal Financial Group Inc.	3.125	5/15/23	200	211
	Principal Financial Group Inc.	3.400	5/15/25	696	752
	Principal Financial Group Inc.	3.100	11/15/26	300	324
	Principal Financial Group Inc.	3.700	5/15/29	500	547
	Principal Financial Group Inc.	2.125	6/15/30	100	96
	Principal Financial Group Inc.	4.625	9/15/42	500	579
	Principal Financial Group Inc.	4.350	5/15/43	340	383
	Principal Financial Group Inc.	4.300	11/15/46	265	298
	Progressive Corp.	6.625	3/1/29	150	194
	Progressive Corp.	3.700	1/26/45	250	269
	Progressive Corp.	4.125	4/15/47	385	443
	Progressive Corp.	4.200	3/15/48	465	541
	Progressive Corp.	3.950	3/26/50	1,520	1,714
	Prospect Capital Corp.	5.875	3/15/23	27	29
[8]	Prudential Financial Inc.	3.500	5/15/24	450	490
[8]	Prudential Financial Inc.	2.100	3/10/30	1,000	991
[8]	Prudential Financial Inc.	5.750	7/15/33	345	445
[8]	Prudential Financial Inc.	5.700	12/14/36	805	1,088
[8]	Prudential Financial Inc.	6.625	12/1/37	300	425
[8]	Prudential Financial Inc.	6.625	6/21/40	250	359
[8]	Prudential Financial Inc.	5.875	9/15/42	675	714
[8]	Prudential Financial Inc.	5.625	6/15/43	1,275	1,356
[8]	Prudential Financial Inc.	5.100	8/15/43	225	257
[8]	Prudential Financial Inc.	4.600	5/15/44	1,600	1,907
[8]	Prudential Financial Inc.	5.375	5/15/45	650	713
	Prudential Financial Inc.	3.905	12/7/47	1,882	2,015
[8]	Prudential Financial Inc.	5.700	9/15/48	1,150	1,308
	Prudential Financial Inc.	3.935	12/7/49	1,415	1,549
[8]	Prudential Financial Inc.	4.350	2/25/50	935	1,066
[8]	Prudential Financial Inc.	3.700	10/1/50	700	705
	Prudential plc	3.125	4/14/30	740	780
	Raymond James Financial Inc.	3.625	9/15/26	375	416
	Raymond James Financial Inc.	4.650	4/1/30	250	288
	Raymond James Financial Inc.	4.950	7/15/46	875	1,083
[11]	Raymond James Financial Inc.	3.750	4/1/51	500	516
	Realty Income Corp.	4.650	8/1/23	500	542
	Realty Income Corp.	3.875	4/15/25	200	219
	Realty Income Corp.	4.125	10/15/26	775	873
[8]	Regions Bank	6.450	6/26/37	500	668
	Regions Financial Corp.	3.800	8/14/23	650	697
	Regions Financial Corp.	7.375	12/10/37	500	726
[8]	Reinsurance Group of America Inc.	4.700	9/15/23	250	273
	Reinsurance Group of America Inc.	3.950	9/15/26	100	111
	Reinsurance Group of America Inc.	3.900	5/15/29	300	326
	RenaissanceRe Finance Inc.	3.700	4/1/25	159	172
	RenaissanceRe Finance Inc.	3.450	7/1/27	225	243
	RenaissanceRe Holdings Ltd.	3.600	4/15/29	200	214
[8]	Royal Bank of Canada	3.200	4/30/21	2,700	2,706

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[8]	Royal Bank of Canada	2.800	4/29/22	1,000	1,027
[8]	Royal Bank of Canada	1.950	1/17/23	400	410
[8]	Royal Bank of Canada	1.600	4/17/23	900	921
[8]	Royal Bank of Canada	3.700	10/5/23	1,050	1,131
[8]	Royal Bank of Canada	0.425	1/19/24	1,500	1,485
[8]	Royal Bank of Canada	2.550	7/16/24	975	1,029
[8]	Royal Bank of Canada	2.250	11/1/24	1,750	1,831
[8]	Royal Bank of Canada	1.150	6/10/25	2,050	2,043
[8]	Royal Bank of Canada	0.875	1/20/26	1,400	1,369
[8]	Royal Bank of Canada	4.650	1/27/26	750	856
	Santander Holdings USA Inc.	3.400	1/18/23	850	886
	Santander Holdings USA Inc.	4.500	7/17/25	867	952
	Santander Holdings USA Inc.	3.244	10/5/26	3,850	4,059
	Santander Holdings USA Inc.	4.400	7/13/27	900	998
	Santander UK Group Holdings plc	2.875	8/5/21	825	832
	Santander UK Group Holdings plc	3.571	1/10/23	700	715
[8]	Santander UK Group Holdings plc	1.532	8/21/26	3,000	2,967
[8]	Santander UK Group Holdings plc	3.823	11/3/28	500	544
	Santander UK Group Holdings plc	2.896	3/15/32	500	495
	Santander UK plc	2.100	1/13/23	1,358	1,399
	Santander UK plc	4.000	3/13/24	1,200	1,310
	Santander UK plc	2.875	6/18/24	225	239
	Selective Insurance Group Inc.	5.375	3/1/49	240	282
	Sixth Street Specialty Lending Inc.	3.875	11/1/24	225	235
	Skandinaviska Enskilda Banken AB	2.800	3/11/22	500	512
[3,8]	Societe Generale SA	3.000	1/22/30	1,000	1,008
	Sompo International Holdings Ltd.	4.700	10/15/22	220	232
[3,8]	Standard Chartered plc	4.644	4/1/31	1,000	1,139
[8]	State Street Corp.	2.653	5/15/23	2,000	2,050
	State Street Corp.	3.100	5/15/23	550	580
[8]	State Street Corp.	3.776	12/3/24	1,000	1,078
	State Street Corp.	3.550	8/18/25	635	697
[8]	State Street Corp.	2.354	11/1/25	550	576
	State Street Corp.	2.650	5/19/26	4,500	4,780
[8]	State Street Corp.	4.141	12/3/29	800	913
	State Street Corp.	2.400	1/24/30	625	635
	State Street Corp.	2.200	3/3/31	500	485
[8]	State Street Corp.	3.031	11/1/34	550	567
	Stifel Financial Corp.	4.250	7/18/24	400	443
	Stifel Financial Corp.	4.000	5/15/30	100	108
	Sumitomo Mitsui Banking Corp.	3.200	7/18/22	325	336
	Sumitomo Mitsui Banking Corp.	3.950	7/19/23	75	81
	Sumitomo Mitsui Banking Corp.	3.950	1/10/24	725	789
[8]	Sumitomo Mitsui Banking Corp.	3.400	7/11/24	2,925	3,174
	Sumitomo Mitsui Financial Group Inc.	2.442	10/19/21	1,275	1,290
	Sumitomo Mitsui Financial Group Inc.	2.778	10/18/22	800	826
	Sumitomo Mitsui Financial Group Inc.	3.102	1/17/23	1,500	1,568
	Sumitomo Mitsui Financial Group Inc.	3.748	7/19/23	1,000	1,071
	Sumitomo Mitsui Financial Group Inc.	3.936	10/16/23	2,000	2,163
	Sumitomo Mitsui Financial Group Inc.	0.508	1/12/24	850	846
	Sumitomo Mitsui Financial Group Inc.	2.696	7/16/24	2,500	2,639
	Sumitomo Mitsui Financial Group Inc.	2.448	9/27/24	1,500	1,572
	Sumitomo Mitsui Financial Group Inc.	2.348	1/15/25	1,805	1,870
	Sumitomo Mitsui Financial Group Inc.	1.474	7/8/25	750	749
	Sumitomo Mitsui Financial Group Inc.	0.948	1/12/26	829	805
	Sumitomo Mitsui Financial Group Inc.	2.632	7/14/26	800	838
	Sumitomo Mitsui Financial Group Inc.	3.010	10/19/26	650	693
	Sumitomo Mitsui Financial Group Inc.	3.446	1/11/27	1,000	1,087

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Sumitomo Mitsui Financial Group Inc.	3.364	7/12/27	2,600	2,811
	Sumitomo Mitsui Financial Group Inc.	3.544	1/17/28	1,700	1,839
	Sumitomo Mitsui Financial Group Inc.	3.944	7/19/28	650	718
	Sumitomo Mitsui Financial Group Inc.	4.306	10/16/28	250	283
	Sumitomo Mitsui Financial Group Inc.	3.040	7/16/29	1,000	1,040
	Sumitomo Mitsui Financial Group Inc.	3.202	9/17/29	1,100	1,134
	Sumitomo Mitsui Financial Group Inc.	2.724	9/27/29	400	406
	Sumitomo Mitsui Financial Group Inc.	2.750	1/15/30	1,175	1,193
	Sumitomo Mitsui Financial Group Inc.	2.130	7/8/30	1,300	1,258
	Sumitomo Mitsui Financial Group Inc.	2.296	1/12/41	600	530
	SVB Financial Group	3.500	1/29/25	319	345
	SVB Financial Group	3.125	6/5/30	300	311
	SVB Financial Group	1.800	2/2/31	700	645
	Swiss Re America Holding Corp.	7.000	2/15/26	250	312
[8]	Synchrony Bank	3.000	6/15/22	350	359
	Synchrony Financial	3.750	8/15/21	300	302
	Synchrony Financial	2.850	7/25/22	300	308
	Synchrony Financial	4.375	3/19/24	500	544
	Synchrony Financial	4.250	8/15/24	700	760
	Synchrony Financial	4.500	7/23/25	1,298	1,435
	Synchrony Financial	3.700	8/4/26	500	535
	Synchrony Financial	3.950	12/1/27	1,125	1,212
	Synovus Financial Corp.	3.125	11/1/22	250	258
	TD Ameritrade Holding Corp.	2.950	4/1/22	850	869
	TD Ameritrade Holding Corp.	3.625	4/1/25	669	728
	TD Ameritrade Holding Corp.	3.300	4/1/27	700	760
	TD Ameritrade Holding Corp.	2.750	10/1/29	300	311
[8]	Toronto-Dominion Bank	2.125	4/7/21	2,000	2,000
[8]	Toronto-Dominion Bank	1.900	12/1/22	900	923
[8]	Toronto-Dominion Bank	0.250	1/6/23	2,000	1,995
[8]	Toronto-Dominion Bank	0.750	6/12/23	5,000	5,034
[8]	Toronto-Dominion Bank	3.500	7/19/23	1,000	1,072
[8]	Toronto-Dominion Bank	0.450	9/11/23	1,000	997
[8]	Toronto-Dominion Bank	3.250	3/11/24	550	591
[8]	Toronto-Dominion Bank	2.650	6/12/24	3,000	3,172
[8]	Toronto-Dominion Bank	1.150	6/12/25	1,550	1,549
[8]	Toronto-Dominion Bank	0.750	1/6/26	900	876
[8]	Toronto-Dominion Bank	3.625	9/15/31	500	549
	Transatlantic Holdings Inc.	8.000	11/30/39	625	916
	Travelers Cos. Inc.	6.750	6/20/36	475	687
[8]	Travelers Cos. Inc.	6.250	6/15/37	1,060	1,488
	Travelers Cos. Inc.	5.350	11/1/40	530	701
	Travelers Cos. Inc.	4.600	8/1/43	1,000	1,223
	Travelers Cos. Inc.	4.300	8/25/45	250	293
	Travelers Cos. Inc.	4.000	5/30/47	550	624
	Travelers Cos. Inc.	4.050	3/7/48	250	286
	Travelers Cos. Inc.	2.550	4/27/50	500	452
	Trinity Acquisition plc	4.400	3/15/26	450	505
[8]	Truist Bank	2.800	5/17/22	2,000	2,052
[8]	Truist Bank	3.502	8/2/22	425	429
[8]	Truist Bank	3.000	2/2/23	450	470
[8]	Truist Bank	2.750	5/1/23	250	261
[8]	Truist Bank	3.200	4/1/24	3,000	3,216
[8]	Truist Bank	3.689	8/2/24	725	773
[8]	Truist Bank	2.150	12/6/24	2,300	2,398
[8]	Truist Bank	3.625	9/16/25	2,600	2,833
[8]	Truist Bank	3.300	5/15/26	725	785
[8]	Truist Bank	3.800	10/30/26	400	445

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[8]	Truist Financial Corp.	2.750	4/1/22	750	767
[8]	Truist Financial Corp.	3.050	6/20/22	1,000	1,031
[8]	Truist Financial Corp.	3.750	12/6/23	900	975
[8]	Truist Financial Corp.	2.500	8/1/24	100	105
[8]	Truist Financial Corp.	2.850	10/26/24	791	844
	Truist Financial Corp.	4.000	5/1/25	35	39
[8]	Truist Financial Corp.	3.700	6/5/25	1,902	2,081
[8]	Truist Financial Corp.	1.200	8/5/25	500	498
[8]	Truist Financial Corp.	1.267	3/2/27	1,000	985
[8]	Truist Financial Corp.	1.125	8/3/27	2,750	2,640
[8]	Truist Financial Corp.	3.875	3/19/29	600	664
[8]	Truist Financial Corp.	1.950	6/5/30	300	290
[3,8]	UBS Group AG	3.126	8/13/30	1,175	1,229
	Unum Group	4.000	3/15/24	200	217
	Unum Group	4.500	3/15/25	700	782
	Unum Group	4.000	6/15/29	210	227
	Unum Group	5.750	8/15/42	400	466
	Unum Group	4.500	12/15/49	500	501
[8]	US Bancorp	3.000	3/15/22	575	589
[8]	US Bancorp	2.950	7/15/22	375	387
[8]	US Bancorp	3.700	1/30/24	650	704
	US Bancorp	3.375	2/5/24	1,000	1,078
	US Bancorp	2.400	7/30/24	1,025	1,080
[8]	US Bancorp	3.950	11/17/25	150	167
[8]	US Bancorp	3.100	4/27/26	1,500	1,620
[8]	US Bancorp	2.375	7/22/26	125	130
[8]	US Bancorp	3.150	4/27/27	1,450	1,570
[8]	US Bancorp	3.900	4/26/28	525	589
[8]	US Bancorp	3.000	7/30/29	1,775	1,853
[8]	US Bank NA	3.450	11/16/21	300	305
[8]	US Bank NA	2.650	5/23/22	1,250	1,281
	US Bank NA	1.950	1/9/23	1,220	1,253
[8]	US Bank NA	2.850	1/23/23	600	627
[8]	US Bank NA	3.400	7/24/23	850	907
[8]	US Bank NA	2.050	1/21/25	1,250	1,293
[8]	US Bank NA	2.800	1/27/25	1,749	1,864
	VEREIT Operating Partnership LP	4.600	2/6/24	375	411
	VEREIT Operating Partnership LP	3.400	1/15/28	1,000	1,056
	VEREIT Operating Partnership LP	2.200	6/15/28	500	491
	Visa Inc.	2.150	9/15/22	500	512
	Visa Inc.	2.800	12/14/22	1,500	1,557
	Visa Inc.	3.150	12/14/25	4,000	4,358
	Visa Inc.	1.900	4/15/27	3,000	3,066
	Visa Inc.	0.750	8/15/27	500	479
	Visa Inc.	2.750	9/15/27	896	957
	Visa Inc.	2.050	4/15/30	1,475	1,467
	Visa Inc.	1.100	2/15/31	800	726
	Visa Inc.	4.150	12/14/35	2,100	2,464
	Visa Inc.	2.700	4/15/40	1,450	1,406
	Visa Inc.	4.300	12/14/45	3,730	4,502
	Visa Inc.	3.650	9/15/47	655	716
	Visa Inc.	2.000	8/15/50	1,500	1,213
	Voya Financial Inc.	3.125	7/15/24	1,150	1,228
	Voya Financial Inc.	3.650	6/15/26	750	829
	Voya Financial Inc.	5.700	7/15/43	650	841
	Voya Financial Inc.	4.800	6/15/46	125	146
	W R Berkley Corp.	4.750	8/1/44	290	338
	Wachovia Corp.	6.605	10/1/25	1,000	1,202

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Wachovia Corp.	7.500	4/15/35	150	204
	Wachovia Corp.	5.500	8/1/35	325	404
	Wachovia Corp.	6.550	10/15/35	100	127
[8]	Wells Fargo & Co.	3.450	2/13/23	3,500	3,688
	Wells Fargo & Co.	4.125	8/15/23	1,675	1,811
[8]	Wells Fargo & Co.	3.750	1/24/24	1,000	1,082
[8]	Wells Fargo & Co.	1.654	6/2/24	5,000	5,095
[8]	Wells Fargo & Co.	3.550	9/29/25	1,149	1,250
[8]	Wells Fargo & Co.	2.406	10/30/25	3,400	3,542
	Wells Fargo & Co.	3.000	4/22/26	4,025	4,293
[8]	Wells Fargo & Co.	2.188	4/30/26	3,000	3,092
[8]	Wells Fargo & Co.	4.100	6/3/26	1,925	2,135
	Wells Fargo & Co.	3.000	10/23/26	2,275	2,426
[8]	Wells Fargo & Co.	4.300	7/22/27	1,500	1,698
[8]	Wells Fargo & Co.	2.393	6/2/28	1,500	1,533
[8]	Wells Fargo & Co.	4.150	1/24/29	200	225
[8]	Wells Fargo & Co.	2.879	10/30/30	8,000	8,243
[8]	Wells Fargo & Co.	4.478	4/4/31	5,210	5,981
[8]	Wells Fargo & Co.	5.950	12/15/36	225	298
[8]	Wells Fargo & Co.	3.068	4/30/41	6,000	5,884
	Wells Fargo & Co.	5.375	11/2/43	1,550	1,927
	Wells Fargo & Co.	5.606	1/15/44	1,900	2,408
[8]	Wells Fargo & Co.	4.650	11/4/44	2,175	2,505
	Wells Fargo & Co.	3.900	5/1/45	650	716
[8]	Wells Fargo & Co.	4.900	11/17/45	2,300	2,750
[8]	Wells Fargo & Co.	4.400	6/14/46	1,375	1,529
[8]	Wells Fargo & Co.	4.750	12/7/46	2,175	2,570
[8]	Wells Fargo & Co.	5.013	4/4/51	5,500	7,057
[8]	Wells Fargo Bank NA	3.550	8/14/23	2,500	2,675
	Wells Fargo Bank NA	5.950	8/26/36	550	718
[8]	Wells Fargo Bank NA	5.850	2/1/37	425	558
[8]	Wells Fargo Bank NA	6.600	1/15/38	605	860
	Welltower Inc.	4.250	4/1/26	450	505
	Western Union Co.	3.600	3/15/22	1,100	1,131
	Western Union Co.	2.850	1/10/25	400	420
	Western Union Co.	1.350	3/15/26	500	487
	Western Union Co.	2.750	3/15/31	500	475
	Western Union Co.	6.200	11/17/36	410	507
	Westpac Banking Corp.	2.000	8/19/21	1,000	1,007
	Westpac Banking Corp.	2.500	6/28/22	2,400	2,466
	Westpac Banking Corp.	2.750	1/11/23	800	834
	Westpac Banking Corp.	2.000	1/13/23	620	637
	Westpac Banking Corp.	3.650	5/15/23	400	426
	Westpac Banking Corp.	3.300	2/26/24	1,000	1,076
	Westpac Banking Corp.	2.350	2/19/25	1,575	1,648
	Westpac Banking Corp.	2.850	5/13/26	450	480
	Westpac Banking Corp.	2.700	8/19/26	5,650	6,041
	Westpac Banking Corp.	3.350	3/8/27	800	877
	Westpac Banking Corp.	2.650	1/16/30	1,620	1,677
[8]	Westpac Banking Corp.	2.894	2/4/30	3,007	3,082
	Westpac Banking Corp.	4.110	7/24/34	1,750	1,870
	Westpac Banking Corp.	2.668	11/15/35	1,250	1,186
	Westpac Banking Corp.	2.963	11/16/40	1,000	929
	Willis North America Inc.	3.600	5/15/24	600	645
	Willis North America Inc.	4.500	9/15/28	1,500	1,706
	Willis North America Inc.	2.950	9/15/29	1,260	1,301
	Willis North America Inc.	5.050	9/15/48	200	248
	Willis North America Inc.	3.875	9/15/49	625	663

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	XLIT Ltd.	4.450	3/31/25	467	520
	XLIT Ltd.	5.250	12/15/43	100	130
	XLIT Ltd.	5.500	3/31/45	450	575
	Zions Bancorp NA	3.250	10/29/29	250	253
					1,567,202
Health Care (1.2%)
	Abbott Laboratories	3.400	11/30/23	1,225	1,309
	Abbott Laboratories	2.950	3/15/25	1,760	1,881
	Abbott Laboratories	3.875	9/15/25	1,539	1,705
	Abbott Laboratories	3.750	11/30/26	1,502	1,683
	Abbott Laboratories	1.150	1/30/28	850	812
	Abbott Laboratories	1.400	6/30/30	400	372
	Abbott Laboratories	4.750	11/30/36	1,200	1,479
	Abbott Laboratories	6.150	11/30/37	425	608
	Abbott Laboratories	6.000	4/1/39	250	355
	Abbott Laboratories	5.300	5/27/40	310	408
	Abbott Laboratories	4.900	11/30/46	2,865	3,734
	AbbVie Inc.	3.250	10/1/22	2,150	2,221
	AbbVie Inc.	2.900	11/6/22	2,150	2,229
	AbbVie Inc.	3.200	11/6/22	1,075	1,115
	AbbVie Inc.	2.300	11/21/22	1,625	1,670
	AbbVie Inc.	2.800	3/15/23	225	234
	AbbVie Inc.	2.850	5/14/23	1,025	1,068
	AbbVie Inc.	3.750	11/14/23	1,250	1,343
	AbbVie Inc.	3.850	6/15/24	975	1,058
	AbbVie Inc.	2.600	11/21/24	2,925	3,078
	AbbVie Inc.	3.800	3/15/25	2,407	2,623
	AbbVie Inc.	3.600	5/14/25	3,618	3,929
	AbbVie Inc.	3.200	5/14/26	1,625	1,747
	AbbVie Inc.	2.950	11/21/26	4,390	4,655
	AbbVie Inc.	4.250	11/14/28	650	739
	AbbVie Inc.	3.200	11/21/29	4,150	4,384
	AbbVie Inc.	4.550	3/15/35	3,150	3,639
	AbbVie Inc.	4.500	5/14/35	2,030	2,361
	AbbVie Inc.	4.300	5/14/36	1,625	1,864
	AbbVie Inc.	4.050	11/21/39	4,825	5,264
	AbbVie Inc.	4.625	10/1/42	930	1,063
	AbbVie Inc.	4.400	11/6/42	2,119	2,457
	AbbVie Inc.	4.850	6/15/44	945	1,116
	AbbVie Inc.	4.750	3/15/45	2,525	3,000
	AbbVie Inc.	4.700	5/14/45	2,757	3,267
	AbbVie Inc.	4.450	5/14/46	1,000	1,157
	AbbVie Inc.	4.875	11/14/48	400	489
	AbbVie Inc.	4.250	11/21/49	4,415	4,996
	Adventist Health System	2.952	3/1/29	350	364
	Adventist Health System	3.630	3/1/49	375	388
	Advocate Health & Hospitals Corp.	3.829	8/15/28	225	250
[8]	Advocate Health & Hospitals Corp.	2.211	6/15/30	100	99
	Advocate Health & Hospitals Corp.	4.272	8/15/48	375	452
	Advocate Health & Hospitals Corp.	3.387	10/15/49	250	258
[8]	Advocate Health & Hospitals Corp.	3.008	6/15/50	300	290
	Aetna Inc.	2.750	11/15/22	650	669
	Aetna Inc.	2.800	6/15/23	950	991
	Aetna Inc.	3.500	11/15/24	995	1,074
	Aetna Inc.	6.625	6/15/36	1,100	1,537
	Aetna Inc.	6.750	12/15/37	350	493
	Aetna Inc.	4.500	5/15/42	375	425
	Aetna Inc.	4.125	11/15/42	325	351

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Aetna Inc.	3.875	8/15/47	1,000	1,059
	Agilent Technologies Inc.	3.200	10/1/22	750	776
	Agilent Technologies Inc.	3.875	7/15/23	400	426
	Agilent Technologies Inc.	3.050	9/22/26	450	484
	Agilent Technologies Inc.	2.750	9/15/29	293	297
	Agilent Technologies Inc.	2.100	6/4/30	325	315
	AHS Hospital Corp.	5.024	7/1/45	325	416
[8]	AHS Hospital Corp.	2.780	7/1/51	500	461
[8]	Allina Health System	3.887	4/15/49	325	354
	AmerisourceBergen Corp.	3.400	5/15/24	900	964
	AmerisourceBergen Corp.	3.250	3/1/25	325	349
	AmerisourceBergen Corp.	3.450	12/15/27	700	762
	AmerisourceBergen Corp.	2.800	5/15/30	975	992
	AmerisourceBergen Corp.	4.250	3/1/45	100	110
	AmerisourceBergen Corp.	4.300	12/15/47	816	900
	Amgen Inc.	2.700	5/1/22	225	230
	Amgen Inc.	2.650	5/11/22	1,200	1,228
	Amgen Inc.	3.625	5/15/22	625	642
	Amgen Inc.	2.250	8/19/23	800	829
	Amgen Inc.	3.625	5/22/24	1,150	1,240
	Amgen Inc.	1.900	2/21/25	400	412
	Amgen Inc.	3.125	5/1/25	300	322
	Amgen Inc.	2.600	8/19/26	1,845	1,936
	Amgen Inc.	2.200	2/21/27	1,475	1,508
	Amgen Inc.	2.450	2/21/30	1,675	1,686
	Amgen Inc.	2.300	2/25/31	2,100	2,064
	Amgen Inc.	3.150	2/21/40	2,800	2,778
	Amgen Inc.	4.950	10/1/41	500	619
	Amgen Inc.	5.150	11/15/41	451	565
	Amgen Inc.	4.400	5/1/45	2,350	2,718
	Amgen Inc.	4.563	6/15/48	1,156	1,381
	Amgen Inc.	3.375	2/21/50	2,875	2,879
	Amgen Inc.	4.663	6/15/51	1,939	2,351
[3,8]	Amgen Inc.	2.770	9/1/53	626	560
	Anthem Inc.	3.125	5/15/22	350	360
	Anthem Inc.	2.950	12/1/22	600	623
	Anthem Inc.	3.300	1/15/23	771	809
	Anthem Inc.	3.500	8/15/24	975	1,054
	Anthem Inc.	2.375	1/15/25	1,409	1,471
	Anthem Inc.	3.650	12/1/27	1,750	1,926
	Anthem Inc.	4.101	3/1/28	1,280	1,425
	Anthem Inc.	2.875	9/15/29	425	440
	Anthem Inc.	2.250	5/15/30	4,000	3,924
	Anthem Inc.	5.850	1/15/36	300	383
	Anthem Inc.	6.375	6/15/37	300	404
	Anthem Inc.	4.625	5/15/42	1,275	1,507
	Anthem Inc.	4.650	1/15/43	1,750	2,051
	Anthem Inc.	5.100	1/15/44	1,200	1,475
	Anthem Inc.	4.650	8/15/44	525	610
	Anthem Inc.	4.375	12/1/47	1,100	1,255
	Anthem Inc.	4.550	3/1/48	120	140
	Anthem Inc.	3.700	9/15/49	700	723
	Anthem Inc.	3.125	5/15/50	770	727
[8]	Ascension Health	2.532	11/15/29	1,056	1,083
[8]	Ascension Health	3.106	11/15/39	300	307
	Ascension Health	3.945	11/15/46	650	741
[8]	Ascension Health	4.847	11/15/53	610	808
	AstraZeneca plc	2.375	6/12/22	900	919

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	AstraZeneca plc	3.500	8/17/23	590	628
	AstraZeneca plc	3.375	11/16/25	2,574	2,803
	AstraZeneca plc	0.700	4/8/26	1,000	963
	AstraZeneca plc	3.125	6/12/27	500	539
	AstraZeneca plc	1.375	8/6/30	1,020	934
	AstraZeneca plc	6.450	9/15/37	2,105	3,001
	AstraZeneca plc	4.000	9/18/42	670	747
	AstraZeneca plc	4.375	11/16/45	975	1,132
	AstraZeneca plc	4.375	8/17/48	550	648
	AstraZeneca plc	2.125	8/6/50	500	406
	Banner Health	2.338	1/1/30	375	375
	Banner Health	1.897	1/1/31	500	475
[8]	Banner Health	3.181	1/1/50	225	224
	Banner Health	2.913	1/1/51	500	458
[8]	Baptist Healthcare System Obligated Group	3.540	8/15/50	500	507
	Baxalta Inc.	3.600	6/23/22	97	100
	Baxalta Inc.	4.000	6/23/25	1,411	1,557
	Baxalta Inc.	5.250	6/23/45	415	518
	Baxter International Inc.	1.700	8/15/21	325	326
	Baxter International Inc.	2.600	8/15/26	400	423
[3,8]	Baxter International Inc.	3.950	4/1/30	555	621
[3,8]	Baxter International Inc.	1.730	4/1/31	600	561
	Baxter International Inc.	3.500	8/15/46	375	383
[8]	Baylor Scott & White Holdings	1.777	11/15/30	500	475
	Baylor Scott & White Holdings	4.185	11/15/45	400	466
[8]	Baylor Scott & White Holdings	2.839	11/15/50	1,500	1,403
	Becton Dickinson & Co.	2.894	6/6/22	1,258	1,289
	Becton Dickinson & Co.	3.300	3/1/23	225	234
	Becton Dickinson & Co.	3.363	6/6/24	1,925	2,062
	Becton Dickinson & Co.	3.734	12/15/24	1,808	1,964
	Becton Dickinson & Co.	3.700	6/6/27	1,430	1,574
	Becton Dickinson & Co.	2.823	5/20/30	1,000	1,019
	Becton Dickinson & Co.	1.957	2/11/31	1,000	950
	Becton Dickinson & Co.	4.875	5/15/44	88	100
	Becton Dickinson & Co.	4.685	12/15/44	769	906
	Becton Dickinson & Co.	4.669	6/6/47	1,225	1,453
	Biogen Inc.	3.625	9/15/22	1,125	1,175
	Biogen Inc.	4.050	9/15/25	1,450	1,610
	Biogen Inc.	2.250	5/1/30	2,625	2,536
	Biogen Inc.	3.150	5/1/50	1,100	1,012
[3,8]	Biogen Inc.	3.250	2/15/51	1,284	1,217
[8]	Bon Secours Mercy Health Inc.	3.464	6/1/30	308	332
[8]	Bon Secours Mercy Health Inc.	2.095	6/1/31	250	241
[8]	Bon Secours Mercy Health Inc.	3.205	6/1/50	250	245
	Boston Scientific Corp.	3.375	5/15/22	100	103
	Boston Scientific Corp.	3.450	3/1/24	725	778
	Boston Scientific Corp.	3.850	5/15/25	420	463
	Boston Scientific Corp.	1.900	6/1/25	650	667
	Boston Scientific Corp.	3.750	3/1/26	1,034	1,140
	Boston Scientific Corp.	4.000	3/1/29	675	748
	Boston Scientific Corp.	2.650	6/1/30	1,200	1,204
	Boston Scientific Corp.	7.000	11/15/35	325	449
	Boston Scientific Corp.	4.550	3/1/39	750	874
	Boston Scientific Corp.	7.375	1/15/40	225	341
	Boston Scientific Corp.	4.700	3/1/49	2,600	3,170
	Bristol-Myers Squibb Co.	2.600	5/16/22	2,488	2,548
	Bristol-Myers Squibb Co.	2.000	8/1/22	700	716

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Bristol-Myers Squibb Co.	3.550	8/15/22	725	756
	Bristol-Myers Squibb Co.	2.750	2/15/23	575	599
	Bristol-Myers Squibb Co.	3.250	11/1/23	125	134
	Bristol-Myers Squibb Co.	0.537	11/13/23	825	826
	Bristol-Myers Squibb Co.	2.900	7/26/24	2,700	2,888
	Bristol-Myers Squibb Co.	3.875	8/15/25	2,195	2,430
	Bristol-Myers Squibb Co.	0.750	11/13/25	500	491
	Bristol-Myers Squibb Co.	3.200	6/15/26	1,985	2,157
	Bristol-Myers Squibb Co.	3.450	11/15/27	1,095	1,198
	Bristol-Myers Squibb Co.	3.900	2/20/28	1,200	1,345
	Bristol-Myers Squibb Co.	3.400	7/26/29	3,395	3,696
	Bristol-Myers Squibb Co.	1.450	11/13/30	500	461
	Bristol-Myers Squibb Co.	4.125	6/15/39	1,330	1,546
	Bristol-Myers Squibb Co.	2.350	11/13/40	825	747
	Bristol-Myers Squibb Co.	3.250	8/1/42	390	396
	Bristol-Myers Squibb Co.	5.000	8/15/45	3,091	3,927
	Bristol-Myers Squibb Co.	4.350	11/15/47	1,750	2,081
	Bristol-Myers Squibb Co.	4.550	2/20/48	2,725	3,338
	Bristol-Myers Squibb Co.	4.250	10/26/49	3,555	4,187
	Bristol-Myers Squibb Co.	2.550	11/13/50	825	715
	Cardinal Health Inc.	2.616	6/15/22	825	844
	Cardinal Health Inc.	3.200	3/15/23	325	341
	Cardinal Health Inc.	3.079	6/15/24	500	531
	Cardinal Health Inc.	3.750	9/15/25	225	246
	Cardinal Health Inc.	4.600	3/15/43	400	434
	Cardinal Health Inc.	4.500	11/15/44	250	268
	Cardinal Health Inc.	4.900	9/15/45	375	427
	Cardinal Health Inc.	4.368	6/15/47	500	540
[8]	Catholic Health Services of Long Island Obligated Group	3.368	7/1/50	500	484
	Children's Health System of Texas	2.511	8/15/50	500	446
[8]	Children's Hospital	2.928	7/15/50	500	460
[8]	Children's Hospital Corp.	4.115	1/1/47	200	237
[8]	Children's Hospital Corp.	2.585	2/1/50	200	181
	Children's Hospital Medical Center	4.268	5/15/44	150	175
[8]	Children's Hospital of Philadelphia	2.704	7/1/50	500	459
[8]	CHRISTUS Health	4.341	7/1/28	425	479
[8]	Cigna Corp.	3.050	11/30/22	500	519
[8]	Cigna Corp.	3.000	7/15/23	1,375	1,443
	Cigna Corp.	3.750	7/15/23	476	509
[8]	Cigna Corp.	3.250	4/15/25	3,576	3,827
	Cigna Corp.	4.125	11/15/25	650	725
[8]	Cigna Corp.	4.500	2/25/26	1,655	1,872
[8]	Cigna Corp.	3.400	3/1/27	2,850	3,085
	Cigna Corp.	4.375	10/15/28	2,775	3,167
	Cigna Corp.	2.400	3/15/30	1,515	1,502
	Cigna Corp.	2.375	3/15/31	500	490
	Cigna Corp.	4.800	8/15/38	1,570	1,870
	Cigna Corp.	3.200	3/15/40	1,250	1,244
[8]	Cigna Corp.	6.125	11/15/41	334	447
[8]	Cigna Corp.	4.800	7/15/46	4,550	5,386
[8]	Cigna Corp.	3.875	10/15/47	775	805
	Cigna Corp.	3.400	3/15/50	1,725	1,705
	Cigna Corp.	3.400	3/15/51	1,000	991
[8]	City of Hope	5.623	11/15/43	250	337
[8]	City of Hope	4.378	8/15/48	500	582
	CommonSpirit Health	2.950	11/1/22	200	207
	CommonSpirit Health	2.760	10/1/24	500	530

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	CommonSpirit Health	1.547	10/1/25	500	503
	CommonSpirit Health	3.347	10/1/29	725	769
	CommonSpirit Health	2.782	10/1/30	500	503
[8]	CommonSpirit Health	4.350	11/1/42	790	874
	CommonSpirit Health	3.817	10/1/49	225	239
	CommonSpirit Health	4.187	10/1/49	780	842
	CommonSpirit Health	3.910	10/1/50	330	336
[8]	Community Health Network Inc.	3.099	5/1/50	2,000	1,857
[8]	Cottage Health Obligated Group	3.304	11/1/49	425	434
	CVS Health Corp.	3.500	7/20/22	975	1,008
	CVS Health Corp.	2.750	12/1/22	1,575	1,625
	CVS Health Corp.	4.750	12/1/22	775	820
	CVS Health Corp.	3.700	3/9/23	3,195	3,386
	CVS Health Corp.	3.375	8/12/24	360	386
	CVS Health Corp.	3.875	7/20/25	3,175	3,509
	CVS Health Corp.	2.875	6/1/26	500	529
	CVS Health Corp.	3.000	8/15/26	1,300	1,385
	CVS Health Corp.	3.625	4/1/27	475	522
	CVS Health Corp.	1.300	8/21/27	1,000	963
	CVS Health Corp.	4.300	3/25/28	7,171	8,117
	CVS Health Corp.	3.250	8/15/29	650	683
	CVS Health Corp.	3.750	4/1/30	1,563	1,704
	CVS Health Corp.	1.750	8/21/30	2,000	1,858
	CVS Health Corp.	1.875	2/28/31	1,000	938
	CVS Health Corp.	4.875	7/20/35	525	617
	CVS Health Corp.	4.780	3/25/38	4,300	5,072
	CVS Health Corp.	6.125	9/15/39	375	500
	CVS Health Corp.	4.125	4/1/40	2,175	2,389
	CVS Health Corp.	2.700	8/21/40	1,500	1,385
	CVS Health Corp.	5.300	12/5/43	650	799
	CVS Health Corp.	5.125	7/20/45	3,750	4,591
	CVS Health Corp.	5.050	3/25/48	5,465	6,707
	CVS Health Corp.	4.250	4/1/50	600	679
	Danaher Corp.	3.350	9/15/25	1,102	1,196
	Danaher Corp.	2.600	10/1/50	800	706
[8]	Dartmouth-Hitchcock Health	4.178	8/1/48	300	332
	DENTSPLY SIRONA Inc.	3.250	6/1/30	575	599
	DH Europe Finance II Sarl	2.050	11/15/22	1,150	1,179
	DH Europe Finance II Sarl	2.200	11/15/24	950	989
	DH Europe Finance II Sarl	3.250	11/15/39	725	736
	DH Europe Finance II Sarl	3.400	11/15/49	200	202
	Dignity Health	3.125	11/1/22	150	155
	Dignity Health	3.812	11/1/24	100	108
	Dignity Health	4.500	11/1/42	550	626
	Dignity Health	5.267	11/1/64	225	278
[8]	Duke University Health System Inc.	3.920	6/1/47	450	509
	Edwards Lifesciences Corp.	4.300	6/15/28	475	533
	Eli Lilly & Co.	2.350	5/15/22	200	205
	Eli Lilly & Co.	2.750	6/1/25	380	404
	Eli Lilly & Co.	3.375	3/15/29	825	906
	Eli Lilly & Co.	3.950	3/15/49	2,635	2,968
	Eli Lilly & Co.	2.250	5/15/50	1,350	1,152
	Eli Lilly & Co.	4.150	3/15/59	400	474
	Eli Lilly & Co.	2.500	9/15/60	1,000	849
[8]	Franciscan Missionaries of Our Lady Health System Inc.	3.914	7/1/49	500	539
	Gilead Sciences Inc.	3.250	9/1/22	1,125	1,163
	Gilead Sciences Inc.	2.500	9/1/23	1,025	1,069

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Gilead Sciences Inc.	0.750	9/29/23	750	750
	Gilead Sciences Inc.	3.700	4/1/24	1,375	1,481
	Gilead Sciences Inc.	3.500	2/1/25	345	373
	Gilead Sciences Inc.	3.650	3/1/26	4,305	4,727
	Gilead Sciences Inc.	2.950	3/1/27	175	186
	Gilead Sciences Inc.	1.200	10/1/27	900	859
	Gilead Sciences Inc.	1.650	10/1/30	500	467
	Gilead Sciences Inc.	4.600	9/1/35	700	822
	Gilead Sciences Inc.	4.000	9/1/36	1,250	1,377
	Gilead Sciences Inc.	2.600	10/1/40	500	459
	Gilead Sciences Inc.	5.650	12/1/41	800	1,065
	Gilead Sciences Inc.	4.800	4/1/44	1,325	1,574
	Gilead Sciences Inc.	4.500	2/1/45	1,400	1,636
	Gilead Sciences Inc.	4.750	3/1/46	2,675	3,228
	Gilead Sciences Inc.	4.150	3/1/47	325	363
	Gilead Sciences Inc.	2.800	10/1/50	1,500	1,341
	GlaxoSmithKline Capital Inc.	2.800	3/18/23	75	78
	GlaxoSmithKline Capital Inc.	3.375	5/15/23	2,050	2,175
	GlaxoSmithKline Capital Inc.	3.625	5/15/25	1,874	2,056
	GlaxoSmithKline Capital Inc.	3.875	5/15/28	2,150	2,417
	GlaxoSmithKline Capital Inc.	5.375	4/15/34	180	236
	GlaxoSmithKline Capital Inc.	6.375	5/15/38	2,245	3,268
	GlaxoSmithKline Capital plc	2.850	5/8/22	450	463
	GlaxoSmithKline Capital plc	2.875	6/1/22	2,000	2,056
	GlaxoSmithKline Capital plc	0.534	10/1/23	750	751
	GlaxoSmithKline Capital plc	3.000	6/1/24	1,025	1,094
[8]	Hackensack Meridian Health Inc.	2.675	9/1/41	500	469
	Hackensack Meridian Health Inc.	4.211	7/1/48	500	587
[8]	Hackensack Meridian Health Inc.	2.875	9/1/50	500	464
	Hackensack Meridian Health Inc.	4.500	7/1/57	225	279
[8]	Hartford HealthCare Corp.	3.447	7/1/54	300	293
	HCA Inc.	4.750	5/1/23	1,075	1,158
	HCA Inc.	5.000	3/15/24	1,650	1,834
	HCA Inc.	5.250	4/15/25	1,350	1,541
	HCA Inc.	5.250	6/15/26	1,150	1,321
	HCA Inc.	4.500	2/15/27	1,125	1,260
	HCA Inc.	4.125	6/15/29	2,420	2,674
	HCA Inc.	5.125	6/15/39	825	990
	HCA Inc.	5.500	6/15/47	1,700	2,097
	HCA Inc.	5.250	6/15/49	945	1,155
	Humana Inc.	3.150	12/1/22	400	414
	Humana Inc.	2.900	12/15/22	600	622
	Humana Inc.	3.850	10/1/24	861	940
	Humana Inc.	4.500	4/1/25	750	840
	Humana Inc.	3.950	3/15/27	950	1,059
	Humana Inc.	3.125	8/15/29	400	417
	Humana Inc.	4.875	4/1/30	480	561
	Humana Inc.	4.625	12/1/42	375	435
	Humana Inc.	4.950	10/1/44	620	746
	Humana Inc.	3.950	8/15/49	470	504
	IHC Health Services Inc.	4.131	5/15/48	300	356
	Illumina Inc.	0.550	3/23/23	500	500
	Illumina Inc.	2.550	3/23/31	500	496
	Indiana University Health Inc. Obligated Group	3.970	11/1/48	500	572
[8]	Integris Baptist Medical Center Inc.	3.875	8/15/50	750	794
[8]	Iowa Health System	3.665	2/15/50	400	422
	Johns Hopkins Health System Corp.	3.837	5/15/46	575	642

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Johnson & Johnson	2.050	3/1/23	600	618
	Johnson & Johnson	6.730	11/15/23	245	284
	Johnson & Johnson	3.375	12/5/23	650	702
	Johnson & Johnson	2.625	1/15/25	1,506	1,605
	Johnson & Johnson	0.550	9/1/25	925	914
	Johnson & Johnson	2.450	3/1/26	1,600	1,696
	Johnson & Johnson	0.950	9/1/27	1,225	1,187
	Johnson & Johnson	2.900	1/15/28	1,100	1,183
	Johnson & Johnson	6.950	9/1/29	250	346
	Johnson & Johnson	1.300	9/1/30	800	749
	Johnson & Johnson	4.950	5/15/33	550	702
	Johnson & Johnson	4.375	12/5/33	900	1,085
	Johnson & Johnson	3.550	3/1/36	1,325	1,478
	Johnson & Johnson	3.625	3/3/37	2,150	2,406
	Johnson & Johnson	5.950	8/15/37	745	1,044
	Johnson & Johnson	3.400	1/15/38	800	877
	Johnson & Johnson	5.850	7/15/38	325	452
	Johnson & Johnson	2.100	9/1/40	925	830
	Johnson & Johnson	4.500	9/1/40	419	516
	Johnson & Johnson	4.850	5/15/41	225	286
	Johnson & Johnson	4.500	12/5/43	550	678
	Johnson & Johnson	3.700	3/1/46	1,650	1,861
	Johnson & Johnson	3.750	3/3/47	500	570
	Johnson & Johnson	3.500	1/15/48	250	271
	Johnson & Johnson	2.250	9/1/50	925	823
	Johnson & Johnson	2.450	9/1/60	1,025	909
	Kaiser Foundation Hospitals	3.500	4/1/22	175	180
	Kaiser Foundation Hospitals	3.150	5/1/27	475	520
	Kaiser Foundation Hospitals	4.875	4/1/42	925	1,176
	Kaiser Foundation Hospitals	4.150	5/1/47	675	790
[8]	Kaiser Foundation Hospitals	3.266	11/1/49	350	360
	Koninklijke Philips NV	6.875	3/11/38	300	440
	Koninklijke Philips NV	5.000	3/15/42	785	997
	Laboratory Corp. of America Holdings	3.750	8/23/22	225	233
	Laboratory Corp. of America Holdings	3.250	9/1/24	500	534
	Laboratory Corp. of America Holdings	2.300	12/1/24	425	444
	Laboratory Corp. of America Holdings	3.600	2/1/25	1,421	1,533
	Laboratory Corp. of America Holdings	3.600	9/1/27	450	493
	Laboratory Corp. of America Holdings	2.950	12/1/29	525	541
	Laboratory Corp. of America Holdings	4.700	2/1/45	800	906
[8]	Mass General Brigham Inc.	3.765	7/1/48	150	164
[8]	Mass General Brigham Inc.	3.192	7/1/49	400	399
[8]	Mass General Brigham Inc.	4.117	7/1/55	275	314
[8]	Mass General Brigham Inc.	3.342	7/1/60	725	737
[8]	Mayo Clinic	3.774	11/15/43	250	275
[8]	Mayo Clinic	4.000	11/15/47	150	176
[8]	Mayo Clinic	4.128	11/15/52	125	150
[8,11]	Mayo Clinic	3.196	11/15/61	750	740
	McKesson Corp.	2.700	12/15/22	2,370	2,443
	McKesson Corp.	0.900	12/3/25	750	732
	McKesson Corp.	3.950	2/16/28	425	472
	McKesson Corp.	4.750	5/30/29	350	406
[8]	MedStar Health Inc.	3.626	8/15/49	250	258
	Medtronic Inc.	3.500	3/15/25	938	1,028
	Medtronic Inc.	4.375	3/15/35	2,608	3,129
	Medtronic Inc.	4.625	3/15/45	1,254	1,586
	Memorial Health Services	3.447	11/1/49	500	526

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Memorial Sloan-Kettering Cancer Center	5.000	7/1/42	100	128
[8]	Memorial Sloan-Kettering Cancer Center	2.955	1/1/50	250	238
	Memorial Sloan-Kettering Cancer Center	4.125	7/1/52	450	527
[8]	Memorial Sloan-Kettering Cancer Center	4.200	7/1/55	150	180
	Merck & Co. Inc.	2.400	9/15/22	925	948
	Merck & Co. Inc.	2.800	5/18/23	2,000	2,102
	Merck & Co. Inc.	2.900	3/7/24	500	535
	Merck & Co. Inc.	2.750	2/10/25	2,250	2,396
	Merck & Co. Inc.	0.750	2/24/26	2,743	2,700
	Merck & Co. Inc.	3.400	3/7/29	1,500	1,653
	Merck & Co. Inc.	1.450	6/24/30	770	728
	Merck & Co. Inc.	6.500	12/1/33	525	756
	Merck & Co. Inc.	3.900	3/7/39	600	683
	Merck & Co. Inc.	2.350	6/24/40	1,275	1,182
	Merck & Co. Inc.	3.600	9/15/42	375	405
	Merck & Co. Inc.	4.150	5/18/43	980	1,152
	Merck & Co. Inc.	3.700	2/10/45	2,295	2,518
	Merck & Co. Inc.	4.000	3/7/49	600	691
	Merck & Co. Inc.	2.450	6/24/50	1,250	1,106
[8]	Mercy Health	4.302	7/1/28	175	201
[8]	Methodist Hospital	2.705	12/1/50	500	463
[8]	Montefiore Obligated Group	5.246	11/1/48	600	685
[8]	Mount Sinai Hospitals Group Inc.	3.981	7/1/48	200	213
[8]	Mount Sinai Hospitals Group Inc.	3.737	7/1/49	450	460
[8]	Mount Sinai Hospitals Group Inc.	3.391	7/1/50	500	491
	MultiCare Health System	2.803	8/15/50	500	457
	Mylan Inc.	4.200	11/29/23	705	760
	Mylan Inc.	4.550	4/15/28	575	648
	Mylan Inc.	5.400	11/29/43	400	469
	Mylan Inc.	5.200	4/15/48	625	720
	New York & Presbyterian Hospital	4.024	8/1/45	480	552
	New York & Presbyterian Hospital	4.063	8/1/56	425	500
	New York & Presbyterian Hospital	2.606	8/1/60	500	437
[8]	New York & Presbyterian Hospital	3.954	8/1/19	400	430
	Northwell Healthcare Inc.	3.979	11/1/46	525	562
	Northwell Healthcare Inc.	4.260	11/1/47	850	948
	Northwell Healthcare Inc.	3.809	11/1/49	375	390
	Novartis Capital Corp.	2.400	5/17/22	1,500	1,530
	Novartis Capital Corp.	3.400	5/6/24	2,735	2,963
	Novartis Capital Corp.	1.750	2/14/25	255	262
	Novartis Capital Corp.	3.000	11/20/25	1,400	1,509
	Novartis Capital Corp.	2.000	2/14/27	1,440	1,481
	Novartis Capital Corp.	3.100	5/17/27	800	865
	Novartis Capital Corp.	2.200	8/14/30	2,175	2,187
	Novartis Capital Corp.	3.700	9/21/42	525	579
	Novartis Capital Corp.	4.400	5/6/44	1,050	1,276
	Novartis Capital Corp.	4.000	11/20/45	1,200	1,384
	Novartis Capital Corp.	2.750	8/14/50	850	804
[8]	NY Society for Relief of Ruptured & Crippled Maintaining Hosp Special Surgery	2.667	10/1/50	245	218
[8]	NYU Langone Hospitals	5.750	7/1/43	375	511
	NYU Langone Hospitals	4.784	7/1/44	325	396
[8]	NYU Langone Hospitals	4.368	7/1/47	425	481
[8]	NYU Langone Hospitals	3.380	7/1/55	525	509

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[8]	OhioHealth Corp.	3.042	11/15/50	300	298
	Orlando Health Obligated Group	4.089	10/1/48	225	252
	Orlando Health Obligated Group	3.327	10/1/50	500	491
[8]	PeaceHealth Obligated Group	4.787	11/15/48	300	376
[8]	PeaceHealth Obligated Group	3.218	11/15/50	500	488
	PerkinElmer Inc.	3.300	9/15/29	650	685
	PerkinElmer Inc.	2.550	3/15/31	500	495
	PerkinElmer Inc.	3.625	3/15/51	350	361
	Perrigo Finance Unlimited Co.	3.900	12/15/24	600	639
	Perrigo Finance Unlimited Co.	4.375	3/15/26	375	406
	Perrigo Finance Unlimited Co.	3.150	6/15/30	450	440
	Perrigo Finance Unlimited Co.	4.900	12/15/44	278	273
	Pfizer Inc.	3.000	6/15/23	1,136	1,201
	Pfizer Inc.	3.200	9/15/23	475	507
	Pfizer Inc.	2.950	3/15/24	500	537
	Pfizer Inc.	3.400	5/15/24	200	217
	Pfizer Inc.	0.800	5/28/25	300	298
	Pfizer Inc.	2.750	6/3/26	1,300	1,393
	Pfizer Inc.	3.000	12/15/26	1,295	1,408
	Pfizer Inc.	3.600	9/15/28	600	663
	Pfizer Inc.	3.450	3/15/29	750	823
	Pfizer Inc.	2.625	4/1/30	1,175	1,214
	Pfizer Inc.	1.700	5/28/30	1,750	1,671
	Pfizer Inc.	4.000	12/15/36	1,050	1,194
	Pfizer Inc.	4.100	9/15/38	600	687
	Pfizer Inc.	3.900	3/15/39	550	625
	Pfizer Inc.	7.200	3/15/39	1,015	1,579
	Pfizer Inc.	2.550	5/28/40	750	712
	Pfizer Inc.	5.600	9/15/40	100	136
	Pfizer Inc.	4.300	6/15/43	780	909
	Pfizer Inc.	4.400	5/15/44	725	864
	Pfizer Inc.	4.125	12/15/46	1,575	1,837
	Pfizer Inc.	4.200	9/15/48	500	581
	Pfizer Inc.	4.000	3/15/49	850	981
	Pfizer Inc.	2.700	5/28/50	1,275	1,189
	Pharmacia LLC	6.600	12/1/28	500	657
[8]	Providence St. Joseph Health Obligated Group	2.746	10/1/26	125	133
[8]	Providence St. Joseph Health Obligated Group	2.532	10/1/29	500	509
[8]	Providence St. Joseph Health Obligated Group	3.744	10/1/47	325	346
[8]	Providence St. Joseph Health Obligated Group	3.930	10/1/48	400	440
	Quest Diagnostics Inc.	4.250	4/1/24	300	328
	Quest Diagnostics Inc.	3.500	3/30/25	250	270
	Quest Diagnostics Inc.	3.450	6/1/26	425	461
	Quest Diagnostics Inc.	4.200	6/30/29	350	395
	Quest Diagnostics Inc.	2.950	6/30/30	800	820
	Quest Diagnostics Inc.	2.800	6/30/31	425	431
	Quest Diagnostics Inc.	5.750	1/30/40	61	74
	Quest Diagnostics Inc.	4.700	3/30/45	200	229
	Regeneron Pharmaceuticals Inc.	1.750	9/15/30	1,000	923
	Regeneron Pharmaceuticals Inc.	2.800	9/15/50	900	756
[3,8]	Royalty Pharma plc	0.750	9/2/23	500	498
[3,8]	Royalty Pharma plc	1.200	9/2/25	1,000	980
[3,8]	Royalty Pharma plc	1.750	9/2/27	1,400	1,363
[3,8]	Royalty Pharma plc	2.200	9/2/30	900	858

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[3,8]	Royalty Pharma plc	3.300	9/2/40	900	870
[3,8]	Royalty Pharma plc	3.550	9/2/50	800	769
[8]	Rush Obligated Group	3.922	11/15/29	245	274
	RWJ Barnabas Health Inc.	3.949	7/1/46	350	380
	RWJ Barnabas Health Inc.	3.477	7/1/49	100	101
	Sanofi	3.375	6/19/23	1,050	1,117
	Sanofi	3.625	6/19/28	1,000	1,113
[8]	Seattle Children's Hospital	2.719	10/1/50	500	462
[8]	Sharp HealthCare	2.680	8/1/50	500	450
	Shire Acquisitions Investments Ireland DAC	2.875	9/23/23	2,350	2,470
	Shire Acquisitions Investments Ireland DAC	3.200	9/23/26	2,685	2,891
	Smith & Nephew plc	2.032	10/14/30	820	771
[8]	Spectrum Health System Obligated Group	3.487	7/15/49	275	282
[8]	SSM Health Care Corp.	3.688	6/1/23	725	768
[8]	SSM Health Care Corp.	3.823	6/1/27	375	422
[8]	Stanford Health Care	3.795	11/15/48	450	500
[11]	STERIS Irish FinCo UnLtd Co.	3.750	3/15/51	500	501
	Stryker Corp.	0.600	12/1/23	500	500
	Stryker Corp.	3.375	5/15/24	475	510
	Stryker Corp.	1.150	6/15/25	400	399
	Stryker Corp.	3.375	11/1/25	500	542
	Stryker Corp.	3.500	3/15/26	890	973
	Stryker Corp.	3.650	3/7/28	450	495
	Stryker Corp.	1.950	6/15/30	750	723
	Stryker Corp.	4.100	4/1/43	325	363
	Stryker Corp.	4.375	5/15/44	275	319
	Stryker Corp.	4.625	3/15/46	155	187
	Stryker Corp.	2.900	6/15/50	500	473
[8]	Sutter Health	1.321	8/15/25	500	499
[8]	Sutter Health	3.695	8/15/28	300	328
[8]	Sutter Health	2.294	8/15/30	500	491
[8]	Sutter Health	3.161	8/15/40	500	498
[8]	Sutter Health	4.091	8/15/48	375	417
[8]	Sutter Health	3.361	8/15/50	475	470
	Takeda Pharmaceutical Co. Ltd.	4.400	11/26/23	2,500	2,731
	Takeda Pharmaceutical Co. Ltd.	5.000	11/26/28	2,460	2,901
	Takeda Pharmaceutical Co. Ltd.	2.050	3/31/30	1,725	1,658
	Takeda Pharmaceutical Co. Ltd.	3.025	7/9/40	1,700	1,641
	Takeda Pharmaceutical Co. Ltd.	3.175	7/9/50	1,790	1,705
	Takeda Pharmaceutical Co. Ltd.	3.375	7/9/60	600	576
	Texas Health Resources	2.328	11/15/50	500	408
[8]	Texas Health Resources	4.330	11/15/55	100	121
	Thermo Fisher Scientific Inc.	4.133	3/25/25	810	898
	Thermo Fisher Scientific Inc.	3.650	12/15/25	1,230	1,346
	Thermo Fisher Scientific Inc.	2.950	9/19/26	800	854
	Thermo Fisher Scientific Inc.	3.200	8/15/27	650	698
	Thermo Fisher Scientific Inc.	2.600	10/1/29	1,165	1,185
	Thermo Fisher Scientific Inc.	4.497	3/25/30	305	355
	Thermo Fisher Scientific Inc.	5.300	2/1/44	350	460
	Thermo Fisher Scientific Inc.	4.100	8/15/47	400	468
[8]	Toledo Hospital	5.325	11/15/28	275	317
	Toledo Hospital	6.015	11/15/48	325	391
[8]	Trinity Health Corp.	2.632	12/1/40	500	468
	Trinity Health Corp.	4.125	12/1/45	450	519
	UnitedHealth Group Inc.	2.875	12/15/21	625	636

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	UnitedHealth Group Inc.	3.350	7/15/22	1,325	1,376
	UnitedHealth Group Inc.	2.375	10/15/22	405	417
	UnitedHealth Group Inc.	2.750	2/15/23	400	415
	UnitedHealth Group Inc.	2.875	3/15/23	1,330	1,392
	UnitedHealth Group Inc.	3.500	6/15/23	500	533
	UnitedHealth Group Inc.	2.375	8/15/24	550	578
	UnitedHealth Group Inc.	3.750	7/15/25	2,750	3,040
	UnitedHealth Group Inc.	3.700	12/15/25	200	221
	UnitedHealth Group Inc.	1.250	1/15/26	781	779
	UnitedHealth Group Inc.	3.100	3/15/26	750	812
	UnitedHealth Group Inc.	3.450	1/15/27	600	665
	UnitedHealth Group Inc.	3.850	6/15/28	900	1,008
	UnitedHealth Group Inc.	3.875	12/15/28	500	561
	UnitedHealth Group Inc.	2.875	8/15/29	475	499
	UnitedHealth Group Inc.	2.000	5/15/30	2,935	2,875
	UnitedHealth Group Inc.	6.500	6/15/37	200	289
	UnitedHealth Group Inc.	6.625	11/15/37	325	478
	UnitedHealth Group Inc.	6.875	2/15/38	1,355	2,017
	UnitedHealth Group Inc.	3.500	8/15/39	1,510	1,627
	UnitedHealth Group Inc.	2.750	5/15/40	2,245	2,202
	UnitedHealth Group Inc.	5.950	2/15/41	240	331
	UnitedHealth Group Inc.	4.375	3/15/42	325	379
	UnitedHealth Group Inc.	3.950	10/15/42	800	903
	UnitedHealth Group Inc.	4.250	3/15/43	75	88
	UnitedHealth Group Inc.	4.750	7/15/45	1,315	1,650
	UnitedHealth Group Inc.	4.200	1/15/47	775	902
	UnitedHealth Group Inc.	4.250	4/15/47	950	1,096
	UnitedHealth Group Inc.	4.250	6/15/48	1,200	1,392
	UnitedHealth Group Inc.	4.450	12/15/48	1,100	1,325
	UnitedHealth Group Inc.	3.700	8/15/49	680	721
	UnitedHealth Group Inc.	2.900	5/15/50	920	890
	UnitedHealth Group Inc.	3.875	8/15/59	2,250	2,476
	UnitedHealth Group Inc.	3.125	5/15/60	2,640	2,557
[3,8]	Universal Health Services Inc.	2.650	10/15/30	700	675
[8]	UPMC	3.600	4/3/25	400	437
	Utah Acquisition Sub Inc.	3.950	6/15/26	1,100	1,208
	Utah Acquisition Sub Inc.	5.250	6/15/46	1,250	1,469
[3,8]	Viatris Inc.	1.125	6/22/22	1,525	1,534
[3,8]	Viatris Inc.	1.650	6/22/25	600	602
[3,8]	Viatris Inc.	2.300	6/22/27	2,350	2,372
[3,8]	Viatris Inc.	2.700	6/22/30	1,525	1,505
[3,8]	Viatris Inc.	3.850	6/22/40	1,425	1,458
[3,8]	Viatris Inc.	4.000	6/22/50	2,425	2,472
[8]	Willis-Knighton Medical Center	4.813	9/1/48	200	242
[8]	Willis-Knighton Medical Center	3.065	3/1/51	500	473
	Wyeth LLC	7.250	3/1/23	350	395
	Wyeth LLC	6.450	2/1/24	780	904
	Wyeth LLC	6.500	2/1/34	500	713
	Wyeth LLC	6.000	2/15/36	410	561
	Wyeth LLC	5.950	4/1/37	1,605	2,234
[8]	Yale-New Haven Health Services Corp.	2.496	7/1/50	500	434
	Zeneca Wilmington Inc.	7.000	11/15/23	600	698
	Zimmer Biomet Holdings Inc.	3.150	4/1/22	650	664
	Zimmer Biomet Holdings Inc.	3.700	3/19/23	225	237
	Zimmer Biomet Holdings Inc.	3.550	4/1/25	1,275	1,381
	Zimmer Biomet Holdings Inc.	5.750	11/30/39	200	258
	Zimmer Biomet Holdings Inc.	4.450	8/15/45	280	309
	Zoetis Inc.	3.250	2/1/23	1,475	1,538

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Zoetis Inc.	4.500	11/13/25	350	397
	Zoetis Inc.	3.000	9/12/27	800	850
	Zoetis Inc.	3.900	8/20/28	400	444
	Zoetis Inc.	2.000	5/15/30	575	551
	Zoetis Inc.	4.700	2/1/43	900	1,083
	Zoetis Inc.	3.950	9/12/47	400	441
	Zoetis Inc.	4.450	8/20/48	325	387
	Zoetis Inc.	3.000	5/15/50	250	240
					645,135
Industrials (0.9%)
	3M Co.	1.750	2/14/23	500	513
[8]	3M Co.	2.250	3/15/23	1,325	1,372
[8]	3M Co.	3.250	2/14/24	400	431
	3M Co.	2.000	2/14/25	600	623
	3M Co.	2.650	4/15/25	1,069	1,135
[8]	3M Co.	2.250	9/19/26	100	105
	3M Co.	2.875	10/15/27	1,639	1,757
[8]	3M Co.	3.375	3/1/29	650	700
	3M Co.	2.375	8/26/29	675	687
	3M Co.	3.050	4/15/30	1,440	1,527
[8]	3M Co.	3.125	9/19/46	1,125	1,106
[8]	3M Co.	3.625	10/15/47	450	482
[8]	3M Co.	4.000	9/14/48	182	206
	3M Co.	3.250	8/26/49	375	381
	3M Co.	3.700	4/15/50	1,200	1,303
	ABB Finance USA Inc.	2.875	5/8/22	1,000	1,028
	Acuity Brands Lighting Inc.	2.150	12/15/30	705	667
	Agilent Technologies Inc.	2.300	3/12/31	500	486
	Allegion plc	3.500	10/1/29	325	341
	Allegion US Holding Co. Inc.	3.200	10/1/24	128	136
	Allegion US Holding Co. Inc.	3.550	10/1/27	325	344
[8]	American Airlines Pass-Through Trust Class A Series 2016-3	3.250	10/15/28	123	119
[8]	American Airlines Pass-Through Trust Class AA Series 2015-2	3.600	9/22/27	218	219
[8]	American Airlines Pass-Through Trust Class AA Series 2016-1	3.575	1/15/28	354	355
[8]	American Airlines Pass-Through Trust Class AA Series 2016-2	3.200	6/15/28	810	804
[8]	American Airlines Pass-Through Trust Class AA Series 2016-3	3.000	10/15/28	185	183
[8]	American Airlines Pass-Through Trust Class AA Series 2017-1	3.650	2/15/29	403	406
[8]	American Airlines Pass-Through Trust Class AA Series 2017-2	3.350	10/15/29	346	343
[8]	American Airlines Pass-Through Trust Class AA Series 2019-1	3.150	2/15/32	208	206
	Amphenol Corp.	3.200	4/1/24	200	213
	Amphenol Corp.	2.050	3/1/25	170	175
	Amphenol Corp.	4.350	6/1/29	300	338
	Amphenol Corp.	2.800	2/15/30	750	766
[8]	BNSF Funding Trust I	6.613	12/15/55	325	372
	Boeing Co.	2.125	3/1/22	800	810
	Boeing Co.	2.700	5/1/22	425	434
	Boeing Co.	1.167	2/4/23	1,200	1,204
	Boeing Co.	2.800	3/1/23	345	358
	Boeing Co.	4.508	5/1/23	2,625	2,811
	Boeing Co.	1.875	6/15/23	500	509
	Boeing Co.	1.950	2/1/24	500	512

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Boeing Co.	1.433	2/4/24	2,000	2,002
Boeing Co.	2.800	3/1/24	450	469
Boeing Co.	2.850	10/30/24	450	471
Boeing Co.	4.875	5/1/25	3,480	3,876
Boeing Co.	2.750	2/1/26	500	513
Boeing Co.	2.196	2/4/26	5,000	4,975
Boeing Co.	3.100	5/1/26	400	417
Boeing Co.	2.250	6/15/26	325	325
Boeing Co.	2.700	2/1/27	1,715	1,738
Boeing Co.	2.800	3/1/27	200	203
Boeing Co.	5.040	5/1/27	1,760	1,997
Boeing Co.	3.250	2/1/28	800	826
Boeing Co.	3.250	3/1/28	275	281
Boeing Co.	3.450	11/1/28	200	206
Boeing Co.	3.200	3/1/29	900	905
Boeing Co.	2.950	2/1/30	500	494
Boeing Co.	5.150	5/1/30	3,915	4,506
Boeing Co.	3.625	2/1/31	1,350	1,406
Boeing Co.	6.125	2/15/33	325	396
Boeing Co.	3.600	5/1/34	1,375	1,374
Boeing Co.	3.250	2/1/35	600	581
Boeing Co.	6.625	2/15/38	100	126
Boeing Co.	3.500	3/1/39	200	190
Boeing Co.	6.875	3/15/39	210	280
Boeing Co.	5.875	2/15/40	545	659
Boeing Co.	5.705	5/1/40	3,665	4,484
Boeing Co.	3.375	6/15/46	450	399
Boeing Co.	3.650	3/1/47	475	431
Boeing Co.	3.850	11/1/48	200	193
Boeing Co.	3.900	5/1/49	650	629
Boeing Co.	3.750	2/1/50	1,100	1,050
Boeing Co.	5.805	5/1/50	4,700	5,925
Boeing Co.	3.825	3/1/59	225	209
Boeing Co.	3.950	8/1/59	360	346
Boeing Co.	5.930	5/1/60	3,415	4,372
Burlington Northern Santa Fe LLC	3.050	9/1/22	240	248
Burlington Northern Santa Fe LLC	3.000	3/15/23	625	652
Burlington Northern Santa Fe LLC	3.850	9/1/23	625	670
Burlington Northern Santa Fe LLC	3.750	4/1/24	400	433
Burlington Northern Santa Fe LLC	3.400	9/1/24	400	433
Burlington Northern Santa Fe LLC	3.000	4/1/25	250	269
Burlington Northern Santa Fe LLC	3.650	9/1/25	275	302
Burlington Northern Santa Fe LLC	7.000	12/15/25	700	882
Burlington Northern Santa Fe LLC	3.250	6/15/27	375	406
Burlington Northern Santa Fe LLC	6.200	8/15/36	125	173
Burlington Northern Santa Fe LLC	6.150	5/1/37	400	552
Burlington Northern Santa Fe LLC	5.750	5/1/40	625	839
Burlington Northern Santa Fe LLC	5.050	3/1/41	375	466
Burlington Northern Santa Fe LLC	5.400	6/1/41	1,225	1,581
Burlington Northern Santa Fe LLC	4.950	9/15/41	200	247
Burlington Northern Santa Fe LLC	4.400	3/15/42	575	666
Burlington Northern Santa Fe LLC	4.375	9/1/42	500	580
Burlington Northern Santa Fe LLC	4.450	3/15/43	850	1,002
Burlington Northern Santa Fe LLC	5.150	9/1/43	500	637
Burlington Northern Santa Fe LLC	4.900	4/1/44	1,100	1,376
Burlington Northern Santa Fe LLC	4.550	9/1/44	600	713
Burlington Northern Santa Fe LLC	4.150	4/1/45	500	565
Burlington Northern Santa Fe LLC	4.700	9/1/45	600	735

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Burlington Northern Santa Fe LLC	3.900	8/1/46	550	599
	Burlington Northern Santa Fe LLC	4.125	6/15/47	225	253
	Burlington Northern Santa Fe LLC	4.050	6/15/48	1,875	2,087
	Burlington Northern Santa Fe LLC	4.150	12/15/48	575	651
	Burlington Northern Santa Fe LLC	3.050	2/15/51	720	699
[11]	Burlington Northern Santa Fe LLC	3.300	9/15/51	800	797
	Canadian National Railway Co.	2.850	12/15/21	525	531
	Canadian National Railway Co.	2.950	11/21/24	288	308
	Canadian National Railway Co.	2.750	3/1/26	375	398
	Canadian National Railway Co.	6.250	8/1/34	350	489
	Canadian National Railway Co.	6.200	6/1/36	350	479
	Canadian National Railway Co.	6.375	11/15/37	350	499
	Canadian National Railway Co.	3.200	8/2/46	500	502
	Canadian National Railway Co.	4.450	1/20/49	1,000	1,228
	Canadian National Railway Co.	2.450	5/1/50	1,200	1,050
	Canadian Pacific Railway Co.	4.450	3/15/23	430	457
	Canadian Pacific Railway Co.	2.900	2/1/25	100	106
	Canadian Pacific Railway Co.	2.050	3/5/30	400	386
	Canadian Pacific Railway Co.	7.125	10/15/31	275	381
	Canadian Pacific Railway Co.	5.750	3/15/33	425	543
	Canadian Pacific Railway Co.	5.950	5/15/37	775	1,038
	Canadian Pacific Railway Co.	4.800	8/1/45	175	214
	Canadian Pacific Railway Co.	6.125	9/15/15	755	1,103
	Carrier Global Corp.	2.242	2/15/25	1,600	1,653
	Carrier Global Corp.	2.493	2/15/27	1,475	1,533
	Carrier Global Corp.	2.722	2/15/30	2,125	2,142
	Carrier Global Corp.	3.377	4/5/40	1,650	1,645
	Carrier Global Corp.	3.577	4/5/50	1,600	1,580
[8]	Caterpillar Financial Services Corp.	0.950	5/13/22	1,300	1,310
[8]	Caterpillar Financial Services Corp.	2.400	6/6/22	200	205
[8]	Caterpillar Financial Services Corp.	1.950	11/18/22	1,300	1,333
[8]	Caterpillar Financial Services Corp.	2.550	11/29/22	1,000	1,036
[8]	Caterpillar Financial Services Corp.	3.450	5/15/23	1,400	1,488
	Caterpillar Financial Services Corp.	0.650	7/7/23	500	501
[8]	Caterpillar Financial Services Corp.	0.450	9/14/23	1,825	1,822
[8]	Caterpillar Financial Services Corp.	3.650	12/7/23	400	432
[8]	Caterpillar Financial Services Corp.	2.850	5/17/24	325	346
[8]	Caterpillar Financial Services Corp.	3.300	6/9/24	730	789
[8]	Caterpillar Financial Services Corp.	3.250	12/1/24	1,270	1,375
[8]	Caterpillar Financial Services Corp.	1.450	5/15/25	375	381
[8]	Caterpillar Financial Services Corp.	0.800	11/13/25	825	809
	Caterpillar Financial Services Corp.	2.400	8/9/26	200	210
[8]	Caterpillar Financial Services Corp.	1.100	9/14/27	1,500	1,443
	Caterpillar Inc.	3.400	5/15/24	450	486
	Caterpillar Inc.	2.600	4/9/30	2,585	2,643
	Caterpillar Inc.	1.900	3/12/31	500	481
	Caterpillar Inc.	6.050	8/15/36	720	990
	Caterpillar Inc.	5.200	5/27/41	475	614
	Caterpillar Inc.	3.803	8/15/42	1,504	1,683
	Caterpillar Inc.	4.300	5/15/44	375	443
	Caterpillar Inc.	3.250	9/19/49	1,600	1,639
	Caterpillar Inc.	3.250	4/9/50	865	873
	CH Robinson Worldwide Inc.	4.200	4/15/28	100	112
	CNH Industrial Capital LLC	4.375	4/5/22	150	155
	CNH Industrial Capital LLC	1.950	7/2/23	250	256
	CNH Industrial Capital LLC	4.200	1/15/24	2,455	2,669
	CNH Industrial Capital LLC	1.875	1/15/26	260	262
[8]	CNH Industrial NV	3.850	11/15/27	375	415

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[8]	Continental Airlines Pass-Through Trust Class A Series 2012-1	4.150	4/11/24	568	592
[8]	Continental Airlines Pass-Through Trust Class A Series 2012-2	4.000	10/29/24	423	436
	Crane Co.	4.450	12/15/23	400	435
	Crane Co.	4.200	3/15/48	500	501
	CSX Corp.	3.400	8/1/24	400	432
	CSX Corp.	3.350	11/1/25	400	435
	CSX Corp.	2.600	11/1/26	200	211
	CSX Corp.	3.250	6/1/27	650	704
	CSX Corp.	3.800	3/1/28	1,275	1,406
	CSX Corp.	4.250	3/15/29	900	1,022
	CSX Corp.	2.400	2/15/30	2,525	2,539
	CSX Corp.	6.150	5/1/37	1,000	1,366
	CSX Corp.	6.220	4/30/40	599	831
	CSX Corp.	5.500	4/15/41	725	934
	CSX Corp.	4.750	5/30/42	460	551
	CSX Corp.	4.400	3/1/43	93	106
	CSX Corp.	4.100	3/15/44	800	885
	CSX Corp.	3.800	11/1/46	400	423
	CSX Corp.	4.300	3/1/48	1,000	1,138
	CSX Corp.	4.500	3/15/49	900	1,041
	CSX Corp.	3.800	4/15/50	930	989
	CSX Corp.	2.500	5/15/51	500	420
	CSX Corp.	4.250	11/1/66	500	567
	CSX Corp.	4.650	3/1/68	275	332
	Cummins Inc.	3.650	10/1/23	350	375
	Cummins Inc.	0.750	9/1/25	821	807
	Cummins Inc.	1.500	9/1/30	1,250	1,161
	Cummins Inc.	4.875	10/1/43	525	659
	Cummins Inc.	2.600	9/1/50	500	447
	Deere & Co.	2.600	6/8/22	700	715
	Deere & Co.	2.750	4/15/25	750	798
	Deere & Co.	5.375	10/16/29	455	563
	Deere & Co.	3.100	4/15/30	470	500
	Deere & Co.	7.125	3/3/31	400	560
	Deere & Co.	3.900	6/9/42	1,000	1,127
	Deere & Co.	2.875	9/7/49	200	193
	Deere & Co.	3.750	4/15/50	650	728
[8]	Delta Air Lines Pass-Through Trust Class A Series 2007-1	6.821	8/10/22	202	209
[8]	Delta Air Lines Pass-Through Trust Class AA Series 2015-1	3.625	7/30/27	285	302
[8]	Delta Air Lines Pass-Through Trust Class AA Series 2019-1	3.204	4/25/24	430	444
[8]	Delta Air Lines Pass-Through Trust Class AA Series 2020-1	2.000	6/10/28	388	389
	Dover Corp.	2.950	11/4/29	575	599
	Dover Corp.	6.600	3/15/38	350	465
	Dover Corp.	5.375	3/1/41	280	339
	Eaton Corp.	2.750	11/2/22	1,075	1,115
	Eaton Corp.	3.103	9/15/27	665	715
	Eaton Corp.	4.000	11/2/32	717	811
	Eaton Corp.	4.150	11/2/42	75	85
	Eaton Corp.	3.915	9/15/47	550	596
	Emerson Electric Co.	2.625	2/15/23	300	311
	Emerson Electric Co.	3.150	6/1/25	450	485
	Emerson Electric Co.	0.875	10/15/26	2,000	1,939
	Emerson Electric Co.	1.800	10/15/27	750	753

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Emerson Electric Co.	1.950	10/15/30	375	365
	Emerson Electric Co.	5.250	11/15/39	135	176
	Emerson Electric Co.	2.750	10/15/50	450	411
	FedEx Corp.	2.625	8/1/22	1,470	1,513
	FedEx Corp.	3.800	5/15/25	1,475	1,623
	FedEx Corp.	3.250	4/1/26	500	539
	FedEx Corp.	3.300	3/15/27	350	378
	FedEx Corp.	3.400	2/15/28	1,000	1,077
	FedEx Corp.	3.100	8/5/29	825	861
	FedEx Corp.	4.250	5/15/30	1,600	1,818
	FedEx Corp.	3.900	2/1/35	200	218
	FedEx Corp.	3.875	8/1/42	200	210
	FedEx Corp.	4.100	4/15/43	300	323
	FedEx Corp.	5.100	1/15/44	600	728
	FedEx Corp.	4.100	2/1/45	300	319
	FedEx Corp.	4.750	11/15/45	975	1,125
	FedEx Corp.	4.550	4/1/46	2,050	2,324
	FedEx Corp.	4.400	1/15/47	800	891
	FedEx Corp.	4.050	2/15/48	700	751
	FedEx Corp.	4.950	10/17/48	750	916
	FedEx Corp.	5.250	5/15/50	1,150	1,464
	FedEx Corp.	4.500	2/1/65	150	162
[8]	FedEx Corp. Pass-Through Trust Class AA Series 2020-1	1.875	2/20/34	800	770
	Flowserve Corp.	3.500	9/15/22	225	232
	Flowserve Corp.	4.000	11/15/23	375	394
	Flowserve Corp.	3.500	10/1/30	500	508
	Fortive Corp.	3.150	6/15/26	585	631
	Fortive Corp.	4.300	6/15/46	425	476
	General Dynamics Corp.	2.250	11/15/22	900	924
	General Dynamics Corp.	3.375	5/15/23	600	637
	General Dynamics Corp.	1.875	8/15/23	500	516
	General Dynamics Corp.	3.250	4/1/25	525	568
	General Dynamics Corp.	3.500	5/15/25	1,500	1,639
	General Dynamics Corp.	2.125	8/15/26	250	259
	General Dynamics Corp.	3.500	4/1/27	350	386
	General Dynamics Corp.	2.625	11/15/27	500	529
	General Dynamics Corp.	3.750	5/15/28	705	786
	General Dynamics Corp.	3.625	4/1/30	755	833
	General Dynamics Corp.	4.250	4/1/40	520	608
	General Dynamics Corp.	3.600	11/15/42	625	674
	General Dynamics Corp.	4.250	4/1/50	505	604
[8]	General Electric Co.	3.150	9/7/22	318	330
[8]	General Electric Co.	3.100	1/9/23	4,149	4,327
[8]	General Electric Co.	3.450	5/15/24	425	456
	General Electric Co.	3.450	5/1/27	750	815
	General Electric Co.	3.625	5/1/30	2,125	2,284
[8]	General Electric Co.	6.750	3/15/32	1,185	1,569
[8]	General Electric Co.	6.150	8/7/37	673	869
[8]	General Electric Co.	5.875	1/14/38	2,512	3,245
[8]	General Electric Co.	6.875	1/10/39	1,555	2,178
	General Electric Co.	4.250	5/1/40	3,125	3,429
	General Electric Co.	4.125	10/9/42	552	584
	General Electric Co.	4.500	3/11/44	300	331
	General Electric Co.	4.350	5/1/50	3,375	3,747
	Honeywell International Inc.	2.150	8/8/22	600	614
	Honeywell International Inc.	0.483	8/19/22	700	700
	Honeywell International Inc.	3.350	12/1/23	1,175	1,267

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Honeywell International Inc.	2.300	8/15/24	800	844
	Honeywell International Inc.	1.350	6/1/25	3,730	3,782
	Honeywell International Inc.	2.500	11/1/26	1,150	1,220
	Honeywell International Inc.	2.700	8/15/29	350	365
	Honeywell International Inc.	1.950	6/1/30	1,125	1,107
	Honeywell International Inc.	5.700	3/15/36	300	398
	Honeywell International Inc.	5.700	3/15/37	305	399
	Honeywell International Inc.	5.375	3/1/41	855	1,128
	Honeywell International Inc.	2.800	6/1/50	600	569
	Hubbell Inc.	3.350	3/1/26	300	322
	Hubbell Inc.	3.150	8/15/27	275	294
	Hubbell Inc.	3.500	2/15/28	400	428
	Huntington Ingalls Industries Inc.	3.844	5/1/25	250	273
	Huntington Ingalls Industries Inc.	3.483	12/1/27	400	433
	Huntington Ingalls Industries Inc.	4.200	5/1/30	1,375	1,523
	IDEX Corp.	3.000	5/1/30	300	309
	Illinois Tool Works Inc.	3.500	3/1/24	1,145	1,234
	Illinois Tool Works Inc.	2.650	11/15/26	1,100	1,170
	Illinois Tool Works Inc.	3.900	9/1/42	800	910
	JB Hunt Transport Services Inc.	3.300	8/15/22	400	414
	JB Hunt Transport Services Inc.	3.875	3/1/26	650	718
[8]	JetBlue Pass-Through Trust Class A Series 2020-1	4.000	11/15/32	700	755
[8]	JetBlue Pass-Through Trust Class AA Series 2019-1	2.750	5/15/32	482	479
[8]	John Deere Capital Corp.	1.950	6/13/22	1,600	1,631
[8]	John Deere Capital Corp.	0.550	7/5/22	600	601
[8]	John Deere Capital Corp.	2.150	9/8/22	550	565
[8]	John Deere Capital Corp.	2.700	1/6/23	425	442
	John Deere Capital Corp.	2.800	1/27/23	275	287
[8]	John Deere Capital Corp.	2.800	3/6/23	1,500	1,572
[8]	John Deere Capital Corp.	3.450	6/7/23	200	213
[8]	John Deere Capital Corp.	0.700	7/5/23	375	378
[8]	John Deere Capital Corp.	0.400	10/10/23	500	500
	John Deere Capital Corp.	3.650	10/12/23	200	216
[8]	John Deere Capital Corp.	0.450	1/17/24	1,000	999
[8]	John Deere Capital Corp.	2.600	3/7/24	400	423
[8]	John Deere Capital Corp.	3.350	6/12/24	700	758
[8]	John Deere Capital Corp.	2.050	1/9/25	500	519
[8]	John Deere Capital Corp.	3.450	3/13/25	1,225	1,339
[8]	John Deere Capital Corp.	3.400	9/11/25	325	356
	John Deere Capital Corp.	0.700	1/15/26	500	488
[8]	John Deere Capital Corp.	2.650	6/10/26	300	319
[8]	John Deere Capital Corp.	2.250	9/14/26	1,250	1,309
[8]	John Deere Capital Corp.	2.800	9/8/27	250	265
[8]	John Deere Capital Corp.	3.050	1/6/28	600	642
[8]	John Deere Capital Corp.	1.500	3/6/28	500	487
[8]	John Deere Capital Corp.	3.450	3/7/29	300	329
[8]	John Deere Capital Corp.	2.800	7/18/29	490	514
[8]	John Deere Capital Corp.	2.450	1/9/30	1,000	1,019
	John Deere Capital Corp.	1.450	1/15/31	500	462
[8]	Johnson Controls International plc	3.625	7/2/24	442	478
[8]	Johnson Controls International plc	3.900	2/14/26	219	242
	Johnson Controls International plc	1.750	9/15/30	500	469
[8]	Johnson Controls International plc	6.000	1/15/36	210	278
[8]	Johnson Controls International plc	4.625	7/2/44	800	941
[8]	Johnson Controls International plc	5.125	9/14/45	80	100
	Johnson Controls International plc	4.500	2/15/47	400	467

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[8]	Johnson Controls International plc	4.950	7/2/64	286	345
[8]	Kansas City Southern	3.000	5/15/23	400	417
	Kansas City Southern	2.875	11/15/29	350	358
[8]	Kansas City Southern	4.300	5/15/43	500	540
[8]	Kansas City Southern	4.950	8/15/45	500	591
	Kansas City Southern	3.500	5/1/50	1,400	1,398
	Kennametal Inc.	4.625	6/15/28	1,000	1,111
	Keysight Technologies Inc.	4.550	10/30/24	734	819
	Keysight Technologies Inc.	4.600	4/6/27	375	429
	Keysight Technologies Inc.	3.000	10/30/29	425	441
	Kirby Corp.	4.200	3/1/28	1,200	1,297
	L3Harris Technologies Inc.	3.850	6/15/23	775	827
	L3Harris Technologies Inc.	3.950	5/28/24	270	293
	L3Harris Technologies Inc.	3.832	4/27/25	550	603
	L3Harris Technologies Inc.	3.850	12/15/26	200	221
[8]	L3Harris Technologies Inc.	4.400	6/15/28	600	677
	L3Harris Technologies Inc.	2.900	12/15/29	450	464
	L3Harris Technologies Inc.	1.800	1/15/31	1,600	1,499
	L3Harris Technologies Inc.	4.854	4/27/35	100	121
	L3Harris Technologies Inc.	6.150	12/15/40	425	588
	L3Harris Technologies Inc.	5.054	4/27/45	475	585
	Legrand France SA	8.500	2/15/25	300	380
	Lennox International Inc.	3.000	11/15/23	100	106
	Lennox International Inc.	1.350	8/1/25	500	498
	Lennox International Inc.	1.700	8/1/27	500	493
	Lockheed Martin Corp.	3.100	1/15/23	270	282
	Lockheed Martin Corp.	2.900	3/1/25	463	493
	Lockheed Martin Corp.	3.550	1/15/26	1,200	1,321
	Lockheed Martin Corp.	1.850	6/15/30	1,500	1,457
	Lockheed Martin Corp.	3.600	3/1/35	485	535
	Lockheed Martin Corp.	4.500	5/15/36	565	680
[8]	Lockheed Martin Corp.	6.150	9/1/36	1,915	2,670
	Lockheed Martin Corp.	5.720	6/1/40	316	422
	Lockheed Martin Corp.	4.070	12/15/42	1,775	2,045
	Lockheed Martin Corp.	3.800	3/1/45	750	825
	Lockheed Martin Corp.	4.700	5/15/46	1,050	1,315
	Lockheed Martin Corp.	2.800	6/15/50	1,050	991
	Lockheed Martin Corp.	4.090	9/15/52	622	721
	Norfolk Southern Corp.	3.250	12/1/21	325	329
	Norfolk Southern Corp.	3.000	4/1/22	475	484
	Norfolk Southern Corp.	2.903	2/15/23	1,580	1,643
	Norfolk Southern Corp.	3.850	1/15/24	200	216
	Norfolk Southern Corp.	3.650	8/1/25	415	454
	Norfolk Southern Corp.	7.800	5/15/27	100	134
	Norfolk Southern Corp.	3.150	6/1/27	125	135
	Norfolk Southern Corp.	3.800	8/1/28	750	831
	Norfolk Southern Corp.	2.550	11/1/29	700	709
	Norfolk Southern Corp.	4.837	10/1/41	565	689
	Norfolk Southern Corp.	3.950	10/1/42	425	466
	Norfolk Southern Corp.	4.450	6/15/45	975	1,124
	Norfolk Southern Corp.	4.650	1/15/46	300	355
	Norfolk Southern Corp.	3.942	11/1/47	150	162
	Norfolk Southern Corp.	4.150	2/28/48	50	55
	Norfolk Southern Corp.	4.100	5/15/49	615	676
	Norfolk Southern Corp.	3.400	11/1/49	330	325
	Norfolk Southern Corp.	3.050	5/15/50	1,600	1,514
	Norfolk Southern Corp.	4.050	8/15/52	973	1,057
	Norfolk Southern Corp.	3.155	5/15/55	256	238

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Northrop Grumman Corp.	3.250	8/1/23	500	533
	Northrop Grumman Corp.	2.930	1/15/25	1,300	1,379
	Northrop Grumman Corp.	3.200	2/1/27	675	729
	Northrop Grumman Corp.	3.250	1/15/28	400	428
	Northrop Grumman Corp.	4.400	5/1/30	1,540	1,773
	Northrop Grumman Corp.	5.150	5/1/40	2,165	2,696
	Northrop Grumman Corp.	5.050	11/15/40	850	1,054
	Northrop Grumman Corp.	4.750	6/1/43	1,550	1,844
	Northrop Grumman Corp.	4.030	10/15/47	1,550	1,721
	Northrop Grumman Corp.	5.250	5/1/50	795	1,033
	nVent Finance Sarl	3.950	4/15/23	220	230
	nVent Finance Sarl	4.550	4/15/28	300	316
	Oshkosh Corp.	4.600	5/15/28	400	450
	Oshkosh Corp.	3.100	3/1/30	80	82
	Otis Worldwide Corp.	2.056	4/5/25	1,575	1,622
	Otis Worldwide Corp.	2.293	4/5/27	1,350	1,385
	Otis Worldwide Corp.	2.565	2/15/30	1,400	1,409
	Otis Worldwide Corp.	3.112	2/15/40	2,530	2,496
	Otis Worldwide Corp.	3.362	2/15/50	550	538
[8]	PACCAR Financial Corp.	2.650	5/10/22	475	487
[8]	PACCAR Financial Corp.	2.300	8/10/22	250	256
[8]	PACCAR Financial Corp.	2.000	9/26/22	200	205
	PACCAR Financial Corp.	3.400	8/9/23	300	321
[8]	PACCAR Financial Corp.	0.350	8/11/23	500	499
[8]	PACCAR Financial Corp.	0.350	2/2/24	500	497
[8]	PACCAR Financial Corp.	2.150	8/15/24	250	262
[8]	PACCAR Financial Corp.	1.800	2/6/25	750	769
[8]	Parker-Hannifin Corp.	3.500	9/15/22	975	1,018
	Parker-Hannifin Corp.	2.700	6/14/24	475	503
[8]	Parker-Hannifin Corp.	3.300	11/21/24	467	502
	Parker-Hannifin Corp.	3.250	3/1/27	1,600	1,729
[8]	Parker-Hannifin Corp.	4.200	11/21/34	200	226
[8]	Parker-Hannifin Corp.	6.250	5/15/38	575	781
	Parker-Hannifin Corp.	4.100	3/1/47	500	556
	Parker-Hannifin Corp.	4.000	6/14/49	800	884
	Precision Castparts Corp.	2.500	1/15/23	1,075	1,110
	Precision Castparts Corp.	3.250	6/15/25	675	729
	Precision Castparts Corp.	3.900	1/15/43	375	396
	Precision Castparts Corp.	4.375	6/15/45	275	310
	Raytheon Technologies Corp.	2.800	3/15/22	800	817
	Raytheon Technologies Corp.	2.500	12/15/22	845	869
	Raytheon Technologies Corp.	3.200	3/15/24	775	827
	Raytheon Technologies Corp.	3.950	8/16/25	1,680	1,865
	Raytheon Technologies Corp.	3.500	3/15/27	2,000	2,184
	Raytheon Technologies Corp.	3.125	5/4/27	975	1,047
	Raytheon Technologies Corp.	7.200	8/15/27	75	98
	Raytheon Technologies Corp.	6.700	8/1/28	150	192
	Raytheon Technologies Corp.	4.125	11/16/28	3,445	3,877
	Raytheon Technologies Corp.	7.500	9/15/29	400	545
	Raytheon Technologies Corp.	2.250	7/1/30	500	491
	Raytheon Technologies Corp.	5.400	5/1/35	500	631
	Raytheon Technologies Corp.	6.050	6/1/36	585	786
	Raytheon Technologies Corp.	6.125	7/15/38	925	1,255
	Raytheon Technologies Corp.	4.450	11/16/38	1,000	1,159
	Raytheon Technologies Corp.	5.700	4/15/40	625	822
	Raytheon Technologies Corp.	4.875	10/15/40	225	269
	Raytheon Technologies Corp.	4.700	12/15/41	925	1,090
	Raytheon Technologies Corp.	4.500	6/1/42	2,450	2,862

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Raytheon Technologies Corp.	4.800	12/15/43	285	339
	Raytheon Technologies Corp.	4.150	5/15/45	1,025	1,128
	Raytheon Technologies Corp.	3.750	11/1/46	900	948
	Raytheon Technologies Corp.	4.350	4/15/47	1,325	1,507
	Raytheon Technologies Corp.	4.050	5/4/47	800	890
	Raytheon Technologies Corp.	3.125	7/1/50	1,475	1,414
	Republic Services Inc.	2.500	8/15/24	60	63
	Republic Services Inc.	3.200	3/15/25	500	536
	Republic Services Inc.	0.875	11/15/25	500	488
	Republic Services Inc.	2.900	7/1/26	400	426
	Republic Services Inc.	2.300	3/1/30	725	713
	Republic Services Inc.	1.450	2/15/31	500	454
	Republic Services Inc.	1.750	2/15/32	625	579
	Republic Services Inc.	6.200	3/1/40	475	646
	Republic Services Inc.	5.700	5/15/41	300	395
	Republic Services Inc.	3.050	3/1/50	650	616
	Rockwell Automation Inc.	3.500	3/1/29	350	385
	Rockwell Automation Inc.	4.200	3/1/49	475	562
[8]	Ryder System Inc.	2.875	6/1/22	350	359
[8]	Ryder System Inc.	3.400	3/1/23	350	368
[8]	Ryder System Inc.	3.750	6/9/23	1,490	1,588
[8]	Ryder System Inc.	3.650	3/18/24	550	594
[8]	Ryder System Inc.	2.500	9/1/24	250	262
[8]	Ryder System Inc.	4.625	6/1/25	581	655
[8]	Ryder System Inc.	2.900	12/1/26	325	345
	Southwest Airlines Co.	2.750	11/16/22	100	103
	Southwest Airlines Co.	4.750	5/4/23	675	729
	Southwest Airlines Co.	5.250	5/4/25	2,000	2,275
	Southwest Airlines Co.	3.000	11/15/26	400	420
	Southwest Airlines Co.	5.125	6/15/27	1,975	2,260
	Southwest Airlines Co.	3.450	11/16/27	540	573
	Southwest Airlines Co.	2.625	2/10/30	350	344
[8]	Southwest Airlines Co. Pass-Through Trust Series 2007-1	6.150	8/1/22	32	33
[8]	Spirit Airlines Pass-Through Trust Class A Series 2015-1	4.100	4/1/28	230	229
	Teledyne Technologies Inc.	0.650	4/1/23	500	500
	Teledyne Technologies Inc.	0.950	4/1/24	500	498
	Teledyne Technologies Inc.	2.250	4/1/28	500	498
	Teledyne Technologies Inc.	2.750	4/1/31	900	894
	Textron Inc.	4.300	3/1/24	625	680
	Textron Inc.	3.875	3/1/25	200	216
	Textron Inc.	4.000	3/15/26	300	327
	Textron Inc.	3.650	3/15/27	1,025	1,106
	Textron Inc.	3.375	3/1/28	325	340
	Textron Inc.	3.900	9/17/29	250	270
	Timken Co.	3.875	9/1/24	200	213
	Timken Co.	4.500	12/15/28	400	426
	Trane Technologies Global Holding Co. Ltd.	4.250	6/15/23	900	972
	Trane Technologies Global Holding Co. Ltd.	3.750	8/21/28	1,000	1,096
	Trane Technologies Luxembourg Finance SA	3.550	11/1/24	1,350	1,461
	Trane Technologies Luxembourg Finance SA	3.500	3/21/26	325	353
	Trane Technologies Luxembourg Finance SA	3.800	3/21/29	975	1,069

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Trane Technologies Luxembourg Finance SA	4.650	11/1/44	150	176
	Trane Technologies Luxembourg Finance SA	4.500	3/21/49	350	406
	Trimble Inc.	4.150	6/15/23	100	107
	Trimble Inc.	4.750	12/1/24	600	671
	Trimble Inc.	4.900	6/15/28	400	461
	Tyco Electronics Group SA	3.450	8/1/24	1,000	1,078
	Tyco Electronics Group SA	3.125	8/15/27	450	484
	Tyco Electronics Group SA	7.125	10/1/37	550	803
	Union Pacific Corp.	2.950	3/1/22	400	410
	Union Pacific Corp.	4.163	7/15/22	100	104
	Union Pacific Corp.	2.950	1/15/23	650	675
	Union Pacific Corp.	2.750	4/15/23	200	208
	Union Pacific Corp.	3.500	6/8/23	600	637
	Union Pacific Corp.	3.646	2/15/24	325	350
	Union Pacific Corp.	3.150	3/1/24	400	428
	Union Pacific Corp.	3.250	1/15/25	400	429
	Union Pacific Corp.	3.750	7/15/25	930	1,025
	Union Pacific Corp.	3.250	8/15/25	900	973
	Union Pacific Corp.	2.750	3/1/26	648	688
	Union Pacific Corp.	2.150	2/5/27	400	412
	Union Pacific Corp.	3.000	4/15/27	240	257
	Union Pacific Corp.	3.950	9/10/28	1,000	1,119
	Union Pacific Corp.	3.700	3/1/29	800	877
	Union Pacific Corp.	2.400	2/5/30	1,475	1,477
	Union Pacific Corp.	3.375	2/1/35	900	952
	Union Pacific Corp.	3.600	9/15/37	708	753
	Union Pacific Corp.	4.375	9/10/38	250	286
	Union Pacific Corp.	4.150	1/15/45	400	441
	Union Pacific Corp.	4.050	11/15/45	250	268
	Union Pacific Corp.	4.050	3/1/46	500	546
	Union Pacific Corp.	3.350	8/15/46	550	547
	Union Pacific Corp.	3.250	2/5/50	850	837
	Union Pacific Corp.	3.799	10/1/51	1,082	1,135
	Union Pacific Corp.	3.950	8/15/59	425	451
	Union Pacific Corp.	3.839	3/20/60	1,106	1,179
[3,8]	Union Pacific Corp.	2.973	9/16/62	2,025	1,793
	Union Pacific Corp.	4.375	11/15/65	800	915
	Union Pacific Corp.	4.100	9/15/67	350	375
	Union Pacific Corp.	3.750	2/5/70	1,400	1,432
[8]	United Airlines Pass-Through Trust Class A Series 2013-1	4.300	8/15/25	475	490
[8]	United Airlines Pass-Through Trust Class A Series 2014-1	4.000	4/11/26	522	540
[8]	United Airlines Pass-Through Trust Class A Series 2015-1	3.700	12/1/22	200	202
[8]	United Airlines Pass-Through Trust Class A Series 2016-1	3.450	7/7/28	326	327
[8]	United Airlines Pass-Through Trust Class A Series 2020-1	5.875	10/15/27	2,981	3,288
[8]	United Airlines Pass-Through Trust Class AA Series 2015-1	3.450	12/1/27	215	223
[8]	United Airlines Pass-Through Trust Class AA Series 2016-1	3.100	7/7/28	448	455
[8]	United Airlines Pass-Through Trust Class AA Series 2019-1	4.150	8/25/31	421	449
[8]	United Airlines Pass-Through Trust Class AA Series 2019-2	2.700	5/1/32	468	457

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[8]	United Airlines Pass-Through Trust Class B Series 2020-1	4.875	1/15/26	400	415
	United Parcel Service Inc.	2.450	10/1/22	800	825
	United Parcel Service Inc.	2.800	11/15/24	950	1,016
	United Parcel Service Inc.	3.900	4/1/25	1,200	1,327
	United Parcel Service Inc.	2.400	11/15/26	1,575	1,664
	United Parcel Service Inc.	2.500	9/1/29	400	408
	United Parcel Service Inc.	4.450	4/1/30	1,000	1,170
	United Parcel Service Inc.	6.200	1/15/38	505	706
	United Parcel Service Inc.	5.200	4/1/40	465	596
	United Parcel Service Inc.	4.875	11/15/40	350	434
	United Parcel Service Inc.	3.625	10/1/42	300	319
	United Parcel Service Inc.	3.400	11/15/46	390	402
	United Parcel Service Inc.	4.250	3/15/49	800	935
	United Parcel Service Inc.	3.400	9/1/49	200	209
	United Parcel Service Inc.	5.300	4/1/50	3,870	5,191
	Valmont Industries Inc.	5.000	10/1/44	475	521
	Valmont Industries Inc.	5.250	10/1/54	300	331
[3,8]	Vontier Corp.	1.800	4/1/26	500	496
[3,8]	Vontier Corp.	2.400	4/1/28	500	492
[3,8]	Vontier Corp.	2.950	4/1/31	500	485
	Waste Connections Inc.	4.250	12/1/28	375	421
	Waste Connections Inc.	3.500	5/1/29	950	1,024
	Waste Connections Inc.	2.600	2/1/30	500	502
	Waste Connections Inc.	3.050	4/1/50	300	282
	Waste Management Inc.	2.900	9/15/22	191	197
	Waste Management Inc.	2.400	5/15/23	1,100	1,140
	Waste Management Inc.	3.500	5/15/24	750	809
	Waste Management Inc.	3.125	3/1/25	250	268
	Waste Management Inc.	0.750	11/15/25	500	488
	Waste Management Inc.	3.150	11/15/27	1,600	1,728
	Waste Management Inc.	1.150	3/15/28	500	473
	Waste Management Inc.	3.900	3/1/35	250	280
	Waste Management Inc.	4.100	3/1/45	500	557
	Waste Management Inc.	4.150	7/15/49	900	1,026
	Westinghouse Air Brake Technologies Corp.	4.400	3/15/24	1,100	1,197
	Westinghouse Air Brake Technologies Corp.	3.200	6/15/25	70	74
	Westinghouse Air Brake Technologies Corp.	3.450	11/15/26	1,325	1,427
	Westinghouse Air Brake Technologies Corp.	4.950	9/15/28	750	855
	WW Grainger Inc.	1.850	2/15/25	350	360
	WW Grainger Inc.	4.600	6/15/45	825	992
	WW Grainger Inc.	3.750	5/15/46	325	340
	WW Grainger Inc.	4.200	5/15/47	350	396
	Xylem Inc.	3.250	11/1/26	300	325
	Xylem Inc.	1.950	1/30/28	250	250
	Xylem Inc.	2.250	1/30/31	400	391
	Xylem Inc.	4.375	11/1/46	475	531
					467,693
Materials (0.3%)
	Air Products and Chemicals Inc.	2.750	2/3/23	250	261
	Air Products and Chemicals Inc.	3.350	7/31/24	1,200	1,296
	Air Products and Chemicals Inc.	1.850	5/15/27	150	152
	Air Products and Chemicals Inc.	2.050	5/15/30	700	688
	Air Products and Chemicals Inc.	2.700	5/15/40	600	572

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Air Products and Chemicals Inc.	2.800	5/15/50	1,000	926
	Albemarle Corp.	4.150	12/1/24	532	585
	Albemarle Corp.	5.450	12/1/44	325	376
	Amcor Finance USA Inc.	4.500	5/15/28	500	571
[8]	Amcor Flexibles North America Inc.	3.100	9/15/26	300	320
	Amcor Flexibles North America Inc.	2.630	6/19/30	400	398
	AngloGold Ashanti Holdings plc	3.750	10/1/30	500	501
	Avery Dennison Corp.	4.875	12/6/28	300	349
	Avery Dennison Corp.	2.650	4/30/30	750	753
	Barrick Gold Corp.	6.450	10/15/35	375	493
	Barrick Gold Corp.	5.250	4/1/42	500	615
	Barrick North America Finance LLC	5.700	5/30/41	1,170	1,498
	Barrick North America Finance LLC	5.750	5/1/43	250	326
	Barrick PD Australia Finance Pty. Ltd.	5.950	10/15/39	675	885
[3,8]	Berry Global Inc.	0.950	2/15/24	600	599
[3,8]	Berry Global Inc.	1.570	1/15/26	900	885
	BHP Billiton Finance USA Ltd.	3.850	9/30/23	475	515
	BHP Billiton Finance USA Ltd.	6.420	3/1/26	150	185
	BHP Billiton Finance USA Ltd.	4.125	2/24/42	850	971
	BHP Billiton Finance USA Ltd.	5.000	9/30/43	2,125	2,745
	Cabot Corp.	3.700	7/15/22	50	52
	Cabot Corp.	4.000	7/1/29	240	252
	Carlisle Cos. Inc.	3.750	11/15/22	175	183
	Carlisle Cos. Inc.	3.500	12/1/24	150	163
	Carlisle Cos. Inc.	3.750	12/1/27	650	716
	Carlisle Cos. Inc.	2.750	3/1/30	515	518
	Celanese US Holdings LLC	3.500	5/8/24	400	429
	Celulosa Arauco y Constitucion SA	3.875	11/2/27	300	323
	Celulosa Arauco y Constitucion SA	5.500	11/2/47	850	988
	Dow Chemical Co.	3.500	10/1/24	748	805
	Dow Chemical Co.	4.550	11/30/25	750	849
	Dow Chemical Co.	3.625	5/15/26	600	659
	Dow Chemical Co.	7.375	11/1/29	125	169
	Dow Chemical Co.	2.100	11/15/30	750	725
	Dow Chemical Co.	4.250	10/1/34	550	609
	Dow Chemical Co.	9.400	5/15/39	960	1,610
	Dow Chemical Co.	5.250	11/15/41	375	463
	Dow Chemical Co.	4.375	11/15/42	1,300	1,465
	Dow Chemical Co.	4.625	10/1/44	400	456
	Dow Chemical Co.	5.550	11/30/48	1,450	1,917
	Dow Chemical Co.	4.800	5/15/49	925	1,096
	Dow Chemical Co.	3.600	11/15/50	750	755
	DuPont de Nemours Inc.	2.169	5/1/23	1,600	1,606
	DuPont de Nemours Inc.	4.205	11/15/23	2,050	2,222
	DuPont de Nemours Inc.	4.493	11/15/25	1,500	1,694
	DuPont de Nemours Inc.	4.725	11/15/28	1,725	1,999
	DuPont de Nemours Inc.	5.319	11/15/38	1,525	1,917
	DuPont de Nemours Inc.	5.419	11/15/48	1,600	2,062
	Eastman Chemical Co.	3.600	8/15/22	317	328
	Eastman Chemical Co.	3.800	3/15/25	996	1,082
	Eastman Chemical Co.	4.800	9/1/42	400	472
	Eastman Chemical Co.	4.650	10/15/44	850	985
	Ecolab Inc.	2.375	8/10/22	400	410
	Ecolab Inc.	3.250	1/14/23	393	410
	Ecolab Inc.	2.700	11/1/26	600	638
	Ecolab Inc.	3.250	12/1/27	1,400	1,520
	Ecolab Inc.	4.800	3/24/30	500	594
	Ecolab Inc.	1.300	1/30/31	500	454

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Ecolab Inc.	5.500	12/8/41	85	111
	Ecolab Inc.	3.950	12/1/47	993	1,103
	EI du Pont de Nemours & Co.	1.700	7/15/25	700	710
	EI du Pont de Nemours & Co.	2.300	7/15/30	400	396
	Fibria Overseas Finance Ltd.	5.250	5/12/24	725	802
	Fibria Overseas Finance Ltd.	4.000	1/14/25	250	268
	Fibria Overseas Finance Ltd.	5.500	1/17/27	150	171
	FMC Corp.	4.100	2/1/24	750	809
	FMC Corp.	3.200	10/1/26	300	323
	FMC Corp.	3.450	10/1/29	400	423
	FMC Corp.	4.500	10/1/49	300	334
[3,8]	Georgia-Pacific LLC	0.625	5/15/24	1,000	995
[3,8]	Georgia-Pacific LLC	0.950	5/15/26	800	775
	Georgia-Pacific LLC	8.875	5/15/31	700	1,058
	Huntsman International LLC	4.500	5/1/29	250	276
	International Flavors & Fragrances Inc.	3.200	5/1/23	100	105
	International Flavors & Fragrances Inc.	4.450	9/26/28	215	243
	International Flavors & Fragrances Inc.	4.375	6/1/47	550	609
	International Flavors & Fragrances Inc.	5.000	9/26/48	500	616
	International Paper Co.	3.800	1/15/26	131	145
	International Paper Co.	5.000	9/15/35	150	182
	International Paper Co.	7.300	11/15/39	805	1,200
	International Paper Co.	6.000	11/15/41	300	406
	International Paper Co.	4.800	6/15/44	600	719
	International Paper Co.	5.150	5/15/46	1,325	1,670
	International Paper Co.	4.400	8/15/47	900	1,054
	International Paper Co.	4.350	8/15/48	450	520
	Kinross Gold Corp.	5.950	3/15/24	400	448
	Kinross Gold Corp.	4.500	7/15/27	100	112
	Linde Inc.	2.650	2/5/25	500	528
	Linde Inc.	1.100	8/10/30	500	454
	Linde Inc.	3.550	11/7/42	300	322
	Linde Inc.	2.000	8/10/50	500	393
	LYB International Finance BV	4.000	7/15/23	500	537
	LYB International Finance BV	5.250	7/15/43	500	606
	LYB International Finance BV	4.875	3/15/44	500	579
	LYB International Finance II BV	3.500	3/2/27	450	487
	LYB International Finance III LLC	2.875	5/1/25	400	423
	LYB International Finance III LLC	1.250	10/1/25	1,500	1,478
	LYB International Finance III LLC	3.375	5/1/30	1,000	1,059
	LYB International Finance III LLC	2.250	10/1/30	900	865
	LYB International Finance III LLC	3.375	10/1/40	600	595
	LYB International Finance III LLC	4.200	10/15/49	485	516
	LYB International Finance III LLC	4.200	5/1/50	800	852
	LYB International Finance III LLC	3.625	4/1/51	1,300	1,281
	LYB International Finance III LLC	3.800	10/1/60	500	488
	LyondellBasell Industries NV	4.625	2/26/55	910	1,016
	Martin Marietta Materials Inc.	4.250	7/2/24	1,150	1,260
	Martin Marietta Materials Inc.	3.450	6/1/27	500	544
[8]	Martin Marietta Materials Inc.	2.500	3/15/30	375	373
	Martin Marietta Materials Inc.	4.250	12/15/47	600	661
	Mosaic Co.	3.250	11/15/22	650	675
	Mosaic Co.	4.250	11/15/23	1,000	1,079
	Mosaic Co.	4.050	11/15/27	400	444
	Mosaic Co.	5.450	11/15/33	100	120
	Mosaic Co.	5.625	11/15/43	425	528
	NewMarket Corp.	2.700	3/18/31	500	487
	Newmont Corp.	3.700	3/15/23	371	387

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Newmont Corp.	2.800	10/1/29	550	565
	Newmont Corp.	2.250	10/1/30	1,400	1,360
[8]	Newmont Corp.	5.875	4/1/35	525	688
	Newmont Corp.	6.250	10/1/39	500	691
	Newmont Corp.	4.875	3/15/42	1,450	1,762
	Nucor Corp.	4.125	9/15/22	200	209
	Nucor Corp.	4.000	8/1/23	325	348
	Nucor Corp.	2.000	6/1/25	1,014	1,041
	Nucor Corp.	2.700	6/1/30	300	304
[3,8]	Nucor Corp.	2.979	12/15/55	1,400	1,266
	Nutrien Ltd.	3.150	10/1/22	410	423
	Nutrien Ltd.	1.900	5/13/23	400	410
	Nutrien Ltd.	3.500	6/1/23	275	290
	Nutrien Ltd.	3.375	3/15/25	2,050	2,203
	Nutrien Ltd.	3.000	4/1/25	250	265
	Nutrien Ltd.	4.000	12/15/26	500	559
	Nutrien Ltd.	2.950	5/13/30	675	695
	Nutrien Ltd.	4.125	3/15/35	1,250	1,372
	Nutrien Ltd.	5.875	12/1/36	300	393
	Nutrien Ltd.	5.625	12/1/40	385	495
	Nutrien Ltd.	4.900	6/1/43	225	265
	Nutrien Ltd.	5.250	1/15/45	300	376
	Nutrien Ltd.	5.000	4/1/49	1,199	1,492
	Owens Corning	4.200	12/1/24	250	276
	Owens Corning	3.400	8/15/26	500	543
	Owens Corning	3.950	8/15/29	375	412
	Owens Corning	3.875	6/1/30	100	109
	Owens Corning	7.000	12/1/36	18	24
	Owens Corning	4.300	7/15/47	1,150	1,240
	Owens Corning	4.400	1/30/48	525	573
	Packaging Corp. of America	4.500	11/1/23	640	697
	Packaging Corp. of America	3.650	9/15/24	500	543
	Packaging Corp. of America	3.400	12/15/27	400	436
	Packaging Corp. of America	3.000	12/15/29	900	938
	Packaging Corp. of America	4.050	12/15/49	200	221
	PPG Industries Inc.	2.400	8/15/24	300	314
	PPG Industries Inc.	1.200	3/15/26	500	491
	PPG Industries Inc.	2.550	6/15/30	600	604
	Reliance Steel & Aluminum Co.	4.500	4/15/23	360	384
	Reliance Steel & Aluminum Co.	1.300	8/15/25	400	395
	Reliance Steel & Aluminum Co.	2.150	8/15/30	1,800	1,722
	Rio Tinto Alcan Inc.	6.125	12/15/33	325	446
	Rio Tinto Alcan Inc.	5.750	6/1/35	450	604
	Rio Tinto Finance USA Ltd.	3.750	6/15/25	1,700	1,863
	Rio Tinto Finance USA Ltd.	7.125	7/15/28	225	301
	Rio Tinto Finance USA Ltd.	5.200	11/2/40	565	729
	Rio Tinto Finance USA plc	4.750	3/22/42	1,100	1,369
	Rio Tinto Finance USA plc	4.125	8/21/42	119	136
	Rohm & Haas Co.	7.850	7/15/29	300	401
	RPM International Inc.	3.450	11/15/22	250	259
	RPM International Inc.	3.750	3/15/27	150	165
	RPM International Inc.	4.550	3/1/29	275	309
	RPM International Inc.	5.250	6/1/45	50	57
	RPM International Inc.	4.250	1/15/48	450	457
	Sherwin-Williams Co.	2.750	6/1/22	75	77
	Sherwin-Williams Co.	3.125	6/1/24	1,925	2,050
	Sherwin-Williams Co.	3.450	8/1/25	900	973
	Sherwin-Williams Co.	3.950	1/15/26	600	663

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Sherwin-Williams Co.	3.450	6/1/27	300	326
Sherwin-Williams Co.	2.950	8/15/29	700	729
Sherwin-Williams Co.	4.000	12/15/42	220	235
Sherwin-Williams Co.	4.550	8/1/45	270	313
Sherwin-Williams Co.	4.500	6/1/47	2,050	2,389
Sherwin-Williams Co.	3.800	8/15/49	1,000	1,049
Sherwin-Williams Co.	3.300	5/15/50	1,400	1,372
Sonoco Products Co.	3.125	5/1/30	400	411
Sonoco Products Co.	5.750	11/1/40	490	602
Southern Copper Corp.	3.500	11/8/22	600	626
Southern Copper Corp.	3.875	4/23/25	650	712
Southern Copper Corp.	7.500	7/27/35	425	600
Southern Copper Corp.	6.750	4/16/40	750	1,030
Southern Copper Corp.	5.875	4/23/45	2,505	3,294
Steel Dynamics Inc.	2.800	12/15/24	725	764
Steel Dynamics Inc.	2.400	6/15/25	300	313
Steel Dynamics Inc.	1.650	10/15/27	1,300	1,274
Steel Dynamics Inc.	3.450	4/15/30	1,275	1,361
Steel Dynamics Inc.	3.250	1/15/31	1,300	1,376
Steel Dynamics Inc.	3.250	10/15/50	500	460
Suzano Austria GmbH	6.000	1/15/29	1,050	1,235
Suzano Austria GmbH	5.000	1/15/30	1,200	1,322
Suzano Austria GmbH	3.750	1/15/31	1,000	1,032
Teck Resources Ltd.	3.900	7/15/30	1,000	1,038
Teck Resources Ltd.	6.125	10/1/35	1,025	1,251
Teck Resources Ltd.	6.000	8/15/40	150	179
Teck Resources Ltd.	6.250	7/15/41	800	983
Vale Overseas Ltd.	6.250	8/10/26	700	829
Vale Overseas Ltd.	3.750	7/8/30	1,100	1,147
Vale Overseas Ltd.	8.250	1/17/34	375	527
Vale Overseas Ltd.	6.875	11/21/36	1,530	2,027
Vale Overseas Ltd.	6.875	11/10/39	1,060	1,414
Vale SA	5.625	9/11/42	923	1,111
Vulcan Materials Co.	4.500	4/1/25	250	280
Vulcan Materials Co.	3.500	6/1/30	575	615
Vulcan Materials Co.	4.500	6/15/47	1,050	1,192
Westlake Chemical Corp.	3.375	6/15/30	500	517
Westlake Chemical Corp.	5.000	8/15/46	825	971
Westlake Chemical Corp.	4.375	11/15/47	435	468
WestRock MWV LLC	8.200	1/15/30	475	649
WestRock MWV LLC	7.950	2/15/31	275	377
WRKCo Inc.	3.000	9/15/24	525	559
WRKCo Inc.	4.650	3/15/26	600	680
WRKCo Inc.	3.375	9/15/27	1,325	1,434
WRKCo Inc.	4.000	3/15/28	800	887
WRKCo Inc.	3.900	6/1/28	607	667
WRKCo Inc.	4.900	3/15/29	1,325	1,552
WRKCo Inc.	4.200	6/1/32	700	786
WRKCo Inc.	3.000	6/15/33	1,400	1,411
				171,309
Real Estate (0.4%)
Alexandria Real Estate Equities Inc.	3.450	4/30/25	598	647
Alexandria Real Estate Equities Inc.	4.300	1/15/26	300	336
Alexandria Real Estate Equities Inc.	3.800	4/15/26	200	221
Alexandria Real Estate Equities Inc.	3.950	1/15/28	350	389
Alexandria Real Estate Equities Inc.	4.500	7/30/29	200	230
Alexandria Real Estate Equities Inc.	2.750	12/15/29	1,529	1,562
Alexandria Real Estate Equities Inc.	4.700	7/1/30	500	583

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Alexandria Real Estate Equities Inc.	4.900	12/15/30	388	459
	Alexandria Real Estate Equities Inc.	3.375	8/15/31	600	631
	Alexandria Real Estate Equities Inc.	2.000	5/18/32	500	463
	Alexandria Real Estate Equities Inc.	1.875	2/1/33	2,000	1,808
	Alexandria Real Estate Equities Inc.	4.850	4/15/49	200	239
	Alexandria Real Estate Equities Inc.	4.000	2/1/50	565	603
	Alexandria Real Estate Equities Inc.	3.000	5/18/51	500	455
	American Assets Trust LP	3.375	2/1/31	200	196
	American Campus Communities Operating Partnership LP	3.750	4/15/23	225	238
	American Campus Communities Operating Partnership LP	4.125	7/1/24	250	273
	American Campus Communities Operating Partnership LP	3.300	7/15/26	100	108
	American Campus Communities Operating Partnership LP	3.625	11/15/27	300	327
	American Campus Communities Operating Partnership LP	2.850	2/1/30	500	501
	American Campus Communities Operating Partnership LP	3.875	1/30/31	250	269
	American Homes 4 Rent LP	4.900	2/15/29	325	371
	American Tower Corp.	3.500	1/31/23	1,075	1,131
	American Tower Corp.	5.000	2/15/24	1,900	2,115
	American Tower Corp.	3.375	5/15/24	500	536
	American Tower Corp.	2.950	1/15/25	885	938
	American Tower Corp.	1.600	4/15/26	500	501
	American Tower Corp.	3.375	10/15/26	1,069	1,152
	American Tower Corp.	2.750	1/15/27	2,709	2,831
	American Tower Corp.	3.125	1/15/27	575	612
	American Tower Corp.	3.550	7/15/27	600	650
	American Tower Corp.	3.600	1/15/28	500	540
	American Tower Corp.	1.500	1/31/28	1,000	953
	American Tower Corp.	3.800	8/15/29	1,075	1,161
	American Tower Corp.	2.900	1/15/30	1,490	1,506
	American Tower Corp.	2.100	6/15/30	560	533
	American Tower Corp.	1.875	10/15/30	700	653
	American Tower Corp.	2.700	4/15/31	500	499
	American Tower Corp.	3.700	10/15/49	500	498
	American Tower Corp.	3.100	6/15/50	560	515
	American Tower Corp.	2.950	1/15/51	500	444
[8]	AvalonBay Communities Inc.	2.850	3/15/23	200	208
[8]	AvalonBay Communities Inc.	4.200	12/15/23	865	943
[8]	AvalonBay Communities Inc.	3.500	11/15/24	1,050	1,142
[8]	AvalonBay Communities Inc.	3.450	6/1/25	425	462
[8]	AvalonBay Communities Inc.	2.950	5/11/26	250	268
[8]	AvalonBay Communities Inc.	2.900	10/15/26	50	52
[8]	AvalonBay Communities Inc.	3.350	5/15/27	300	326
[8]	AvalonBay Communities Inc.	3.200	1/15/28	350	371
[8]	AvalonBay Communities Inc.	2.300	3/1/30	500	495
[8]	AvalonBay Communities Inc.	2.450	1/15/31	855	854
[8]	AvalonBay Communities Inc.	3.900	10/15/46	255	279
	Boston Properties LP	3.850	2/1/23	1,150	1,206
	Boston Properties LP	3.125	9/1/23	1,375	1,447
	Boston Properties LP	3.800	2/1/24	2,521	2,714
	Boston Properties LP	3.200	1/15/25	550	587
	Boston Properties LP	2.750	10/1/26	475	500
	Boston Properties LP	2.900	3/15/30	1,000	1,008
	Boston Properties LP	3.250	1/30/31	600	621
	Brandywine Operating Partnership LP	3.950	2/15/23	270	282

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Brandywine Operating Partnership LP	3.950	11/15/27	1,950	2,084
Brixmor Operating Partnership LP	3.650	6/15/24	300	323
Brixmor Operating Partnership LP	3.850	2/1/25	475	514
Brixmor Operating Partnership LP	4.125	6/15/26	400	442
Brixmor Operating Partnership LP	3.900	3/15/27	300	326
Brixmor Operating Partnership LP	4.125	5/15/29	1,088	1,177
Brixmor Operating Partnership LP	4.050	7/1/30	1,400	1,504
Camden Property Trust	2.950	12/15/22	1,000	1,036
Camden Property Trust	4.100	10/15/28	250	280
Camden Property Trust	3.150	7/1/29	100	105
Camden Property Trust	2.800	5/15/30	235	241
Camden Property Trust	3.350	11/1/49	800	817
CC Holdings GS V LLC	3.849	4/15/23	1,000	1,064
Columbia Property Trust Operating Partnership LP	4.150	4/1/25	100	105
Columbia Property Trust Operating Partnership LP	3.650	8/15/26	1,125	1,152
Crown Castle International Corp.	3.150	7/15/23	625	659
Crown Castle International Corp.	3.200	9/1/24	525	562
Crown Castle International Corp.	1.350	7/15/25	522	521
Crown Castle International Corp.	4.450	2/15/26	1,405	1,579
Crown Castle International Corp.	3.700	6/15/26	975	1,063
Crown Castle International Corp.	1.050	7/15/26	500	483
Crown Castle International Corp.	3.650	9/1/27	1,190	1,296
Crown Castle International Corp.	3.800	2/15/28	1,525	1,661
Crown Castle International Corp.	3.100	11/15/29	400	411
Crown Castle International Corp.	3.300	7/1/30	1,300	1,354
Crown Castle International Corp.	2.250	1/15/31	500	479
Crown Castle International Corp.	2.100	4/1/31	500	471
Crown Castle International Corp.	2.900	4/1/41	1,000	919
Crown Castle International Corp.	4.750	5/15/47	300	340
Crown Castle International Corp.	5.200	2/15/49	430	524
Crown Castle International Corp.	4.150	7/1/50	700	753
Crown Castle International Corp.	3.250	1/15/51	1,200	1,108
CubeSmart LP	4.375	12/15/23	500	544
CubeSmart LP	4.000	11/15/25	160	176
CubeSmart LP	3.125	9/1/26	425	452
CubeSmart LP	4.375	2/15/29	150	167
CubeSmart LP	2.000	2/15/31	300	281
CyrusOne LP	2.900	11/15/24	505	533
CyrusOne LP	2.150	11/1/30	500	461
Digital Realty Trust LP	4.450	7/15/28	1,350	1,527
Digital Realty Trust LP	3.600	7/1/29	1,100	1,186
Duke Realty LP	3.625	4/15/23	275	289
Duke Realty LP	3.750	12/1/24	202	221
Duke Realty LP	3.250	6/30/26	75	81
Duke Realty LP	3.375	12/15/27	250	273
Duke Realty LP	4.000	9/15/28	500	554
Duke Realty LP	2.875	11/15/29	250	257
Duke Realty LP	1.750	7/1/30	750	701
Duke Realty LP	3.050	3/1/50	175	162
Equinix Inc.	2.625	11/18/24	800	843
Equinix Inc.	1.250	7/15/25	500	495
Equinix Inc.	1.000	9/15/25	500	491
Equinix Inc.	2.900	11/18/26	1,250	1,319
Equinix Inc.	5.375	5/15/27	500	523
Equinix Inc.	1.800	7/15/27	1,150	1,129
Equinix Inc.	1.550	3/15/28	116	111

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Equinix Inc.	3.200	11/18/29	1,000	1,035
	Equinix Inc.	2.150	7/15/30	825	782
	Equinix Inc.	3.000	7/15/50	400	348
	ERP Operating LP	3.000	4/15/23	625	652
	ERP Operating LP	3.375	6/1/25	350	378
	ERP Operating LP	2.850	11/1/26	1,300	1,379
	ERP Operating LP	3.500	3/1/28	500	540
	ERP Operating LP	4.150	12/1/28	300	337
	ERP Operating LP	3.000	7/1/29	250	260
	ERP Operating LP	2.500	2/15/30	300	300
	ERP Operating LP	4.500	7/1/44	550	651
	ERP Operating LP	4.500	6/1/45	350	415
	Essex Portfolio LP	3.250	5/1/23	50	52
	Essex Portfolio LP	3.875	5/1/24	275	298
	Essex Portfolio LP	3.500	4/1/25	200	216
	Essex Portfolio LP	3.375	4/15/26	300	324
	Essex Portfolio LP	3.625	5/1/27	350	382
	Essex Portfolio LP	4.000	3/1/29	280	309
	Essex Portfolio LP	3.000	1/15/30	405	413
	Essex Portfolio LP	1.650	1/15/31	877	800
	Essex Portfolio LP	2.650	3/15/32	455	447
	Essex Portfolio LP	4.500	3/15/48	1,000	1,142
	Federal Realty Investment Trust	2.750	6/1/23	325	338
	Federal Realty Investment Trust	3.250	7/15/27	225	239
	Federal Realty Investment Trust	3.200	6/15/29	75	77
	Federal Realty Investment Trust	4.500	12/1/44	825	918
	GLP Capital LP	5.375	11/1/23	500	546
	GLP Capital LP	3.350	9/1/24	300	317
	GLP Capital LP	5.250	6/1/25	625	700
	GLP Capital LP	5.375	4/15/26	1,100	1,235
	GLP Capital LP	5.750	6/1/28	100	115
	GLP Capital LP	5.300	1/15/29	825	923
	GLP Capital LP	4.000	1/15/30	570	591
	GLP Capital LP	4.000	1/15/31	800	825
	Healthcare Realty Trust Inc.	3.625	1/15/28	300	321
	Healthcare Realty Trust Inc.	2.400	3/15/30	300	293
	Healthcare Trust of America Holdings LP	3.500	8/1/26	625	682
	Healthcare Trust of America Holdings LP	3.750	7/1/27	400	442
	Healthcare Trust of America Holdings LP	3.100	2/15/30	395	407
	Healthcare Trust of America Holdings LP	2.000	3/15/31	500	465
	Healthpeak Properties Inc.	3.400	2/1/25	400	429
	Healthpeak Properties Inc.	3.250	7/15/26	150	162
	Healthpeak Properties Inc.	3.500	7/15/29	500	537
	Healthpeak Properties Inc.	3.000	1/15/30	4,000	4,110
	Healthpeak Properties Inc.	2.875	1/15/31	100	101
	Healthpeak Properties Inc.	6.750	2/1/41	175	239
	Highwoods Realty LP	4.125	3/15/28	850	922
	Highwoods Realty LP	3.050	2/15/30	500	502
	Highwoods Realty LP	2.600	2/1/31	500	487
[8]	Host Hotels & Resorts LP	3.750	10/15/23	240	253
[8]	Host Hotels & Resorts LP	4.000	6/15/25	728	773
[8]	Host Hotels & Resorts LP	3.375	12/15/29	400	397
[8]	Host Hotels & Resorts LP	3.500	9/15/30	1,213	1,216
	Hudson Pacific Properties LP	3.950	11/1/27	250	269

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Hudson Pacific Properties LP	4.650	4/1/29	200	222
Hudson Pacific Properties LP	3.250	1/15/30	240	241
Kilroy Realty LP	3.800	1/15/23	250	261
Kilroy Realty LP	3.450	12/15/24	850	910
Kilroy Realty LP	4.750	12/15/28	350	396
Kilroy Realty LP	3.050	2/15/30	1,200	1,208
Kilroy Realty LP	2.500	11/15/32	500	470
Kimco Realty Corp.	3.125	6/1/23	550	576
Kimco Realty Corp.	3.300	2/1/25	500	534
Kimco Realty Corp.	2.800	10/1/26	1,294	1,364
Kimco Realty Corp.	1.900	3/1/28	1,000	985
Kimco Realty Corp.	2.700	10/1/30	250	250
Kimco Realty Corp.	4.250	4/1/45	425	462
Kimco Realty Corp.	4.450	9/1/47	250	278
Kite Realty Group LP	4.000	10/1/26	725	750
Lexington Realty Trust	2.700	9/15/30	500	488
Life Storage LP	3.500	7/1/26	475	516
Life Storage LP	3.875	12/15/27	100	111
Life Storage LP	4.000	6/15/29	125	135
Life Storage LP	2.200	10/15/30	500	472
Mid-America Apartments LP	4.300	10/15/23	350	378
Mid-America Apartments LP	3.750	6/15/24	325	352
Mid-America Apartments LP	3.600	6/1/27	1,000	1,090
Mid-America Apartments LP	2.750	3/15/30	295	299
Mid-America Apartments LP	1.700	2/15/31	400	367
National Health Investors Inc.	3.000	2/1/31	500	469
National Retail Properties Inc.	3.900	6/15/24	275	298
National Retail Properties Inc.	4.000	11/15/25	450	494
National Retail Properties Inc.	3.500	10/15/27	550	591
National Retail Properties Inc.	4.300	10/15/28	300	335
National Retail Properties Inc.	2.500	4/15/30	325	320
National Retail Properties Inc.	4.800	10/15/48	250	293
National Retail Properties Inc.	3.100	4/15/50	500	453
National Retail Properties Inc.	3.500	4/15/51	500	491
Office Properties Income Trust	4.000	7/15/22	275	282
Office Properties Income Trust	4.250	5/15/24	500	526
Office Properties Income Trust	4.500	2/1/25	250	264
Omega Healthcare Investors Inc.	4.375	8/1/23	452	486
Omega Healthcare Investors Inc.	4.950	4/1/24	275	299
Omega Healthcare Investors Inc.	4.500	1/15/25	281	304
Omega Healthcare Investors Inc.	4.750	1/15/28	300	328
Omega Healthcare Investors Inc.	3.625	10/1/29	2,000	2,035
Physicians Realty LP	4.300	3/15/27	290	319
Physicians Realty LP	3.950	1/15/28	300	320
Piedmont Operating Partnership LP	3.400	6/1/23	300	312
Piedmont Operating Partnership LP	4.450	3/15/24	275	297
Piedmont Operating Partnership LP	3.150	8/15/30	250	243
Prologis LP	2.125	4/15/27	900	918
Prologis LP	3.875	9/15/28	300	334
Prologis LP	4.375	2/1/29	50	58
Prologis LP	2.250	4/15/30	400	393
Prologis LP	1.250	10/15/30	1,214	1,097
Prologis LP	1.625	3/15/31	1,000	925
Prologis LP	4.375	9/15/48	300	357
Prologis LP	3.000	4/15/50	510	486
Prologis LP	2.125	10/15/50	500	404
Public Storage	2.370	9/15/22	250	257
Public Storage	3.094	9/15/27	300	325

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Public Storage	3.385	5/1/29	420	458
	Rayonier Inc.	3.750	4/1/22	125	128
	Realty Income Corp.	3.875	7/15/24	250	273
	Realty Income Corp.	3.000	1/15/27	525	557
	Realty Income Corp.	3.650	1/15/28	1,290	1,403
	Realty Income Corp.	3.250	6/15/29	575	608
	Realty Income Corp.	3.250	1/15/31	2,000	2,104
	Realty Income Corp.	1.800	3/15/33	500	458
	Realty Income Corp.	4.650	3/15/47	820	987
	Regency Centers LP	3.600	2/1/27	340	368
	Regency Centers LP	4.125	3/15/28	250	274
	Regency Centers LP	2.950	9/15/29	400	407
	Regency Centers LP	4.400	2/1/47	400	431
	Sabra Health Care LP	4.800	6/1/24	240	262
	Sabra Health Care LP	5.125	8/15/26	100	111
	Simon Property Group LP	2.625	6/15/22	450	459
	Simon Property Group LP	2.750	2/1/23	400	414
	Simon Property Group LP	2.750	6/1/23	3,400	3,540
	Simon Property Group LP	3.750	2/1/24	500	538
	Simon Property Group LP	2.000	9/13/24	595	614
	Simon Property Group LP	3.500	9/1/25	700	758
	Simon Property Group LP	3.300	1/15/26	195	209
	Simon Property Group LP	3.250	11/30/26	300	323
	Simon Property Group LP	3.375	6/15/27	820	884
	Simon Property Group LP	3.375	12/1/27	1,000	1,077
	Simon Property Group LP	1.750	2/1/28	500	484
	Simon Property Group LP	2.450	9/13/29	1,595	1,579
	Simon Property Group LP	2.650	7/15/30	500	498
	Simon Property Group LP	2.200	2/1/31	600	574
	Simon Property Group LP	6.750	2/1/40	500	706
	Simon Property Group LP	4.750	3/15/42	350	403
	Simon Property Group LP	4.250	11/30/46	425	461
	Simon Property Group LP	3.250	9/13/49	700	650
	Simon Property Group LP	3.800	7/15/50	1,500	1,527
	SITE Centers Corp.	3.625	2/1/25	463	483
	SITE Centers Corp.	4.250	2/1/26	250	267
	SITE Centers Corp.	4.700	6/1/27	1,000	1,094
	SL Green Operating Partnership LP	3.250	10/15/22	350	360
	Spirit Realty LP	3.200	1/15/27	315	329
	Spirit Realty LP	2.100	3/15/28	1,200	1,165
	Spirit Realty LP	4.000	7/15/29	245	266
	Spirit Realty LP	3.400	1/15/30	315	325
	STORE Capital Corp.	4.500	3/15/28	225	248
	STORE Capital Corp.	4.625	3/15/29	300	333
	Tanger Properties LP	3.750	12/1/24	200	212
	Tanger Properties LP	3.125	9/1/26	375	381
	Tanger Properties LP	3.875	7/15/27	250	263
[8]	UDR Inc.	2.950	9/1/26	600	637
[8]	UDR Inc.	3.500	7/1/27	150	163
[8]	UDR Inc.	3.500	1/15/28	50	54
[8]	UDR Inc.	3.200	1/15/30	240	251
[8]	UDR Inc.	2.100	8/1/32	1,175	1,095
[8]	UDR Inc.	1.900	3/15/33	1,000	907
	UDR Inc.	3.100	11/1/34	265	268
	Ventas Realty LP	3.125	6/15/23	1,240	1,297
	Ventas Realty LP	3.500	4/15/24	325	349
	Ventas Realty LP	3.750	5/1/24	200	216
	Ventas Realty LP	2.650	1/15/25	456	477

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Ventas Realty LP	3.500	2/1/25	59	64
Ventas Realty LP	3.850	4/1/27	275	304
Ventas Realty LP	3.000	1/15/30	325	331
Ventas Realty LP	4.750	11/15/30	450	519
Ventas Realty LP	5.700	9/30/43	325	401
Ventas Realty LP	4.375	2/1/45	250	258
Ventas Realty LP	4.875	4/15/49	650	735
VEREIT Operating Partnership LP	4.625	11/1/25	738	826
VEREIT Operating Partnership LP	4.875	6/1/26	350	401
VEREIT Operating Partnership LP	3.950	8/15/27	475	520
VEREIT Operating Partnership LP	3.100	12/15/29	500	510
VEREIT Operating Partnership LP	2.850	12/15/32	500	484
Vornado Realty LP	3.500	1/15/25	425	447
Washington REIT	3.950	10/15/22	100	104
Weingarten Realty Investors	3.375	10/15/22	200	207
Weingarten Realty Investors	3.500	4/15/23	200	209
Weingarten Realty Investors	4.450	1/15/24	75	81
Welltower Inc.	4.500	1/15/24	725	794
Welltower Inc.	3.625	3/15/24	225	242
Welltower Inc.	4.000	6/1/25	1,264	1,390
Welltower Inc.	2.700	2/15/27	701	731
Welltower Inc.	4.250	4/15/28	750	836
Welltower Inc.	4.125	3/15/29	500	550
Welltower Inc.	3.100	1/15/30	1,250	1,281
Welltower Inc.	2.750	1/15/31	500	498
Welltower Inc.	2.800	6/1/31	700	692
Welltower Inc.	6.500	3/15/41	200	268
Welltower Inc.	4.950	9/1/48	400	479
Weyerhaeuser Co.	8.500	1/15/25	150	189
Weyerhaeuser Co.	4.000	11/15/29	750	828
Weyerhaeuser Co.	4.000	4/15/30	800	883
Weyerhaeuser Co.	7.375	3/15/32	775	1,082
Weyerhaeuser Co.	6.875	12/15/33	125	166
WP Carey Inc.	4.600	4/1/24	550	605
WP Carey Inc.	4.000	2/1/25	200	217
WP Carey Inc.	4.250	10/1/26	300	336
WP Carey Inc.	3.850	7/15/29	200	216
WP Carey Inc.	2.250	4/1/33	1,000	935
				195,876
Technology (0.9%)
Adobe Inc.	1.700	2/1/23	280	287
Adobe Inc.	1.900	2/1/25	100	103
Adobe Inc.	3.250	2/1/25	800	863
Adobe Inc.	2.150	2/1/27	500	515
Adobe Inc.	2.300	2/1/30	1,100	1,112
Altera Corp.	4.100	11/15/23	750	819
Amdocs Ltd.	2.538	6/15/30	600	588
Analog Devices Inc.	2.875	6/1/23	1,375	1,438
Analog Devices Inc.	3.125	12/5/23	400	426
Analog Devices Inc.	2.950	4/1/25	300	319
Analog Devices Inc.	3.900	12/15/25	50	55
Analog Devices Inc.	3.500	12/5/26	500	548
Apple Inc.	2.300	5/11/22	725	740
Apple Inc.	2.700	5/13/22	1,725	1,772
Apple Inc.	2.100	9/12/22	500	513
Apple Inc.	2.850	2/23/23	1,634	1,706
Apple Inc.	2.400	5/3/23	3,790	3,959
Apple Inc.	0.750	5/11/23	2,500	2,527

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Apple Inc.	3.000	2/9/24	1,375	1,467
Apple Inc.	2.850	5/11/24	2,500	2,663
Apple Inc.	1.800	9/11/24	1,500	1,559
Apple Inc.	2.750	1/13/25	1,200	1,279
Apple Inc.	1.125	5/11/25	6,450	6,491
Apple Inc.	0.550	8/20/25	1,000	983
Apple Inc.	0.700	2/8/26	2,200	2,154
Apple Inc.	3.250	2/23/26	3,805	4,151
Apple Inc.	2.450	8/4/26	500	527
Apple Inc.	2.050	9/11/26	3,000	3,100
Apple Inc.	3.350	2/9/27	200	220
Apple Inc.	3.200	5/11/27	2,700	2,943
Apple Inc.	2.900	9/12/27	1,531	1,644
Apple Inc.	3.000	11/13/27	1,025	1,107
Apple Inc.	1.200	2/8/28	2,200	2,122
Apple Inc.	2.200	9/11/29	1,425	1,437
Apple Inc.	1.650	5/11/30	3,000	2,868
Apple Inc.	1.250	8/20/30	1,000	924
Apple Inc.	1.650	2/8/31	2,500	2,379
Apple Inc.	4.500	2/23/36	825	1,014
Apple Inc.	2.375	2/8/41	1,300	1,190
Apple Inc.	3.850	5/4/43	2,025	2,297
Apple Inc.	4.450	5/6/44	625	760
Apple Inc.	3.450	2/9/45	2,344	2,462
Apple Inc.	4.375	5/13/45	1,275	1,521
Apple Inc.	4.650	2/23/46	3,720	4,624
Apple Inc.	3.850	8/4/46	1,350	1,500
Apple Inc.	4.250	2/9/47	800	948
Apple Inc.	3.750	9/12/47	1,842	2,018
Apple Inc.	3.750	11/13/47	1,000	1,096
Apple Inc.	2.950	9/11/49	1,600	1,528
Apple Inc.	2.650	5/11/50	1,855	1,684
Apple Inc.	2.400	8/20/50	1,000	862
Apple Inc.	2.650	2/8/51	2,700	2,458
Apple Inc.	2.550	8/20/60	1,500	1,283
Apple Inc.	2.800	2/8/61	1,600	1,434
Applied Materials Inc.	3.900	10/1/25	756	842
Applied Materials Inc.	3.300	4/1/27	1,065	1,164
Applied Materials Inc.	1.750	6/1/30	350	336
Applied Materials Inc.	5.100	10/1/35	400	508
Applied Materials Inc.	5.850	6/15/41	250	349
Applied Materials Inc.	4.350	4/1/47	1,225	1,452
Applied Materials Inc.	2.750	6/1/50	550	508
Arrow Electronics Inc.	3.500	4/1/22	325	333
Arrow Electronics Inc.	4.500	3/1/23	400	426
Arrow Electronics Inc.	3.250	9/8/24	509	544
Arrow Electronics Inc.	4.000	4/1/25	300	324
Arrow Electronics Inc.	3.875	1/12/28	250	270
Autodesk Inc.	3.600	12/15/22	100	104
Autodesk Inc.	4.375	6/15/25	250	279
Autodesk Inc.	3.500	6/15/27	375	410
Autodesk Inc.	2.850	1/15/30	360	370
Automatic Data Processing Inc.	3.375	9/15/25	825	908
Automatic Data Processing Inc.	1.250	9/1/30	1,300	1,189
Avnet Inc.	4.875	12/1/22	400	425
Avnet Inc.	4.625	4/15/26	450	498
Broadcom Corp.	3.625	1/15/24	525	563
Broadcom Corp.	3.125	1/15/25	1,925	2,051

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Broadcom Corp.	3.875	1/15/27	3,150	3,416
	Broadcom Corp.	3.500	1/15/28	1,000	1,062
	Broadcom Inc.	2.250	11/15/23	700	724
	Broadcom Inc.	3.625	10/15/24	877	953
	Broadcom Inc.	4.700	4/15/25	1,600	1,802
	Broadcom Inc.	3.150	11/15/25	2,000	2,137
	Broadcom Inc.	4.250	4/15/26	3,600	3,990
	Broadcom Inc.	3.459	9/15/26	1,588	1,700
[3,8]	Broadcom Inc.	1.950	2/15/28	600	581
	Broadcom Inc.	4.110	9/15/28	1,865	2,036
	Broadcom Inc.	4.750	4/15/29	2,325	2,609
	Broadcom Inc.	5.000	4/15/30	1,700	1,933
	Broadcom Inc.	4.150	11/15/30	2,000	2,152
[3,8]	Broadcom Inc.	2.450	2/15/31	2,200	2,076
	Broadcom Inc.	4.300	11/15/32	1,500	1,619
[3,8]	Broadcom Inc.	2.600	2/15/33	1,500	1,394
[3,8]	Broadcom Inc.	3.500	2/15/41	2,000	1,908
[3,8]	Broadcom Inc.	3.750	2/15/51	1,500	1,433
	Broadridge Financial Solutions Inc.	3.400	6/27/26	320	347
	Broadridge Financial Solutions Inc.	2.900	12/1/29	375	383
	Cadence Design Systems Inc.	4.375	10/15/24	279	309
	Cintas Corp. No. 2	2.900	4/1/22	400	409
	Cintas Corp. No. 2	3.250	6/1/22	150	154
	Cintas Corp. No. 2	3.700	4/1/27	825	916
	Cisco Systems Inc.	2.600	2/28/23	250	261
	Cisco Systems Inc.	2.200	9/20/23	500	522
	Cisco Systems Inc.	3.625	3/4/24	2,000	2,182
	Cisco Systems Inc.	2.950	2/28/26	1,550	1,682
	Cisco Systems Inc.	2.500	9/20/26	1,350	1,435
	Cisco Systems Inc.	5.900	2/15/39	1,400	1,950
	Cisco Systems Inc.	5.500	1/15/40	1,275	1,715
	Citrix Systems Inc.	1.250	3/1/26	500	492
	Citrix Systems Inc.	4.500	12/1/27	800	909
	Citrix Systems Inc.	3.300	3/1/30	300	307
	Corning Inc.	2.900	5/15/22	625	638
	Corning Inc.	4.700	3/15/37	750	855
	Corning Inc.	5.750	8/15/40	665	827
	Corning Inc.	4.750	3/15/42	300	349
	Corning Inc.	4.375	11/15/57	775	842
	Corning Inc.	5.450	11/15/79	700	864
[3,8]	Dell International LLC	5.450	6/15/23	2,850	3,114
[3,8]	Dell International LLC	4.000	7/15/24	625	678
[3,8]	Dell International LLC	5.850	7/15/25	700	816
[3,8]	Dell International LLC	6.020	6/15/26	3,500	4,130
[3,8]	Dell International LLC	4.900	10/1/26	1,000	1,131
[3,8]	Dell International LLC	6.100	7/15/27	800	962
[3,8]	Dell International LLC	5.300	10/1/29	1,150	1,345
[3,8]	Dell International LLC	6.200	7/15/30	1,675	2,078
[3,8]	Dell International LLC	8.100	7/15/36	1,800	2,626
[3,8]	Dell International LLC	8.350	7/15/46	2,308	3,509
	DXC Technology Co.	4.250	4/15/24	1,050	1,138
	DXC Technology Co.	4.125	4/15/25	4,470	4,864
	Equifax Inc.	3.950	6/15/23	225	241
	Equifax Inc.	2.600	12/1/24	200	211
	Equifax Inc.	2.600	12/15/25	375	393
	Equifax Inc.	3.100	5/15/30	445	460
	Fidelity National Information Services Inc.	0.375	3/1/23	500	498

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Fidelity National Information Services Inc.	0.600	3/1/24	500	497
Fidelity National Information Services Inc.	1.150	3/1/26	1,100	1,081
Fidelity National Information Services Inc.	1.650	3/1/28	700	684
Fidelity National Information Services Inc.	3.750	5/21/29	250	275
Fidelity National Information Services Inc.	2.250	3/1/31	1,000	981
Fidelity National Information Services Inc.	3.100	3/1/41	700	685
Fiserv Inc.	3.800	10/1/23	1,000	1,074
Fiserv Inc.	2.750	7/1/24	2,400	2,534
Fiserv Inc.	3.850	6/1/25	2,267	2,489
Fiserv Inc.	3.200	7/1/26	2,100	2,266
Fiserv Inc.	2.250	6/1/27	1,550	1,584
Fiserv Inc.	4.200	10/1/28	800	899
Fiserv Inc.	3.500	7/1/29	2,505	2,701
Fiserv Inc.	2.650	6/1/30	1,900	1,911
Fiserv Inc.	4.400	7/1/49	1,650	1,905
Flex Ltd.	5.000	2/15/23	500	537
Flex Ltd.	4.750	6/15/25	25	28
Flex Ltd.	4.875	6/15/29	200	225
FLIR Systems Inc.	2.500	8/1/30	500	488
Fortinet Inc.	1.000	3/15/26	500	489
Fortinet Inc.	2.200	3/15/31	500	485
Harman International Industries Inc.	4.150	5/15/25	351	385
Hewlett Packard Enterprise Co.	4.400	10/15/22	1,451	1,526
Hewlett Packard Enterprise Co.	2.250	4/1/23	300	309
Hewlett Packard Enterprise Co.	4.450	10/2/23	900	977
Hewlett Packard Enterprise Co.	1.450	4/1/24	2,000	2,032
Hewlett Packard Enterprise Co.	4.650	10/1/24	800	893
Hewlett Packard Enterprise Co.	4.900	10/15/25	1,600	1,823
Hewlett Packard Enterprise Co.	1.750	4/1/26	440	440
Hewlett Packard Enterprise Co.	6.200	10/15/35	950	1,243
Hewlett Packard Enterprise Co.	6.350	10/15/45	1,350	1,751
HP Inc.	4.050	9/15/22	401	421
HP Inc.	2.200	6/17/25	1,925	1,987
HP Inc.	3.000	6/17/27	2,500	2,647
HP Inc.	3.400	6/17/30	1,500	1,557
HP Inc.	6.000	9/15/41	610	756
IHS Markit Ltd.	3.625	5/1/24	1,900	2,042
IHS Markit Ltd.	4.750	8/1/28	800	921
IHS Markit Ltd.	4.250	5/1/29	400	449
Intel Corp.	3.100	7/29/22	625	648
Intel Corp.	2.700	12/15/22	768	799
Intel Corp.	2.875	5/11/24	2,675	2,855
Intel Corp.	3.400	3/25/25	1,050	1,140
Intel Corp.	3.700	7/29/25	2,005	2,210
Intel Corp.	2.600	5/19/26	1,140	1,208
Intel Corp.	3.750	3/25/27	1,750	1,951
Intel Corp.	2.450	11/15/29	1,400	1,424
Intel Corp.	3.900	3/25/30	1,240	1,402
Intel Corp.	4.000	12/15/32	1,125	1,282
Intel Corp.	4.600	3/25/40	1,000	1,205
Intel Corp.	4.800	10/1/41	665	816
Intel Corp.	4.100	5/19/46	1,350	1,524
Intel Corp.	4.100	5/11/47	800	890

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Intel Corp.	3.734	12/8/47	2,200	2,356
	Intel Corp.	3.250	11/15/49	1,544	1,550
	Intel Corp.	4.750	3/25/50	2,185	2,737
	Intel Corp.	3.100	2/15/60	600	557
	Intel Corp.	4.950	3/25/60	855	1,110
	International Business Machines Corp.	2.850	5/13/22	2,200	2,263
	International Business Machines Corp.	1.875	8/1/22	1,900	1,939
	International Business Machines Corp.	2.875	11/9/22	1,150	1,197
	International Business Machines Corp.	3.375	8/1/23	1,100	1,175
	International Business Machines Corp.	3.625	2/12/24	1,400	1,520
	International Business Machines Corp.	3.000	5/15/24	2,500	2,676
	International Business Machines Corp.	3.450	2/19/26	900	988
	International Business Machines Corp.	3.300	5/15/26	2,365	2,571
	International Business Machines Corp.	1.700	5/15/27	3,300	3,295
	International Business Machines Corp.	3.500	5/15/29	2,900	3,131
	International Business Machines Corp.	1.950	5/15/30	2,000	1,937
	International Business Machines Corp.	4.150	5/15/39	1,350	1,529
	International Business Machines Corp.	5.600	11/30/39	514	676
	International Business Machines Corp.	2.850	5/15/40	970	926
	International Business Machines Corp.	4.000	6/20/42	730	812
	International Business Machines Corp.	4.250	5/15/49	2,800	3,228
	International Business Machines Corp.	2.950	5/15/50	970	901
	Intuit Inc.	0.650	7/15/23	300	302
	Intuit Inc.	0.950	7/15/25	650	647
	Intuit Inc.	1.350	7/15/27	400	394
	Intuit Inc.	1.650	7/15/30	400	376
	Jabil Inc.	3.950	1/12/28	400	441
	Jabil Inc.	3.600	1/15/30	500	522
	Jabil Inc.	3.000	1/15/31	450	446
	Juniper Networks Inc.	1.200	12/10/25	500	492
	Juniper Networks Inc.	3.750	8/15/29	1,000	1,076
	Juniper Networks Inc.	2.000	12/10/30	500	460
	Juniper Networks Inc.	5.950	3/15/41	150	185
	KLA Corp.	4.650	11/1/24	825	922
	KLA Corp.	4.100	3/15/29	300	337
	KLA Corp.	5.000	3/15/49	800	1,007
	KLA Corp.	3.300	3/1/50	200	193
	Lam Research Corp.	3.800	3/15/25	501	550
	Lam Research Corp.	3.750	3/15/26	600	665
	Lam Research Corp.	4.000	3/15/29	800	905
	Lam Research Corp.	1.900	6/15/30	600	579
	Lam Research Corp.	4.875	3/15/49	500	642
	Lam Research Corp.	2.875	6/15/50	500	467
	Lam Research Corp.	3.125	6/15/60	400	384
[3,8]	Leidos Inc.	2.950	5/15/23	375	392
[3,8]	Leidos Inc.	3.625	5/15/25	355	385
[3,8]	Leidos Inc.	4.375	5/15/30	1,200	1,332
[3,8]	Leidos Inc.	2.300	2/15/31	800	756
	Marvell Technology Group Ltd.	4.200	6/22/23	425	455
	Marvell Technology Group Ltd.	4.875	6/22/28	300	343
	Maxim Integrated Products Inc.	3.375	3/15/23	400	419
	Maxim Integrated Products Inc.	3.450	6/15/27	250	272
	Microchip Technology Inc.	4.333	6/1/23	500	536
	Micron Technology Inc.	2.497	4/24/23	1,000	1,037
	Micron Technology Inc.	4.640	2/6/24	275	302
	Micron Technology Inc.	4.975	2/6/26	275	315
	Micron Technology Inc.	4.185	2/15/27	750	833
	Micron Technology Inc.	5.327	2/6/29	575	674

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Micron Technology Inc.	4.663	2/15/30	300	342
	Microsoft Corp.	2.650	11/3/22	1,000	1,034
	Microsoft Corp.	2.375	5/1/23	250	259
	Microsoft Corp.	2.000	8/8/23	1,900	1,969
	Microsoft Corp.	2.875	2/6/24	2,213	2,358
	Microsoft Corp.	3.125	11/3/25	2,270	2,474
	Microsoft Corp.	2.400	8/8/26	2,700	2,849
	Microsoft Corp.	3.300	2/6/27	3,800	4,180
	Microsoft Corp.	3.500	2/12/35	1,325	1,471
	Microsoft Corp.	3.450	8/8/36	2,450	2,695
	Microsoft Corp.	4.100	2/6/37	1,075	1,268
	Microsoft Corp.	3.700	8/8/46	4,024	4,507
	Microsoft Corp.	2.525	6/1/50	4,365	3,989
	Microsoft Corp.	2.921	3/17/52	7,076	6,969
	Microsoft Corp.	2.675	6/1/60	4,807	4,389
	Microsoft Corp.	3.041	3/17/62	3,671	3,593
	Moody's Corp.	4.500	9/1/22	335	351
	Moody's Corp.	4.875	2/15/24	425	470
	Moody's Corp.	3.250	1/15/28	300	320
	Moody's Corp.	4.875	12/17/48	300	368
	Moody's Corp.	3.250	5/20/50	250	243
	Moody's Corp.	2.550	8/18/60	500	400
	Motorola Solutions Inc.	4.000	9/1/24	300	330
	Motorola Solutions Inc.	4.600	2/23/28	550	624
	Motorola Solutions Inc.	4.600	5/23/29	500	567
	Motorola Solutions Inc.	2.300	11/15/30	1,000	943
	Motorola Solutions Inc.	5.500	9/1/44	300	364
	NetApp Inc.	3.300	9/29/24	300	323
	NetApp Inc.	1.875	6/22/25	500	511
	NetApp Inc.	2.375	6/22/27	400	406
	NetApp Inc.	2.700	6/22/30	600	595
	NVIDIA Corp.	3.200	9/16/26	1,764	1,924
	NVIDIA Corp.	2.850	4/1/30	1,150	1,207
	NVIDIA Corp.	3.500	4/1/40	1,700	1,807
	NVIDIA Corp.	3.500	4/1/50	1,465	1,541
	NVIDIA Corp.	3.700	4/1/60	350	368
[3,8]	NXP BV	4.875	3/1/24	800	887
[3,8]	NXP BV	5.350	3/1/26	787	914
[3,8]	NXP BV	3.875	6/18/26	300	329
[3,8]	NXP BV	3.150	5/1/27	930	988
[3,8]	NXP BV	5.550	12/1/28	675	809
[3,8]	NXP BV	4.300	6/18/29	750	838
[3,8]	NXP BV	3.400	5/1/30	1,100	1,158
	Oracle Corp.	2.500	5/15/22	2,037	2,077
	Oracle Corp.	2.500	10/15/22	2,000	2,062
	Oracle Corp.	2.400	9/15/23	1,720	1,789
	Oracle Corp.	3.400	7/8/24	1,100	1,181
	Oracle Corp.	2.950	11/15/24	1,510	1,609
	Oracle Corp.	2.500	4/1/25	4,156	4,354
	Oracle Corp.	1.650	3/25/26	2,500	2,517
	Oracle Corp.	2.650	7/15/26	5,000	5,247
	Oracle Corp.	2.800	4/1/27	4,450	4,686
	Oracle Corp.	2.300	3/25/28	1,700	1,721
	Oracle Corp.	2.950	4/1/30	3,950	4,071
	Oracle Corp.	2.875	3/25/31	3,000	3,053
	Oracle Corp.	4.300	7/8/34	1,350	1,512
	Oracle Corp.	3.900	5/15/35	1,375	1,482
	Oracle Corp.	3.850	7/15/36	1,180	1,246

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Oracle Corp.	3.800	11/15/37	1,425	1,479
Oracle Corp.	6.125	7/8/39	500	661
Oracle Corp.	3.600	4/1/40	5,900	5,907
Oracle Corp.	5.375	7/15/40	2,660	3,253
Oracle Corp.	3.650	3/25/41	2,000	2,024
Oracle Corp.	4.500	7/8/44	685	755
Oracle Corp.	4.125	5/15/45	1,825	1,907
Oracle Corp.	4.000	7/15/46	2,340	2,407
Oracle Corp.	4.000	11/15/47	1,875	1,931
Oracle Corp.	3.600	4/1/50	3,600	3,478
Oracle Corp.	3.950	3/25/51	3,000	3,114
Oracle Corp.	4.375	5/15/55	650	704
Oracle Corp.	3.850	4/1/60	3,000	2,946
Oracle Corp.	4.100	3/25/61	1,300	1,346
QUALCOMM Inc.	3.000	5/20/22	650	670
QUALCOMM Inc.	2.600	1/30/23	375	390
QUALCOMM Inc.	2.900	5/20/24	612	652
QUALCOMM Inc.	3.450	5/20/25	1,115	1,221
QUALCOMM Inc.	3.250	5/20/27	1,150	1,256
QUALCOMM Inc.	1.300	5/20/28	2,947	2,803
QUALCOMM Inc.	2.150	5/20/30	1,400	1,384
QUALCOMM Inc.	1.650	5/20/32	1,931	1,777
QUALCOMM Inc.	4.650	5/20/35	800	975
QUALCOMM Inc.	4.800	5/20/45	1,000	1,256
QUALCOMM Inc.	4.300	5/20/47	1,375	1,610
QUALCOMM Inc.	3.250	5/20/50	500	509
Quanta Services Inc.	2.900	10/1/30	800	808
RELX Capital Inc.	3.500	3/16/23	575	606
RELX Capital Inc.	4.000	3/18/29	800	882
RELX Capital Inc.	3.000	5/22/30	500	518
Roper Technologies Inc.	2.800	12/15/21	400	406
Roper Technologies Inc.	2.350	9/15/24	500	522
Roper Technologies Inc.	1.000	9/15/25	500	491
Roper Technologies Inc.	3.850	12/15/25	250	277
Roper Technologies Inc.	3.800	12/15/26	600	664
Roper Technologies Inc.	1.400	9/15/27	2,000	1,932
Roper Technologies Inc.	4.200	9/15/28	650	729
Roper Technologies Inc.	2.950	9/15/29	475	492
Roper Technologies Inc.	2.000	6/30/30	1,275	1,217
Roper Technologies Inc.	1.750	2/15/31	2,000	1,855
S&P Global Inc.	4.000	6/15/25	550	611
S&P Global Inc.	2.500	12/1/29	375	382
S&P Global Inc.	1.250	8/15/30	500	454
S&P Global Inc.	3.250	12/1/49	1,050	1,075
S&P Global Inc.	2.300	8/15/60	1,000	805
salesforce.com Inc.	3.250	4/11/23	825	871
salesforce.com Inc.	3.700	4/11/28	1,275	1,418
ServiceNow Inc.	1.400	9/1/30	1,200	1,084
Texas Instruments Inc.	1.850	5/15/22	500	509
Texas Instruments Inc.	2.625	5/15/24	225	238
Texas Instruments Inc.	1.375	3/12/25	1,900	1,931
Texas Instruments Inc.	2.900	11/3/27	400	429
Texas Instruments Inc.	2.250	9/4/29	1,100	1,104
Texas Instruments Inc.	1.750	5/4/30	560	534
Texas Instruments Inc.	3.875	3/15/39	600	687
Texas Instruments Inc.	4.150	5/15/48	1,225	1,422
Verisk Analytics Inc.	4.125	9/12/22	1,300	1,364
Verisk Analytics Inc.	4.000	6/15/25	125	138

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Verisk Analytics Inc.	4.125	3/15/29	900	998
	Verisk Analytics Inc.	5.500	6/15/45	600	763
	Verisk Analytics Inc.	3.625	5/15/50	600	583
	VMware Inc.	2.950	8/21/22	1,410	1,454
	VMware Inc.	4.500	5/15/25	2,086	2,321
	VMware Inc.	4.650	5/15/27	1,200	1,353
	VMware Inc.	3.900	8/21/27	1,050	1,147
	VMware Inc.	4.700	5/15/30	610	698
	Xilinx Inc.	2.950	6/1/24	1,000	1,061
	Xilinx Inc.	2.375	6/1/30	550	535
					491,676
Utilities (0.9%)
	AEP Texas Inc.	2.400	10/1/22	300	308
	AEP Texas Inc.	3.950	6/1/28	400	441
	AEP Texas Inc.	3.800	10/1/47	250	259
[8]	AEP Texas Inc.	3.450	1/15/50	2,379	2,322
	AEP Transmission Co. LLC	3.100	12/1/26	200	216
	AEP Transmission Co. LLC	4.000	12/1/46	325	353
	AEP Transmission Co. LLC	3.750	12/1/47	450	482
	AEP Transmission Co. LLC	4.250	9/15/48	325	371
	AEP Transmission Co. LLC	3.800	6/15/49	270	287
	AEP Transmission Co. LLC	3.150	9/15/49	70	68
[8]	AEP Transmission Co. LLC	3.650	4/1/50	300	320
[3,8]	AES Corp.	1.375	1/15/26	2,900	2,829
[3,8]	AES Corp.	2.450	1/15/31	800	761
[8]	Alabama Power Co.	3.550	12/1/23	700	754
[8]	Alabama Power Co.	1.450	9/15/30	500	457
	Alabama Power Co.	6.000	3/1/39	100	136
	Alabama Power Co.	3.850	12/1/42	125	135
	Alabama Power Co.	4.150	8/15/44	300	335
	Alabama Power Co.	3.750	3/1/45	570	611
	Alabama Power Co.	4.300	1/2/46	300	340
[8]	Alabama Power Co.	3.700	12/1/47	325	342
	Alabama Power Co.	3.450	10/1/49	3,750	3,831
	Ameren Corp.	2.500	9/15/24	1,250	1,314
	Ameren Corp.	3.650	2/15/26	440	479
	Ameren Corp.	1.750	3/15/28	500	483
	Ameren Corp.	3.500	1/15/31	680	721
	Ameren Illinois Co.	2.700	9/1/22	250	257
	Ameren Illinois Co.	3.250	3/1/25	275	294
	Ameren Illinois Co.	3.800	5/15/28	350	388
	Ameren Illinois Co.	1.550	11/15/30	500	466
	Ameren Illinois Co.	4.150	3/15/46	475	538
	Ameren Illinois Co.	3.700	12/1/47	350	372
	Ameren Illinois Co.	3.250	3/15/50	240	239
[8]	American Electric Power Co. Inc.	0.750	11/1/23	1,000	999
[8]	American Electric Power Co. Inc.	1.000	11/1/25	500	488
[8]	American Electric Power Co. Inc.	4.300	12/1/28	500	559
	American Electric Power Co. Inc.	3.250	3/1/50	500	462
	American Water Capital Corp.	3.850	3/1/24	1,545	1,674
	American Water Capital Corp.	3.400	3/1/25	450	488
	American Water Capital Corp.	2.950	9/1/27	1,225	1,303
	American Water Capital Corp.	3.450	6/1/29	2,000	2,140
	American Water Capital Corp.	2.800	5/1/30	200	206
	American Water Capital Corp.	6.593	10/15/37	700	985
	American Water Capital Corp.	4.300	12/1/42	125	141
	American Water Capital Corp.	4.000	12/1/46	500	555
	American Water Capital Corp.	3.750	9/1/47	475	500

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	American Water Capital Corp.	4.200	9/1/48	450	507
	American Water Capital Corp.	4.150	6/1/49	400	447
	American Water Capital Corp.	3.450	5/1/50	500	506
	Appalachian Power Co.	3.400	6/1/25	400	430
[8]	Appalachian Power Co.	2.700	4/1/31	500	499
	Appalachian Power Co.	7.000	4/1/38	260	375
	Appalachian Power Co.	4.400	5/15/44	575	634
[8]	Appalachian Power Co.	4.500	3/1/49	900	1,015
[8]	Appalachian Power Co.	3.700	5/1/50	300	304
	Arizona Public Service Co.	3.150	5/15/25	500	538
	Arizona Public Service Co.	2.950	9/15/27	300	321
	Arizona Public Service Co.	2.600	8/15/29	500	511
	Arizona Public Service Co.	5.050	9/1/41	525	654
	Arizona Public Service Co.	4.500	4/1/42	325	373
	Arizona Public Service Co.	4.350	11/15/45	350	402
	Arizona Public Service Co.	3.750	5/15/46	895	935
	Arizona Public Service Co.	3.350	5/15/50	300	294
	Atlantic City Electric Co.	2.300	3/15/31	500	494
	Atmos Energy Corp.	0.625	3/9/23	500	500
	Atmos Energy Corp.	3.000	6/15/27	375	400
	Atmos Energy Corp.	2.625	9/15/29	150	152
	Atmos Energy Corp.	1.500	1/15/31	1,000	908
	Atmos Energy Corp.	5.500	6/15/41	800	1,017
	Atmos Energy Corp.	4.150	1/15/43	75	83
	Atmos Energy Corp.	4.125	3/15/49	900	997
	Atmos Energy Corp.	3.375	9/15/49	720	722
	Avangrid Inc.	3.150	12/1/24	957	1,027
	Avangrid Inc.	3.800	6/1/29	600	660
	Avista Corp.	4.350	6/1/48	300	348
	Baltimore Gas & Electric Co.	3.350	7/1/23	900	951
	Baltimore Gas & Electric Co.	2.400	8/15/26	225	237
	Baltimore Gas & Electric Co.	6.350	10/1/36	725	1,009
[8]	Baltimore Gas & Electric Co.	3.750	8/15/47	250	267
	Baltimore Gas & Electric Co.	2.900	6/15/50	300	277
	Berkshire Hathaway Energy Co.	2.800	1/15/23	150	156
	Berkshire Hathaway Energy Co.	3.750	11/15/23	250	269
	Berkshire Hathaway Energy Co.	3.500	2/1/25	250	269
	Berkshire Hathaway Energy Co.	4.050	4/15/25	1,250	1,384
	Berkshire Hathaway Energy Co.	3.250	4/15/28	1,000	1,074
	Berkshire Hathaway Energy Co.	3.700	7/15/30	2,000	2,216
	Berkshire Hathaway Energy Co.	1.650	5/15/31	500	464
	Berkshire Hathaway Energy Co.	6.125	4/1/36	1,000	1,339
	Berkshire Hathaway Energy Co.	5.950	5/15/37	450	597
	Berkshire Hathaway Energy Co.	5.150	11/15/43	1,050	1,305
	Berkshire Hathaway Energy Co.	4.500	2/1/45	705	820
	Berkshire Hathaway Energy Co.	3.800	7/15/48	250	267
	Berkshire Hathaway Energy Co.	4.450	1/15/49	350	404
	Berkshire Hathaway Energy Co.	4.250	10/15/50	1,750	2,013
	Berkshire Hathaway Energy Co.	2.850	5/15/51	500	447
	Black Hills Corp.	4.250	11/30/23	500	542
	Black Hills Corp.	3.950	1/15/26	250	273
	Black Hills Corp.	3.150	1/15/27	325	345
	Black Hills Corp.	3.050	10/15/29	170	175
	Black Hills Corp.	4.350	5/1/33	350	390
	Black Hills Corp.	4.200	9/15/46	250	264
	Black Hills Corp.	3.875	10/15/49	240	241
	CenterPoint Energy Houston Electric LLC	2.250	8/1/22	250	255

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[8]	CenterPoint Energy Houston Electric LLC	2.400	9/1/26	150	157
[8]	CenterPoint Energy Houston Electric LLC	2.350	4/1/31	500	499
	CenterPoint Energy Houston Electric LLC	3.550	8/1/42	700	739
	CenterPoint Energy Houston Electric LLC	3.950	3/1/48	325	361
[8]	CenterPoint Energy Houston Electric LLC	4.250	2/1/49	600	698
[8]	CenterPoint Energy Houston Electric LLC	2.900	7/1/50	200	186
[8]	CenterPoint Energy Houston Electric LLC	3.350	4/1/51	500	502
	CenterPoint Energy Inc.	3.600	11/1/21	300	306
	CenterPoint Energy Inc.	2.500	9/1/22	500	514
	CenterPoint Energy Inc.	3.850	2/1/24	250	270
	CenterPoint Energy Inc.	2.500	9/1/24	900	943
	CenterPoint Energy Inc.	4.250	11/1/28	375	420
	CenterPoint Energy Inc.	2.950	3/1/30	850	871
	CenterPoint Energy Inc.	3.700	9/1/49	100	99
	CenterPoint Energy Resources Corp.	3.550	4/1/23	250	264
	CenterPoint Energy Resources Corp.	4.000	4/1/28	450	493
	CenterPoint Energy Resources Corp.	1.750	10/1/30	500	462
	CenterPoint Energy Resources Corp.	5.850	1/15/41	375	472
	CenterPoint Energy Resources Corp.	4.100	9/1/47	250	263
	Cleco Corporate Holdings LLC	3.743	5/1/26	425	462
	Cleco Corporate Holdings LLC	4.973	5/1/46	275	304
	Cleveland Electric Illuminating Co.	5.500	8/15/24	1,275	1,453
	Cleveland Electric Illuminating Co.	5.950	12/15/36	325	395
	CMS Energy Corp.	3.450	8/15/27	300	329
	CMS Energy Corp.	4.875	3/1/44	275	328
[8]	CMS Energy Corp.	4.750	6/1/50	400	430
	CMS Energy Corp.	3.750	12/1/50	500	494
[8]	Commonwealth Edison Co.	2.950	8/15/27	275	295
	Commonwealth Edison Co.	5.900	3/15/36	500	668
	Commonwealth Edison Co.	6.450	1/15/38	750	1,051
	Commonwealth Edison Co.	4.700	1/15/44	825	985
	Commonwealth Edison Co.	3.700	3/1/45	625	660
	Commonwealth Edison Co.	4.350	11/15/45	400	460
	Commonwealth Edison Co.	3.650	6/15/46	1,000	1,052
[8]	Commonwealth Edison Co.	3.750	8/15/47	500	533
	Commonwealth Edison Co.	4.000	3/1/48	275	305
	Commonwealth Edison Co.	4.000	3/1/49	700	785
[8]	Commonwealth Edison Co.	3.200	11/15/49	250	242
	Commonwealth Edison Co.	3.000	3/1/50	500	468
	Connecticut Light & Power Co.	2.500	1/15/23	1,310	1,349
[8]	Connecticut Light & Power Co.	0.750	12/1/25	500	489
[8]	Connecticut Light & Power Co.	3.200	3/15/27	250	271
	Connecticut Light & Power Co.	4.300	4/15/44	375	435
[8]	Connecticut Light & Power Co.	4.150	6/1/45	75	88
	Connecticut Light & Power Co.	4.000	4/1/48	625	709
[8]	Consolidated Edison Co. of New York Inc.	3.125	11/15/27	275	296
[8]	Consolidated Edison Co. of New York Inc.	3.350	4/1/30	2,000	2,142
[8]	Consolidated Edison Co. of New York Inc.	5.300	3/1/35	300	366

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[8]	Consolidated Edison Co. of New York Inc.	5.850	3/15/36	860	1,099
[8]	Consolidated Edison Co. of New York Inc.	6.200	6/15/36	300	405
[8]	Consolidated Edison Co. of New York Inc.	6.750	4/1/38	400	566
	Consolidated Edison Co. of New York Inc.	5.700	6/15/40	950	1,226
	Consolidated Edison Co. of New York Inc.	3.950	3/1/43	550	596
	Consolidated Edison Co. of New York Inc.	4.450	3/15/44	610	710
	Consolidated Edison Co. of New York Inc.	4.500	12/1/45	475	544
	Consolidated Edison Co. of New York Inc.	3.850	6/15/46	1,840	1,923
[8]	Consolidated Edison Co. of New York Inc.	3.875	6/15/47	750	785
[8]	Consolidated Edison Co. of New York Inc.	3.950	4/1/50	1,800	1,948
[8]	Consolidated Edison Co. of New York Inc.	4.300	12/1/56	75	82
[8]	Consolidated Edison Co. of New York Inc.	4.000	11/15/57	375	391
	Consolidated Edison Co. of New York Inc.	4.500	5/15/58	500	572
[8]	Consolidated Edison Co. of New York Inc.	3.000	12/1/60	1,000	871
	Consumers Energy Co.	0.350	6/1/23	1,000	996
	Consumers Energy Co.	3.375	8/15/23	225	239
	Consumers Energy Co.	3.800	11/15/28	250	279
	Consumers Energy Co.	3.950	5/15/43	600	663
	Consumers Energy Co.	3.250	8/15/46	550	551
	Consumers Energy Co.	3.950	7/15/47	500	556
	Consumers Energy Co.	4.050	5/15/48	500	569
	Consumers Energy Co.	4.350	4/15/49	530	626
	Consumers Energy Co.	3.100	8/15/50	467	456
	Consumers Energy Co.	3.500	8/1/51	850	895
	Consumers Energy Co.	2.500	5/1/60	450	374
	Delmarva Power & Light Co.	3.500	11/15/23	125	134
	Delmarva Power & Light Co.	4.150	5/15/45	600	663
[8]	Dominion Energy Inc.	2.750	9/15/22	100	103
	Dominion Energy Inc.	3.071	8/15/24	500	529
	Dominion Energy Inc.	3.900	10/1/25	425	468
[8,11]	Dominion Energy Inc.	1.450	4/15/26	500	498
[8]	Dominion Energy Inc.	2.850	8/15/26	500	529
	Dominion Energy Inc.	4.250	6/1/28	200	225
[8]	Dominion Energy Inc.	3.375	4/1/30	2,300	2,443
[8]	Dominion Energy Inc.	6.300	3/15/33	500	663
[8]	Dominion Energy Inc.	5.250	8/1/33	200	244
	Dominion Energy Inc.	7.000	6/15/38	300	425
[8,11]	Dominion Energy Inc.	3.300	4/15/41	500	494
[8]	Dominion Energy Inc.	4.900	8/1/41	890	1,056
[8]	Dominion Energy Inc.	4.050	9/15/42	400	433
[8]	Dominion Energy Inc.	4.600	3/15/49	500	594
[8]	Dominion Energy Inc.	5.750	10/1/54	375	405
	Dominion Energy South Carolina Inc.	6.625	2/1/32	375	513
	Dominion Energy South Carolina Inc.	6.050	1/15/38	450	613
	Dominion Energy South Carolina Inc.	5.450	2/1/41	250	324
	Dominion Energy South Carolina Inc.	4.600	6/15/43	1,425	1,695

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Dominion Energy South Carolina Inc.	5.100	6/1/65	425	561
	DTE Electric Co.	3.650	3/15/24	825	886
	DTE Electric Co.	3.375	3/1/25	150	162
[8]	DTE Electric Co.	1.900	4/1/28	500	498
	DTE Electric Co.	2.250	3/1/30	500	495
[8]	DTE Electric Co.	2.625	3/1/31	400	410
[8]	DTE Electric Co.	4.000	4/1/43	300	328
	DTE Electric Co.	3.700	3/15/45	200	212
	DTE Electric Co.	3.700	6/1/46	550	576
	DTE Electric Co.	3.750	8/15/47	450	483
[8]	DTE Electric Co.	4.050	5/15/48	500	561
	DTE Electric Co.	3.950	3/1/49	500	558
[8]	DTE Electric Co.	3.250	4/1/51	500	499
[8]	DTE Energy Co.	2.600	6/15/22	200	205
[8]	DTE Energy Co.	3.300	6/15/22	250	257
[8]	DTE Energy Co.	0.550	11/1/22	650	650
	DTE Energy Co.	2.250	11/1/22	455	466
[8]	DTE Energy Co.	3.700	8/1/23	1,500	1,597
[8]	DTE Energy Co.	3.500	6/1/24	525	562
[8]	DTE Energy Co.	2.529	10/1/24	1,000	1,047
[8]	DTE Energy Co.	1.050	6/1/25	1,600	1,578
	DTE Energy Co.	2.850	10/1/26	675	712
	DTE Energy Co.	3.800	3/15/27	2,500	2,757
[8]	DTE Energy Co.	3.400	6/15/29	150	159
	DTE Energy Co.	2.950	3/1/30	235	240
	DTE Energy Co.	6.375	4/15/33	100	130
[8]	Duke Energy Carolinas LLC	6.000	12/1/28	300	374
	Duke Energy Carolinas LLC	2.450	8/15/29	75	76
	Duke Energy Carolinas LLC	2.450	2/1/30	400	402
[11]	Duke Energy Carolinas LLC	2.550	4/15/31	500	502
	Duke Energy Carolinas LLC	6.100	6/1/37	425	566
	Duke Energy Carolinas LLC	6.000	1/15/38	325	439
	Duke Energy Carolinas LLC	6.050	4/15/38	25	34
	Duke Energy Carolinas LLC	5.300	2/15/40	710	910
	Duke Energy Carolinas LLC	4.250	12/15/41	1,000	1,134
	Duke Energy Carolinas LLC	4.000	9/30/42	675	742
	Duke Energy Carolinas LLC	3.875	3/15/46	500	539
	Duke Energy Carolinas LLC	3.700	12/1/47	425	447
	Duke Energy Carolinas LLC	3.950	3/15/48	400	434
	Duke Energy Carolinas LLC	3.200	8/15/49	750	735
[11]	Duke Energy Carolinas LLC	3.450	4/15/51	500	511
	Duke Energy Corp.	2.400	8/15/22	1,000	1,025
	Duke Energy Corp.	3.950	10/15/23	225	242
	Duke Energy Corp.	3.750	4/15/24	725	779
	Duke Energy Corp.	0.900	9/15/25	500	488
	Duke Energy Corp.	2.650	9/1/26	595	622
	Duke Energy Corp.	2.450	6/1/30	1,700	1,677
	Duke Energy Corp.	4.800	12/15/45	700	797
	Duke Energy Corp.	3.750	9/1/46	1,406	1,415
	Duke Energy Corp.	4.200	6/15/49	1,200	1,292
	Duke Energy Florida LLC	3.200	1/15/27	450	487
	Duke Energy Florida LLC	3.800	7/15/28	425	471
	Duke Energy Florida LLC	2.500	12/1/29	1,800	1,832
	Duke Energy Florida LLC	1.750	6/15/30	1,700	1,607
	Duke Energy Florida LLC	6.350	9/15/37	675	941
	Duke Energy Florida LLC	6.400	6/15/38	800	1,125
	Duke Energy Florida LLC	3.400	10/1/46	400	409
	Duke Energy Florida LLC	4.200	7/15/48	425	483

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[8]	Duke Energy Florida Project Finance LLC	1.731	9/1/22	104	106
[8]	Duke Energy Florida Project Finance LLC	2.538	9/1/29	400	418
	Duke Energy Indiana LLC	6.120	10/15/35	1,175	1,537
[8]	Duke Energy Indiana LLC	4.900	7/15/43	250	301
	Duke Energy Indiana LLC	3.750	5/15/46	875	914
	Duke Energy Indiana LLC	2.750	4/1/50	775	697
	Duke Energy Ohio Inc.	2.125	6/1/30	200	194
	Duke Energy Ohio Inc.	3.700	6/15/46	650	678
	Duke Energy Ohio Inc.	4.300	2/1/49	1,000	1,133
	Duke Energy Progress LLC	2.800	5/15/22	350	357
	Duke Energy Progress LLC	3.375	9/1/23	150	160
	Duke Energy Progress LLC	3.250	8/15/25	2,051	2,208
	Duke Energy Progress LLC	3.700	9/1/28	425	467
	Duke Energy Progress LLC	6.300	4/1/38	300	417
	Duke Energy Progress LLC	4.375	3/30/44	525	607
	Duke Energy Progress LLC	4.150	12/1/44	100	112
	Duke Energy Progress LLC	4.200	8/15/45	625	703
	Duke Energy Progress LLC	3.700	10/15/46	1,400	1,478
	Duke Energy Progress LLC	2.500	8/15/50	550	469
	Eastern Energy Gas Holdings LLC	3.550	11/1/23	250	266
[8]	Eastern Energy Gas Holdings LLC	2.500	11/15/24	400	420
	Eastern Energy Gas Holdings LLC	3.600	12/15/24	250	273
[8]	Eastern Energy Gas Holdings LLC	3.000	11/15/29	1,000	1,037
	Eastern Energy Gas Holdings LLC	4.800	11/1/43	325	372
	Eastern Energy Gas Holdings LLC	4.600	12/15/44	400	447
	Edison International	2.400	9/15/22	550	561
	Edison International	2.950	3/15/23	750	775
	Edison International	4.950	4/15/25	900	1,000
	Edison International	5.750	6/15/27	100	117
	El Paso Electric Co.	6.000	5/15/35	175	226
	El Paso Electric Co.	5.000	12/1/44	250	282
	Emera US Finance LP	4.750	6/15/46	1,785	1,986
	Enel Americas SA	4.000	10/25/26	700	762
	Enel Chile SA	4.875	6/12/28	600	694
	Entergy Arkansas LLC	3.500	4/1/26	150	164
	Entergy Corp.	4.000	7/15/22	550	570
	Entergy Corp.	0.900	9/15/25	500	486
	Entergy Corp.	2.950	9/1/26	100	106
	Entergy Corp.	1.900	6/15/28	500	488
	Entergy Corp.	2.800	6/15/30	500	498
	Entergy Corp.	2.400	6/15/31	500	483
	Entergy Corp.	3.750	6/15/50	1,400	1,406
	Entergy Gulf States Louisiana LLC	5.590	10/1/24	1,417	1,644
	Entergy Louisiana LLC	0.620	11/17/23	500	501
	Entergy Louisiana LLC	5.400	11/1/24	238	276
	Entergy Louisiana LLC	2.400	10/1/26	200	208
	Entergy Louisiana LLC	3.120	9/1/27	350	379
	Entergy Louisiana LLC	3.250	4/1/28	300	320
	Entergy Louisiana LLC	3.050	6/1/31	375	393
	Entergy Louisiana LLC	2.350	6/15/32	500	490
	Entergy Louisiana LLC	4.000	3/15/33	725	824
	Entergy Louisiana LLC	3.100	6/15/41	500	499
	Entergy Louisiana LLC	4.950	1/15/45	400	434
	Entergy Louisiana LLC	4.200	9/1/48	650	730
	Entergy Louisiana LLC	4.200	4/1/50	500	563
	Entergy Louisiana LLC	2.900	3/15/51	700	641

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Entergy Mississippi LLC	2.850	6/1/28	750	779
	Entergy Mississippi LLC	3.850	6/1/49	250	264
	Entergy Texas Inc.	1.750	3/15/31	500	464
	Entergy Texas Inc.	3.550	9/30/49	2,705	2,695
	Essential Utilities Inc.	3.566	5/1/29	275	295
	Essential Utilities Inc.	2.704	4/15/30	400	402
	Essential Utilities Inc.	4.276	5/1/49	435	482
	Essential Utilities Inc.	3.351	4/15/50	600	578
	Evergy Inc.	2.450	9/15/24	1,450	1,518
	Evergy Inc.	2.900	9/15/29	1,450	1,477
	Evergy Kansas Central Inc.	2.550	7/1/26	575	604
	Evergy Kansas Central Inc.	3.100	4/1/27	425	455
	Evergy Kansas Central Inc.	4.125	3/1/42	425	474
	Evergy Kansas Central Inc.	4.100	4/1/43	325	363
	Evergy Kansas Central Inc.	4.250	12/1/45	100	113
	Evergy Metro Inc.	3.150	3/15/23	220	230
[8]	Evergy Metro Inc.	2.250	6/1/30	300	295
	Evergy Metro Inc.	5.300	10/1/41	480	590
	Evergy Metro Inc.	4.200	6/15/47	225	254
[8]	Eversource Energy	3.800	12/1/23	350	378
[8]	Eversource Energy	2.900	10/1/24	275	293
[8]	Eversource Energy	3.150	1/15/25	1,475	1,562
[8]	Eversource Energy	0.800	8/15/25	500	487
[8]	Eversource Energy	3.300	1/15/28	200	213
[8]	Eversource Energy	4.250	4/1/29	325	367
[8]	Eversource Energy	1.650	8/15/30	1,300	1,203
	Eversource Energy	2.550	3/15/31	500	499
	Eversource Energy	3.450	1/15/50	500	499
	Exelon Corp.	3.497	6/1/22	500	516
[8]	Exelon Corp.	3.950	6/15/25	637	696
	Exelon Corp.	3.400	4/15/26	1,500	1,623
	Exelon Corp.	4.050	4/15/30	975	1,084
[8]	Exelon Corp.	4.950	6/15/35	800	939
	Exelon Corp.	5.625	6/15/35	415	518
	Exelon Corp.	5.100	6/15/45	180	222
	Exelon Corp.	4.450	4/15/46	500	572
	Exelon Corp.	4.700	4/15/50	2,700	3,218
	Exelon Generation Co. LLC	4.250	6/15/22	400	414
	Exelon Generation Co. LLC	3.250	6/1/25	1,750	1,865
	Exelon Generation Co. LLC	5.750	10/1/41	325	358
	Exelon Generation Co. LLC	5.600	6/15/42	1,121	1,230
	Florida Power & Light Co.	2.850	4/1/25	1,984	2,117
	Florida Power & Light Co.	3.125	12/1/25	500	538
	Florida Power & Light Co.	5.625	4/1/34	225	293
	Florida Power & Light Co.	4.950	6/1/35	50	62
	Florida Power & Light Co.	5.650	2/1/37	425	556
	Florida Power & Light Co.	5.950	2/1/38	175	238
	Florida Power & Light Co.	5.960	4/1/39	225	309
	Florida Power & Light Co.	4.125	2/1/42	1,675	1,912
	Florida Power & Light Co.	4.050	6/1/42	475	537
	Florida Power & Light Co.	3.800	12/15/42	375	410
	Florida Power & Light Co.	4.050	10/1/44	450	501
	Florida Power & Light Co.	3.700	12/1/47	550	600
	Florida Power & Light Co.	3.950	3/1/48	800	908
	Florida Power & Light Co.	3.990	3/1/49	1,000	1,148
	Florida Power & Light Co.	3.150	10/1/49	1,190	1,200
	Fortis Inc.	3.055	10/4/26	847	902
	Georgia Power Co.	2.850	5/15/22	300	308

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[8]	Georgia Power Co.	2.100	7/30/23	475	490
[8]	Georgia Power Co.	2.200	9/15/24	395	411
	Georgia Power Co.	3.250	4/1/26	256	277
	Georgia Power Co.	3.250	3/30/27	550	592
[8]	Georgia Power Co.	2.650	9/15/29	250	253
[8]	Georgia Power Co.	4.750	9/1/40	625	729
	Georgia Power Co.	4.300	3/15/42	575	640
	Georgia Power Co.	4.300	3/15/43	250	278
[8]	Georgia Power Co.	3.700	1/30/50	250	258
[8]	Georgia Power Co.	3.250	3/15/51	500	477
[8]	Gulf Power Co.	3.300	5/30/27	250	271
	Iberdrola International BV	6.750	7/15/36	175	252
	Indiana Michigan Power Co.	3.850	5/15/28	1,000	1,104
[8]	Indiana Michigan Power Co.	4.550	3/15/46	1,300	1,492
[8]	Indiana Michigan Power Co.	3.750	7/1/47	550	576
	Interstate Power & Light Co.	3.250	12/1/24	1,096	1,185
	Interstate Power & Light Co.	4.100	9/26/28	450	506
	Interstate Power & Light Co.	3.600	4/1/29	240	263
	Interstate Power & Light Co.	2.300	6/1/30	300	296
	Interstate Power & Light Co.	6.250	7/15/39	250	335
	Interstate Power & Light Co.	3.700	9/15/46	406	419
[3,8]	IPALCO Enterprises Inc.	4.250	5/1/30	400	438
	ITC Holdings Corp.	2.700	11/15/22	400	413
	ITC Holdings Corp.	3.650	6/15/24	300	323
	ITC Holdings Corp.	3.350	11/15/27	400	433
	ITC Holdings Corp.	5.300	7/1/43	900	1,105
[8]	John Sevier Combined Cycle Generation LLC	4.626	1/15/42	151	174
	Kentucky Utilities Co.	5.125	11/1/40	650	798
	Kentucky Utilities Co.	3.300	6/1/50	500	484
[8]	Louisville Gas & Electric Co.	3.300	10/1/25	1,758	1,899
	MidAmerican Energy Co.	3.100	5/1/27	450	488
	MidAmerican Energy Co.	6.750	12/30/31	725	997
[8]	MidAmerican Energy Co.	5.800	10/15/36	775	1,025
	MidAmerican Energy Co.	4.800	9/15/43	300	364
	MidAmerican Energy Co.	4.400	10/15/44	400	459
	MidAmerican Energy Co.	3.650	8/1/48	575	609
	MidAmerican Energy Co.	4.250	7/15/49	1,600	1,875
[8]	Mississippi Power Co.	4.250	3/15/42	375	414
	National Fuel Gas Co.	3.750	3/1/23	375	392
	National Fuel Gas Co.	5.500	1/15/26	100	114
	National Fuel Gas Co.	3.950	9/15/27	200	212
	National Fuel Gas Co.	4.750	9/1/28	650	717
	National Fuel Gas Co.	2.950	3/1/31	100	96
	National Grid USA	5.803	4/1/35	250	302
	National Rural Utilities Cooperative Finance Corp.	2.700	2/15/23	1,400	1,450
	National Rural Utilities Cooperative Finance Corp.	2.950	2/7/24	1,600	1,692
[8]	National Rural Utilities Cooperative Finance Corp.	3.250	11/1/25	475	514
	National Rural Utilities Cooperative Finance Corp.	1.000	6/15/26	400	388
	National Rural Utilities Cooperative Finance Corp.	3.400	2/7/28	500	536
	National Rural Utilities Cooperative Finance Corp.	3.900	11/1/28	250	275
	National Rural Utilities Cooperative Finance Corp.	3.700	3/15/29	1,533	1,668

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	National Rural Utilities Cooperative Finance Corp.	2.400	3/15/30	425	419
[8]	National Rural Utilities Cooperative Finance Corp.	1.650	6/15/31	500	462
	National Rural Utilities Cooperative Finance Corp.	4.023	11/1/32	1,014	1,145
[8]	National Rural Utilities Cooperative Finance Corp.	4.750	4/30/43	325	334
[8]	National Rural Utilities Cooperative Finance Corp.	5.250	4/20/46	325	347
	National Rural Utilities Cooperative Finance Corp.	4.400	11/1/48	800	926
	National Rural Utilities Cooperative Finance Corp.	4.300	3/15/49	400	459
[8]	Nevada Power Co.	3.700	5/1/29	500	551
[8]	Nevada Power Co.	2.400	5/1/30	441	440
[8]	Nevada Power Co.	6.650	4/1/36	410	579
[8]	Nevada Power Co.	3.125	8/1/50	300	288
	NextEra Energy Capital Holdings Inc.	2.900	4/1/22	850	871
	NextEra Energy Capital Holdings Inc.	2.800	1/15/23	650	674
	NextEra Energy Capital Holdings Inc.	0.650	3/1/23	1,000	1,001
	NextEra Energy Capital Holdings Inc.	3.150	4/1/24	500	532
	NextEra Energy Capital Holdings Inc.	2.750	5/1/25	6,450	6,799
	NextEra Energy Capital Holdings Inc.	3.250	4/1/26	200	215
	NextEra Energy Capital Holdings Inc.	3.550	5/1/27	700	768
	NextEra Energy Capital Holdings Inc.	3.500	4/1/29	350	375
	NextEra Energy Capital Holdings Inc.	2.750	11/1/29	300	308
	NextEra Energy Capital Holdings Inc.	2.250	6/1/30	2,500	2,436
[8]	NextEra Energy Capital Holdings Inc.	4.800	12/1/77	450	487
[8]	NextEra Energy Capital Holdings Inc.	5.650	5/1/79	300	342
	NiSource Inc.	0.950	8/15/25	500	489
	NiSource Inc.	3.490	5/15/27	1,100	1,193
	NiSource Inc.	2.950	9/1/29	1,500	1,537
	NiSource Inc.	3.600	5/1/30	500	542
	NiSource Inc.	1.700	2/15/31	500	463
	NiSource Inc.	5.950	6/15/41	382	496
	NiSource Inc.	4.800	2/15/44	200	233
	NiSource Inc.	5.650	2/1/45	500	648
	NiSource Inc.	4.375	5/15/47	1,575	1,769
	NiSource Inc.	3.950	3/30/48	500	525
	Northern States Power Co.	2.250	4/1/31	500	499
	Northern States Power Co.	6.250	6/1/36	325	446
	Northern States Power Co.	6.200	7/1/37	250	346
	Northern States Power Co.	5.350	11/1/39	375	478
	Northern States Power Co.	3.400	8/15/42	410	425
	Northern States Power Co.	4.000	8/15/45	200	223
	Northern States Power Co.	2.900	3/1/50	1,890	1,789
	Northern States Power Co.	2.600	6/1/51	600	538
	Northern States Power Co.	3.200	4/1/52	500	501
	NorthWestern Corp.	4.176	11/15/44	250	277
	NSTAR Electric Co.	2.375	10/15/22	125	128
	NSTAR Electric Co.	3.200	5/15/27	550	597
	NSTAR Electric Co.	3.250	5/15/29	300	318
	NSTAR Electric Co.	5.500	3/15/40	540	703
	NSTAR Electric Co.	4.400	3/1/44	223	260
	Oglethorpe Power Corp.	5.950	11/1/39	100	124
	Oglethorpe Power Corp.	5.375	11/1/40	630	737
[8]	Ohio Power Co.	1.625	1/15/31	500	465
	Ohio Power Co.	4.000	6/1/49	500	548

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Oklahoma Gas & Electric Co.	3.800	8/15/28	300	330
	Oklahoma Gas & Electric Co.	3.250	4/1/30	200	213
	Oklahoma Gas & Electric Co.	4.150	4/1/47	225	248
	Oklahoma Gas & Electric Co.	3.850	8/15/47	250	267
	Oncor Electric Delivery Co. LLC	4.100	6/1/22	575	594
	Oncor Electric Delivery Co. LLC	7.000	9/1/22	100	109
	Oncor Electric Delivery Co. LLC	2.750	6/1/24	400	422
	Oncor Electric Delivery Co. LLC	2.950	4/1/25	275	292
[3,8]	Oncor Electric Delivery Co. LLC	0.550	10/1/25	950	917
	Oncor Electric Delivery Co. LLC	3.700	11/15/28	150	166
	Oncor Electric Delivery Co. LLC	2.750	5/15/30	500	522
	Oncor Electric Delivery Co. LLC	7.250	1/15/33	1,000	1,426
	Oncor Electric Delivery Co. LLC	5.250	9/30/40	470	617
	Oncor Electric Delivery Co. LLC	4.550	12/1/41	500	592
	Oncor Electric Delivery Co. LLC	5.300	6/1/42	147	190
	Oncor Electric Delivery Co. LLC	3.750	4/1/45	200	216
	Oncor Electric Delivery Co. LLC	3.800	9/30/47	250	272
	Oncor Electric Delivery Co. LLC	4.100	11/15/48	400	454
	Oncor Electric Delivery Co. LLC	3.800	6/1/49	1,065	1,161
	Oncor Electric Delivery Co. LLC	3.700	5/15/50	200	213
[3,8]	Oncor Electric Delivery Co. LLC	5.350	10/1/52	253	342
	ONE Gas Inc.	0.850	3/11/23	500	500
	ONE Gas Inc.	1.100	3/11/24	500	499
	ONE Gas Inc.	2.000	5/15/30	200	190
	ONE Gas Inc.	4.658	2/1/44	507	578
	Pacific Gas & Electric Co.	1.750	6/16/22	2,000	2,003
	Pacific Gas & Electric Co.	1.367	3/10/23	500	500
	Pacific Gas & Electric Co.	3.250	6/15/23	500	518
	Pacific Gas & Electric Co.	3.850	11/15/23	1,750	1,867
	Pacific Gas & Electric Co.	3.450	7/1/25	500	528
	Pacific Gas & Electric Co.	3.150	1/1/26	1,800	1,875
	Pacific Gas & Electric Co.	3.300	12/1/27	2,200	2,292
	Pacific Gas & Electric Co.	3.750	7/1/28	1,700	1,797
	Pacific Gas & Electric Co.	4.550	7/1/30	4,150	4,500
	Pacific Gas & Electric Co.	3.250	6/1/31	500	498
	Pacific Gas & Electric Co.	4.500	7/1/40	2,300	2,334
	Pacific Gas & Electric Co.	4.200	6/1/41	500	495
	Pacific Gas & Electric Co.	4.750	2/15/44	1,500	1,539
	Pacific Gas & Electric Co.	4.300	3/15/45	1,075	1,036
	Pacific Gas & Electric Co.	3.950	12/1/47	1,500	1,383
	Pacific Gas & Electric Co.	4.950	7/1/50	3,000	3,085
	Pacific Gas & Electric Co.	3.500	8/1/50	1,500	1,310
	PacifiCorp	3.600	4/1/24	500	539
	PacifiCorp	3.500	6/15/29	600	649
	PacifiCorp	2.700	9/15/30	800	818
	PacifiCorp	5.250	6/15/35	475	597
	PacifiCorp	6.100	8/1/36	525	710
	PacifiCorp	5.750	4/1/37	410	528
	PacifiCorp	6.250	10/15/37	625	845
	PacifiCorp	6.350	7/15/38	250	344
	PacifiCorp	4.125	1/15/49	1,700	1,883
	PacifiCorp	3.300	3/15/51	750	738
	PECO Energy Co.	2.375	9/15/22	225	230
	PECO Energy Co.	3.000	9/15/49	1,000	955
	PECO Energy Co.	2.800	6/15/50	1,000	911
	PECO Energy Co.	3.050	3/15/51	500	491
	Piedmont Natural Gas Co. Inc.	3.500	6/1/29	380	410
	Piedmont Natural Gas Co. Inc.	2.500	3/15/31	500	495

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Piedmont Natural Gas Co. Inc.	4.650	8/1/43	150	174
	Piedmont Natural Gas Co. Inc.	3.640	11/1/46	350	353
	Piedmont Natural Gas Co. Inc.	3.350	6/1/50	300	291
	Pinnacle West Capital Corp.	1.300	6/15/25	700	694
	Potomac Electric Power Co.	6.500	11/15/37	400	562
	Potomac Electric Power Co.	4.150	3/15/43	550	623
	PPL Capital Funding Inc.	3.500	12/1/22	375	390
	PPL Capital Funding Inc.	3.400	6/1/23	25	26
	PPL Capital Funding Inc.	3.950	3/15/24	225	240
	PPL Capital Funding Inc.	4.125	4/15/30	800	900
	PPL Capital Funding Inc.	5.000	3/15/44	1,450	1,712
	PPL Electric Utilities Corp.	6.250	5/15/39	300	413
	PPL Electric Utilities Corp.	4.125	6/15/44	700	780
	PPL Electric Utilities Corp.	4.150	10/1/45	300	339
	PPL Electric Utilities Corp.	3.950	6/1/47	350	382
	PPL Electric Utilities Corp.	4.150	6/15/48	300	340
	Progress Energy Inc.	3.150	4/1/22	1,500	1,529
	Progress Energy Inc.	7.750	3/1/31	925	1,283
	Progress Energy Inc.	7.000	10/30/31	200	269
	Progress Energy Inc.	6.000	12/1/39	480	625
	PSEG Power LLC	3.850	6/1/23	575	610
	Public Service Co. of Colorado	3.700	6/15/28	300	332
[8]	Public Service Co. of Colorado	1.900	1/15/31	300	289
	Public Service Co. of Colorado	1.875	6/15/31	700	668
	Public Service Co. of Colorado	3.600	9/15/42	225	240
	Public Service Co. of Colorado	4.100	6/15/48	300	338
[8]	Public Service Co. of Colorado	3.200	3/1/50	1,300	1,301
[8]	Public Service Co. of Colorado	2.700	1/15/51	200	181
	Public Service Co. of New Hampshire	3.500	11/1/23	150	161
	Public Service Co. of New Hampshire	3.600	7/1/49	250	262
[8]	Public Service Electric & Gas Co.	3.000	5/15/25	500	532
[8]	Public Service Electric & Gas Co.	0.950	3/15/26	500	493
[8]	Public Service Electric & Gas Co.	3.000	5/15/27	250	268
[8]	Public Service Electric & Gas Co.	3.200	5/15/29	300	321
[8]	Public Service Electric & Gas Co.	2.450	1/15/30	200	202
[8]	Public Service Electric & Gas Co.	3.950	5/1/42	1,525	1,703
[8]	Public Service Electric & Gas Co.	3.800	3/1/46	1,000	1,103
[8]	Public Service Electric & Gas Co.	3.600	12/1/47	275	293
[8]	Public Service Electric & Gas Co.	3.850	5/1/49	350	386
[8]	Public Service Electric & Gas Co.	3.150	1/1/50	750	740
[8]	Public Service Electric & Gas Co.	2.700	5/1/50	850	784
[8]	Public Service Electric & Gas Co.	2.050	8/1/50	500	402
[8]	Public Service Electric & Gas Co.	3.000	3/1/51	500	482
	Public Service Enterprise Group Inc.	2.650	11/15/22	475	490
	Public Service Enterprise Group Inc.	0.800	8/15/25	400	388
	Public Service Enterprise Group Inc.	1.600	8/15/30	750	690
	Puget Energy Inc.	5.625	7/15/22	400	421
	Puget Energy Inc.	3.650	5/15/25	300	325
	Puget Energy Inc.	4.100	6/15/30	400	433
	Puget Sound Energy Inc.	6.274	3/15/37	450	606
	Puget Sound Energy Inc.	5.757	10/1/39	495	659
	Puget Sound Energy Inc.	5.638	4/15/41	390	509
	Puget Sound Energy Inc.	4.300	5/20/45	1,050	1,205
	Puget Sound Energy Inc.	4.223	6/15/48	500	568
[8]	San Diego Gas & Electric Co.	3.600	9/1/23	75	80
	San Diego Gas & Electric Co.	2.500	5/15/26	350	366
[8]	San Diego Gas & Electric Co.	1.700	10/1/30	500	470
	San Diego Gas & Electric Co.	6.000	6/1/39	250	339

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	San Diego Gas & Electric Co.	4.500	8/15/40	505	587
[8]	San Diego Gas & Electric Co.	3.750	6/1/47	325	342
	San Diego Gas & Electric Co.	4.150	5/15/48	325	365
[8]	San Diego Gas & Electric Co.	3.320	4/15/50	800	790
	Sempra Energy	2.900	2/1/23	425	442
	Sempra Energy	4.050	12/1/23	775	835
	Sempra Energy	3.750	11/15/25	330	361
	Sempra Energy	3.250	6/15/27	1,575	1,683
	Sempra Energy	3.400	2/1/28	1,650	1,768
	Sempra Energy	3.800	2/1/38	900	967
	Sempra Energy	6.000	10/15/39	1,705	2,262
	Sempra Energy	4.000	2/1/48	400	421
	Sierra Pacific Power Co.	2.600	5/1/26	300	316
[8]	Southern California Edison Co.	1.845	2/1/22	50	50
[11]	Southern California Edison Co.	0.700	4/3/23	500	500
[8]	Southern California Edison Co.	3.400	6/1/23	475	500
[8]	Southern California Edison Co.	3.500	10/1/23	300	319
[11]	Southern California Edison Co.	1.100	4/1/24	500	502
[8]	Southern California Edison Co.	3.700	8/1/25	700	764
[8]	Southern California Edison Co.	3.650	3/1/28	1,407	1,517
[8]	Southern California Edison Co.	4.200	3/1/29	200	222
	Southern California Edison Co.	6.650	4/1/29	850	1,050
	Southern California Edison Co.	2.850	8/1/29	325	330
	Southern California Edison Co.	2.250	6/1/30	300	289
[8]	Southern California Edison Co.	5.750	4/1/35	508	644
[8]	Southern California Edison Co.	5.350	7/15/35	1,135	1,377
	Southern California Edison Co.	5.625	2/1/36	500	618
	Southern California Edison Co.	5.500	3/15/40	400	494
	Southern California Edison Co.	4.500	9/1/40	505	549
	Southern California Edison Co.	4.050	3/15/42	1,945	2,004
[8]	Southern California Edison Co.	3.900	3/15/43	475	485
[8]	Southern California Edison Co.	3.600	2/1/45	150	147
	Southern California Edison Co.	4.000	4/1/47	1,920	1,974
[8]	Southern California Edison Co.	4.125	3/1/48	970	1,015
[8]	Southern California Edison Co.	4.875	3/1/49	400	464
	Southern California Edison Co.	3.650	2/1/50	800	789
[8]	Southern California Edison Co.	2.950	2/1/51	500	439
	Southern California Gas Co.	3.150	9/15/24	425	456
[8]	Southern California Gas Co.	2.600	6/15/26	725	762
[8]	Southern California Gas Co.	2.550	2/1/30	450	452
	Southern California Gas Co.	3.750	9/15/42	330	349
[8]	Southern California Gas Co.	4.125	6/1/48	325	365
[8]	Southern California Gas Co.	4.300	1/15/49	500	584
[8]	Southern California Gas Co.	3.950	2/15/50	250	277
	Southern Co.	2.950	7/1/23	525	549
[8]	Southern Co.	0.600	2/26/24	500	496
	Southern Co.	3.250	7/1/26	500	534
[8]	Southern Co.	1.750	3/15/28	500	486
	Southern Co.	4.250	7/1/36	575	643
	Southern Co.	4.400	7/1/46	1,135	1,266
[8]	Southern Co.	4.000	1/15/51	1,200	1,266
	Southern Co. Gas Capital Corp.	2.450	10/1/23	75	78
	Southern Co. Gas Capital Corp.	3.250	6/15/26	375	405
[8]	Southern Co. Gas Capital Corp.	1.750	1/15/31	1,000	920
	Southern Co. Gas Capital Corp.	5.875	3/15/41	125	164
	Southern Co. Gas Capital Corp.	4.400	6/1/43	125	137
	Southern Co. Gas Capital Corp.	3.950	10/1/46	975	1,009
	Southern Co. Gas Capital Corp.	4.400	5/30/47	500	553

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[8]	Southern Power Co.	2.500	12/15/21	300	304
	Southern Power Co.	4.150	12/1/25	375	418
	Southern Power Co.	5.150	9/15/41	660	764
	Southern Power Co.	5.250	7/15/43	500	575
[8]	Southern Power Co.	4.950	12/15/46	300	332
	Southwest Gas Corp.	3.700	4/1/28	450	488
	Southwest Gas Corp.	3.800	9/29/46	250	258
	Southwest Gas Corp.	4.150	6/1/49	200	215
[8]	Southwestern Electric Power Co.	1.650	3/15/26	500	501
[8]	Southwestern Electric Power Co.	2.750	10/1/26	300	316
[8]	Southwestern Electric Power Co.	4.100	9/15/28	550	608
	Southwestern Electric Power Co.	6.200	3/15/40	300	397
[8]	Southwestern Electric Power Co.	3.900	4/1/45	1,000	1,043
[8]	Southwestern Electric Power Co.	3.850	2/1/48	375	380
	Southwestern Public Service Co.	3.300	6/15/24	1,100	1,174
	Southwestern Public Service Co.	4.500	8/15/41	850	982
	Southwestern Public Service Co.	3.400	8/15/46	950	949
	Southwestern Public Service Co.	3.750	6/15/49	750	802
[8]	Southwestern Public Service Co.	3.150	5/1/50	800	778
	Tampa Electric Co.	2.400	3/15/31	500	497
	Tampa Electric Co.	4.350	5/15/44	150	169
	Tampa Electric Co.	4.300	6/15/48	300	341
	Tampa Electric Co.	3.625	6/15/50	250	257
	Tampa Electric Co.	3.450	3/15/51	500	507
	Toledo Edison Co.	6.150	5/15/37	250	319
	Tucson Electric Power Co.	3.050	3/15/25	200	214
	Tucson Electric Power Co.	4.850	12/1/48	490	587
	Union Electric Co.	3.500	4/15/24	990	1,059
	Union Electric Co.	2.950	6/15/27	300	321
	Union Electric Co.	3.500	3/15/29	350	382
	Union Electric Co.	2.950	3/15/30	800	838
	Union Electric Co.	3.900	9/15/42	425	460
	Union Electric Co.	3.650	4/15/45	575	604
	Union Electric Co.	4.000	4/1/48	1,100	1,221
	Union Electric Co.	3.250	10/1/49	100	99
	Union Electric Co.	2.625	3/15/51	800	708
	Veolia Environnement SA	6.750	6/1/38	125	175
	Virginia Electric & Power Co.	3.450	2/15/24	250	269
[8]	Virginia Electric & Power Co.	3.100	5/15/25	500	530
[8]	Virginia Electric & Power Co.	2.950	11/15/26	300	321
[8]	Virginia Electric & Power Co.	3.500	3/15/27	1,250	1,369
[8]	Virginia Electric & Power Co.	3.800	4/1/28	525	579
[8]	Virginia Electric & Power Co.	6.000	1/15/36	375	500
[8]	Virginia Electric & Power Co.	6.000	5/15/37	500	671
	Virginia Electric & Power Co.	6.350	11/30/37	375	521
	Virginia Electric & Power Co.	8.875	11/15/38	1,200	2,073
	Virginia Electric & Power Co.	4.000	1/15/43	500	554
	Virginia Electric & Power Co.	4.450	2/15/44	1,100	1,295
[8]	Virginia Electric & Power Co.	4.200	5/15/45	877	991
[8]	Virginia Electric & Power Co.	4.000	11/15/46	500	552
[8]	Virginia Electric & Power Co.	3.800	9/15/47	425	460
	Virginia Electric & Power Co.	4.600	12/1/48	550	675
	Virginia Electric & Power Co.	3.300	12/1/49	400	400
	Virginia Electric & Power Co.	2.450	12/15/50	500	426
[8]	Washington Gas Light Co.	3.796	9/15/46	350	378
[8]	Washington Gas Light Co.	3.650	9/15/49	500	515
	WEC Energy Group Inc.	0.550	9/15/23	500	498
	WEC Energy Group Inc.	0.800	3/15/24	500	499

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	WEC Energy Group Inc.	1.375	10/15/27	500	482
	WEC Energy Group Inc.	1.800	10/15/30	1,000	930
	Wisconsin Electric Power Co.	2.050	12/15/24	300	313
	Wisconsin Electric Power Co.	5.625	5/15/33	200	252
	Wisconsin Electric Power Co.	4.300	10/15/48	250	291
	Wisconsin Power & Light Co.	6.375	8/15/37	300	402
	Wisconsin Power & Light Co.	3.650	4/1/50	250	262
	Wisconsin Public Service Corp.	3.350	11/21/21	850	866
	Wisconsin Public Service Corp.	3.671	12/1/42	75	79
	Xcel Energy Inc.	0.500	10/15/23	1,200	1,198
	Xcel Energy Inc.	3.300	6/1/25	100	107
	Xcel Energy Inc.	4.000	6/15/28	750	836
	Xcel Energy Inc.	2.600	12/1/29	540	548
	Xcel Energy Inc.	3.400	6/1/30	450	484
	Xcel Energy Inc.	6.500	7/1/36	610	853
	Xcel Energy Inc.	3.500	12/1/49	400	400
					475,442
Total Corporate Bonds (Cost $5,526,862)					5,769,240
Sovereign Bonds (1.4%)
[8]	African Development Bank	0.500%	4/22/22	2,000	2,007
[8]	African Development Bank	1.625%	9/16/22	1,300	1,326
[8]	African Development Bank	2.125%	11/16/22	2,000	2,061
	African Development Bank	0.750%	4/3/23	1,500	1,515
	African Development Bank	3.000%	9/20/23	1,600	1,704
	African Development Bank	0.875%	3/23/26	2,500	2,481
[8]	Asian Development Bank	0.625%	4/7/22	5,000	5,023
[8]	Asian Development Bank	1.875%	7/19/22	2,800	2,860
	Asian Development Bank	1.875%	8/10/22	2,200	2,250
[8]	Asian Development Bank	1.750%	9/13/22	2,500	2,555
	Asian Development Bank	1.625%	1/24/23	1,500	1,537
[8]	Asian Development Bank	2.750%	3/17/23	1,500	1,573
[8]	Asian Development Bank	0.250%	7/14/23	5,000	4,995
[8]	Asian Development Bank	0.250%	10/6/23	4,600	4,589
	Asian Development Bank	2.625%	1/30/24	2,000	2,125
	Asian Development Bank	1.500%	10/18/24	1,000	1,032
[8]	Asian Development Bank	2.000%	1/22/25	1,027	1,079
[8]	Asian Development Bank	2.125%	3/19/25	700	739
	Asian Development Bank	0.625%	4/29/25	2,000	1,992
[8]	Asian Development Bank	0.375%	9/3/25	6,129	5,988
[8]	Asian Development Bank	0.500%	2/4/26	4,000	3,908
[8]	Asian Development Bank	2.000%	4/24/26	400	419
[8]	Asian Development Bank	2.625%	1/12/27	800	863
[8]	Asian Development Bank	2.500%	11/2/27	2,985	3,183
[8]	Asian Development Bank	2.750%	1/19/28	1,000	1,083
[8]	Asian Development Bank	3.125%	9/26/28	1,600	1,777
[8]	Asian Development Bank	1.750%	9/19/29	200	201
[8]	Asian Development Bank	1.875%	1/24/30	1,000	1,011
[8]	Asian Development Bank	0.750%	10/8/30	1,500	1,362
[8]	Asian Development Bank	1.500%	3/4/31	3,000	2,907
	Asian Infrastructure Investment Bank	0.250%	9/29/23	1,600	1,597
	Asian Infrastructure Investment Bank	2.250%	5/16/24	2,000	2,110
	Asian Infrastructure Investment Bank	0.500%	5/28/25	1,000	987
	Asian Infrastructure Investment Bank	0.500%	1/27/26	2,700	2,636
	Canada	2.000%	11/15/22	860	885
	Canada	1.625%	1/22/25	2,290	2,362
	Corp. Andina de Fomento	4.375%	6/15/22	1,140	1,189
	Corp. Andina de Fomento	2.750%	1/6/23	1,465	1,517

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Corp. Andina de Fomento	2.375%	5/12/23	200	207
	Corp. Andina de Fomento	3.750%	11/23/23	1,250	1,341
	Corp. Andina de Fomento	1.625%	9/23/25	600	600
	Council Of Europe Development Bank	1.750%	9/26/22	600	614
	Council Of Europe Development Bank	2.625%	2/13/23	1,900	1,984
	Council Of Europe Development Bank	0.250%	10/20/23	1,500	1,496
	Council Of Europe Development Bank	2.500%	2/27/24	50	53
	Council Of Europe Development Bank	1.375%	2/27/25	850	872
	Ecopetrol SA	5.875%	9/18/23	1,425	1,569
	Ecopetrol SA	4.125%	1/16/25	1,475	1,575
	Ecopetrol SA	5.375%	6/26/26	1,575	1,758
	Ecopetrol SA	6.875%	4/29/30	1,600	1,938
	Ecopetrol SA	7.375%	9/18/43	800	976
	Ecopetrol SA	5.875%	5/28/45	1,525	1,611
	Equinor ASA	2.450%	1/17/23	2,960	3,071
	Equinor ASA	2.650%	1/15/24	3,240	3,417
	Equinor ASA	3.250%	11/10/24	550	596
	Equinor ASA	3.625%	9/10/28	1,200	1,316
	Equinor ASA	3.125%	4/6/30	500	528
	Equinor ASA	2.375%	5/22/30	1,500	1,493
	Equinor ASA	5.100%	8/17/40	300	377
	Equinor ASA	4.250%	11/23/41	325	366
	Equinor ASA	3.950%	5/15/43	175	190
	Equinor ASA	4.800%	11/8/43	1,015	1,228
	Equinor ASA	3.250%	11/18/49	750	730
	Equinor ASA	3.700%	4/6/50	2,360	2,506
[8]	European Bank for Reconstruction & Development	2.750%	3/7/23	2,400	2,516
[8]	European Bank for Reconstruction & Development	0.250%	7/10/23	3,000	2,995
	European Bank for Reconstruction & Development	1.625%	9/27/24	500	518
[8]	European Bank for Reconstruction & Development	1.500%	2/13/25	100	103
	European Bank for Reconstruction & Development	0.500%	5/19/25	700	693
[8]	European Bank for Reconstruction & Development	0.500%	11/25/25	1,600	1,567
[8]	European Bank for Reconstruction & Development	0.500%	1/28/26	2,000	1,954
	European Investment Bank	2.625%	5/20/22	2,500	2,568
	European Investment Bank	2.375%	6/15/22	4,130	4,238
	European Investment Bank	2.250%	8/15/22	685	704
	European Investment Bank	1.375%	9/6/22	2,500	2,542
	European Investment Bank	2.000%	12/15/22	5,525	5,693
	European Investment Bank	2.500%	3/15/23	625	653
	European Investment Bank	1.375%	5/15/23	4,300	4,402
[8]	European Investment Bank	2.875%	8/15/23	3,300	3,499
	European Investment Bank	0.250%	9/15/23	5,500	5,491
[8]	European Investment Bank	3.125%	12/14/23	1,300	1,396
	European Investment Bank	3.250%	1/29/24	3,210	3,467
	European Investment Bank	2.625%	3/15/24	3,660	3,896
	European Investment Bank	2.250%	6/24/24	2,010	2,123
	European Investment Bank	2.500%	10/15/24	864	923
	European Investment Bank	1.875%	2/10/25	4,413	4,615
	European Investment Bank	1.625%	3/14/25	5,000	5,180
	European Investment Bank	0.625%	7/25/25	3,700	3,665
	European Investment Bank	0.375%	12/15/25	5,500	5,360
	European Investment Bank	0.375%	3/26/26	5,000	4,851

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	European Investment Bank	2.125%	4/13/26	1,000	1,054
	European Investment Bank	2.375%	5/24/27	800	854
	European Investment Bank	0.625%	10/21/27	500	475
	European Investment Bank	1.625%	10/9/29	350	348
	European Investment Bank	0.875%	5/17/30	400	371
	European Investment Bank	0.750%	9/23/30	1,200	1,095
	European Investment Bank	1.250%	2/14/31	3,000	2,850
	European Investment Bank	4.875%	2/15/36	1,300	1,732
[13]	Export Development Canada	1.750%	7/18/22	1,485	1,512
[13]	Export Development Canada	2.500%	1/24/23	60	62
[13]	Export Development Canada	1.375%	2/24/23	2,600	2,651
[13]	Export Development Canada	2.750%	3/15/23	1,200	1,258
[13]	Export Development Canada	2.625%	2/21/24	800	849
	Export-Import Bank of Korea	5.000%	4/11/22	1,475	1,544
	Export-Import Bank of Korea	3.625%	11/27/23	600	649
	Export-Import Bank of Korea	4.000%	1/14/24	2,100	2,298
	Export-Import Bank of Korea	0.375%	2/9/24	500	498
	Export-Import Bank of Korea	3.250%	11/10/25	300	327
	Export-Import Bank of Korea	0.625%	2/9/26	500	486
	Export-Import Bank of Korea	2.625%	5/26/26	600	640
	Export-Import Bank of Korea	2.375%	4/21/27	1,020	1,075
	Export-Import Bank of Korea	1.250%	9/21/30	1,600	1,474
	Export-Import Bank of Korea	1.375%	2/9/31	500	466
[14]	FMS Wertmanagement	2.000%	8/1/22	4,040	4,134
[8]	Hydro-Quebec	8.050%	7/7/24	2,665	3,272
[8]	Inter-American Development Bank	1.750%	4/14/22	2,400	2,439
[8]	Inter-American Development Bank	1.750%	9/14/22	3,300	3,373
[8]	Inter-American Development Bank	3.000%	9/26/22	3,300	3,435
	Inter-American Development Bank	2.500%	1/18/23	5,330	5,547
	Inter-American Development Bank	0.500%	5/24/23	1,200	1,206
	Inter-American Development Bank	0.250%	11/15/23	5,200	5,186
	Inter-American Development Bank	2.625%	1/16/24	2,500	2,654
	Inter-American Development Bank	3.000%	2/21/24	3,700	3,974
	Inter-American Development Bank	2.125%	1/15/25	1,000	1,055
[8]	Inter-American Development Bank	1.750%	3/14/25	500	520
	Inter-American Development Bank	0.875%	4/3/25	1,000	1,006
	Inter-American Development Bank	7.000%	6/15/25	250	310
	Inter-American Development Bank	0.625%	7/15/25	5,100	5,048
[8]	Inter-American Development Bank	2.000%	6/2/26	1,915	2,004
	Inter-American Development Bank	2.000%	7/23/26	1,200	1,256
	Inter-American Development Bank	2.375%	7/7/27	800	849
	Inter-American Development Bank	0.625%	9/16/27	3,700	3,522
	Inter-American Development Bank	3.125%	9/18/28	2,200	2,440
	Inter-American Development Bank	2.250%	6/18/29	1,000	1,045
[8]	Inter-American Development Bank	1.125%	1/13/31	3,500	3,273
[8]	Inter-American Development Bank	3.875%	10/28/41	1,600	1,941
	Inter-American Development Bank	3.200%	8/7/42	550	604
	Inter-American Development Bank	4.375%	1/24/44	450	583
	International Bank for Reconstruction & Development	2.125%	7/1/22	3,000	3,072
	International Bank for Reconstruction & Development	7.625%	1/19/23	25	28
[8]	International Bank for Reconstruction & Development	1.875%	6/19/23	6,000	6,213
	International Bank for Reconstruction & Development	3.000%	9/27/23	9,250	9,860
	International Bank for Reconstruction & Development	0.250%	11/24/23	5,160	5,147

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	International Bank for Reconstruction & Development	2.500%	3/19/24	3,600	3,820
[8]	International Bank for Reconstruction & Development	1.500%	8/28/24	1,270	1,311
[8]	International Bank for Reconstruction & Development	2.500%	11/25/24	5,500	5,878
	International Bank for Reconstruction & Development	1.625%	1/15/25	2,000	2,072
	International Bank for Reconstruction & Development	0.625%	4/22/25	4,500	4,479
	International Bank for Reconstruction & Development	0.375%	7/28/25	5,000	4,900
[8]	International Bank for Reconstruction & Development	2.500%	7/29/25	4,600	4,919
	International Bank for Reconstruction & Development	0.500%	10/28/25	6,000	5,890
[8]	International Bank for Reconstruction & Development	3.125%	11/20/25	2,000	2,198
	International Bank for Reconstruction & Development	0.750%	11/24/27	2,500	2,391
[8]	International Bank for Reconstruction & Development	1.750%	10/23/29	1,500	1,505
	International Bank for Reconstruction & Development	0.875%	5/14/30	1,000	925
	International Bank for Reconstruction & Development	0.750%	8/26/30	4,250	3,864
	International Bank for Reconstruction & Development	1.250%	2/10/31	6,000	5,680
[8]	International Bank for Reconstruction & Development	4.750%	2/15/35	450	590
[8]	International Finance Corp.	2.000%	10/24/22	1,000	1,028
[8]	International Finance Corp.	2.875%	7/31/23	2,000	2,118
[8]	International Finance Corp.	1.375%	10/16/24	1,400	1,441
[8]	International Finance Corp.	0.375%	7/16/25	1,000	980
[8]	International Finance Corp.	2.125%	4/7/26	1,505	1,585
	International Finance Corp.	0.750%	8/27/30	800	727
[15]	Japan Bank for International Cooperation	3.125%	7/20/21	730	736
[15]	Japan Bank for International Cooperation	2.500%	6/1/22	700	718
[15]	Japan Bank for International Cooperation	2.375%	7/21/22	1,000	1,026
[15]	Japan Bank for International Cooperation	1.625%	10/17/22	750	765
[15]	Japan Bank for International Cooperation	2.375%	11/16/22	2,420	2,502
[15]	Japan Bank for International Cooperation	1.750%	1/23/23	2,000	2,051
[15]	Japan Bank for International Cooperation	0.625%	5/22/23	4,200	4,224
[15]	Japan Bank for International Cooperation	3.250%	7/20/23	3,225	3,432
[15]	Japan Bank for International Cooperation	0.375%	9/15/23	2,700	2,695
[15]	Japan Bank for International Cooperation	3.375%	10/31/23	1,600	1,718
[15]	Japan Bank for International Cooperation	2.500%	5/23/24	400	424
[8,15]	Japan Bank for International Cooperation	3.000%	5/29/24	650	699

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[15]	Japan Bank for International Cooperation	1.750%	10/17/24	600	623
[8,15]	Japan Bank for International Cooperation	2.125%	2/10/25	2,400	2,520
[8,15]	Japan Bank for International Cooperation	2.500%	5/28/25	500	533
[15]	Japan Bank for International Cooperation	0.625%	7/15/25	2,000	1,965
[15]	Japan Bank for International Cooperation	2.875%	6/1/27	1,500	1,630
[15]	Japan Bank for International Cooperation	2.875%	7/21/27	500	540
[15]	Japan Bank for International Cooperation	2.750%	11/16/27	2,200	2,356
[15]	Japan Bank for International Cooperation	3.250%	7/20/28	1,300	1,439
[15]	Japan Bank for International Cooperation	3.500%	10/31/28	1,500	1,689
[15]	Japan Bank for International Cooperation	2.000%	10/17/29	300	303
[15]	Japan Bank for International Cooperation	1.250%	1/21/31	1,000	937
[15]	Japan International Cooperation Agency	2.750%	4/27/27	700	759
[15]	Japan International Cooperation Agency	3.375%	6/12/28	550	610
[15]	Japan International Cooperation Agency	1.000%	7/22/30	200	184
[14]	KFW	2.125%	6/15/22	6,400	6,547
[14]	KFW	1.750%	8/22/22	4,700	4,800
[14]	KFW	2.000%	10/4/22	2,150	2,208
[14]	KFW	2.375%	12/29/22	4,100	4,253
[14]	KFW	2.125%	1/17/23	1,750	1,809
[14]	KFW	1.625%	2/15/23	2,500	2,560
[14]	KFW	0.250%	10/19/23	8,000	7,985
[14]	KFW	2.625%	2/28/24	3,000	3,190
[14]	KFW	0.250%	3/8/24	2,500	2,488
[14]	KFW	1.375%	8/5/24	500	510
[14]	KFW	2.500%	11/20/24	5,750	6,143
[14]	KFW	2.000%	5/2/25	1,250	1,313
[14]	KFW	0.375%	7/18/25	6,000	5,878
[14]	KFW	0.625%	1/22/26	4,000	3,934
[14]	KFW	2.875%	4/3/28	2,300	2,516
[14]	KFW	1.750%	9/14/29	900	902
[14]	KFW	0.750%	9/30/30	2,000	1,817
[14]	KFW	0.000%	4/18/36	600	426
[14]	KFW	0.000%	6/29/37	1,700	1,173
	Korea Development Bank	3.000%	9/14/22	1,250	1,296
	Korea Development Bank	3.375%	3/12/23	3,200	3,380
	Korea Development Bank	2.750%	3/19/23	600	627
	Korea Development Bank	3.750%	1/22/24	1,500	1,633
	Korea Development Bank	2.125%	10/1/24	400	421
	Korea Development Bank	1.625%	1/19/31	1,000	957
[14]	Landwirtschaftliche Rentenbank	3.125%	11/14/23	1,300	1,394
[14]	Landwirtschaftliche Rentenbank	2.000%	1/13/25	2,500	2,617
[8,14]	Landwirtschaftliche Rentenbank	0.500%	5/27/25	500	495
[14]	Landwirtschaftliche Rentenbank	2.375%	6/10/25	975	1,038
[14]	Landwirtschaftliche Rentenbank	0.875%	3/30/26	2,400	2,384
[8,14]	Landwirtschaftliche Rentenbank	1.750%	7/27/26	825	853
[8,14]	Landwirtschaftliche Rentenbank	2.500%	11/15/27	1,595	1,698

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[14]	Landwirtschaftliche Rentenbank	0.875%	9/3/30	1,000	916
	Nordic Investment Bank	1.375%	10/17/22	700	713
	Nordic Investment Bank	0.375%	5/19/23	1,000	1,000
	Nordic Investment Bank	2.875%	7/19/23	950	996
	Nordic Investment Bank	2.250%	5/21/24	600	626
	Nordic Investment Bank	0.375%	9/11/25	1,500	1,465
[8]	Nordic Investment Bank	0.500%	1/21/26	1,000	977
[16]	Oesterreichische Kontrollbank AG	1.625%	9/17/22	500	510
[8,16]	Oesterreichische Kontrollbank AG	2.875%	3/13/23	1,500	1,574
[16]	Oesterreichische Kontrollbank AG	3.125%	11/7/23	600	643
[16]	Oesterreichische Kontrollbank AG	1.500%	2/12/25	500	512
[16]	Oesterreichische Kontrollbank AG	0.375%	9/17/25	1,500	1,461
[8,16]	Oesterreichische Kontrollbank AG	0.500%	2/2/26	2,200	2,145
[8]	Oriental Republic of Uruguay	8.000%	11/18/22	216	234
[8]	Oriental Republic of Uruguay	4.500%	8/14/24	1,129	1,222
[8]	Oriental Republic of Uruguay	4.375%	10/27/27	975	1,107
[8]	Oriental Republic of Uruguay	4.375%	1/23/31	2,140	2,480
[8]	Oriental Republic of Uruguay	7.625%	3/21/36	485	740
[8]	Oriental Republic of Uruguay	4.125%	11/20/45	1,029	1,155
[8]	Oriental Republic of Uruguay	5.100%	6/18/50	2,815	3,473
[8]	Oriental Republic of Uruguay	4.975%	4/20/55	2,500	3,056
[8,17]	Petroleos Mexicanos	2.290%	2/15/24	60	62
[17]	Petroleos Mexicanos	2.378%	4/15/25	90	93
	Province of Alberta	2.200%	7/26/22	2,000	2,049
	Province of Alberta	3.350%	11/1/23	1,700	1,824
	Province of Alberta	2.950%	1/23/24	600	640
	Province of Alberta	1.875%	11/13/24	1,800	1,854
	Province of Alberta	1.000%	5/20/25	830	826
	Province of Alberta	3.300%	3/15/28	1,100	1,212
	Province of Alberta	1.300%	7/22/30	2,566	2,384
	Province of British Columbia	2.000%	10/23/22	300	308
[8]	Province of British Columbia	1.750%	9/27/24	600	625
	Province of British Columbia	2.250%	6/2/26	1,500	1,583
	Province of British Columbia	1.300%	1/29/31	500	470
	Province of Manitoba	2.100%	9/6/22	300	307
[8]	Province of Manitoba	2.600%	4/16/24	1,250	1,326
	Province of Manitoba	3.050%	5/14/24	500	537
	Province of Manitoba	2.125%	6/22/26	850	889
	Province of New Brunswick	2.500%	12/12/22	400	414
	Province of New Brunswick	3.625%	2/24/28	500	559
	Province of Ontario	2.550%	4/25/22	1,000	1,025
	Province of Ontario	2.250%	5/18/22	2,900	2,964
	Province of Ontario	2.450%	6/29/22	100	103
	Province of Ontario	2.200%	10/3/22	500	514
	Province of Ontario	1.750%	1/24/23	1,190	1,220
	Province of Ontario	3.400%	10/17/23	3,130	3,364
	Province of Ontario	3.050%	1/29/24	2,000	2,145
	Province of Ontario	3.200%	5/16/24	1,000	1,081
	Province of Ontario	2.500%	4/27/26	1,000	1,066
	Province of Ontario	2.300%	6/15/26	2,000	2,112
	Province of Ontario	2.000%	10/2/29	1,700	1,707
	Province of Ontario	1.125%	10/7/30	2,800	2,569
	Province of Ontario	1.600%	2/25/31	5,000	4,784
	Province of Quebec	2.625%	2/13/23	2,050	2,139
[8]	Province of Quebec	7.125%	2/9/24	3,050	3,598
[8]	Province of Quebec	2.875%	10/16/24	700	754
[8]	Province of Quebec	1.500%	2/11/25	155	158
	Province of Quebec	0.600%	7/23/25	1,500	1,459

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Province of Quebec	2.500%	4/20/26	700	747
	Province of Quebec	2.750%	4/12/27	3,250	3,507
[8]	Province of Quebec	7.500%	9/15/29	1,075	1,523
	Province of Quebec	1.350%	5/28/30	1,200	1,137
	Province of Saskatchewan	8.500%	7/15/22	244	268
	Republic of Chile	2.250%	10/30/22	225	230
	Republic of Chile	3.125%	3/27/25	200	215
	Republic of Chile	3.125%	1/21/26	710	763
[8]	Republic of Chile	3.240%	2/6/28	2,910	3,140
[8]	Republic of Chile	2.450%	1/31/31	600	601
[8]	Republic of Chile	2.550%	1/27/32	1,600	1,612
	Republic of Chile	3.860%	6/21/47	875	941
[8]	Republic of Chile	3.500%	1/25/50	1,700	1,736
[8]	Republic of Chile	3.100%	1/22/61	1,600	1,488
[8]	Republic of Colombia	2.625%	3/15/23	2,250	2,310
[8]	Republic of Colombia	4.000%	2/26/24	1,690	1,798
	Republic of Colombia	8.125%	5/21/24	400	477
[8]	Republic of Colombia	4.500%	1/28/26	919	1,009
[8]	Republic of Colombia	3.875%	4/25/27	2,500	2,669
[8]	Republic of Colombia	4.500%	3/15/29	2,800	3,055
[8]	Republic of Colombia	3.000%	1/30/30	1,250	1,222
[8]	Republic of Colombia	3.125%	4/15/31	1,200	1,173
	Republic of Colombia	10.375%	1/28/33	500	759
	Republic of Colombia	7.375%	9/18/37	1,000	1,318
	Republic of Colombia	6.125%	1/18/41	1,100	1,306
[8]	Republic of Colombia	5.625%	2/26/44	2,033	2,305
[8]	Republic of Colombia	5.000%	6/15/45	4,244	4,522
[8]	Republic of Colombia	5.200%	5/15/49	1,600	1,762
[8]	Republic of Colombia	4.125%	5/15/51	2,500	2,372
[8]	Republic of Colombia	3.875%	2/15/61	2,000	1,799
	Republic of Hungary	5.375%	2/21/23	2,000	2,182
	Republic of Hungary	5.750%	11/22/23	1,000	1,130
	Republic of Hungary	5.375%	3/25/24	1,600	1,811
	Republic of Hungary	7.625%	3/29/41	850	1,367
	Republic of Indonesia	2.950%	1/11/23	350	363
	Republic of Indonesia	4.450%	2/11/24	625	683
[8]	Republic of Indonesia	3.850%	7/18/27	200	220
	Republic of Indonesia	3.500%	1/11/28	1,300	1,391
	Republic of Indonesia	4.100%	4/24/28	1,000	1,105
	Republic of Indonesia	4.750%	2/11/29	600	689
	Republic of Indonesia	3.400%	9/18/29	200	211
	Republic of Indonesia	2.850%	2/14/30	350	356
	Republic of Indonesia	3.850%	10/15/30	2,100	2,305
	Republic of Indonesia	1.850%	3/12/31	600	575
[3,8]	Republic of Indonesia	4.750%	7/18/47	300	339
	Republic of Indonesia	4.350%	1/11/48	2,075	2,249
	Republic of Indonesia	5.350%	2/11/49	1,100	1,364
	Republic of Indonesia	3.700%	10/30/49	825	838
	Republic of Indonesia	4.200%	10/15/50	2,205	2,415
	Republic of Indonesia	3.050%	3/12/51	850	842
	Republic of Indonesia	4.450%	4/15/70	500	547
	Republic of Indonesia	3.350%	3/12/71	500	473
	Republic of Italy	6.875%	9/27/23	2,300	2,642
	Republic of Italy	2.375%	10/17/24	1,950	2,032
	Republic of Italy	1.250%	2/17/26	2,900	2,835
	Republic of Italy	2.875%	10/17/29	2,000	2,020
	Republic of Italy	5.375%	6/15/33	1,925	2,329
	Republic of Italy	4.000%	10/17/49	1,900	1,928

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Republic of Korea	2.750%	1/19/27	3,800	4,063
	Republic of Korea	1.000%	9/16/30	1,000	916
	Republic of Korea	4.125%	6/10/44	305	368
	Republic of Korea	3.875%	9/20/48	390	461
[8]	Republic of Panama	4.000%	9/22/24	600	652
[8]	Republic of Panama	3.750%	3/16/25	1,450	1,573
	Republic of Panama	7.125%	1/29/26	358	442
	Republic of Panama	8.875%	9/30/27	368	507
[8]	Republic of Panama	3.875%	3/17/28	1,980	2,166
	Republic of Panama	9.375%	4/1/29	1,070	1,562
[8]	Republic of Panama	3.160%	1/23/30	400	417
[8]	Republic of Panama	2.252%	9/29/32	2,000	1,900
[8]	Republic of Panama	6.700%	1/26/36	1,744	2,348
[8]	Republic of Panama	4.500%	5/15/47	200	221
[8]	Republic of Panama	4.500%	4/16/50	2,110	2,334
[8]	Republic of Panama	4.300%	4/29/53	1,250	1,344
[8]	Republic of Panama	4.500%	4/1/56	2,400	2,634
[8]	Republic of Panama	3.870%	7/23/60	3,200	3,176
[8]	Republic of Peru	2.392%	1/23/26	600	617
	Republic of Peru	4.125%	8/25/27	250	279
	Republic of Peru	2.844%	6/20/30	500	506
[8]	Republic of Peru	2.783%	1/23/31	3,400	3,400
[8]	Republic of Peru	1.862%	12/1/32	900	821
	Republic of Peru	8.750%	11/21/33	2,535	3,940
[8]	Republic of Peru	6.550%	3/14/37	600	813
[8]	Republic of Peru	3.300%	3/11/41	900	872
	Republic of Peru	5.625%	11/18/50	2,150	2,847
[8]	Republic of Peru	3.550%	3/10/51	500	487
[8]	Republic of Peru	2.780%	12/1/60	900	742
[8]	Republic of Peru	3.230%	7/28/21	2,000	1,600
	Republic of Poland	5.125%	4/21/21	1,305	1,307
	Republic of Poland	3.000%	3/17/23	3,100	3,251
	Republic of Poland	4.000%	1/22/24	625	684
	Republic of Poland	3.250%	4/6/26	1,150	1,272
	Republic of the Philippines	4.200%	1/21/24	1,400	1,531
	Republic of the Philippines	9.500%	10/21/24	550	712
	Republic of the Philippines	10.625%	3/16/25	425	582
	Republic of the Philippines	5.500%	3/30/26	1,500	1,804
	Republic of the Philippines	3.000%	2/1/28	3,800	4,020
	Republic of the Philippines	3.750%	1/14/29	1,000	1,108
	Republic of the Philippines	9.500%	2/2/30	1,525	2,369
	Republic of the Philippines	2.457%	5/5/30	2,000	2,025
	Republic of the Philippines	7.750%	1/14/31	775	1,124
	Republic of the Philippines	1.648%	6/10/31	673	635
	Republic of the Philippines	6.375%	1/15/32	600	802
	Republic of the Philippines	6.375%	10/23/34	3,175	4,350
	Republic of the Philippines	5.000%	1/13/37	400	491
	Republic of the Philippines	3.950%	1/20/40	1,500	1,610
	Republic of the Philippines	3.700%	3/1/41	1,534	1,597
	Republic of the Philippines	3.700%	2/2/42	885	920
	Republic of the Philippines	2.950%	5/5/45	1,750	1,625
	Republic of the Philippines	2.650%	12/10/45	2,135	1,917
	State of Israel	3.150%	6/30/23	1,100	1,164
	State of Israel	2.875%	3/16/26	1,100	1,185
	State of Israel	3.250%	1/17/28	790	871
	State of Israel	2.500%	1/15/30	200	205
	State of Israel	2.750%	7/3/30	1,550	1,619
	State of Israel	4.500%	1/30/43	1,400	1,687

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	State of Israel	4.125%	1/17/48	800	918
	State of Israel	3.375%	1/15/50	2,035	2,046
	State of Israel	3.875%	7/3/50	1,650	1,804
	State of Israel	4.500%	4/3/20	900	1,063
	Svensk Exportkredit AB	2.000%	8/30/22	1,775	1,818
	Svensk Exportkredit AB	1.625%	11/14/22	1,500	1,534
[8]	Svensk Exportkredit AB	2.875%	3/14/23	1,400	1,471
[8]	Svensk Exportkredit AB	0.250%	9/29/23	500	499
[8]	Svensk Exportkredit AB	0.375%	3/11/24	800	797
[8]	Svensk Exportkredit AB	0.375%	7/30/24	800	795
[8]	Svensk Exportkredit AB	0.625%	5/14/25	2,500	2,480
	Svensk Exportkredit AB	0.500%	8/26/25	2,000	1,958
	United Mexican States	4.000%	10/2/23	269	290
	United Mexican States	3.600%	1/30/25	3,284	3,575
[8]	United Mexican States	3.900%	4/27/25	1,300	1,427
	United Mexican States	4.125%	1/21/26	2,968	3,298
	United Mexican States	4.150%	3/28/27	3,370	3,736
	United Mexican States	3.750%	1/11/28	1,175	1,255
	United Mexican States	4.500%	4/22/29	1,500	1,661
[8]	United Mexican States	3.250%	4/16/30	5,100	5,137
[8]	United Mexican States	2.659%	5/24/31	2,200	2,090
[8]	United Mexican States	8.300%	8/15/31	1,000	1,468
[8]	United Mexican States	4.750%	4/27/32	2,500	2,771
[8]	United Mexican States	7.500%	4/8/33	400	544
[8]	United Mexican States	6.750%	9/27/34	200	255
	United Mexican States	6.050%	1/11/40	2,321	2,779
[8]	United Mexican States	4.750%	3/8/44	3,022	3,170
	United Mexican States	5.550%	1/21/45	1,000	1,150
	United Mexican States	4.600%	1/23/46	2,530	2,577
	United Mexican States	4.350%	1/15/47	1,580	1,562
	United Mexican States	4.600%	2/10/48	3,110	3,170
[8]	United Mexican States	4.500%	1/31/50	2,100	2,125
[8]	United Mexican States	5.000%	4/27/51	2,800	3,022
[8]	United Mexican States	3.771%	5/24/61	3,500	3,080
[8]	United Mexican States	5.750%	10/12/10	2,914	3,228
Total Sovereign Bonds (Cost $769,081)					791,402
Taxable Municipal Bonds (0.3%)
	Alabama Economic Settlement Authority BP Settlement Revenue	3.163	9/15/25	195	205
	Alameda County CA Joint Powers Authority Lease Revenue	7.046	12/1/44	100	155
	American Municipal Power Ohio Inc. Revenue (Hydroelectric Projects)	6.449	2/15/44	225	313
	American Municipal Power Ohio Inc. Revenue (Prairie State Energy Campus Projects)	7.834	2/15/41	100	155
	American Municipal Power Ohio Inc. Revenue (Prairie State Energy Campus Projects)	6.053	2/15/43	50	70
	American Municipal Power Ohio Inc. Revenue (Prairie State Energy Campus Projects)	5.939	2/15/47	925	1,302
	American Municipal Power Ohio Inc. Revenue (Prairie State Energy Campus Projects)	8.084	2/15/50	175	301
	American Municipal Power Ohio Inc. Revenue (Prairie State Energy Campus Projects)	6.270	2/15/50	160	218

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Bay Area Toll Authority California Toll Bridge Revenue (San Francisco Bay Area)	6.918	4/1/40	175	252
Bay Area Toll Authority California Toll Bridge Revenue (San Francisco Bay Area)	7.043	4/1/50	125	206
Bay Area Toll Authority California Toll Bridge Revenue (San Francisco Bay Area)	6.263	4/1/49	985	1,522
Bay Area Toll Authority California Toll Bridge Revenue (San Francisco Bay Area)	6.907	10/1/50	1,200	1,981
Bay Area Toll Authority California Toll Bridge Revenue (San Francisco Bay Area)	2.574	4/1/31	300	310
California Department of Water Resources Power Supply Revenue	2.000	5/1/22	1,000	1,020
California GO	7.500	4/1/34	2,770	4,300
California GO	7.550	4/1/39	4,615	7,455
California GO	7.300	10/1/39	1,000	1,525
California GO	7.350	11/1/39	725	1,113
California GO	4.600	4/1/38	1,350	1,559
California GO	3.375	4/1/25	426	469
California GO	3.500	4/1/28	400	446
California GO	7.625	3/1/40	500	802
California GO	5.700	11/1/21	1,000	1,032
California GO	7.600	11/1/40	2,000	3,321
California GO	2.367	4/1/22	600	613
California GO	4.500	4/1/33	850	985
California GO	2.650	4/1/26	250	268
California GO	2.500	10/1/29	290	303
California GO	1.750	11/1/30	260	253
California State University Systemwide Revenue	3.899	11/1/47	250	282
California State University Systemwide Revenue	2.975	11/1/51	465	456
California State University Systemwide Revenue	2.897	11/1/51	500	472
Central Puget Sound WA Regional Transit Authority Sales & Use Tax Revenue	5.491	11/1/39	100	134
Chicago IL GO	7.045	1/1/29	170	196
Chicago IL Metropolitan Water Reclamation District GO	5.720	12/1/38	500	665
Chicago IL O'Hare International Airport Revenue	4.472	1/1/49	325	396
Chicago IL O'Hare International Airport Revenue	6.395	1/1/40	405	582
Chicago IL Transit Authority Transfer Tax Receipts Revenue	6.899	12/1/40	1,545	2,159
Clark County NV Airport System Revenue	6.820	7/1/45	325	487
Commonwealth Financing Authority Pennsylvania Revenue	3.864	6/1/38	500	558
Commonwealth Financing Authority Pennsylvania Revenue	3.807	6/1/41	400	425
Commonwealth Financing Authority Pennsylvania Revenue	4.144	6/1/38	275	313
Connecticut GO	5.850	3/15/32	610	810
Connecticut GO	5.090	10/1/30	575	687
Cook County IL GO	6.229	11/15/34	400	533

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Dallas County TX Hospital District Revenue	5.621	8/15/44	100	132
	Dallas TX Area Rapid Transit Revenue	5.999	12/1/44	200	288
	Dallas TX Area Rapid Transit Revenue	5.022	12/1/48	75	101
	Dallas TX Convention Center Hotel Development Corp Hotel Revenue	7.088	1/1/42	285	387
[18]	Dallas TX Independent School District GO	6.450	2/15/35	150	151
	Dallas-Fort Worth TX International Airport Revenue	2.994	11/1/38	1,875	1,899
	Dallas-Fort Worth TX International Airport Revenue	3.144	11/1/45	325	324
	District of Columbia Income Tax Revenue (Federally Taxable-Build America Bonds)	5.591	12/1/34	50	64
	District of Columbia Water & Sewer Authority Public Utility Revenue	4.814	10/1/14	275	357
	East Bay CA Municipal Utility District Water System Revenue	5.874	6/1/40	315	433
	Florida State Board of Administration Finance Corp.	1.705	7/1/27	850	853
	Florida State Board of Administration Finance Corp.	1.258	7/1/25	1,300	1,312
	Florida State Board of Administration Finance Corp.	2.154	7/1/30	1,000	999
	Foothill-Eastern Transportation Corridor Agency CA Toll Road Revenue	4.094	1/15/49	510	531
	Georgia Municipal Electric Power Authority Revenue	6.655	4/1/57	1,129	1,627
	Georgia Municipal Electric Power Authority Revenue	6.637	4/1/57	601	860
	Georgia Municipal Electric Power Authority Revenue	7.055	4/1/57	147	204
	Georgia Water & Wastewater Revenue	2.257	11/1/35	250	249
[11]	Golden State Tobacco Securitization Corp. California Revenue	3.115	6/1/38	400	401
	Grand Parkway Transportation Corp. Texas System Toll Revenue	3.236	10/1/52	1,490	1,498
	Grand Parkway Transportation Corp. Texas System Toll Revenue	5.184	10/1/42	315	405
	Great Lakes Michigan Water Authority Sewage Disposal System Revenue	3.056	7/1/39	100	102
	Houston TX GO	6.290	3/1/32	760	949
	Houston TX GO	3.961	3/1/47	355	402
	Illinois GO	5.100	6/1/33	4,990	5,618
	Illinois GO	4.950	6/1/23	833	864
	Illinois GO	6.630	2/1/35	130	156
	Illinois Toll Highway Authority Revenue	6.184	1/1/34	350	472
	Jobs Ohio Beverage System Statewide Liquor Profits Revenue	3.985	1/1/29	375	424
	Jobs Ohio Beverage System Statewide Liquor Profits Revenue	4.532	1/1/35	225	272
	Jobs Ohio Beverage System Statewide Liquor Profits Revenue	2.833	1/1/38	325	330
	Kansas Department of Transportation Highway Revenue	4.596	9/1/35	150	180
	Los Angeles CA Community College District GO	6.750	8/1/49	325	533
	Los Angeles CA Community College District GO	1.606	8/1/28	305	303

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Los Angeles CA Community College District GO	1.806	8/1/30	500	488
Los Angeles CA Community College District GO	2.106	8/1/32	1,450	1,425
Los Angeles CA Department of Water & Power Revenue	6.574	7/1/45	410	638
Los Angeles CA Department of Water & Power Revenue	6.603	7/1/50	500	811
Los Angeles CA Department of Water & Power Revenue	5.716	7/1/39	100	137
Los Angeles CA Unified School District GO	5.750	7/1/34	1,960	2,592
Los Angeles CA Unified School District GO	6.758	7/1/34	250	353
Los Angeles County CA Metropolitan Transportation Authority Sales Tax Revenue	5.735	6/1/39	400	516
Los Angeles County CA Public Works Financing Authority Lease Revenue	7.618	8/1/40	50	79
Maryland Health & Higher Educational Facilities Authority Revenue	3.052	7/1/40	500	487
Maryland Health & Higher Educational Facilities Authority Revenue	3.197	7/1/50	500	482
Maryland Transportation Authority Facilities Projects Revenue	5.888	7/1/43	100	132
Massachusetts GO	5.456	12/1/39	845	1,143
Massachusetts GO	4.200	12/1/21	685	703
Massachusetts GO	2.813	9/1/43	300	303
Massachusetts GO	2.900	9/1/49	300	295
Massachusetts GO	2.514	7/1/41	2,175	2,154
Massachusetts School Building Authority Dedicated Sales Tax Revenue	5.715	8/15/39	500	678
Massachusetts School Building Authority Dedicated Sales Tax Revenue	3.395	10/15/40	300	315
Massachusetts School Building Authority Dedicated Sales Tax Revenue	2.950	5/15/43	350	350
Massachusetts Transportation Fund Revenue	5.731	6/1/40	50	66
Metropolitan Government of Nashville & Davidson County TN Convention Center Authority Tourism Tax Revenue	6.731	7/1/43	100	142
Metropolitan Washington DC/VA Airports Authority Dulles Toll Road Revenue	7.462	10/1/46	575	934
Miami-Dade County FL Aviation Revenue (Miami International Airport)	4.280	10/1/41	575	619
Miami-Dade County FL Water & Sewer Revenue	3.490	10/1/42	275	282
Michigan Finance Authority Revenue (Trinity Health Credit Group)	3.084	12/1/34	250	262
Michigan Finance Authority Revenue (Trinity Health Credit Group)	3.384	12/1/40	375	396
Michigan State Building Authority Revenue Refunding taxable BDS 2020 II	2.705	10/15/40	800	778
Michigan State University Revenue	4.496	8/15/48	200	222
Mississippi GO	5.245	11/1/34	250	319

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Missouri Health & Educational Facilities Authority Revenue (Washington University)	3.652	8/15/57	350	397
	Missouri Health & Educational Facilities Authority Revenue (Washington University)	3.229	5/15/50	355	376
[19]	New Jersey Economic Development Authority Revenue (State Pension Funding)	7.425	2/15/29	1,435	1,836
	New Jersey Transportation Trust Fund Authority Transportation Program Revenue	6.561	12/15/40	450	621
	New Jersey Transportation Trust Fund Authority Transportation Program Revenue	4.081	6/15/39	475	499
	New Jersey Transportation Trust Fund Authority Transportation Program Revenue	4.131	6/15/42	400	418
	New Jersey Transportation Trust Fund Authority Transportation System Revenue	5.754	12/15/28	460	548
	New Jersey Turnpike Authority Revenue	7.414	1/1/40	375	589
	New Jersey Turnpike Authority Revenue	7.102	1/1/41	2,280	3,491
	New York City NY GO	5.517	10/1/37	475	618
	New York City NY GO	6.271	12/1/37	325	457
	New York City NY Municipal Water Finance Authority Water & Sewer System Revenue	5.750	6/15/41	100	140
	New York City NY Municipal Water Finance Authority Water & Sewer System Revenue	6.011	6/15/42	75	109
	New York City NY Municipal Water Finance Authority Water & Sewer System Revenue	5.440	6/15/43	325	446
	New York City NY Municipal Water Finance Authority Water & Sewer System Revenue	5.882	6/15/44	1,200	1,740
	New York City NY Municipal Water Finance Authority Water & Sewer System Revenue	5.952	6/15/42	100	144
	New York City NY Transitional Finance Authority Future Tax Revenue	5.508	8/1/37	150	196
	New York City NY Transitional Finance Authority Future Tax Revenue	5.572	11/1/38	625	805
	New York City NY Transitional Finance Authority Future Tax Revenue	5.767	8/1/36	300	377
	New York Metropolitan Transportation Authority Revenue (Climate Bond Certified)	5.175	11/15/49	1,225	1,517
	New York Metropolitan Transportation Authority Revenue (Dedicated Tax Fund)	7.336	11/15/39	515	807
	New York Metropolitan Transportation Authority Revenue (Transit Revenue)	5.871	11/15/39	100	126
	New York State Dormitory Authority Revenue	3.142	7/1/43	1,355	1,307
	New York State Dormitory Authority Revenue (Personal Income Tax)	5.628	3/15/39	95	119
	New York State Dormitory Authority Revenue (Personal Income Tax)	3.110	2/15/39	200	204

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	New York State Dormitory Authority Revenue (Personal Income Tax)	3.190	2/15/43	200	204
	New York State Thruway Authority	2.900	1/1/35	330	342
	New York State Thruway Authority	3.500	1/1/42	200	205
	New York State Urban Development Corp. Revenue (Personal Income Tax)	3.900	3/15/33	300	330
	New York State Urban Development Corp. Revenue (Personal Income Tax)	5.770	3/15/39	450	549
	North Texas Tollway Authority System Revenue	6.718	1/1/49	700	1,110
	Ohio State University General Receipts Revenue	3.798	12/1/46	100	114
	Ohio State University General Receipts Revenue	4.910	6/1/40	275	356
	Ohio State University General Receipts Revenue	4.800	6/1/11	615	790
	Ohio Turnpike Commission Revenue	3.216	2/15/48	300	301
	Ohio Water Development Authority Water Pollution Control Loan Fund Revenue	4.879	12/1/34	100	118
	Oregon Department of Transportation Highway User Tax Revenue	5.834	11/15/34	225	304
	Oregon GO	5.892	6/1/27	375	458
	Oregon GO	5.762	6/1/23	268	286
[20]	Oregon GO	3.424	3/1/60	750	753
[21]	Oregon School Boards Association GO	5.528	6/30/28	125	146
	Pennsylvania State University	2.790	9/1/43	425	424
	Pennsylvania State University	2.840	9/1/50	300	289
	Pennsylvania Turnpike Commission Revenue	5.511	12/1/45	375	504
	Port Authority of New York & New Jersey Revenue	5.647	11/1/40	200	269
	Port Authority of New York & New Jersey Revenue	4.458	10/1/62	2,280	2,810
	Port Authority of New York & New Jersey Revenue	4.960	8/1/46	975	1,256
	Port Authority of New York & New Jersey Revenue	4.810	10/15/65	550	709
	Port Authority of New York & New Jersey Revenue	3.287	8/1/69	400	390
	Port Authority of New York & New Jersey Revenue	6.040	12/1/29	125	163
	Port Authority of New York & New Jersey Revenue	5.647	11/1/40	800	1,078
	Port Authority of New York & New Jersey Revenue	5.310	8/1/46	375	424
	Port Authority of New York & New Jersey Revenue	4.031	9/1/48	175	200
	Port Authority of New York & New Jersey Revenue	3.175	7/15/60	250	237
	Port of Morrow OR Transmission Facilities Revenue (Bonneville Cooperation Projects)	2.543	9/1/40	300	287
	Regional Transportation District of Colorado Sales Tax Revenue	5.844	11/1/50	150	224
	Riverside County CA Pension Obligation Bonds	3.818	2/15/38	75	80
	Rutgers State University New Jersey Revenue	5.665	5/1/40	325	434
	Rutgers State University New Jersey Revenue	3.915	5/1/19	150	155

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Rutgers State University New Jersey Revenue	3.270	5/1/43	100	104
	Sales Tax Securitization Corp. Illinois Revenue	3.587	1/1/43	350	370
	Sales Tax Securitization Corp. Illinois Revenue	3.820	1/1/48	250	265
	Sales Tax Securitization Corp. Illinois Revenue	4.787	1/1/48	230	281
	Salt River Projects Arizona Agricultural Improvement & Power District Revenue	4.839	1/1/41	370	471
	San Antonio TX Electric & Gas Systems Revenue	5.808	2/1/41	490	684
	San Antonio TX Electric & Gas Systems Revenue	5.985	2/1/39	225	312
	San Antonio TX Electric & Gas Systems Revenue	4.427	2/1/42	450	534
	San Antonio TX Electric & Gas Systems Revenue	2.905	2/1/48	250	246
	San Diego County CA Water Authority Revenue	6.138	5/1/49	1,000	1,449
	San Francisco CA City & County Public Utilities Commission Water Revenue	6.950	11/1/50	275	441
	San Francisco CA City & County Public Utilities Commission Water Revenue	2.825	11/1/41	250	252
	San Jose California Redevelopment Agency Successor Agency Tax Allocation	3.375	8/1/34	375	400
	Santa Clara Valley CA Transportation Authority Sales Tax Revenue	5.876	4/1/32	645	797
	South Carolina Public Service Authority Revenue	6.454	1/1/50	475	703
	South Carolina Public Service Authority Revenue	2.388	12/1/23	135	142
	State of Florida Board of administration Finance Corp.	2.638	7/1/21	500	503
	State Public School Building Authority PA Revenue	5.000	9/15/27	250	296
	Texas GO	5.517	4/1/39	1,030	1,439
	Texas GO	3.211	4/1/44	425	444
	Texas Private Activity Bond Surface Transportation Corp. Revenue (NTE Mobility Partners)	3.922	12/31/49	775	817
	Texas Transportation Commission GO	2.562	4/1/42	725	708
	Texas Transportation Commission GO	2.472	10/1/44	725	685
	Texas Transportation Commission Revenue	4.681	4/1/40	100	129
	Texas Transportation Commission Revenue	5.178	4/1/30	275	335
	Texas Transportation Commission State Highway Revenue	4.000	10/1/33	325	387
[21]	Tucson City AZ COP	2.856	7/1/47	300	284
	University of California	4.767	5/15/15	50	62
	University of California	4.858	5/15/12	1,330	1,681
	University of California	5.946	5/15/45	275	374
	University of California	4.601	5/15/31	500	582
	University of California	3.063	7/1/25	400	435
	University of California	1.316	5/15/27	925	916
	University of California	1.614	5/15/30	525	501
	University of California	0.883	5/15/25	225	225
	University of California	3.071	5/15/51	500	490

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	University of California Regents Medical Center Pooled Revenue	6.583	5/15/49	125	186
	University of California Regents Medical Center Pooled Revenue	6.548	5/15/48	2,250	3,390
	University of California Regents Medical Center Pooled Revenue	3.006	5/15/50	500	480
	University of California Regents Medical Center Pooled Revenue	3.256	5/15/60	660	658
	University of Michigan	2.437	4/1/40	275	265
	University of Michigan	2.562	4/1/50	200	190
	University of Nebraska Student Fee Revenue	3.037	10/1/49	235	236
	University of Pittsburgh Pennsylvania of the Commonwealth System of Higher Education	3.555	9/15/19	1,025	964
	University of Texas Financing System Revenue	4.794	8/15/46	300	382
	University of Texas Financing System Revenue	3.354	8/15/47	200	219
	University of Texas Financing System Revenue	2.439	8/15/49	225	206
	University of Texas Permanent University Fund Revenue	3.376	7/1/47	400	440
	University of Texas Permanent University Fund Revenue	3.100	7/1/49	275	279
	University of Virginia Revenue	4.179	9/1/17	250	285
	University of Virginia Revenue	2.256	9/1/50	1,075	941
	Utah GO	4.554	7/1/24	100	107
	Utah GO	3.539	7/1/25	576	619
	Washington GO	5.140	8/1/40	480	649
	Wisconsin General Fund Annual Appropriation Revenue	3.154	5/1/27	300	329
[21]	Wisconsin General Fund Annual Appropriation Revenue	5.700	5/1/26	270	313
	Wisconsin General Fund Annual Appropriation Revenue	3.954	5/1/36	1,000	1,108
Total Taxable Municipal Bonds (Cost $134,887)					148,566

		Coupon	Shares	Market Value ($000)
Temporary Cash Investments (2.9%)
Money Market Fund (2.9%)
[22,23]	Vanguard Market Liquidity Fund (Cost $1,591,111)	0.081%	15,913,431	1,591,343
Total Investments (101.0%) (Cost $31,340,455)				54,500,442
Other Assets and Liabilities—Net (-1.0%)				(562,697)
Net Assets (100%)				53,937,745
Cost is in $000.
*	Non-income-producing security.
1	Includes partial security positions on loan to broker-dealers. The total value of securities on loan is $89,851,000.
2	Security value determined using significant unobservable inputs.
3	Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At March 31, 2021, the aggregate value of these securities was $164,937,000, representing 0.3% of net assets.
4	“Other” represents securities that are not classified by the fund’s benchmark index.
5	Considered an affiliated company of the fund as the issuer is another member of The Vanguard Group.
6	Securities with a value of $2,107,000 have been segregated as collateral for certain open To Be Announced (TBA) transactions.
7	U.S. government-guaranteed.
8	The average or expected maturity is shorter than the final maturity shown because of the possibility of interim principal payments and prepayments or the possibility of the issue being called.
9	Securities with a value of $710,000 have been segregated as initial margin for open futures contracts.
10	The issuer was placed under federal conservatorship in September 2008; since that time, its daily operations have been managed by the Federal Housing Finance Agency and it receives capital from the U.S. Treasury, as needed to maintain a positive net worth, in exchange for senior preferred stock.
11	Includes securities purchased on a when-issued or delayed-delivery basis for which the fund has not taken delivery as of March 31, 2021.
12	Variable-rate security; rate shown is effective rate at period end. Certain variable-rate securities are not based on a published reference rate and spread but are determined by the issuer or agent based on current market conditions.
13	Guaranteed by the Government of Canada.
14	Guaranteed by the Federal Republic of Germany.
15	Guaranteed by the Government of Japan.
16	Guaranteed by the Republic of Austria.
17	Guaranteed by the Government of Mexico.
18	Scheduled principal and interest payments are guaranteed by Texas Permanent School Fund.
19	Scheduled principal and interest payments are guaranteed by National Public Finance Guarantee Corp.
20	Scheduled principal and interest payments are guaranteed by Build America Mutual Assurance Co.
21	Scheduled principal and interest payments are guaranteed by Assured Guaranty Municipal Corp.
22	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
23	Collateral of $91,713,000 was received for securities on loan.
12M—12-month.
1YR—1-year.
6M—6-month.
CMT—Constant Maturing Treasury Rate.
COP—Certificate of Participation.
CVR—Contingent Value Rights.
GO—Government Obligation Bond.
LIBOR—London Interbank Offered Rate.
REIT—Real Estate Investment Trust.
REMICS—Real Estate Mortgage Investment Conduits.
UMBS—Uniform Mortgage-Backed Securities.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts
			($000)
	Expiration	Number of Long (Short) Contracts	Notional Amount	Value and Unrealized Appreciation (Depreciation)
Long Futures Contracts
10-Year U.S. Treasury Note	June 2021	6,475	847,821	(17,041)
E-mini Russell 2000 Index	June 2021	97	10,779	(614)
E-mini S&P 500 Index	June 2021	379	75,182	654
				(17,001)

A. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Bonds and temporary cash investments are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Structured debt securities, including mortgages and asset-backed securities, are valued using the latest bid prices or using valuations based on a matrix system that considers such factors as issuer, tranche, nominal or option-adjusted spreads, weighted average coupon, weighted average maturity, credit enhancements, and collateral. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value.
B. Futures Contracts: The fund uses futures contracts to invest in fixed income asset classes with greater efficiency and lower cost than is possible through direct investment, to add value when these instruments are attractively priced, or to adjust sensitivity to changes in interest rates. The fund also uses index futures contracts to a limited extent, with the objectives of maintaining full exposure to the stock market while maintaining liquidity, and minimizing transaction costs. The fund may purchase futures contracts to immediately invest incoming cash in the market, or sell futures in response to cash outflows, thereby simulating a fully invested position in the underlying index while maintaining a cash balance for liquidity. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of bonds or stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any securities pledged as initial margin for open contracts are noted in the Schedule of Investments.
Futures contracts are valued at their quoted daily settlement prices. Fluctuations in the value of the contracts are recorded as an asset (liability).
C. To Be Announced (TBA) Transactions: A TBA transaction is an agreement to buy or sell mortgage-backed securities with agreed-upon characteristics (face amount, coupon, maturity) for settlement at a future date. The fund may be a seller of TBA transactions to reduce its exposure to the mortgage-backed securities market or in order to sell mortgage-backed securities it owns under delayed-delivery arrangements. When the fund is a buyer of TBA transactions, it maintains cash or short-term investments in an amount sufficient to meet the purchase price at the settlement date of the TBA transaction. The primary risk associated with TBA transactions is that a counterparty may default on its obligations. The fund mitigates its counterparty risk by, among other things, performing a credit analysis of counterparties, allocating transactions among numerous counterparties, and monitoring its exposure to each counterparty. The fund may also enter into a Master Securities Forward Transaction Agreement (MSFTA) with certain counterparties and require them to transfer collateral as security for their performance. In the absence of a default, the collateral pledged or received by the fund cannot be repledged, resold, or rehypothecated. Under an MSFTA, upon a counterparty default (including bankruptcy), the fund may terminate any TBA transactions with that counterparty, determine the net amount owed by either party in accordance with its master netting arrangements, and sell or retain any collateral held up to the net amount owed to the fund under the master netting arrangements.

D. Mortgage Dollar Rolls: The fund enters into mortgage-dollar-roll transactions, in which the fund sells mortgage-backed securities to a dealer and simultaneously agrees to purchase similar securities in the future at a predetermined price. The proceeds of the securities sold in mortgage-dollar-roll transactions are typically invested in high-quality short-term fixed income securities. The fund forgoes principal and interest paid on the securities sold, and is compensated by interest earned on the proceeds of the sale and by a lower price on the securities to be repurchased. The fund has also entered into mortgage-dollar-roll transactions in which the fund buys mortgage-backed securities from a dealer pursuant to a TBA transaction and simultaneously agrees to sell similar securities in the future at a predetermined price. The securities bought in mortgage-dollar-roll transactions are used to cover an open TBA sell position. The fund continues to earn interest on mortgage-backed security pools already held and receives a lower price on the securities to be sold in the future. The fund accounts for mortgage-dollar-roll transactions as purchases and sales; as such, these transactions may increase the fund’s portfolio turnover rate. Amounts to be received or paid in connection with open mortgage dollar rolls are included in Receivables for Investment Securities Sold or Payables for Investment Securities Purchased.
E.  Various inputs may be used to determine the value of the fund’s investments and derivatives. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments and derivatives valued with significant unobservable inputs are noted on the Schedule of Investments.
The following table summarizes the market value of the fund’s investments and derivatives as of March 31, 2021, based on the inputs used to value them:
	Level 1 ($000)	Level 2 ($000)	Level 3 ($000)	Total ($000)
Investments
Assets
Common Stocks	32,947,447	51	328	32,947,826
Preferred Stocks	8	—	—	8
U.S. Government and Agency Obligations	—	12,726,851	—	12,726,851
Asset-Backed/Commercial Mortgage-Backed Securities	—	525,206	—	525,206
Corporate Bonds	—	5,769,240	—	5,769,240
Sovereign Bonds	—	791,402	—	791,402
Taxable Municipal Bonds	—	148,566	—	148,566
Temporary Cash Investments	1,591,343	—	—	1,591,343
Total	34,538,798	19,961,316	328	54,500,442

Derivative Financial Instruments
Assets
Futures Contracts[1]	654	—	—	654
Liabilities
Futures Contracts[1]	17,655	—	—	17,655
1	Includes cumulative appreciation (depreciation) on futures contracts and centrally cleared swaps, if any, as reported in the Schedule of Investments.

F.  Transactions during the period in affiliated underlying Vanguard funds were as follows:
		Current Period Transactions
	Dec. 31, 2020 Market Value ($000)	Purchases at Cost ($000)	Proceeds from Securities Sold ($000)	Realized Net Gain (Loss) ($000)	Change in Unrealized App. (Dep.) ($000)	Income ($000)	Capital Gain Distributions Received ($000)	Mar. 31, 2021 Market Value ($000)
Vanguard Market Liquidity Fund	1,548,665	NA1	NA1	—	—	369	—	1,591,343
Vanguard Total Bond Market ETF	33,105	—	—	—	(1,302)	101	—	31,803
Total	1,581,770			—	(1,302)	470	—	1,623,146
1	Not applicable—purchases and sales are for temporary cash investment purposes.